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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-08220
                                     ---------

                           ING Variable Products Trust
                           ---------------------------
               (Exact name of registrant as specified in charter)

               7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

           CT Corporation System, 101 Federal Street, Boston, MA 02110
           -----------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-992-0180

Date of fiscal year end:     December 31
                             -----------

Date of reporting period:    January 1, 2003 to June 30, 2003
                             --------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

SEMI-ANNUAL REPORT


SEMI-ANNUAL REPORT


[PHOTO OF COMPASS]

June 30, 2003


Class R

DOMESTIC EQUITY GROWTH PORTFOLIOS

ING VP Growth + Value Portfolio
ING VP Growth Opportunities Portfolio
ING VP MidCap Opportunities Portfolio
ING VP SmallCap Opportunities Portfolio
ING VP Disciplined LargeCap Portfolio

DOMESTIC EQUITY VALUE PORTFOLIO

ING VP MagnaCap Portfolio

INTERNATIONAL EQUITY PORTFOLIO

ING VP International Value Portfolio

FIXED INCOME PORTFOLIO

ING VP High Yield Bond Portfolio


                                                                [ING FUNDS LOGO]

                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

President's Letter......................................    1
Portfolio Managers' Reports.............................    2
Index Descriptions......................................   18
Statements of Assets and Liabilities....................   19
Statements of Operations................................   21
Statements of Changes in Net Assets.....................   23
Financial Highlights....................................   27
Notes to Financial Statements...........................   35
Portfolios of Investments...............................   44
Trustee and Officer Information.........................   63

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                               PRESIDENT'S LETTER
--------------------------------------------------------------------------------

[Photo]

JAMES M. HENNESSY

Dear Shareholder,

It would be an understatement to refer to this past year as a challenging one for investors. In the past twelve months, there have been a number of events on the geopolitical front and numerous economic setbacks that have tested investor resilience.

We are now in the third year of one of the longest economic downturns in U.S. history. And although few of us will take much comfort in the fact that we have coped through a particularly challenging time, perhaps we should.

We at ING Funds remain optimistic about the future. We acknowledge the recent difficulties, but we also prefer to look at the positives that have emerged in the wake of those difficulties. For instance, the quick actions on the part of the financial industry and government regulators following a string of recent corporate scandals may have helped regain investor trust as well as introduce new accounting standards that may bring permanent improvements to our industry.

Although I do not wish to overstate my enthusiasm, I do believe that the gradual market upturn of recent months supports our long-held philosophy that it is important for investors to remain focused on their long-term goals and maintain reasonable expectations.

We remain committed to providing quality service and innovative products to help meet the needs of our investors, and we are excited and optimistic about the future.

On behalf of ING Funds, I thank you for your continued support and confidence and look forward to serving you in the future.

Sincerely,

/s/ James M. Hennessy
James M. Hennessy
President
ING Funds
August 15, 2003

ING VP GROWTH + VALUE PORTFOLIO                       PORTFOLIO MANAGERS' REPORT
--------------------------------------------------------------------------------

PORTFOLIO MANAGEMENT: A team of investment professionals led by Matthew Price, CFA and David Campbell, ING Investments, LLC.*

GOAL: ING VP Growth + Value Portfolio (the "Portfolio") seeks capital appreciation by investing in a diversified portfolio of equity securities, including common and preferred stock, warrants and convertible securities.

MARKET OVERVIEW: The first half of 2003 marked a return to positive territory for the S&P 500 Index, with the Index increasing 11.77% for the six months ending June 30, 2003. The positive first half performance was led by a blistering 15.37% increase in the second quarter. Investors showed their fondness for equities once again, as the Iraqi War came to an end. Resolution of this conflict allowed investors to refocus on the markets, and less on the uncertain geo-political events abroad. The Federal Reserve and Washington both did their parts to create a favorable environment for equities compared to fixed income through a low interest rate environment and a tax rate reduction on dividends.

PERFORMANCE: For the six months ended June 30, 2003, the Portfolio's Class R shares, excluding any charges, provided a total return of 13.88%, compared to the Russell 2000 Index and Russell 3000 Index, which returned 17.88% and 12.71%, respectively.

PORTFOLIO SPECIFICS: Stock selection and a high cash weighting in the Portfolio were the main source of underperformance over the prior six months. The Portfolio benefited from sector weightings in technology, industrials and consumer discretionary sectors. However, portfolio cash as well as stock selection in technology and health care were key factors in the Portfolio's underperformance. As a result of the change in the portfolio management team, allocations to the technology and consumer discretionary sectors have been reduced and allocations to the health care and industrial sectors have been increased.

MARKET OUTLOOK: The new portfolio management team began to reorient the Portfolio's holdings in mid-June. The holdings now reflect a broadly diversified portfolio of stocks that are chosen based on expectation of continued earnings growth, ongoing relative price strength, and reasonable valuations.

The resurgence of stocks in the June quarter was a welcome relief after three years of wealth deflation. Most questions center around whether this most recent advance represents the beginning of a new upward trend or whether it is a false start reminiscent of the second and fourth quarters of 2000. The weight of the argument appears to us to lean towards the optimistic side, which does not imply that advances from here will be without interruptions. The Federal Reserve seems intent on maintaining liquidity, and the tax cuts boost the appeal of stock investing. While the geopolitical questions and threats certainly still loom, on balance we believe investors' perception is one of relief -- things could have been much worse. Valuations of stocks very much depend on predictions about future earnings streams. We think that the economy is likely to continue to grow and that the corporate cost cutting of the past few years should translate that growth into strong profit gains. Importantly, alternatives to stocks for long-term investors do not appear particularly appealing right now.

------------------

* Effective June 16, 2003 ING Investments, LLC assumed direct management of the Portfolio.

PORTFOLIO MANAGERS' REPORT                       ING VP GROWTH + VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                           AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED JUNE 30, 2003
                                           ----------------------------------------------------------------
                                                                                            SINCE INCEPTION
                                           1 YEAR                   5 YEAR                      5/6/94
                                           ------                   ------                      ------
Class R                                    -12.46%                  -1.37%                       7.16%
Russell 2000 Index                          -1.64%                   0.97%                       7.98%(1)
Russell 3000 Index                           0.77%                  -1.13%                      10.32%(1)

Based on a $10,000 initial investment, the table above illustrates the total return of ING VP Growth + Value Portfolio against the Russell 2000 Index and Russell 3000 Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

Performance table does not reflect the deduction of taxes that a shareholder will pay on Portfolio distributions or the redemption of Portfolio shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Portfolio. Total return results would have been lower had there been no waiver to the Portfolio.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

Portfolio holdings are subject to change daily.

(1) Since inception performance for the index is shown from 5/1/94.

PRINCIPAL RISK FACTOR(S): Exposure to financial and market risks that accompany investments in equities. The Portfolio invests in smaller companies which may be more susceptible to price volatility and are less liquid than larger companies. Investing in funds that are concentrated in a smaller number of holdings poses greater risk than those funds with a larger number of holdings because each investment has a greater effect on the Portfolio's performance.

                See accompanying index descriptions on page 18.

ING VP GROWTH OPPORTUNITIES PORTFOLIO                 PORTFOLIO MANAGERS' REPORT
--------------------------------------------------------------------------------

PORTFOLIO MANAGEMENT: A team of investment professionals led by Matthew Price, CFA and David Campbell, ING Investments, LLC.*

GOAL: The ING VP Growth Opportunities Portfolio (the "Portfolio") seeks long-term growth of capital.

MARKET OVERVIEW: The first half of 2003 marked a return to positive territory for the S&P 500, with the Index increasing 11.77% for the six months ending June 30, 2003. The positive first half performance was led by a blistering 15.37% increase in the second quarter. Investors showed their fondness for equities once again, as the Iraqi War came to an end. Resolution of this conflict allowed investors to refocus on the markets, and less on the uncertain geo-political events abroad. The Federal Reserve and Washington both did their parts to create a favorable environment for equities compared to fixed income through a low interest rate environment and a tax rate reduction on dividends.

PERFORMANCE: For the six months ended June 30, 2003, the Portfolio's Class R shares, excluding any charges, provided a total return of 13.60% compared to the Russell 3000 Index and S&P 500, which returned 12.71% and 11.77%, respectively.

PORTFOLIO SPECIFICS: Relative performance was hurt by our below-market weighting in technology stocks. However, good stock selection in both the technology and health care sectors were positive factors, while exposure to the consumer staples retailing and energy sectors acted as a drag on performance. Strong performers included Amazon, Hewlett Packard, and Aetna U.S. Healthcare. Wal-Mart Stores and Nabors Industries negatively impacted results.

The second quarter marked a transitional period for the Portfolio. We began the stewardship of these assets in mid-April and have gradually reoriented the portfolio holdings. Our emphasis is on a broadly diversified portfolio of stocks that are chosen based on our expectation of continued earnings growth, ongoing relative price strength, and reasonable valuations.

MARKET OUTLOOK: The resurgence of stocks in the June quarter was a welcome relief after three years of wealth deflation. Most questions center around whether this most recent advance represents the beginning of a new upward trend or whether it is a false start reminiscent of the second and fourth quarters of 2000. The weight of the argument appears to us to lean towards the optimistic side, which does not imply that advances from here will be without interruptions. The Fed seems intent on maintaining liquidity and the tax cuts boost the appeal of stock investing. While the geopolitical questions and threats certainly still loom, on balance we believe investors' perception is one of relief. Stock valuations very much depend on predictions about future earnings streams. We think that the economy is likely to continue to grow and that the corporate cost cutting of the past few years should translate that growth into strong profit gains. Importantly, alternatives to stocks for long-term investors do not appear particularly appealing right now.

------------------

* A team of investment professionals led by Matthew Price, CFA and David Campbell, ING Investments, LLC assumed responsibility for the Portfolio on April 21, 2003.

PORTFOLIO MANAGERS' REPORT                 ING VP GROWTH OPPORTUNITIES PORTFOLIO
--------------------------------------------------------------------------------

                                            AVERAGE ANNUAL TOTAL RETURNS
                                         FOR THE PERIODS ENDED JUNE 30, 2003
                                        -------------------------------------
                                                              SINCE INCEPTION
                                        1 YEAR                    5/3/00
                                        ------                    ------
Class R                                 -6.37%                    -23.62%
Russell 3000 Index                       0.77%                     -9.92%(1)
S&P 500 Index                            0.25%                    -10.54%(1)

Based on a $10,000 initial investment, the table above illustrates the total return of ING VP Growth Opportunities Portfolio against the Russell 3000 Index and S&P 500 Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

Performance table does not reflect the deduction of taxes that a shareholder will pay on Portfolio distributions or the redemption of Portfolio shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Portfolio. Total return results would have been lower had there been no waiver to the Portfolio.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

Portfolio holdings are subject to change daily.

(1) Since inception performance for the index is shown from 5/1/00.

PRINCIPAL RISK FACTOR(S): Exposure to financial and market risks that accompany investments in equities. The Portfolio invests in small and medium-sized companies which may be more susceptible to price swings and less liquid than larger companies. This Portfolio invests in companies that the portfolio managers feel have the potential for rapid growth, which may give the portfolio a higher risk of price volatility than a portfolio that emphasizes other styles.

                See accompanying index descriptions on page 18.

ING VP MIDCAP OPPORTUNITIES PORTFOLIO                 PORTFOLIO MANAGERS' REPORT
--------------------------------------------------------------------------------

PORTFOLIO MANAGEMENT: A team of investment professionals led by Matthew Price, CFA and David Campbell, ING Investments, LLC.*

GOAL: The ING VP MidCap Opportunities Portfolio (the "Portfolio") seeks long-term capital appreciation.

MARKET OVERVIEW: The first half of 2003 marked a return to positive territory for the S&P MidCap 400 Index (S&P 400), with the index increasing 12.42% for the six months ending June 30, 2003. The positive first half performance was led by a blistering 17.64% increase in the second quarter. Investors showed their fondness for equities once again, as the Iraqi War came to an end. Resolution of this conflict allowed investors to refocus on the markets, and less on the uncertain geo-political events abroad. The Federal Reserve and Washington both did their parts to create a favorable environment for equities compared to fixed income through a low interest rate environment and a tax rate reduction on dividends.

PERFORMANCE: For the six months ended June 30, 2003, the Portfolio's Class R shares, excluding any charges, provided a total return of 17.11% compared to the Russell MidCap Growth and S&P 400, which returned 18.74% and 12.42%, respectively.

PORTFOLIO SPECIFICS: The outperformance in the first three months of the year was largely attributable to the Portfolio's health care, information technology and energy holdings, offset somewhat by weaker results from the materials and industrial sectors. Consistent with our longstanding strategy, the Portfolio remained significantly overweight in information technology, health care and energy stocks, all of which held up well during a volatile quarter. Within the "Life Sciences Revolution" category, Biovail (a manufacturer of advanced drug delivery technologies) was the Portfolio's top performer. Media and telecommunications stocks also helped the Portfolio's tech holdings outperform during this period, especially such companies as Echostar and Comverse Technology. The decision to increase the Portfolio's weighting to gas and oil exploration stocks also provided to be fortuitous in light of global supply concerns. The Portfolio's exposure to industrial companies was cut in half by selling Parker Hannafin and discount air carrier Ryanair. Another significant portfolio reduction was in the "The New Consumer" category, where Coach, Ralph Lauren, Pier I, and Williams-Sonoma were sold.

The second quarter marked a transitional period for the Portfolio. We began the stewardship of these assets in mid-April and have gradually reoriented the portfolio holdings. Our emphasis is on a broadly diversified portfolio of stocks that are chosen based on our expectation of continued earnings growth, ongoing relative price strength, and reasonable valuations. Performance was helped by favorable sector allocation and stock selection. Exposure to the health care and technology sectors were positive factors, while positions in consumer staples and business services acted as a drag on performance. Examples of positive stock selection were Veritas Software, Yahoo, and Omnicare. Conversely, among the holdings that negatively impacted results were Abercrombie & Fitch, Expeditors Intl., and Staples.

MARKET OUTLOOK: The resurgence of stocks in the June quarter was a welcome relief after three years of wealth deflation. Most questions center around whether this advance represents the beginning of a long upward trend or whether it is a false start reminiscent of the second and fourth quarters of 2001 when the Russell MidCap Growth Index posted a strong advance only to decline sharply in 2002. The weight of the argument appears to us to lean towards the optimistic side, which does not imply that advances from here will be without interruptions. Stock valuations very much depend on predictions about future earnings streams. We think that the corporate cost cutting of the past few years should translate that growth into strong profit gains. Importantly, alternatives to stocks for long-term investors do not appear particularly appealing right now.

------------------

* A team of investment professionals led by Matthew Price, CFA and David Campbell, ING Investments, LLC assumed responsibility for the Portfolio on April 21, 2003.

PORTFOLIO MANAGERS' REPORT                 ING VP MIDCAP OPPORTUNITIES PORTFOLIO
--------------------------------------------------------------------------------

                                            AVERAGE ANNUAL TOTAL RETURNS
                                         FOR THE PERIODS ENDED JUNE 30, 2003
                                        -------------------------------------
                                                              SINCE INCEPTION
                                        1 YEAR                    5/5/00
                                        ------                    ------
Class R                                  0.38%                    -18.36%
Russell MidCap Growth Index              7.35%                    -16.95%(1)
S&P MidCap 400 Index                    -0.71%                      1.00%(1)

Based on a $10,000 initial investment, the table above illustrates the total return of ING VP MidCap Opportunities Portfolio against the Russell MidCap Growth Index and S&P MidCap 400 Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

Performance table does not reflect the deduction of taxes that a shareholder will pay on Portfolio distributions or the redemption of Portfolio shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Portfolio. Total returns would have been lower had there been no waiver to the Portfolio.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

Portfolio holdings are subject to change daily.

(1) Since inception performance for the index is shown from 5/1/00.

PRINCIPAL RISK FACTOR(S): Exposure to financial and market risks that accompany investments in equities. In exchange for higher growth potential, investing in stocks of smaller medium-sized companies may entail greater price variability than investing in stocks of larger companies.

                See accompanying index descriptions on page 18.

ING VP SMALLCAP OPPORTUNITIES PORTFOLIO               PORTFOLIO MANAGERS' REPORT
--------------------------------------------------------------------------------

PORTFOLIO MANAGEMENT: A team of investment professionals led by Matthew Price, CFA and David Campbell, ING Investments, LLC.*

GOAL: The ING VP SmallCap Opportunities Portfolio (the "Portfolio") seeks capital appreciation.

MARKET OVERVIEW: The first half of 2003 marked a return to positive territory for the Russell 2000 Index, with the Index increasing 17.88% for the six months ending June 30, 2003. The positive first half performance was led by a blistering 23.42% increase in the second quarter as small-cap stocks continued to outperform their large-cap brethren. Investors showed their fondness for equities once again, as the Iraqi War came to an end. Resolution of this conflict allowed investors to refocus on the markets, and less on the uncertain geo-political events abroad. The Federal Reserve and Washington both did their parts to create a favorable environment for equities compared to fixed income through a low interest rate environment and a tax rate reduction on dividends.

PERFORMANCE: For the six months ended June 30, 2003, the Portfolio's Class R shares, excluding any charges, provided a total return of 13.44% compared to the Russell 2000 Growth Index and Russell 2000 Index, which returned 19.33% and 17.88%, respectively.

PORTFOLIO SPECIFICS: During the first three months of this reporting period, the source of the underperformance was mainly stock selection in the health care and technology sectors. We estimate that these accounted for approximately one half and one quarter of the underperformance, respectively. Sector selection also detracted from performance as an overweight in technology, which was a laggard for most of the period, held back results, as did an underweight in the financial sector, which was relatively strong.

The second quarter marked a transitional period for the Portfolio. We began the stewardship of these assets in mid-April and have gradually reoriented the portfolio holdings. Our emphasis is on a broadly diversified portfolio of small-capitalization stocks that are chosen based on our expectation of continued earnings growth, ongoing relative price strength and reasonable valuations. Performance in the second half of the reporting period was helped by favorable sector allocation and stock selection. Exposure to the health care and technology sectors were positive factors, while the consumer staples and financial services acted as a drag on performance. Examples of positive stock selection were Sandisk, Inamed, and Digital River. Southwest Bancorporation, Flowers Foods, and Chico's negatively affected performance.

MARKET OUTLOOK: The resurgence of stocks in the June quarter was a welcome relief after three years of wealth deflation. Most questions center around whether this advance represents the beginning of a long upward trend or whether it is a false start reminiscent of the second and fourth quarters of 2001 when the Russell 2000 Growth Index advanced 18% and 26%, respectively, only to be crushed in 2002. The weight of the argument appears to us to lean towards the optimistic side, which does not imply that advances from here will be without interruptions. Stock valuations very much depend on predictions about future earnings streams. We think that the economy is likely to continue to grow, and that the corporate cost cutting of the past few years should translate that growth into strong profit gains. Importantly, alternatives to stocks for long-term investors do not appear particularly appealing right now.

------------------

* A team of investment professionals led by Matthew Price, CFA and David Campbell, ING Investments, LLC assumed responsibility for the Portfolio on April 21, 2003.

PORTFOLIO MANAGERS' REPORT               ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
--------------------------------------------------------------------------------

                                                  AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED JUNE 30, 2003
                                                 ------------------------------------------------------------------
                                                                                                   SINCE INCEPTION
                                                  1 YEAR                   5 YEAR                      5/6/94
                                                  ------                   ------                      ------
Class R                                           -13.29%                   4.45%                       8.49%
Russell 2000 Growth Index                           0.69%                  -4.25%                       3.89%(1)
Russell 2000 Index                                 -1.64%                   0.97%                       7.98%(1)

Based on a $10,000 initial investment, the table above illustrates the total return of ING VP SmallCap Opportunities Portfolio against the Russell 2000 Growth Index and Russell 2000 Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

Performance table does not reflect the deduction of taxes that a shareholder will pay on Portfolio distributions or the redemption of Portfolio shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Portfolio. Total return results would have been lower had there been no waiver to the Portfolio.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

Portfolio holdings are subject to change daily.

(1) Since inception performance for the index is shown from 5/1/94.

PRINCIPAL RISK FACTOR(S): Exposure to financial and market risks that accompany investment in equities. The Portfolio invests in smaller companies which may be more susceptible to price volatility and are less liquid than larger companies.

                See accompanying index descriptions on page 18.

ING VP DISCIPLINED LARGECAP PORTFOLIO                 PORTFOLIO MANAGERS' REPORT
--------------------------------------------------------------------------------

PORTFOLIO MANAGEMENT: A team of investment professionals led by Hugh T.M. Whelan Sr., CFA, Aeltus Investment Management, Inc., the Sub-Adviser.

GOAL: The ING VP Disciplined LargeCap Portfolio (formerly, ING VP Research Enhanced Index Portfolio) (the "Portfolio") seeks capital appreciation.

MARKET OVERVIEW: The first half of 2003 marked a return to positive territory for the S&P 500, with the Index increasing 11.77% for the six months ending June 30, 2003. The positive first half performance was led by a blistering 15.37% increase in the second quarter. Investors showed their fondness for equities once again, as the Iraqi War came to an end. Resolution of this conflict allowed investors to refocus on the markets, and less on the uncertain geo-political events abroad. The Federal Reserve and Washington both did their parts to create a favorable environment for equities compared to fixed income through a low interest rate environment and a tax rate reduction on dividends.

PERFORMANCE: For the six months ended June 30, 2003, the Portfolio's Class R shares, excluding any charges, provided a total return of 10.16% compared to the S&P 500, which returned 11.77%.

PORTFOLIO SPECIFICS: Our underperformance can be attributed to our focus on companies with sound fundamentals, a trait that was not rewarded in the generally more speculative market that characterized the first half. Our investment process is based on the historical relationship between individual stock fundamentals and relative performance. We build portfolios that seek to increase exposure to companies with strong business momentum and a high quality of earnings; companies that are attractive based on their valuation; and companies that are being recognized in the marketplace for their attractive qualities as evidenced by such factors as strong relative performance, positive earnings revisions by analysts, and low levels of short interest. Conversely, we seek to reduce exposure to stocks that score poorly in these areas.

In the first three months of the reporting period, the largest contributors to performance were an underweight in Baxter International in health care, an overweight of Procter & Gamble within consumer staples, and an underweight of Fifth Third Bancorp within financials. Security selection was more disappointing within the consumer discretionary sector due to underweighted positions in Comcast and Wal-Mart and within the telecommunication services sector due to an underweight in AT&T Wireless. Our underweights in health care and consumer discretionary stocks detracted from relative performance.

In the second quarter, the largest positive contributors to performance came from our underweight in ExxonMobil and our overweights in Ford and Nextel Corporation. Sector allocation also contributed positively to performance due primarily to an underweight in the energy sector. Poor performing stocks within the financials, information technology and industrials sectors held back performance. The largest detractors were our overweight in Procter & Gamble and our underweights in Citigroup, Bristol-Meyers-Squibb, and AIG.

MARKET OUTLOOK: Because the stock characteristics associated with the market's recent strong performance are contrary to those normally associated with market leadership, the market can accurately be described from a statistical sense as having experienced a speculative rally. The historical lack of success of the traits that were predictive suggests that the kind of perverse leadership we've just experienced is unlikely to continue for an extended period of time. The current characteristics of the Portfolio include a slightly above-benchmark historical earnings growth rate, but a modest discount to the benchmark based on P/E ratios and price to cash flow. Currently the bottom two deciles of our model are comprised disproportionately of the smallest stocks in the S&P 500; thus, the overall Portfolio has a slight large-cap tilt. This is a direct result of the second-quarter rally when many small stocks experienced sharp price increases without a corresponding increase in their earnings and/or cash flows. Our positioning would change, however, if those small stocks begin to exhibit better fundamentals in the future. The Portfolio is modestly overweight in the information technology and financials sectors and underweight in the health care and consumer staples sectors. However, our overall sector exposures are by design quite close to the S&P 500, so nearly all of our relative performance is driven by individual stock selection.

PORTFOLIO MANAGERS' REPORT                 ING VP DISCIPLINED LARGECAP PORTFOLIO
--------------------------------------------------------------------------------

                                            AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED JUNE 30, 2003
                                           ------------------------------------------------------------------
                                                                                             SINCE INCEPTION
                                           1 YEAR                   5 YEAR                        5/6/94
                                           ------                   ------                        ------
Class R                                    -1.65%                   -7.18%                        -0.10%
S&P 500 Index                               0.25%                   -1.61%                        10.73%(1)
Lehman Brothers Government/ Corporate
  Bond Index                               13.15%                    7.84%                         8.17%(1)
Combined Index(2)                           0.25%                   -3.01%                         2.38%(1)

Based on a $10,000 initial investment, the table above illustrates the total return of the ING VP Disciplined LargeCap Portfolio against both the S&P 500 Index and the Lehman Government/ Corporate Bond Index as discussed above. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

Performance table does not reflect the reduction of taxes that a shareholder will pay on Portfolio distributions or the redemption of Portfolio shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Portfolio. Total return results would have been lower had there been no waiver to the Portfolio.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

Portfolio holdings are subject to change daily.

(1) Since inception performance for the index is shown from 5/1/94.

(2) The combined index reflects the Lehman Brothers Government/Corporate Bond Index for the period May 6, 1994 (inception of the Portfolio) to April 30, 1999 and the S&P 500 Index for the period May 1, 1999 to June 30, 2003.

PRINCIPAL RISK FACTOR(S): Exposure to financial and market risks that accompany investments in equities. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. Derivatives are subject to the risk of changes in the market price of the security and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the volatility of the portfolio.

                See accompanying index descriptions on page 18.

ING VP MAGNACAP PORTFOLIO                             PORTFOLIO MANAGERS' REPORT
--------------------------------------------------------------------------------

PORTFOLIO MANAGEMENT: A team of investment professionals led by William F. Coughlin, CFA, ING Investments, LLC.*

GOAL: The ING VP MagnaCap Portfolio ("the Portfolio") seeks growth of capital, with dividend income as a secondary consideration.

MARKET OVERVIEW: The first half of 2003 marked a return to positive territory for the S&P 500, with the Index increasing 11.77% for the six months ending June 30, 2003. The positive first half performance was led by a blistering 15.37% increase in the second quarter. Investors showed their fondness for equities once again, as the Iraqi War came to an end. Resolution of this conflict allowed investors to refocus on the markets, and less on the uncertain geo-political events abroad. The Federal Reserve and Washington both did their parts to create a favorable environment for equities compared to fixed income through a low interest rate environment and a tax rate reduction on dividends.

PERFORMANCE: For the six months ended June 30, 2003, the Portfolio's Class R shares, excluding any charges, provided a total return of 11.44% compared to the S&P Barra Value Index and S&P 500, which returned 12.29% and 11.77%, respectively.

PORTFOLIO SPECIFICS: During this period, the primary source of the underperformance was sector selection, although the components were individually small. In the largest case, we underweighted utilities, which was the best performing sector in the Index. By contrast, the aggregate effect of stock selection was minor, although some of the components were individually significant. Stock selection in financials and the consumer sectors had an adverse effect on performance, while stock selection in health care and industrials was positive. Over the last six months, portfolio sector weights underwent significant change. The primary change was to move to an overweight in financials and reduced the underweight in the consumer sectors. This was financed by increased underweights in technology and health care. However, our security selection in the financial services sector has been disappointing. Specifically, Freddie Mac and Fannie Mae (both government-sponsored enterprises engaged in the mortgage markets) were hampered by various accounting issues and management resignations. Both stocks have declined as considerable debate has emerged as how best to reflect hedging strategies in their public financial statements.

MARKET OUTLOOK: Value stocks have recently been trailing their growth counterparts. While we believe this is a short-term reactionary move, equities across the spectrum are very reasonably priced today. This, in combination with low interest rates and fairly indifferent/low consumer sentiment, makes for one of the best investment opportunities we have seen in at least five years. Adding in such factors as stock market fear, post-war reconstruction uncertainty, record low interest rates, and a business environment that has been extremely conservative, we believe the upside potential for our equity market far exceeds the downside risk.

------------------

* A team of investment professionals led by William F. Coughlin, CFA, ING Investments, LLC assumed responsibility for the Portfolio on April 21, 2003.

PORTFOLIO MANAGERS' REPORT                             ING VP MAGNACAP PORTFOLIO
--------------------------------------------------------------------------------

                                            AVERAGE ANNUAL TOTAL RETURNS
                                         FOR THE PERIODS ENDED JUNE 30, 2003
                                        -------------------------------------
                                                              SINCE INCEPTION
                                        1 YEAR                    5/8/00
                                        ------                    ------
Class R                                 -5.36%                     -7.46%
S&P Barra Value Index                   -1.84%                     -5.50%(1)
S&P 500 Index                            0.25%                    -10.54%(1)

Based on a $10,000 initial investment, the table above illustrates the total return of ING VP MagnaCap Portfolio against the S&P Barra Value Index and S&P 500 Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

Performance table does not reflect the deduction of taxes that a shareholder will pay on Portfolio distributions or the redemption of Portfolio shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Portfolio. Total return results would have been lower had there been no waiver to the Portfolio.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

Portfolio holdings are subject to change daily.

(1) Since inception performance for the index is shown from 5/1/00.

PRINCIPAL RISK FACTOR(S): Exposure to financial and market risks that accompany investments in equities. International investing does pose special risks including currency fluctuation, economical and political risks not found in domestic investments. The value of convertible debt may fall when interest rates rise.

                See accompanying index descriptions on page 18.

ING VP INTERNATIONAL VALUE PORTFOLIO                  PORTFOLIO MANAGERS' REPORT
--------------------------------------------------------------------------------

PORTFOLIO MANAGEMENT TEAM: Brandes' LargeCap Investment Committee, Brandes Investment Partners, LLC, the Sub-Adviser.*

GOAL: The ING VP International Value Portfolio (the "Portfolio") seeks long-term capital appreciation.

MARKET OVERVIEW: During the six-month period ended June 30, 2003 market behavior shifted from risk-aversion towards more confident opportunity seeking. In dollar terms, the MSCI EAFE Index rose 9.9%, Europe rose 8.6% while Japan rose 2.3%. Emerging markets were the stellar performers, rising 13.9% overall, where several individual emerging countries were up each over 50%. Germany was the leader in developed markets, rising 17.9% through June. World market declines into March were acute, as war and deflation fears together raised questions of systemic risk. Within days of the onset of war, a sharp reversal rally began from oversold lows, which has continued since.

Driving markets higher is the expectation for economic recovery and sharply lower interest rates. Through the end of the period, evidence of recovery is thin. Markets are for now willing to ignore short-term weaker news while betting on a stronger second half. The logic is consistent with market history, as is the potential for disappointment.

Economic news in developed countries was relatively weak. In the Euro zone, GDP growth stalled after an anemic bounce back to 1.2% during 2002. Adding pressure to Europe's competitiveness was the 20% fall in the dollar versus the euro. Germany in particular looks close to deflationary conditions, but is absent a credible recovery strategy. Japan emerged from recession, at least temporarily, showing GDP growth of 2.7% in the first quarter of 2003. Japanese stocks made new 20-year lows during the first half, but then rebounded with world markets. Little, if any, progress was made towards structural reform.

PERFORMANCE: For the six months ended June 30, 2003, the Portfolio's Class R shares, excluding any charges, provided a total return of 6.02% compared to the MSCI EAFE Index, which returned 9.85%.

PORTFOLIO SPECIFICS: Relative performance was affected by the powerful surge in lower quality stocks, and the portfolio's relatively light weighting in such names. We are biased in our long-term experience to own financially strong companies, and from time to time, lower quality wins out. The portfolio remained well diversified. Attractive valuations, negative sentiment and multi-pronged economic stimulus provided an opportunity to become more aggressive. As a result, the portfolio was underweight consumer staples and 2% underweight healthcare. Financials were underweight by 4% due to an increased risk of lower asset quality at many banks. Energy was somewhat overweight as valuations and dividend yields were favorable. Deutsche Bank's 44% rise was the largest positive contributor to performance, as global investment banks came back into favor. Teva Pharmaceutical rose 48% as earnings continued to rise. Also strong was newly purchased Yukos, which soared 55%. Yukos is a major Russian oil company with rapid production growth and undervalued assets. Sony was a disappointment, falling 40% after a profit shortfall. Japanese retailer Ito-Yokado declined 18% as severe competition hurt earnings.

MARKET OUTLOOK: Although long-term economic imbalances still exist globally, the near-term outlook has improved. Stocks have enjoyed a strong rally since the March lows. Economic stimulus in the form of tax cuts and falling interest rates are significant. Globally, economies are still weak but due to lower rates and an expected pick up in the U.S., there is reason to be more positive. There are even some positive signs in Germany and Japan. German labor reform is progressing and new tax cuts are likely to be implemented. Japanese growth, although muted, is somewhat better than expected. Profits at Japanese companies have been relatively good as cost cutting continues. More cautiously, the strong Euro will likely further pressure European economies and corporate profits. Given the strong move up in stocks, valuation is considerably less attractive.

------------------

* Effective June 30, 2003 ING Investments, LLC assumed direct management of the Portfolio.

PORTFOLIO MANAGERS' REPORT                  ING VP INTERNATIONAL VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                             AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED JUNE 30, 2003
                                            ------------------------------------------------------------------
                                                                                              SINCE INCEPTION
                                            1 YEAR                   5 YEAR                        8/8/97
                                            ------                   ------                        ------
Class R                                     -8.75%                    4.63%                         6.57%
MSCI EAFE Index                             -6.06%                   -3.68%                        -2.37%(1)

Based on a $10,000 initial investment, the table above illustrates the total return of ING VP International Value Portfolio against the MSCI EAFE Index. The Index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

Performance table does not reflect the deduction of taxes that a shareholder will pay on Portfolio distributions or the redemption of Portfolio shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Portfolio. Total return results would have been lower had there been no waiver to the Portfolio.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

Portfolio holdings are subject to change daily.

(1) Since inception performance for the index is shown from 8/1/97.

PRINCIPAL RISK FACTOR(S): International investing does pose special risks, including currency fluctuation and political risks not found in investments that are solely domestic. Risks of foreign investing are generally intensified for investments in emerging markets. The Portfolio invests in smaller companies which may be more susceptible to price volatility and are less liquid than larger companies. In exchange for higher growth potential, investing in stocks of small and medium-sized companies may entail greater price volatility than investing in stocks of larger companies.

                See accompanying index descriptions on page 18.

ING VP HIGH YIELD BOND PORTFOLIO                      PORTFOLIO MANAGERS' REPORT
--------------------------------------------------------------------------------

PORTFOLIO MANAGEMENT: A team of investment professionals lead by Greg Jacobs, CFA and Kurt Kringelis, CFA, ING Investments, LLC.

GOAL: The ING VP High Yield Bond Portfolio (the "Portfolio") seeks to provide investors with high income and capital appreciation by investing at least 80% of its total assets in high yield bonds.

MARKET OVERVIEW: The first six months of the year were the strongest for high yield for the last decade. Returns were strong both on an absolute and relative basis. Year to date (YTD), the Lehman Brothers High Yield Bond Index (LB High Yield) has had a total return of 18.5%, comparing favorably to the Lehman Aggregate Fixed Income Index (3.9% return YTD), the Lehman Government/Credit Index (5.2%) and the S&P 500 (10.8%). The market posted a strong first quarter (7.6% total return) but really accelerated in the second quarter as the war-risk premium subsided. The total return for the LB High Yield was 10.5% for the second quarter of the year. The catalysts for the strong market performance includes:

      Strong market inflows: High yield retail mutual funds have experienced $16 billion in inflows YTD, compared to about $10 billion for all of 2002.

      Declining default rate: Moody's trailing 12-month default rate has declined from a peak of over 10% to about 6%

      Optimism regarding the economic environment: while economic data continues to give mixed signals regarding the health of the economy, optimistic investor sentiment has boosted the performance of the high yield market.

      Access to capital: many issuers have shored up balance sheet concerns as banks and lenders have been more willing to extend capital. As a result, the risk of near-term default for many issuers has decreased dramatically.

The combination of strong market inflows and lower default risk caused sharp increases in the prices of high yield bonds, resulting in the high total returns YTD.

PERFORMANCE: For the six months ended June 30, 2003, the Portfolio's Class R shares, excluding any charges, provided a total return of 9.06% compared to the LB High Yield, which returned 18.49%.

PORTFOLIO SPECIFICS: High yield market performance has been driven by the "high beta", or most volatile, parts of the universe. The Portfolio was conservatively positioned in the volatile parts of the market, and, as a result, underperformed the LB High Yield Index during the period. The following underweighted sectors had a negative impact on performance:

      Telecommunications: the sector outperformed the Index by 13.9%

      Technology: the sector outperformed the Index by 11.3%

      Utilities: the sector outperformed the Index by 20.5%

      CCC's: CCC's on average outperformed the Index by 22.0%

      Distressed: C-D rated securities on average outperformed the Index by
      38.3%

MARKET OUTLOOK: While we do not believe that the High Yield market can match its first half of 2003 18.5% total return in the second half of the year, we continue to view high yield as attractive compared to other asset classes. Despite the spread tightening that the market has experienced in the first six months of the year, spread levels are still near historical averages and are 100-250bps wide of historical tights. Therefore, if the market continues to experience lower default rates and the economy shows signs of improvement, there is still room for spread tightening and positive price return in the market.

In addition, we see high yield as a fixed income hedge against a potential rise in interest rates. The catalyst for higher interest rates (i.e. stronger economic growth, threat of inflation, etc.) are generally good for leveraged, economically sensitive high yield issuers. In such an environment, we would expect the operations of many high yield issuers to improve substantially. Therefore, we would expect any rise in interest rates to be offset somewhat in high yield through spread tightening.

PORTFOLIO MANAGERS' REPORT                      ING VP HIGH YIELD BOND PORTFOLIO
--------------------------------------------------------------------------------

                                            AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED JUNE 30, 2003
                                           ------------------------------------------------------------------
                                                                                             SINCE INCEPTION
                                           1 YEAR                   5 YEAR                        5/6/94
                                           ------                   ------                        ------
Class R                                    12.60%                   -2.18%                        3.60%
Lehman Brothers High Yield Bond Index      22.76%                    2.94%                        6.86%(1)

Based on a $10,000 initial investment, the table above illustrates the total return of ING VP High Yield Bond Portfolio against the Lehman Brothers High Yield Bond Index. The Index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

Performance table does not reflect the deduction of taxes that a shareholder will pay on Portfolio distributions or the redemption of Portfolio shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Portfolio. Total return results would have been lower had there been no waiver to the Portfolio.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

Portfolio holdings are subject to change daily.

(1) Since inception performance for the index is shown from 5/1/94.

PRINCIPAL RISK FACTOR(S): Exposure to financial, market and interest rate risks. High Yields reflect the higher credit risks associated with certain lower rated securities in the portfolio and in some cases, the lower market price for those instruments. International investing does pose special risks, including currency fluctuation and political risks not found in investments that are solely domestic. Risks of foreign investing are generally intensified for investments in emerging markets.

                See accompanying index descriptions on page 18.

                               INDEX DESCRIPTIONS
--------------------------------------------------------------------------------

The LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX is an unmanaged index that measures the performance of U.S. government bonds, U.S. corporate bonds and Yankee bonds. The S&P 500 Index is an unmanaged index

The LEHMAN BROTHERS HIGH YIELD BOND INDEX is an unmanaged index that measures the performance of fixed-income securities that are similar, but not identical, to those in the Portfolio.

The MSCI EAFE INDEX is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australia and the Far East.

The RUSSELL 2000 INDEX is an unmanaged index that measures the performance of securities of smaller U.S. companies.

The RUSSELL 2000 GROWTH INDEX is an unmanaged index that measures the performance of securities of smaller U.S. companies with greater-than-average growth orientation.

The RUSSELL 3000 INDEX is an unmanaged index that measures the performance of 3000 U.S. companies based on total market capitalization.

The RUSSELL MIDCAP GROWTH INDEX measures the performance of those companies included in the Russell MidCap Index with relatively higher price-to-book ratios and higher forecasted growth values.

The S&P BARRA VALUE INDEX is a capitalization weighted index of all stocks in the S&P 500 Index that have ratios. It is designed so that approximately 50% of the market low price-to-book capitalization of the S&P 500 Index is in the S&P Barra Value Index.

The S&P 500 INDEX is an unmanaged index that measures the performance of securities of approximately 500 large capitalization companies whose securities are traded on major U.S. stock markets.

The S&P MIDCAP 400 INDEX is an unmanaged index that measures the performance of the mid-size company segment of the U.S. market.

                           All indices are unmanaged.
                An investor cannot invest directly in an index.

      STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

                                                                                 ING VP             ING VP             ING VP
                                                              ING VP             GROWTH             MIDCAP            SMALLCAP
                                                          GROWTH + VALUE      OPPORTUNITIES      OPPORTUNITIES      OPPORTUNITIES
                                                            PORTFOLIO           PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                            ---------           ---------          ---------          ---------
ASSETS:
Investments in securities at value*                        $ 53,910,960        $20,409,679        $13,155,040       $112,613,028
Short-term investments at amortized cost                      5,025,000            596,000            426,000          9,195,000
Cash                                                                313                568                252                519
Receivables:
  Investment securities sold                                    742,926            155,736                 --            223,004
  Portfolio shares sold                                          15,537            122,836             27,125            308,024
  Dividends and interest                                          6,708              4,081              2,506              3,884
Prepaid expenses                                                    650                 37                 --              1,585
Reimbursement due from manager                                   12,248              6,142              6,353             14,455
                                                           ------------        -----------        -----------       ------------
  Total assets                                               59,714,342         21,295,079         13,617,276        122,359,499
                                                           ------------        -----------        -----------       ------------
LIABILITIES:
Payable for investment securities purchased                   3,018,612            352,417             63,850          2,779,762
Payable for portfolio shares redeemed                               433                878             18,686             19,837
Payable to affiliates                                            39,806             16,573              9,822             89,013
Payable for trustee fees                                          7,399                755                416              5,042
Other accrued expenses and liabilities                           62,452             21,510             24,133             69,836
                                                           ------------        -----------        -----------       ------------
  Total liabilities                                           3,128,702            392,133            116,907          2,963,490
                                                           ------------        -----------        -----------       ------------
NET ASSETS                                                 $ 56,585,640        $20,902,946        $13,500,369       $119,396,009
                                                           ============        ===========        ===========       ============
NET ASSETS WERE COMPRISED OF:
Paid-in capital                                            $138,495,957        $28,077,578        $14,813,550       $193,662,135
Accumulated net investment loss                                (123,859)           (44,778)           (29,848)          (413,839)
Accumulated net realized loss on investments                (84,526,469)        (9,447,417)        (2,440,816)       (91,765,502)
Net unrealized appreciation of investments                    2,740,011          2,317,563          1,157,483         17,913,215
                                                           ------------        -----------        -----------       ------------
NET ASSETS                                                 $ 56,585,640        $20,902,946        $13,500,369       $119,396,009
                                                           ============        ===========        ===========       ============
------------------
* Cost of investments in securities                        $ 51,170,949        $18,092,116        $11,997,557       $ 94,699,813
CLASS R:
Net assets                                                 $ 56,585,640        $ 5,335,957        $ 9,674,601       $ 68,726,667
Shares authorized                                             unlimited          unlimited          unlimited          unlimited
Par value                                                  $       0.01        $      0.01        $      0.01       $       0.01
Shares outstanding                                            5,032,563          1,251,960          1,834,838          5,694,689
Net asset value and redemption price per share             $      11.24        $      4.26        $      5.27       $      12.07
CLASS S:
Net assets                                                          n/a        $15,566,989        $ 3,825,768       $ 50,669,342
Shares authorized                                                   n/a          unlimited          unlimited          unlimited
Par value                                                           n/a        $      0.01        $      0.01       $       0.01
Shares outstanding                                                  n/a          3,652,575            730,379          4,216,708
Net asset value and redemption price per share                      n/a        $      4.26        $      5.24       $      12.02

                 See Accompanying Notes to Financial Statements

--------------------------------------------------------------------------------

                                                                ING VP                             ING VP            ING VP
                                                              DISCIPLINED        ING VP         INTERNATIONAL      HIGH YIELD
                                                               LARGECAP         MAGNACAP            VALUE             BOND
                                                               PORTFOLIO        PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                               ---------        ---------         ---------         ---------
ASSETS:
Investments in securities at value*                           $ 7,293,432      $22,671,200      $ 85,709,986       $15,278,654
Short-term investments at amortized cost                          354,000          849,000                --         1,751,000
Cash                                                                  501              603         7,305,248           216,144
Receivables:
  Investment securities sold                                      434,659               --            52,400           231,083
  Portfolio shares sold                                               398           91,761           386,646             6,950
  Dividends and interest                                            8,816           26,771           318,569           296,028
Other investments (Note 7)                                             --               --         3,895,572                --
Prepaid expenses                                                       --               36            10,236                 4
Reimbursement due from manager                                      5,342            6,653            41,250             5,750
                                                              -----------      -----------      ------------       -----------
  Total assets                                                  8,097,148       23,646,024        97,719,907        17,785,613
                                                              -----------      -----------      ------------       -----------
LIABILITIES:
Payable for investment securities purchased                       407,302               --            53,016                --
Payable for portfolio shares redeemed                              14,192            1,754            51,430                32
Payable for securities loaned                                          --               --         3,895,572                --
Income distribution payable                                            --               --                --           347,553
Payable to affiliates                                               5,301           19,546            84,665            12,477
Payable for trustee fees                                            2,537              253            10,738             2,693
Other accrued expenses and liabilities                             61,208           11,040           109,428            44,680
                                                              -----------      -----------      ------------       -----------
  Total liabilities                                               490,540           32,593         4,204,849           407,435
                                                              -----------      -----------      ------------       -----------
NET ASSETS                                                    $ 7,606,608      $23,613,431      $ 93,515,058       $17,378,178
                                                              ===========      ===========      ============       ===========
NET ASSETS WERE COMPRISED OF:
Paid-in capital                                               $15,520,547      $25,391,310      $ 98,749,239       $24,423,092
Accumulated net investment income                                  15,516           62,917           827,858             5,364
Accumulated net realized loss on investments and foreign       (8,226,355)      (2,420,416)      (11,658,204)       (7,556,154)
  currencies
Net unrealized appreciation of investments and foreign            296,900          579,620         5,596,165           505,876
  currencies
                                                              -----------      -----------      ------------       -----------
NET ASSETS                                                    $ 7,606,608      $23,613,431      $ 93,515,058       $17,378,178
                                                              ===========      ===========      ============       ===========
------------------
* Cost of investments in securities                           $ 6,996,532      $22,091,580      $ 80,121,279       $14,772,924
CLASS R:
Net assets                                                    $ 7,606,608      $ 5,802,916      $ 93,328,354       $17,378,178
Shares authorized                                               unlimited        unlimited         unlimited         unlimited
Par value                                                     $      0.01      $      0.01      $       0.01       $      0.01
Shares outstanding                                              2,354,295          765,785        10,284,225         5,757,187
Net asset value and redemption price per share                $      3.23      $      7.58      $       9.08       $      3.02
CLASS S:
Net assets                                                            n/a      $17,810,515      $    186,704               n/a
Shares authorized                                                     n/a        unlimited         unlimited               n/a
Par value                                                             n/a      $      0.01      $       0.01               n/a
Shares outstanding                                                    n/a        2,340,315            20,364               n/a
Net asset value and redemption price per share                        n/a      $      7.61      $       9.17               n/a

                 See Accompanying Notes to Financial Statements

  STATEMENTS OF OPERATIONS for the six months ended June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

                                                                                 ING VP             ING VP             ING VP
                                                              ING VP             GROWTH             MIDCAP            SMALLCAP
                                                          GROWTH + VALUE      OPPORTUNITIES      OPPORTUNITIES      OPPORTUNITIES
                                                            PORTFOLIO           PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                            ---------           ---------          ---------          ---------
INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld)*                $   59,665         $   36,346         $   10,711         $    39,429
  Interest                                                      27,900              4,900              4,263              34,303
                                                            ----------         ----------         ----------         -----------
    Total investment income                                     87,565             41,246             14,974              73,732
                                                            ----------         ----------         ----------         -----------
EXPENSES:
  Investment advisory fees                                     197,801             61,891             34,860             374,731
  Shareholder service fees:
    Class S                                                         --             14,484              3,663              46,370
  Transfer agent fees:
    Class R                                                      8,000              2,073              4,524               6,511
    Class S                                                         --              4,832              2,155               3,874
  Administrative service fees                                   26,374              8,252              4,648              49,964
  Custody and accounting expense                                 9,166             10,612             11,955              26,890
  Shareholder reporting expense                                 19,472              3,665                914              31,531
  Registration fees                                                 28                 21                 51                 271
  Professional fees                                             31,320             12,253              5,378              46,540
  Trustee fees                                                   2,456                278                181               3,471
  Miscellaneous expense                                          2,638                369                162               3,278
                                                            ----------         ----------         ----------         -----------
    Total expenses                                             297,255            118,730             68,491             593,431
Less:
  Net waived and reimbursed fees                                85,831             32,706             23,669             105,860
                                                            ----------         ----------         ----------         -----------
    Net expenses                                               211,424             86,024             44,822             487,571
                                                            ----------         ----------         ----------         -----------
  Net investment loss                                         (123,859)           (44,778)           (29,848)           (413,839)
                                                            ----------         ----------         ----------         -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND OPTIONS
  Net realized gain on:
    Investments                                              5,057,090             23,816            441,533             540,581
    Options                                                         --              3,656              2,017              49,284
                                                            ----------         ----------         ----------         -----------
  Net realized gain on investments and options               5,057,090             27,472            443,550             589,865
  Net change in unrealized appreciation of investments       2,040,030          2,251,755          1,135,737          13,359,887
                                                            ----------         ----------         ----------         -----------
    Net realized and unrealized gain on investments and
      options                                                7,097,120          2,279,227          1,579,287          13,949,752
                                                            ----------         ----------         ----------         -----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS            $6,973,261         $2,234,449         $1,549,439         $13,535,913
                                                            ==========         ==========         ==========         ===========
------------------
* Foreign taxes withheld                                    $    1,018         $      289         $      143         $       368

                 See Accompanying Notes to Financial Statements

  STATEMENTS OF OPERATIONS for the six months ended June 30, 2003 (Unaudited)
                                  (Continued)
--------------------------------------------------------------------------------

                                                                ING VP                             ING VP            ING VP
                                                              DISCIPLINED        ING VP         INTERNATIONAL      HIGH YIELD
                                                               LARGECAP         MAGNACAP            VALUE             BOND
                                                               PORTFOLIO        PORTFOLIO         PORTFOLIO        PORTFOLIO
                                                               ---------        ---------         ---------        ---------
INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld)*                   $  64,696       $   199,645       $ 1,459,796       $    7,464
  Interest                                                           618             7,528            24,185          645,588
  Securities loaned income                                            --                --            17,935               --
                                                               ---------       -----------       -----------       ----------
    Total investment income                                       65,314           207,173         1,501,916          653,052
                                                               ---------       -----------       -----------       ----------
EXPENSES:
  Investment advisory fees                                        26,298            74,433           383,280           60,313
  Shareholder service fees:
    Class S                                                           --            18,311               105               --
  Transfer agent fees:
    Class R                                                        3,774             2,190            11,390            3,837
    Class S                                                           --             6,125                12               --
  Administrative service fees                                      3,506             9,924            38,328            8,042
  Custody and accounting expense                                  14,441             4,851            50,148           11,379
  Shareholder reporting expense                                    7,472             1,668            15,430            2,760
  Registration fees                                                    5                 6               557               --
  Professional fees                                                5,366            12,007            63,379           15,622
  Trustee fees                                                       513               181             6,887              527
  Miscellaneous expense                                              449               391            20,356              471
                                                               ---------       -----------       -----------       ----------
    Total expenses                                                61,824           130,087           589,872          102,951
Less:
  Net waived and reimbursed fees                                  30,184            26,033           204,680           38,113
                                                               ---------       -----------       -----------       ----------
    Net expenses                                                  31,640           104,054           385,192           64,838
                                                               ---------       -----------       -----------       ----------
  Net investment income                                           33,674           103,119         1,116,724          588,214
                                                               ---------       -----------       -----------       ----------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS, FUTURES AND
  FOREIGN CURRENCIES
  Net realized gain (loss) on:
    Investments                                                 (179,479)       (1,522,784)       (3,679,766)        (183,859)
    Futures                                                          (31)               --                --               --
    Foreign currencies                                                --                --           (25,622)              10
                                                               ---------       -----------       -----------       ----------
  Net realized loss on investments, futures and foreign
    currencies                                                  (179,510)       (1,522,784)       (3,705,388)        (183,849)
  Net change in unrealized appreciation of investments and
    foreign currencies                                           830,189         3,654,141         8,667,197        1,171,069
                                                               ---------       -----------       -----------       ----------
    Net realized and unrealized gain on investments, futures
      and foreign currencies                                     650,679         2,131,357         4,961,809          987,220
                                                               ---------       -----------       -----------       ----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ 684,353       $ 2,234,476       $ 6,078,533       $1,575,434
                                                               =========       ===========       ===========       ==========
------------------
* Foreign taxes withheld                                       $      --       $     1,498       $   172,956       $       --

                 See Accompanying Notes to Financial Statements

                STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)
--------------------------------------------------------------------------------

                                                                         ING VP                             ING VP
                                                                     GROWTH + VALUE                  GROWTH OPPORTUNITIES
                                                                        PORTFOLIO                          PORTFOLIO
                                                              -----------------------------      -----------------------------
                                                              SIX MONTHS           YEAR          SIX MONTHS           YEAR
                                                                 ENDED            ENDED             ENDED            ENDED
                                                               JUNE 30,        DECEMBER 31,       JUNE 30,        DECEMBER 31,
                                                                 2003              2002             2003              2002
                                                                 ----              ----             ----              ----
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss                                           $  (123,859)     $   (131,493)     $   (44,778)     $   (86,543)
Net realized gain (loss) on investments and options             5,057,090       (23,424,828)          27,472       (4,318,716)
Net change in unrealized appreciation (depreciation) of
  investments                                                   2,040,030       (11,472,047)       2,251,755         (983,883)
                                                              -----------      ------------      -----------      -----------
  Net increase (decrease) in net assets resulting from
    operations                                                  6,973,261       (35,028,368)       2,234,449       (5,389,142)
                                                              -----------      ------------      -----------      -----------
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares                                3,446,467        16,499,812        5,913,310       14,682,749
Cost of shares redeemed                                        (8,129,148)      (26,629,292)      (2,110,384)      (6,801,716)
                                                              -----------      ------------      -----------      -----------
Net increase (decrease) in net assets resulting from capital
  share transactions                                           (4,682,681)      (10,129,480)       3,802,926        7,881,033
                                                              -----------      ------------      -----------      -----------
Net increase (decrease) in net assets                           2,290,580       (45,157,848)       6,037,375        2,491,891
                                                              -----------      ------------      -----------      -----------
NET ASSETS:
Beginning of period                                            54,295,060        99,452,908       14,865,571       12,373,680
                                                              -----------      ------------      -----------      -----------
End of period                                                 $56,585,640      $ 54,295,060      $20,902,946      $14,865,571
                                                              ===========      ============      ===========      ===========
Accumulated net investment loss at end of period              $  (123,859)     $         --      $   (44,778)     $        --
                                                              ===========      ============      ===========      ===========

                 See Accompanying Notes to Financial Statements

--------------------------------------------------------------------------------

                                                                         ING VP                              ING VP
                                                                  MIDCAP OPPORTUNITIES               SMALLCAP OPPORTUNITIES
                                                                        PORTFOLIO                          PORTFOLIO
                                                              -----------------------------      ------------------------------
                                                              SIX MONTHS           YEAR           SIX MONTHS           YEAR
                                                                 ENDED            ENDED             ENDED             ENDED
                                                               JUNE 30,        DECEMBER 31,        JUNE 30,        DECEMBER 31,
                                                                 2003              2002              2003              2002
                                                                 ----              ----              ----              ----
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss                                           $   (29,848)     $   (29,157)      $   (413,839)     $   (865,262)
Net realized gain (loss) on investments and options               443,550       (1,362,217)           589,865       (53,973,850)
Net change in unrealized appreciation (depreciation) of
  investments                                                   1,135,737         (443,368)        13,359,887        (8,612,173)
                                                              -----------      -----------       ------------      ------------
  Net increase (decrease) in net assets resulting from
    operations                                                  1,549,439       (1,834,742)        13,535,913       (63,451,285)
                                                              -----------      -----------       ------------      ------------
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares                                9,084,041        9,201,732         31,678,730        72,144,579
Cost of shares redeemed                                        (4,410,605)      (4,570,452)       (22,499,545)      (31,028,615)
                                                              -----------      -----------       ------------      ------------
Net increase in net assets resulting from capital share
  transactions                                                  4,673,436        4,631,280          9,179,185        41,115,964
                                                              -----------      -----------       ------------      ------------
Net increase (decrease) in net assets                           6,222,875        2,796,538         22,715,098       (22,335,321)
                                                              -----------      -----------       ------------      ------------
NET ASSETS:
Beginning of period                                             7,277,494        4,480,956         96,680,911       119,016,232
                                                              -----------      -----------       ------------      ------------
End of period                                                 $13,500,369      $ 7,277,494       $119,396,009      $ 96,680,911
                                                              ===========      ===========       ============      ============
Accumulated net investment loss at end of period              $   (29,848)     $        --       $   (413,839)     $         --
                                                              ===========      ===========       ============      ============

                 See Accompanying Notes to Financial Statements

--------------------------------------------------------------------------------

                                                                         ING VP                            ING VP
                                                                  DISCIPLINED LARGECAP                    MAGNACAP
                                                                       PORTFOLIO                          PORTFOLIO
                                                              ----------------------------      -----------------------------
                                                              SIX MONTHS          YEAR          SIX MONTHS           YEAR
                                                                ENDED            ENDED             ENDED            ENDED
                                                               JUNE 30,       DECEMBER 31,       JUNE 30,        DECEMBER 31,
                                                                 2003             2002             2003              2002
                                                                 ----             ----             ----              ----
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income                                         $   33,674      $     76,977      $   103,119      $   145,118
Net realized loss on investments and futures                    (179,510)       (2,707,264)      (1,522,784)        (726,298)
Net change in unrealized appreciation (depreciation) of
  investments                                                    830,189          (278,679)       3,654,141       (3,062,141)
                                                              ----------      ------------      -----------      -----------
  Net increase (decrease) in net assets resulting from
    operations                                                   684,353        (2,908,966)       2,234,476       (3,643,321)
                                                              ----------      ------------      -----------      -----------
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
  Class R                                                        (18,158)         (124,792)         (12,748)         (43,315)
  Class S                                                             --                --          (27,454)        (103,242)
                                                              ----------      ------------      -----------      -----------
Total distributions                                              (18,158)         (124,792)         (40,202)        (146,557)
                                                              ----------      ------------      -----------      -----------
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares                                 422,993         2,290,223        8,046,492       18,749,038
Dividends reinvested                                              18,158           124,792           40,202          146,557
Cost of shares redeemed                                         (823,340)       (9,591,806)      (4,379,080)      (5,548,976)
                                                              ----------      ------------      -----------      -----------
Net increase (decrease) in net assets resulting from capital
  share transactions                                            (382,189)       (7,176,791)       3,707,614       13,346,619
                                                              ----------      ------------      -----------      -----------
Net increase (decrease) in net assets                            284,006       (10,210,549)       5,901,888        9,556,741
                                                              ----------      ------------      -----------      -----------
NET ASSETS:
Beginning of period                                            7,322,602        17,533,151       17,711,543        8,154,802
                                                              ----------      ------------      -----------      -----------
End of period                                                 $7,606,608      $  7,322,602      $23,613,431      $17,711,543
                                                              ==========      ============      ===========      ===========
Accumulated net investment income at end of period            $   15,516      $         --      $    62,917      $        --
                                                              ==========      ============      ===========      ===========

                 See Accompanying Notes to Financial Statements

--------------------------------------------------------------------------------

                                                                         ING VP                               ING VP
                                                                   INTERNATIONAL VALUE                    HIGH YIELD BOND
                                                                        PORTFOLIO                            PORTFOLIO
                                                             -------------------------------      -------------------------------
                                                              SIX MONTHS           YEAR            SIX MONTHS            YEAR
                                                                ENDED              ENDED              ENDED             ENDED
                                                               JUNE 30,        DECEMBER 31,         JUNE 30,         DECEMBER 31,
                                                                 2003              2002               2003               2002
                                                                 ----              ----               ----               ----
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income                                        $  1,116,724      $     393,074      $    588,214       $   968,293
Net realized loss on investments and foreign currencies        (3,705,388)        (7,731,041)         (183,849)       (1,137,802)
Net change in unrealized appreciation (depreciation) of
  investments and foreign currencies                            8,667,197           (930,382)        1,171,069            62,289
                                                             ------------      -------------      ------------       -----------
  Net increase (decrease) in net assets resulting from
    operations                                                  6,078,533         (8,268,349)        1,575,434          (107,220)
                                                             ------------      -------------      ------------       -----------
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
  Class R                                                        (288,624)          (465,254)         (588,230)         (968,220)
  Class S                                                            (242)              (260)               --                --
                                                             ------------      -------------      ------------       -----------
Total distributions                                              (288,866)          (465,514)         (588,230)         (968,220)
                                                             ------------      -------------      ------------       -----------
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares                              110,226,408        187,989,450        31,433,883         5,355,390
Dividends reinvested                                              288,866            465,585           271,645         1,180,409
Cost of shares redeemed                                       (86,873,761)      (148,859,996)      (25,075,705)       (6,160,592)
                                                             ------------      -------------      ------------       -----------
Net increase in net assets resulting from capital share
  transactions                                                 23,641,513         39,595,039         6,629,823           375,207
                                                             ------------      -------------      ------------       -----------
Net increase (decrease) in net assets                          29,431,180         30,861,176         7,617,027          (700,233)
                                                             ------------      -------------      ------------       -----------
NET ASSETS:
Beginning of period                                            64,083,878         33,222,702         9,761,151        10,461,384
                                                             ------------      -------------      ------------       -----------
End of period                                                $ 93,515,058      $  64,083,878      $ 17,378,178       $ 9,761,151
                                                             ============      =============      ============       ===========
Accumulated net investment income at end of period           $    827,858      $          --      $      5,364       $     5,380
                                                             ============      =============      ============       ===========

                 See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS                 ING VP GROWTH + VALUE PORTFOLIO (UNAUDITED)
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                           CLASS R
                                                            ---------------------------------------------------------------------
                                                            SIX MONTHS
                                                              ENDED                       YEAR ENDED DECEMBER 31,
                                                             JUNE 30,     -------------------------------------------------------
                                                               2003        2002        2001        2000         1999        1998
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of the period                 $     9.87       15.75       22.90        30.04       18.76       15.85
 Income from investment operations:
 Net investment income (loss)                             $    (0.02)      (0.02)      (0.04)       (0.11)      (0.08)      (0.03)
 Net realized and unrealized gain (loss) on
 investments                                              $     1.39       (5.86)      (7.06)       (2.29)      17.74        3.09
 Total from investment operations                         $     1.37       (5.88)      (7.10)       (2.40)      17.66        3.06
 Less distributions from:
 Net investment income                                    $       --          --          --           --          --        0.01
 Net realized gains on investments                        $       --          --        0.05         4.74        6.38        0.14
 Total distributions                                      $       --          --        0.05         4.74        6.38        0.15
 Net asset value, end of the period                       $    11.24        9.87       15.75        22.90       30.04       18.76
 TOTAL RETURN(1)                                          %    13.88      (37.33)     (30.99)       (9.78)      94.98       19.32
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of the period (000s)                     $   56,586      54,295      99,453      132,450      89,911      41,593
 Ratio of expenses to average net assets after
 reimbursement(2)(3)                                      %     0.80        0.80        0.80         0.80        0.80        0.80
 Ratio of expenses to average net assets prior to
 expense reimbursement(2)                                 %     1.13        1.18        1.17         0.93        0.97        1.02
 Ratio of net investment loss to average net assets
 after reimbursement(2)(3)                                %    (0.47)      (0.17)      (0.27)       (0.46)      (0.44)      (0.17)
 Portfolio turnover rate                                  %      240         323         192          151         179         216
---------------------------------------------------------------------------------------------------------------------------------

(1) Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges. Total return for periods less than one year are not annualized.

(2) Annualized for periods less than one year.

(3) The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

                 See Accompanying Notes to Financial Statements

ING VP GROWTH OPPORTUNITIES PORTFOLIO (UNAUDITED)           FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                       CLASS R
                                                                  --------------------------------------------------
                                                                  SIX MONTHS        YEAR ENDED
                                                                    ENDED          DECEMBER 31,         PERIOD ENDED
                                                                   JUNE 30,     ------------------      DECEMBER 31,
                                                                     2003        2002        2001         2000(1)
--------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of the period                       $     3.75        5.48        8.92          10.00
 Income from investment operations:
 Net investment income (loss)                                   $    (0.01)      (0.02)      (0.02)          0.02
 Net realized and unrealized gain (loss) on investments         $     0.52       (1.71)      (3.42)         (1.08)
 Total from investment operations                               $     0.51       (1.73)      (3.44)         (1.06)
 Less distributions from:
 Net investment income                                          $       --          --          --           0.02
 Total distributions                                            $       --          --          --           0.02
 Net asset value, end of the period                             $     4.26        3.75        5.48           8.92
 TOTAL RETURN(2)                                                %    13.60      (31.57)     (38.57)        (10.62)
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of the period (000s)                           $    5,336       4,808       6,987          6,137
 Ratio of expenses to average net assets after
 reimbursement(3)(4)                                            %     0.90        0.90        0.90           0.90
 Ratio of expenses to average net assets prior to expense
 reimbursement(3)                                               %     1.26        1.34        1.82           2.19
 Ratio of net investment income (loss) to average net assets
 after reimbursement(3)(4)                                      %    (0.41)      (0.50)      (0.32)          0.52
 Portfolio turnover rate                                        %      151         407         471            157
--------------------------------------------------------------------------------------------------------------------

(1) The Portfolio commenced operations on May 3, 2000.

(2) Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges. Total return for periods less than one year are not annualized.

(3) Annualized for periods less than one year.

(4) The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

                 See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS           ING VP MIDCAP OPPORTUNITIES PORTFOLIO (UNAUDITED)
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                             CLASS R
                                                                 ----------------------------------------------------------------
                                                                 SIX MONTHS
                                                                   ENDED           YEAR ENDED DECEMBER 31,           PERIOD ENDED
                                                                  JUNE 30,     --------------------------------      DECEMBER 31,
                                                                    2003           2002               2001             2000(1)
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of the period                      $    4.50            6.07               9.05             10.00
 Income from investment operations:
 Net investment income (loss)                                  $   (0.01)          (0.02)             (0.01)             0.01
 Net realized and unrealized gain (loss) on investments        $    0.78           (1.55)             (2.97)            (0.95)
 Total from investment operations                              $    0.77           (1.57)             (2.98)            (0.94)
 Less distributions from:
 Net investment income                                         $      --              --                 --              0.01
 Total distributions                                           $      --              --                 --              0.01
 Net asset value, end of the period                            $    5.27            4.50               6.07              9.05
 TOTAL RETURN(2)                                               %   17.11          (25.86)            (32.92)            (9.38)
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of the period (000s)                          $   9,675           4,683              3,616             1,995
 Ratio of expenses to average net assets after
 reimbursement(3)(4)                                           %    0.90            0.88               0.90              0.90
 Ratio of expenses to average net assets prior to expense
 reimbursement(3)                                              %    1.39            1.53               2.66              5.76
 Ratio of net investment income (loss) to average net
 assets after reimbursement(3)(4)                              %   (0.58)          (0.42)             (0.32)             0.40
 Portfolio turnover rate                                       %     165             387                429               103
---------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio commenced operations on May 5, 2000.

(2) Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges. Total return for periods less than one year are not annualized.

(3) Annualized for periods less than one year.

(4) The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

                 See Accompanying Notes to Financial Statements

ING VP SMALLCAP OPPORTUNITIES PORTFOLIO (UNAUDITED)         FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                          CLASS R
                                                           ----------------------------------------------------------------------
                                                           SIX MONTHS
                                                             ENDED                       YEAR ENDED DECEMBER 31,
                                                            JUNE 30,     --------------------------------------------------------
                                                              2003        2002        2001         2000         1999        1998
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of the period                $    10.64       18.88        26.73        29.24       14.12       13.00
 Income from investment operations:
 Net investment income (loss)                            $    (0.04)      (0.10)       (0.11)       (0.01)      (0.09)       0.39
 Net realized and unrealized gain (loss) on
 investments                                             $     1.47       (8.14)       (7.69)        0.49       19.83        1.76
 Total from investment operations                        $     1.43       (8.24)       (7.80)        0.48       19.74        2.15
 Less distributions from:
 Net investment income                                   $       --          --           --           --          --        0.39
 Net realized gains on investments                       $       --          --         0.05         2.99        4.62        0.64
 Total distributions                                     $       --          --         0.05         2.99        4.62        1.03
 Net asset value, end of the period                      $    12.07       10.64        18.88        26.73       29.24       14.12
 TOTAL RETURN(1)                                         %    13.44      (43.64)      (29.15)        1.09      141.03       17.30
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of the period (000s)                    $   68,727      64,767      103,273      131,514      71,532      24,053
 Ratio of expenses to average net assets after
 reimbursement(2)(3)(4)                                  %     0.90        0.90         0.90         0.90        0.90        0.82
 Ratio of expenses to average net assets prior to
 expense reimbursement(2)                                %     1.09        1.23         1.15         0.98        1.09        1.14
 Ratio of net investment income (loss) to average net
 assets after reimbursement(2)(3)                        %    (0.75)      (0.75)       (0.59)       (0.06)      (0.64)       3.00
 Portfolio turnover rate                                 %      165         414          304          148         236         161
---------------------------------------------------------------------------------------------------------------------------------

(1) Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges. Total return for periods less than one year are not annualized.

(2) Annualized for periods less than one year.

(3) The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

(4) Effective November 9, 1998 the expense limit increased from 0.80% to 0.90%.

                 See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS           ING VP DISCIPLINED LARGECAP PORTFOLIO (UNAUDITED)
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                           CLASS R
                                                             --------------------------------------------------------------------
                                                             SIX MONTHS
                                                               ENDED                      YEAR ENDED DECEMBER 31,
                                                              JUNE 30,     ------------------------------------------------------
                                                                2003        2002        2001        2000        1999        1998
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of the period                  $     2.94        3.84        4.39        4.99        4.83        5.14
 Income from investment operations:
 Net investment income                                     $     0.01        0.03        0.02        0.02        0.11        0.36
 Net realized and unrealized gain (loss) on investments    $     0.29       (0.88)      (0.55)      (0.60)       0.16       (0.31)
 Total from investment operations                          $     0.30       (0.85)      (0.53)      (0.58)       0.27        0.05
 Less distributions from:
 Net investment income                                     $     0.01        0.05        0.02        0.02        0.11        0.36
 Total distributions                                       $     0.01        0.05        0.02        0.02        0.11        0.36
 Net asset value, end of the period                        $     3.23        2.94        3.84        4.39        4.99        4.83
 TOTAL RETURN(1)                                           %    10.16      (22.29)     (12.00)     (11.63)       5.79        1.02
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of the period (000s)                      $    7,607       7,323      17,533      24,322      29,739      14,437
 Ratio of expenses to average net assets after
 reimbursement(2)(3)(4)                                    %     0.90        0.90        0.90        0.90        0.89        0.80
 Ratio of expenses to average net assets prior to
 expense reimbursement(2)                                  %     1.76        1.66        1.62        1.18        1.26        1.29
 Ratio of net investment income to average net assets
 after reimbursement(2)(3)                                 %     0.96        0.67        0.49        0.42        1.89        7.53
 Portfolio turnover rate                                   %       88         167          98          49         123          93
---------------------------------------------------------------------------------------------------------------------------------

(1) Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges. Total return for periods less than one year are not annualized.

(2) Annualized for periods less than one year.

(3) The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

(4) Effective April 30, 1999 the expense limit increased from 0.80% to 0.90%.

                 See Accompanying Notes to Financial Statements

ING VP MAGNACAP PORTFOLIO (UNAUDITED)                       FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                       CLASS R
                                                                  --------------------------------------------------
                                                                  SIX MONTHS        YEAR ENDED
                                                                    ENDED          DECEMBER 31,         PERIOD ENDED
                                                                   JUNE 30,     ------------------      DECEMBER 31,
                                                                     2003        2002        2001         2000(1)
--------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of the period                       $     6.82        8.93       10.11         10.00
 Income from investment operations:
 Net investment income                                          $     0.04        0.08        0.11          0.05
 Net realized and unrealized gain (loss) on investments         $     0.74       (2.11)      (1.17)         0.11
 Total from investment operations                               $     0.78       (2.03)      (1.06)         0.16
 Less distributions from:
 Net investment income                                          $     0.02        0.08        0.12          0.05
 Total distributions                                            $     0.02        0.08        0.12          0.05
 Net asset value, end of the period                             $     7.58        6.82        8.93         10.11
 TOTAL RETURN(2)                                                %    11.44      (22.76)     (10.44)         1.61
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of the period (000s)                           $    5,803       4,868       2,301         1,118
 Ratio of expenses to average net assets after
 reimbursement(3)(4)                                            %     0.90        0.90        0.90          0.90
 Ratio of expenses to average net assets prior to expense
 reimbursement(3)                                               %     1.12        1.20        2.22          7.90
 Ratio of net investment income to average net assets after
 reimbursement(3)(4)                                            %     1.18        1.22        1.27          1.45
 Portfolio turnover rate                                        %       95          47          72            28
--------------------------------------------------------------------------------------------------------------------

(1) The Portfolio commenced operations on May 8, 2000.

(2) Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges. Total return for periods less than one year are not annualized.

(3) Annualized for periods less than one year.

(4) The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

                 See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS            ING VP INTERNATIONAL VALUE PORTFOLIO (UNAUDITED)
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                           CLASS R
                                                             --------------------------------------------------------------------
                                                             SIX MONTHS
                                                               ENDED                      YEAR ENDED DECEMBER 31,
                                                              JUNE 30,     ------------------------------------------------------
                                                                2003        2002        2001        2000        1999        1998
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of the period                  $     8.60       10.27       12.19       14.77       11.08       10.10
 Income from investment operations:
 Net investment income                                     $     0.03        0.08        0.17        0.24        0.22        0.21
 Net realized and unrealized gain (loss) on investments    $     0.48       (1.66)      (1.58)       0.12        5.23        1.49
 Total from investment operations                          $     0.51       (1.58)      (1.41)       0.36        5.45        1.70
 Less distributions from:
 Net investment income                                     $     0.03        0.09        0.18        0.27        0.24        0.22
 Net realized gain on investments                          $       --          --        0.33        2.67        1.52        0.50
 Total distributions                                       $     0.03        0.09        0.51        2.94        1.76        0.72
 Net asset value, end of the period                        $     9.08        8.60       10.27       12.19       14.77       11.08
 TOTAL RETURN(1)                                           %     6.02      (15.46)     (11.58)       3.18       50.18       16.93
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of the period (000s)                      $   93,328      64,042      33,223      26,815      24,051      13,764
 Ratio of expenses to average net assets after
 reimbursement(2)(3)(4)                                    %     1.00        1.00        1.00        1.00        1.00        0.84
 Ratio of expenses to average net assets prior to
 expense reimbursement(2)                                  %     1.54        1.58        1.53        1.44        1.52        1.68
 Ratio of net investment income to average net assets
 after reimbursement(2)(3)                                 %     2.91        0.79        1.57        1.83        1.69        1.90
 Portfolio turnover rate                                   %       46         164          24          69          84          30
---------------------------------------------------------------------------------------------------------------------------------

(1) Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges. Total return for periods less than one year are not annualized.

(2) Annualized for periods less than one year.

(3) The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

(4) Effective November 9, 1998 the expense limit increased from 0.80% to 1.00%.

                 See Accompanying Notes to Financial Statements

ING VP HIGH YIELD BOND PORTFOLIO (UNAUDITED)                FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                            CLASS R
                                                              -------------------------------------------------------------------
                                                              SIX MONTHS
                                                                ENDED                      YEAR ENDED DECEMBER 31,
                                                               JUNE 30,     -----------------------------------------------------
                                                                 2003       2002        2001        2000        1999        1998
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                       $     2.83       3.16        3.45        4.30        4.87        5.30
 Income from investment operations:
 Net investment income                                      $     0.06       0.35        0.26        0.40        0.44        0.42
 Net realized and unrealized gain (loss) on investments     $     0.19      (0.33)      (0.29)      (0.85)      (0.57)      (0.42)
 Total from investment operations                           $     0.25       0.02       (0.03)      (0.45)      (0.13)         --
 Less distributions from:
 Net investment income                                      $     0.06       0.35        0.26        0.40        0.44        0.42
 Net realized gains on investments                          $       --         --          --          --          --        0.01
 Total distributions                                        $     0.06       0.35        0.26        0.40        0.44        0.43
 Net asset value, end of period                             $     3.02       2.83        3.16        3.45        4.30        4.87
 TOTAL RETURN(1)                                            %     9.06       0.46       (1.05)     (11.17)      (2.98)      (0.12)
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of the period (000s)                       $   17,378      9,761      10,461      10,642      16,442      21,320
 Ratio of expenses to average net assets after
 reimbursement(2)(3)                                        %     0.80       0.80        0.80        0.80        0.80        0.80
 Ratio of expenses to average net assets prior to
 expense reimbursement(2)                                   %     1.28       1.46        1.28        1.13        1.11        1.23
 Ratio of net investment income to average net assets
 after reimbursement(2)(3)                                  %     7.31       9.57        9.76        9.53        9.19        8.92
 Portfolio turnover rate                                    %      141         77         109         140          85         135
---------------------------------------------------------------------------------------------------------------------------------

(1) Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges. Total return for periods less than one year are not annualized.

(2) Annualized for periods less than one year.

(3) The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

                 See Accompanying Notes to Financial Statements

         NOTES TO FINANCIAL STATEMENTS as of June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION

Organization. The ING Variable Products Trust is a business trust organized under the laws of the Commonwealth of Massachusetts on December 17, 1993 and registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. There are eleven investment series which comprise the Trust. The names of the eight Portfolios in this report, which offer Class R shares along with their respective investment objectives, are set forth below.

ING VP Growth + Value Portfolio ("Growth + Value Portfolio") is a diversified portfolio with an investment objective of long-term growth of capital through investments in common stocks and convertible securities that are believed to provide above average potential for capital appreciation.

ING VP Growth Opportunities Portfolio ("Growth Opportunities Portfolio") is a diversified portfolio which seeks long-term growth of capital through investments in common stock of U.S. companies that the portfolio manager feels have above average prospects for growth.

ING VP MidCap Opportunities Portfolio ("MidCap Opportunities Portfolio") is a diversified portfolio which seeks long-term capital appreciation through investments in common stock of mid-sized U.S. companies that the portfolio managers feel have above average prospects for growth.

ING VP SmallCap Opportunities Portfolio ("SmallCap Opportunities Portfolio") is a diversified portfolio with the investment objective of long-term capital appreciation by investing primarily in small to mid-sized companies that are believed to have above average prospects for growth.

ING VP Disciplined LargeCap Portfolio ("Disciplined LargeCap Portfolio", formerly ING VP Research Enhanced Index Portfolio) is a diversified portfolio whose investment objective is capital appreciation by investing primarily in large companies that make up the S&P 500 Index.

ING VP MagnaCap Portfolio ("MagnaCap Portfolio") is a diversified portfolio whose investment objective is growth of capital through investments in common stock of companies that have paid increasing dividends or have had the capability to pay rising dividends from their operations, with dividend income as a second consideration.

ING VP International Value Portfolio ("International Value Portfolio") is a diversified portfolio with the investment objective of long-term capital appreciation by investing primarily in foreign companies with a market valuation greater than $1 billion, but may hold up to 25% of its assets in companies with smaller market capitalization.

ING VP High Yield Bond Portfolio ("High Yield Bond Portfolio") is a diversified portfolio whose investment objective is to seek high income consistent with the preservation of capital by investing primarily in a diversified group of high yield-high risk fixed income securities, convertible securities, securities issued by U.S. companies in foreign currencies, and securities issued by foreign governments and companies.

Each Portfolio offers Class R shares. Growth Opportunities Portfolio, MidCap Opportunities Portfolio, SmallCap Opportunities Portfolio, MagnaCap Portfolio and International Value Portfolio also offer Class S shares. The two classes differ principally in the applicable shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolio and earn income and gains and losses from the portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions are allocated to each class pro rata based on the net assets of each class on the date of distribution. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weighting of pro rata income and realized gain allocations and from differences in separate class expenses, including shareholder servicing fees.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A. Security Valuation. Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Portfolio securities reported by NASDAQ will be valued at the NASDAQ official closing price. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities are valued at bid prices obtained from independent services or from one or more dealers making markets in the securities. U.S. Government obligations are valued by using market quotations

--------------------------------------------------------------------------------

      or independent pricing services which uses prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

      Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) are valued at their fair values as determined in good faith by or under the supervision of the Portfolio's Board of Trustees ("Board"), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Portfolio calculates its net asset value may also be valued at their fair values as determined in good faith by or under the supervision of a Portfolio's Board, in accordance with methods that are specifically authorized by the Board. If a significant event which is likely to impact the value of one or more foreign securities held by a Portfolio occurs after the time at which the foreign market for such security (ies) closes but before the time that the Portfolio's net asset value is calculated on any business day, such event may be taken into account in determining the fair value of such security (ies) at the time the Portfolio calculates its net asset value. For these purposes, significant events after the close of trading on a foreign market may include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis, the Board has authorized the use of one or more research services to assist with the determination of the fair value of foreign securities in light of significant events. Research services use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its net asset value. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment, and the fair value assigned to a security may not represent the actual value that a Portfolio could obtain if it were to sell the security at the time of the close of the NYSE.

      Investments in securities maturing in less than 60 days from the date of acquisition are valued at amortized cost, which, when combined with accrued interest, approximates market value.

B.    Security Transactions and Revenue Recognition.
      Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

C. Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

      (1) Market value of investment securities, other assets and liabilities -- at the exchange rates prevailing at the end of the day.

      (2) Purchases and sales of investment securities, income and expenses -- at the rates of exchange prevailing on the respective dates of such transactions.

      Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the statement of assets and liabilities for the estimated tax withholding based on the securities current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax. Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolios' books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and the U.S. Government. These risks include but are not limited to re-evaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and the U.S. Government.

--------------------------------------------------------------------------------

D.    Foreign Currency Transactions and Futures Contracts.
      Certain portfolios may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. The Portfolios either enter into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

      Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and securities indices, for hedging purposes only. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price. Upon entering into such a contract, a Portfolio is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, a Portfolio agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margins and are recorded as unrealized gains or losses by the Portfolios. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. Distributions to Shareholders. The Portfolios record distributions to their shareholders on ex-dividend date. Dividends from net investment income are declared and paid quarterly by the Growth + Value Portfolio, Growth Opportunities Portfolio, MidCap Opportunities Portfolio, SmallCap Opportunities Portfolio, Disciplined LargeCap Portfolio, MagnaCap Portfolio and the International Value Portfolio; and declared daily and paid quarterly by the High Yield Bond Portfolio. Each portfolio distributes dividends and capital gains, if any, annually.

F. Federal Income Taxes. It is the policy of the Portfolios, to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, a federal income tax or excise tax provision is not required. The Board intends to offset any net capital gains with any available capital loss carryforward until each carryforward has been fully utilized or expires. In addition, no capital gain distribution shall be made until the capital loss carryforward has been fully utilized or expires.

G. Use of Estimates. Management of the Portfolios has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with accounting principles generally accepted in the United States of America. Actual results could differ from these estimates.

H. Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System or with member banks of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase the security at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will always receive as collateral securities acceptable to it whose market value is equal to at least 100% of the amount being invested by the Portfolio. The underlying collateral is valued daily on a mark to market basis to assure that the value, including accrued interest is at least equal to the repurchase price. If the seller defaults, a Portfolio might incur a loss or delay in the realization of proceeds if the value of the collateral securing the repurchase agreement declines, and it might incur disposition costs in liquidating the collateral.

I. Securities Lending. Portfolios can lend its securities to approved brokers, dealers and other financial institutions. It has the option to temporarily loan up to 30% of its total assets in exchange for a negotiated lender's fee. The borrower is required to fully collateralize the loans with cash or U.S. Government securities. The collateral must be in an amount equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The cash collateral received is reflected on the Statement of Assets and Liabilities as Other Assets. The cash collateral received as of June 30, 2003 is $3,895,572 for the International Value Portfolio. Brown

--------------------------------------------------------------------------------

      Brothers Harriman ("BBH") invests cash collateral, on behalf of the ING Funds participating in the BBH Securities Lending Program, in the Securities Lending Investment Fund ("SLIF") which is a series of the Brown Brothers Investment Trust ("BBIT"). The BBIT is a Delaware business trust whose units are not offered for sale to the public, and whose purchasers are qualified purchasers such as registered investment companies ("RICs") in accordance with the provisions of Section 3(C) of the Investment Company Act of 1940. The standard investment guidelines are modeled after SEC Rule 2a-7. A portion of the income generated by the investment of the collateral, net of any rebates paid by BBH to borrowers, is remitted to BBH as lending agent and the remainder is paid to the Portfolio. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. There would be a potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears the risk of loss with respect to the investment of collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio. At June 30, 2003, the International Value Portfolio had securities on loan with a total market value of $3,723,435.

J. Illiquid and Restricted Securities. Illiquid securities are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Portfolio to sell them promptly at an acceptable price. Restricted securities are those sold under Rule 144A of the Securities Act of 1933 (1933 Act) or are securities offered pursuant to Section 4(2) of the 1933 Act, and are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Each Portfolio may invest up to 15% of its net assets in illiquid securities. Restricted securities may be considered liquid pursuant to guidelines approved by the Board or may be deemed to be illiquid because they may not be readily marketable. Illiquid and restricted securities are valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined under procedures approved by the Board. The Portfolio will not pay the costs of disposition of restricted securities other than ordinary brokerage fees, if any.

K. Delayed Delivery Transactions. A Portfolio may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of these securities is identified in each Portfolios' Portfolio of Investments. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to segregate liquid assets sufficient to cover the purchase price.

NOTE 3 -- INVESTMENT TRANSACTIONS

For the six months ended June 30, 2003, the cost of purchases and the proceeds from the sales of securities, excluding U.S. Government and short-term securities, were as follows:

                                  PURCHASES           SALES
                                 ------------      ------------
Growth + Value Portfolio         $119,274,014      $119,407,151
Growth Opportunities Portfolio     27,784,126        23,993,996
MidCap Opportunities Portfolio     19,783,801        14,996,570
SmallCap Opportunities
  Portfolio                       166,467,624       159,108,885
Disciplined LargeCap Portfolio      6,065,015         6,819,619
MagnaCap Portfolio                 21,556,584        17,977,303
International Value Portfolio      54,543,249        31,985,254
High Yield Bond Portfolio          26,749,029        18,697,896

U.S. Government Securities not included above were as follows:

                                          PURCHASES       SALES
                                          ---------      -------
Disciplined LargeCap Portfolio            $112,018       $95,527

NOTE 4 -- INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

Each of the Portfolios has entered into an Investment Management Agreement with ING Investments, LLC ("the Manager", the "Investment Manager" or the "Adviser"), a wholly-owned subsidiary of ING Groep N.V. The investment management agreements compensate the Manager with a fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio. The Manager receives an investment advisory fee calculated at an annual rate of 0.75% of average daily net assets from the Growth Opportunities Portfolio, MidCap Opportunities Portfolio and MagnaCap Portfolio. For the Growth + Value, SmallCap Opportunities, Disciplined LargeCap and High Yield Bond Portfolios, the Manager receives an investment advisory fee of 0.75% on the first $250 million; 0.70% on next $250 million; 0.65% on next $250 million; 0.60% on next $250 million; and 0.55% in excess of $1 billion of average daily net assets. The Manager receives an investment advisory fee calculated at an annual rate of 1.00% of average daily net assets from the International Value Portfolio.

--------------------------------------------------------------------------------

Effective June 16, 2003 ING Investments, LLC assumed direct management of the Growth + Value Portfolio. Previously the Manager engaged Navellier Fund Management, Inc. ("Navellier"), a registered investment adviser, to serve as subadviser to the Growth + Value Portfolio.

Effective June 30, 2002 ING Investments, LLC assumed direct management of the International Value Portfolio. Previously the Manager engaged Brandes Investment Partners, L.P. ("Brandes"), a registered investment adviser, to serve as subadviser to the International Value Portfolio.

The Manager has engaged Aeltus Investment Management, Inc. ("ING Aeltus"), a wholly owned subsidiary of ING Groep N.V., to serve as subadviser to the Disciplined LargeCap Portfolio.

ING Funds Services, LLC ("IFS") acts as administrator and provides certain administrative and shareholder services necessary for the Portfolios operations and is responsible for the supervision of other service providers. The services provided by IFS will include: (a) internal accounting services; (b) monitoring regulatory compliance, such as reports and filings with the Commission and state securities regulatory authorities; (c) preparing financial information for proxy statements; (d) preparing semiannual and annual reports to shareholders; (e) calculating net asset values; (f) preparation of certain shareholder communications; (g) supervision of the custodians and transfer agent; and (h) reporting to the Board. For its services, IFS is entitled to receive from each Portfolio a fee at an annual rate of 0.10% of the Portfolio's average daily net assets.

NOTE 5 -- SHAREHOLDER SERVICE FEES

Class S shares of each Portfolio are subject to a Shareholder Services Plan (the "Plan"). Under the Plan, each Portfolio pays the Administrator a fee calculated at an annual rate of 0.25% of average daily net assets attributable to its Class S shares. The Administrator is entitled to use the proceeds from the Plan to make payments to insurance companies, broker-dealers or other financial intermediaries for providing services to shareholders of Class S shares.

NOTE 6 -- OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

At June 30, 2003 the Portfolios had the following amounts recorded in payable to affiliates on the accompanying Statements of Assets and Liabilities (see Notes 4 and 5):

                                                               ACCRUED                        ACCRUED
                                                              INVESTMENT      ACCRUED       SHAREHOLDER
                                                              MANAGEMENT   ADMINISTRATIVE    SERVICES
                                                                 FEES           FEES           FEES        TOTAL
                                                              ----------   --------------   -----------   -------
Growth + Value Portfolio                                       $35,123         $4,683         $   --      $39,806
Growth Opportunities Portfolio                                  12,454          1,660          2,459       16,573
MidCap Opportunities Portfolio                                   8,128          1,084            610        9,822
SmallCap Opportunities Portfolio                                71,567          9,542          7,904       89,013
Disciplined LargeCap Portfolio                                   4,677            624             --        5,301
MagnaCap Portfolio                                              14,648          1,953          2,945       19,546
International Value Portfolio                                   76,946          7,695             24       84,665
High Yield Bond Portfolio                                       11,009          1,468             --       12,477

Each Portfolio has adopted a Retirement Policy covering all independent trustees of the Portfolio who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as defined in the plan agreement.

NOTE 7 -- EXPENSE LIMITATIONS

For all Portfolios, the Investment Manager has voluntarily agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses.

For Class R shares, the Manager has voluntarily agreed to limit the expenses of the Growth + Value Portfolio and High Yield Bond Portfolio to 0.80% of the average daily net assets and to limit the expenses of the Growth Opportunities Portfolio, MidCap Opportunities Portfolio, SmallCap Opportunities Portfolio, Disciplined LargeCap Portfolio and MagnaCap Portfolio to 0.90% and International Value Portfolio to 1.00% of the average daily net assets.

For Class S shares, the Manager has voluntarily agreed to limit the expenses of the Growth Opportunities Portfolio, MidCap Opportunities Portfolio, SmallCap Opportunities Portfolio and MagnaCap Portfolio to 1.10% and International Value Portfolio to 1.20% of the average daily net assets.

The Investment Manager may at a later date, recoup from each Portfolio, expenses waived during the previous 36 months, but only if, after such recoupment,

--------------------------------------------------------------------------------

the Portfolios expense ratio does not exceed the percentage described above. Waived and reimbursed fees and any recoupment by the Investment Manager of such waived and reimbursed fees are reflected on the accompanying Statements of Operations for each Portfolio.

As of June 30, 2003, the cumulative amounts of reimbursed fees that are subject to possible recoupment by the Manager are as follows:

Growth + Value Portfolio                              $855,502
Growth Opportunities Portfolio                         194,058
MidCap Opportunities Portfolio                         139,003
SmallCap Opportunities Portfolio                       800,624
Disciplined LargeCap Portfolio                         310,946
MagnaCap Portfolio                                     116,273
International Value Portfolio                          689,117
High Yield Bond Portfolio                              183,357

NOTE 8 -- LINE OF CREDIT

All of the Portfolios included in this report, in addition to certain other funds managed by the Adviser, have entered into an unsecured committed revolving line of credit agreement (the "Credit Agreement") with State Street Bank and Trust Company for an aggregate amount of $125,000,000. The proceeds may be used only to: (1) temporarily finance the purchase and sale of securities; (2) finance the redemption of shares of an investor in the Portfolios; and (3) enable the Portfolios to meet other emergency expenses as defined in the Credit agreement. The Portfolios to which the line of credit is available pay a commitment fee equal to 0.10% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. At June 30, 2003 the Portfolios did not have any loans outstanding.

NOTE 9 -- CAPITAL SHARE TRANSACTIONS

Transactions in capital shares and dollars were as follows:

                                                                         CLASS R
                                                              -----------------------------
                                                               SIX MONTHS      YEAR ENDED
                                                                  ENDED       DECEMBER 31,
                                                              JUNE 30, 2003       2002
                                                              -------------   -------------
GROWTH + VALUE PORTFOLIO (NUMBER OF SHARES)
Shares sold                                                        324,975        1,229,421
Shares redeemed                                                   (794,503)      (2,041,652)
                                                              ------------    -------------
Net decrease in shares outstanding                                (469,528)        (812,231)
                                                              ============    =============
GROWTH + VALUE PORTFOLIO ($)
Shares sold                                                   $  3,446,467    $  16,499,812
Shares redeemed                                                 (8,129,148)     (26,629,292)
                                                              ------------    -------------
Net decrease                                                  $ (4,682,681)   $ (10,129,480)
                                                              ============    =============

                                                                         CLASS R                        CLASS S
                                                              -----------------------------   ----------------------------
                                                               SIX MONTHS      YEAR ENDED      SIX MONTHS      YEAR ENDED
                                                                  ENDED       DECEMBER 31,        ENDED       DECEMBER 31,
                                                              JUNE 30, 2003       2002        JUNE 30, 2003       2002
                                                              -------------   -------------   -------------   ------------
GROWTH OPPORTUNITIES PORTFOLIO (NUMBER OF SHARES)
Shares sold                                                        316,432          977,706      1,185,349      2,263,413
Shares redeemed                                                   (344,971)        (972,913)      (208,407)      (568,100)
                                                              ------------    -------------   ------------    -----------
Net increase (decrease) in shares outstanding                      (28,539)           4,793        976,942      1,695,313
                                                              ============    =============   ============    ===========
GROWTH OPPORTUNITIES PORTFOLIO ($)
Shares sold                                                   $  1,226,804    $   4,398,150   $  4,686,506    $10,284,599
Shares redeemed                                                 (1,329,103)      (4,345,599)      (781,281)    (2,456,117)
                                                              ------------    -------------   ------------    -----------
Net increase (decrease)                                       $   (102,299)   $      52,551   $  3,905,225    $ 7,828,482
                                                              ============    =============   ============    ===========

--------------------------------------------------------------------------------

NOTE 9 -- CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                                         CLASS R                        CLASS S
                                                              -----------------------------   ----------------------------
                                                               SIX MONTHS      YEAR ENDED      SIX MONTHS      YEAR ENDED
                                                                  ENDED       DECEMBER 31,        ENDED       DECEMBER 31,
                                                              JUNE 30, 2003       2002        JUNE 30, 2003       2002
                                                              -------------   -------------   -------------   ------------
MIDCAP OPPORTUNITIES PORTFOLIO (NUMBER OF SHARES)
Shares sold                                                      1,584,359        1,222,684        253,376        543,064
Shares redeemed                                                   (790,512)        (777,906)      (103,643)      (105,581)
                                                              ------------    -------------   ------------    -----------
Net increase in shares outstanding                                 793,847          444,778        149,733        437,483
                                                              ============    =============   ============    ===========
MIDCAP OPPORTUNITIES PORTFOLIO ($)
Shares sold                                                   $  7,844,485    $   6,387,138   $  1,239,556    $ 2,814,594
Shares redeemed                                                 (3,933,061)      (4,046,935)      (477,544)      (523,517)
                                                              ------------    -------------   ------------    -----------
Net increase                                                  $  3,911,424    $   2,340,203   $    762,012    $ 2,291,077
                                                              ============    =============   ============    ===========

                                                                        CLASS R                        CLASS S
                                                              ----------------------------   ---------------------------
                                                               SIX MONTHS                     SIX MONTHS
                                                                 ENDED        YEAR ENDED        ENDED        YEAR ENDED
                                                                JUNE 30,     DECEMBER 31,      JUNE 30,     DECEMBER 31,
                                                                  2003           2002            2003           2002
                                                              ------------   -------------   ------------   ------------
SMALLCAP OPPORTUNITIES PORTFOLIO (NUMBER OF SHARES)
Shares sold                                                      1,577,451       2,706,339      1,329,638     2,373,133
Shares redeemed                                                 (1,967,398)     (2,091,191)      (121,143)     (199,602)
                                                              ------------   -------------   ------------   -----------
Net increase (decrease) in shares outstanding                     (389,947)        615,148      1,208,495     2,173,531
                                                              ============   =============   ============   ===========
SMALLCAP OPPORTUNITIES PORTFOLIO ($)
Shares sold                                                   $ 17,221,401   $  38,988,490   $ 14,457,329   $33,156,089
Shares redeemed                                                (21,227,761)    (28,480,974)    (1,271,784)   (2,547,641)
                                                              ------------   -------------   ------------   -----------
Net increase (decrease)                                       $ (4,006,360)  $  10,507,516   $ 13,185,545   $30,608,448
                                                              ============   =============   ============   ===========

                                                                         CLASS R
                                                              -----------------------------
                                                               SIX MONTHS      YEAR ENDED
                                                                  ENDED       DECEMBER 31,
                                                              JUNE 30, 2003       2002
                                                              -------------   -------------
DISCIPLINED LARGECAP PORTFOLIO (NUMBER OF SHARES)
Shares sold                                                        134,611          640,958
Shares issued as reinvestment of dividends                           6,349           40,334
Shares redeemed                                                   (281,206)      (2,752,910)
                                                              ------------    -------------
Net decrease in shares outstanding                                (140,246)      (2,071,618)
                                                              ============    =============
DISCIPLINED LARGECAP PORTFOLIO ($)
Shares sold                                                   $    422,993    $   2,290,223
Shares issued as reinvestment of dividends                          18,158          124,792
Shares redeemed                                                   (823,340)      (9,591,806)
                                                              ------------    -------------
Net decrease                                                  $   (382,189)   $  (7,176,791)
                                                              ============    =============

--------------------------------------------------------------------------------

NOTE 9 -- CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                                         CLASS R                        CLASS S
                                                              -----------------------------   ----------------------------
                                                               SIX MONTHS      YEAR ENDED      SIX MONTHS      YEAR ENDED
                                                                  ENDED       DECEMBER 31,        ENDED       DECEMBER 31,
                                                              JUNE 30, 2003       2002        JUNE 30, 2003       2002
                                                              -------------   -------------   -------------   ------------
MAGNACAP PORTFOLIO (NUMBER OF SHARES)
Shares sold                                                        539,776          638,924        587,877      1,710,812
Shares issued as reinvestment of dividends                           1,917            5,974          4,110         14,128
Shares redeemed                                                   (490,134)        (188,337)      (127,209)      (501,591)
                                                              ------------    -------------   ------------    -----------
Net increase in shares outstanding                                  51,559          456,561        464,778      1,223,349
                                                              ============    =============   ============    ===========
MAGNACAP PORTFOLIO ($)
Shares sold                                                   $  3,848,587    $   5,037,591   $  4,197,905    $13,711,447
Shares issued as reinvestment of dividends                          12,748           43,315         27,454        103,242
Shares redeemed                                                 (3,473,627)      (1,521,013)      (905,453)    (4,027,963)
                                                              ------------    -------------   ------------    -----------
Net increase                                                  $    387,708    $   3,559,893   $  3,319,906    $ 9,786,726
                                                              ============    =============   ============    ===========

                                                                        CLASS R                        CLASS S
                                                              ----------------------------   ---------------------------
                                                               SIX MONTHS                     SIX MONTHS
                                                                 ENDED        YEAR ENDED        ENDED       PERIOD ENDED
                                                                JUNE 30,     DECEMBER 31,      JUNE 30,     DECEMBER 31,
                                                                  2003           2002            2003         2002(1)
                                                              ------------   -------------   ------------   ------------
INTERNATIONAL VALUE PORTFOLIO (NUMBER OF SHARES)
Shares sold                                                     13,028,570      19,907,274         16,834         4,895
Shares issued as reinvestment of dividends                          36,396          47,712             30            27
Shares redeemed                                                (10,230,761)    (15,740,348)        (1,317)         (105)
                                                              ------------   -------------   ------------   -----------
Net increase in shares outstanding                               2,834,205       4,214,638         15,547         4,817
                                                              ============   =============   ============   ===========
INTERNATIONAL VALUE PORTFOLIO ($)
Shares sold                                                   $110,081,577   $ 187,936,914   $    144,831   $    52,607
Shares issued as reinvestment of dividends                         288,624         465,254            242           260
Shares redeemed                                                (86,862,631)   (148,859,082)       (11,130)         (914)
                                                              ------------   -------------   ------------   -----------
Net increase                                                  $ 23,507,570   $  39,543,086   $    133,943   $    51,953
                                                              ============   =============   ============   ===========

------------------

(1) Class S commenced offering of shares on March 19, 2002

                                                                                                       CLASS S
                                                                                             ---------------------------
                                                                                              SIX MONTHS
                                                                                                ENDED        YEAR ENDED
                                                                                               JUNE 30,     DECEMBER 31,
                                                                                                 2003           2002
                                                                                             ------------   ------------
HIGH YIELD BOND PORTFOLIO (NUMBER OF SHARES)
Shares sold                                                                                    10,676,504     1,819,421
Shares issued as reinvestment of dividends                                                         93,029       397,211
Shares redeemed                                                                                (8,458,487)   (2,085,589)
                                                                                             ------------   -----------
Net increase in shares outstanding                                                              2,311,046       131,043
                                                                                             ============   ===========
HIGH YIELD BOND PORTFOLIO ($)
Shares sold                                                                                  $ 31,433,883   $ 5,355,390
Shares issued as reinvestment of dividends                                                        271,645     1,180,409
Shares redeemed                                                                               (25,075,705)   (6,160,592)
                                                                                             ------------   -----------
Net increase                                                                                 $  6,629,823   $   375,207
                                                                                             ============   ===========

--------------------------------------------------------------------------------

NOTE 10 -- CREDIT RISK AND DEFAULTED SECURITIES

Although the Portfolios each have a diversified portfolio, the High Yield Bond Portfolio had 11% of its portfolio invested in lower rated and comparable quality unrated high yield securities at June 30, 2003. Investments in higher yielding securities are accompanied by a greater degree of credit risk and such lower rated securities tend to be more sensitive to economic conditions than higher rated securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer. At June 30, 2003, the High Yield Bond Portfolio held two securities in default, SA Telecommunications, Inc. and Adelphia Business Solutions. It is each Portfolio's accounting practice to discontinue accrual of income and provide an estimate for probable losses due to unpaid interest income on defaulted securities for the current reporting period.

NOTE 11 -- FEDERAL INCOME TAXES

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. The tax composition of dividends and distributions to shareholders were as follows:

                                                      ORDINARY
                                                       INCOME
                                                      --------
Disciplined LargeCap Portfolio                        $ 18,158
MagnaCap Portfolio                                      40,202
International Value Portfolio                          288,866
High Yield Bond Portfolio                              588,230

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. Key differences are the treatment of short-term capital gains, foreign currency transactions, organization costs and other temporary differences. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent distributions exceed net investment income and/or net realized capital gains for tax purposes, they are reported as distributions of paid-in capital.

Capital loss carryforwards, which may be used to offset future realized capital gains for federal income tax purposes were as follows at December 31, 2002:

                                    AMOUNT      EXPIRATION DATES
                                  -----------   ----------------
Growth + Value Portfolio          $89,583,559      2009-2011
Growth Opportunities Portfolio      9,235,672      2009-2010
MidCap Opportunities Portfolio      2,768,100      2009-2010
SmallCap Opportunities Portfolio   89,425,663      2009-2011
Disciplined LargeCap Portfolio      6,877,647      2006-2011
MagnaCap Portfolio                    896,162      2009-2010
International Value                 7,693,903      2009-2011
  Portfolio
High Yield Bond Portfolio           7,370,107      2006-2010

NOTE 12 -- SUBSEQUENT EVENTS

At a special meeting held on July 22, 2003, Shareholders approved a Sub-Advisory Agreement between ING Investments, LLC and ING Aeltus Investment Management, Inc., for the Growth Opportunities Portfolio, MidCap Opportunities Portfolio, SmallCap Opportunities Portfolio, MagnaCap Portfolio, International Value Portfolio and High Yield Bond Portfolio with no change in the Adviser, the portfolio manager(s), or the overall management fee paid by each Portfolio.

ING
VP
GROWTH +
VALUE
PORTFOLIO   PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

   Shares                                                          Value
---------------------------------------------------------------------------
COMMON STOCK: 93.6%
                      ADVERTISING: 0.5%
       6,800    @     Getty Images, Inc.                        $   280,840
                                                                -----------
                                                                    280,840
                                                                -----------
                      AGRICULTURE: 1.4%
      36,200          Delta & Pine Land Co.                         795,676
                                                                -----------
                                                                    795,676
                                                                -----------
                      AIRLINES: 1.1%
      61,300    @     Airtran Holdings, Inc.                        641,811
                                                                -----------
                                                                    641,811
                                                                -----------
                      APPAREL: 3.1%
      12,400    @     Coach, Inc.                                   616,776
      21,600    @     Timberland Co.                              1,141,776
                                                                -----------
                                                                  1,758,552
                                                                -----------
                      BANKS: 1.0%
      20,500          UCBH Holdings, Inc.                           587,940
                                                                -----------
                                                                    587,940
                                                                -----------
                      BIOTECHNOLOGY: 2.3%
      18,100    @     Genzyme Corp. -- Genl Division                756,580
      21,100    @     Integra LifeSciences Holdings Corp.           556,618
                                                                -----------
                                                                  1,313,198
                                                                -----------
                      COMMERCIAL SERVICES: 8.9%
      13,900    @     Apollo Group, Inc.                            858,464
       5,000    @     Career Education Corp.                        342,100
       6,900    @     Corporate Executive Board Co.                 281,658
       5,500    @     Education Management Corp.                    292,490
      17,800    @     FTI Consulting, Inc.                          444,466
      22,100    @     Iron Mountain, Inc.                           819,689
      16,700    @     Kroll, Inc.                                   451,902
       8,800          Paychex, Inc.                                 257,928
      29,400    @     Pharmaceutical Product Development, Inc.      844,662
      22,900          Rollins, Inc.                                 431,665
                                                                -----------
                                                                  5,025,024
                                                                -----------
                      COMPUTERS: 5.0%
       3,700    @     Lexmark Intl., Inc.                           261,849
       8,100    @     Micros Systems, Inc.                          267,138
      33,000    @     NetScreen Technologies, Inc.                  744,150
      49,100    @     Network Appliance, Inc.                       795,911
       9,100          Reynolds & Reynolds Co.                       259,896
      47,600    @     Western Digital Corp.                         490,280
                                                                -----------
                                                                  2,819,224
                                                                -----------
                      DIVERSIFIED FINANCIAL SERVICES: 0.5%
       4,000          Countrywide Financial Corp.                   278,280
                                                                -----------
                                                                    278,280
                                                                -----------
                      ELECTRICAL COMPONENTS & EQUIPMENT: 1.0%
      34,900          American Power Conversion                     544,091
                                                                -----------
                                                                    544,091
                                                                -----------
                      ELECTRONICS: 7.2%
      17,700    @     Benchmark Electronics, Inc.                   544,452
      21,300    @     Dionex Corp.                                  846,675
      17,700    @     Flir Systems, Inc.                            533,655
      27,500    @     Gentex Corp.                                  841,775
      24,700    @     Jabil Circuit, Inc.                           545,870
      34,200    @     Trimble Navigation Ltd.                       784,206
                                                                -----------
                                                                  4,096,633
                                                                -----------
                      ENGINEERING & CONSTRUCTION: 2.1%
      16,200          Fluor Corp.                                   544,968
      15,000    @     Jacobs Engineering Group, Inc.                632,250
                                                                -----------
                                                                  1,177,218
                                                                -----------
                      ENTERTAINMENT: 2.2%
       7,800          GTECH Holdings Corp.                          293,670
       9,000          International Game Technology                 920,970
                                                                -----------
                                                                  1,214,640
                                                                -----------

   Shares                                                          Value
---------------------------------------------------------------------------
                      ENVIRONMENTAL CONTROL: 2.8%
      11,800    @     Stericycle, Inc.                          $   454,064
      66,500    @     Tetra Tech, Inc.                            1,139,145
                                                                -----------
                                                                  1,593,209
                                                                -----------
                      FOOD: 2.8%
      18,400    @     Dean Foods Co.                                579,600
      26,800    @     Performance Food Group Co.                    991,600
                                                                -----------
                                                                  1,571,200
                                                                -----------
                      HEALTHCARE -- PRODUCTS: 4.2%
       5,400    @     Advanced Neuromodulation Systems, Inc.        279,558
       3,700          CR Bard, Inc.                                 263,847
       5,300    @     Inamed Corp.                                  284,557
       9,600    @     St. Jude Medical, Inc.                        552,000
       9,400    @     Varian Medical Systems, Inc.                  541,158
      11,800    @     Visx, Inc.                                    204,730
       5,900    @     Zimmer Holdings, Inc.                         265,795
                                                                -----------
                                                                  2,391,645
                                                                -----------
                      HEALTHCARE -- SERVICES: 1.6%
      11,400    @     Amsurg Corp.                                  347,700
       3,600    @     Anthem, Inc.                                  277,740
       6,300    @     Coventry Health Care, Inc.                    290,808
                                                                -----------
                                                                    916,248
                                                                -----------
                      HOME FURNISHINGS: 0.5%
       3,600          Harman Intl. Industries, Inc.                 284,904
                                                                -----------
                                                                    284,904
                                                                -----------
                      INSURANCE: 1.6%
      10,700          First American Corp.                          281,945
      11,300          WR Berkley Corp.                              595,510
                                                                -----------
                                                                    877,455
                                                                -----------
                      INTERNET: 5.4%
      31,500    @     Amazon.Com, Inc.                            1,149,435
      16,500    @     Digital Insight Corp.                         314,325
      32,100    @     United Online, Inc.                           813,414
      72,800    @     WebMD Corp.                                   788,424
                                                                -----------
                                                                  3,065,598
                                                                -----------
                      MACHINERY -- DIVERSIFIED: 0.8%
      20,300    @     Cognex Corp.                                  453,705
                                                                -----------
                                                                    453,705
                                                                -----------
                      MEDIA: 0.5%
      16,000    @     Radio One, Inc.                               284,320
                                                                -----------
                                                                    284,320
                                                                -----------
                      MISCELLANEOUS MANUFACTURING: 1.0%
       8,200          Danaher Corp.                                 558,010
                                                                -----------
                                                                    558,010
                                                                -----------
                      OFFICE/BUSINESS EQUIPMENT: 1.0%
      50,700    @     Xerox Corp.                                   536,913
                                                                -----------
                                                                    536,913
                                                                -----------
                      OIL & GAS: 3.9%
      13,300    @     Evergreen Resources, Inc.                     722,323
      23,250          Patina Oil & Gas Corp.                        747,488
      14,900    @     Patterson-UTI Energy, Inc.                    482,760
       6,500          Pogo Producing Co.                            277,875
                                                                -----------
                                                                  2,230,446
                                                                -----------

                 See Accompanying Notes to Financial Statements

ING
VP
GROWTH +
VALUE
PORTFOLIO   PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

   Shares                                                          Value
---------------------------------------------------------------------------
                      OIL & GAS SERVICES: 2.2%
      55,100          Halliburton Co.                           $ 1,267,300
                                                                -----------
                                                                  1,267,300
                                                                -----------
                      PHARMACEUTICALS: 6.5%
       7,500    @     AdvancePCS                                    286,725
       6,900          Allergan, Inc.                                531,990
      18,000    @     Celgene Corp.                                 547,200
       3,800    @     Express Scripts, Inc.                         259,198
      15,700    @     Medimmune, Inc.                               571,009
      17,500          Mylan Laboratories                            608,475
      25,100          Omnicare, Inc.                                848,129
         100    @     Pharmaceutical Resources, Inc.                  4,866
                                                                -----------
                                                                  3,657,592
                                                                -----------
                      PIPELINES: 1.0%
      17,000          Questar Corp.                                 568,990
                                                                -----------
                                                                    568,990
                                                                -----------
                      RETAIL: 7.9%
       7,900    @     99 Cents Only Stores                          271,128
       8,800          Applebees Intl., Inc.                         276,584
       7,300    @     Autozone, Inc.                                554,581
      14,400          CBRL Group, Inc.                              559,584
      27,500    @     Chico's FAS, Inc.                             578,875
      22,300    @     HOT Topic, Inc.                               600,093
      22,900    @     Sonic Corp.                                   582,347
      21,900    @     Tractor Supply Co.                          1,045,725
                                                                -----------
                                                                  4,468,917
                                                                -----------
                      SAVINGS & LOANS: 1.0%
      19,100          New York Community Bancorp, Inc.              555,619
                                                                -----------
                                                                    555,619
                                                                -----------
                      SEMICONDUCTORS: 2.6%
      29,500    @     Altera Corp.                                  483,800
      15,400          Linear Technology Corp.                       496,034
      18,900    @     Xilinx, Inc.                                  478,359
                                                                -----------
                                                                  1,458,193
                                                                -----------
                      SOFTWARE: 5.0%
      31,600    @     Avid Technology, Inc.                       1,108,212
       7,500    @     National Instruments Corp.                    283,350
      39,200    @     Packeteer, Inc.                               610,344
      29,600    @     Veritas Software Corp.                        848,632
                                                                -----------
                                                                  2,850,538
                                                                -----------
                      TELECOMMUNICATIONS: 2.6%
       5,300    @     Adtran, Inc.                                  270,406
      19,400    @     Foundry Networks, Inc.                        279,360
      25,275    @     Utstarcom, Inc.                               899,031
                                                                -----------
                                                                  1,448,797
                                                                -----------
                      TRANSPORTATION: 2.4%
      15,800          CH Robinson Worldwide, Inc.                   561,848
      15,700          Expeditors Intl. Washington, Inc.             543,848
      11,100    @     Knight Transportation, Inc.                   276,390
                                                                -----------
                                                                  1,382,086
                                                                -----------
                      Total Common Stock
                       (Cost $50,195,736)                        52,954,812
                                                                -----------
MUTUAL FUNDS: 1.7%
                      EQUITY FUND: 1.7%
      10,900          Midcap SPDR Trust Series 1                    956,148
                                                                -----------
                                                                    956,148
                                                                -----------
                      Total Mutual Funds
                       (Cost $975,213)                              956,148
                                                                -----------
                      Total Long-Term Investments
                       (Cost $51,170,949)                        53,910,960
                                                                -----------
 Principal
   Amount                                                          Value
---------------------------------------------------------------------------
SHORT-TERM INVESTMENTS: 8.9%
                      REPURCHASE AGREEMENT: 8.9%
$  5,025,000          State Street Repurchase Agreement dated
                       06/30/03, 0.950%, due 07/01/03,
                       $5,025,133 to be received upon
                       repurchase (Collateralized by
                       $5,085,000 U.S. Treasury Notes, 1.750%,
                       Market Value $5,125,517,
                       due 12/31/04)                            $ 5,025,000
                                                                -----------
                      Total Short-Term Investments
                       (Cost $5,025,000)                          5,025,000
                                                                -----------


              TOTAL INVESTMENTS IN SECURITIES
               (COST $56,195,949)*                      104.2%  $58,935,960
              OTHER ASSETS AND LIABILITIES-NET           (4.2)   (2,350,320)
                                                        ------  -----------
              NET ASSETS                                100.0%  $56,585,640
                                                        ======  ===========

 @    Non-income producing security
 *    Cost for federal income tax purposes is the same as for
      financial statement purposes. Net unrealized appreciation
      consists of:

    Gross Unrealized Appreciation                                 $ 3,803,776
    Gross Unrealized Depreciation                                  (1,063,765)
                                                                  -----------
    Net Unrealized Appreciation                                   $ 2,740,011
                                                                  ===========

                 See Accompanying Notes to Financial Statements

ING
VP
GROWTH
OPPORTUNITIES
PORTFOLIO   PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

   Shares                                                          Value
---------------------------------------------------------------------------
COMMON STOCK: 92.3%
                      APPAREL: 0.9%
       3,900    @     Coach, Inc.                               $   193,986
                                                                -----------
                                                                    193,986
                                                                -----------
                      AUTO PARTS & EQUIPMENT: 0.9%
       2,100          Johnson Controls, Inc.                        179,760
                                                                -----------
                                                                    179,760
                                                                -----------
                      BANKS: 3.4%
       4,600          Bank of America Corp.                         363,538
       7,100          Wells Fargo & Co.                             357,840
                                                                -----------
                                                                    721,378
                                                                -----------
                      BIOTECHNOLOGY: 1.8%
       2,800    @     Amgen, Inc.                                   187,544
       7,300    @     Digene Corp.                                  198,779
                                                                -----------
                                                                    386,323
                                                                -----------
                      COMMERCIAL SERVICES: 3.2%
       7,600    @     FTI Consulting, Inc.                          189,772
       3,700    @     Kroll, Inc.                                   100,122
      13,000    @     Pharmaceutical Product Development, Inc.      373,490
                                                                -----------
                                                                    663,384
                                                                -----------
                      COMPUTERS: 8.2%
       6,500    @     CACI Intl., Inc.                              222,950
       5,700    @     Dell Computer Corp.                           182,172
      30,700    @     EMC Corp.                                     321,429
       9,700          Hewlett-Packard Co.                           206,610
       2,200          International Business Machines Corp.         181,500
       4,200    @     NetScreen Technologies, Inc.                   94,710
      19,500    @     Network Appliance, Inc.                       316,095
       6,800          Reynolds & Reynolds Co.                       194,208
                                                                -----------
                                                                  1,719,674
                                                                -----------
                      DIVERSIFIED FINANCIAL SERVICES: 4.0%
       8,700          Citigroup, Inc.                               372,360
       6,100          JP Morgan Chase & Co.                         208,498
       6,300          SLM Corp.                                     246,771
                                                                -----------
                                                                    827,629
                                                                -----------
                      ELECTRONICS: 2.8%
       3,300    @     Flir Systems, Inc.                             99,495
       9,300    @     Gentex Corp.                                  284,673
       9,300    @     Jabil Circuit, Inc.                           205,530
                                                                -----------
                                                                    589,698
                                                                -----------
                      ENERGY-ALTERNATE SOURCES: 0.4%
       5,200    @     Headwaters, Inc.                               76,388
                                                                -----------
                                                                     76,388
                                                                -----------
                      ENGINEERING & CONSTRUCTION: 2.6%
       6,200          Fluor Corp.                                   208,568
       7,900    @     Jacobs Engineering Group, Inc.                332,985
                                                                -----------
                                                                    541,553
                                                                -----------
                      FOOD: 2.8%
       6,500    @     Dean Foods Co.                                204,750
       5,400    @     Performance Food Group Co.                    199,800
       6,100          Sysco Corp.                                   183,244
                                                                -----------
                                                                    587,794
                                                                -----------
                      HEALTHCARE-PRODUCTS: 5.0%
       2,000    @     Boston Scientific Corp.                       122,200
       4,100          Medtronic, Inc.                               196,677
       5,500    @     St. Jude Medical, Inc.                        316,250
       3,600    @     Varian Medical Systems, Inc.                  207,252
       4,500    @     Zimmer Holdings, Inc.                         202,725
                                                                -----------
                                                                  1,045,104
                                                                -----------

   Shares                                                          Value
---------------------------------------------------------------------------
                      HEALTHCARE-SERVICES: 1.9%
       3,300    A     Aetna, Inc.                               $   198,660
       3,800          UnitedHealth Group, Inc.                      190,950
                                                                -----------
                                                                    389,610
                                                                -----------
                      INSURANCE: 2.3%
       6,300          Aflac, Inc.                                   193,725
       3,300          American Intl. Group                          182,094
       2,200          WR Berkley Corp.                              115,940
                                                                -----------
                                                                    491,759
                                                                -----------
                      INTERNET: 4.7%
       5,600    @     Amazon.Com, Inc.                              204,344
       8,700    @     InterActiveCorp.                              344,259
      20,000    @     WebMD Corp.                                   216,600
       6,700    @     Yahoo!, Inc.                                  219,492
                                                                -----------
                                                                    984,695
                                                                -----------
                      MACHINERY-DIVERSIFIED: 1.0%
       9,000    @     Cognex Corp.                                  201,150
                                                                -----------
                                                                    201,150
                                                                -----------
                      MEDIA: 2.3%
       5,700    @     Comcast Corp.                                 164,331
       3,000    @     EchoStar Communications Corp.                 103,860
       4,800    @     Viacom, Inc.                                  211,362
                                                                -----------
                                                                    479,553
                                                                -----------
                      MISCELLANEOUS MANUFACTURING: 1.0%
       3,000          Danaher Corp.                                 204,150
                                                                -----------
                                                                    204,150
                                                                -----------
                      OIL & GAS: 7.7%
       4,600          Apache Corp.                                  299,276
       9,700          Exxon Mobil Corp.                             348,327
      11,500   @,@@   Nabors Industries Ltd.                        454,825
       9,300    @     Patterson-UTI Energy, Inc.                    301,320
       9,800          XTO Energy, Inc.                              197,078
                                                                -----------
                                                                  1,600,826
                                                                -----------
                      PHARMACEUTICALS: 8.4%
       5,200    @     AdvancePCS                                    198,796
       6,600   @,@@   Biovail Corp.                                 310,596
       3,200    @     Celgene Corp.                                  97,280
       3,500    @     Express Scripts, Inc.                         238,735
       7,800    @     Medimmune, Inc.                               283,686
      13,600          Omnicare, Inc.                                459,544
       5,000          Pfizer, Inc.                                  170,750
                                                                -----------
                                                                  1,759,387
                                                                -----------
                      RETAIL: 11.4%
       3,100    @     99 Cents Only Stores                          106,392
      11,400    @     Abercrombie & Fitch Co.                       323,874
       3,300          Applebees Intl., Inc.                         103,719
       2,700    @     Autozone, Inc.                                205,119
       5,500          CBRL Group, Inc.                              213,730
      10,100    @     Chico's FAS, Inc.                             212,605
      10,800          Gap, Inc.                                     202,608
       7,200    @     HOT Topic, Inc.                               193,752
       3,800    @     Pacific Sunwear of California                  91,542
       4,200    @     Sonic Corp.                                   106,806
      13,400    @     Staples, Inc.                                 245,890
       5,900          Tiffany & Co.                                 192,812
       3,500          Wal-Mart Stores, Inc.                         187,845
                                                                -----------
                                                                  2,386,694
                                                                -----------
                      SEMICONDUCTORS: 4.6%
      20,900    @     Altera Corp.                                  342,760
       6,000          Linear Technology Corp.                       193,260
      16,500    @     Xilinx, Inc.                                  417,615
                                                                -----------
                                                                    953,635
                                                                -----------

                 See Accompanying Notes to Financial Statements

ING
VP
GROWTH
OPPORTUNITIES
PORTFOLIO   PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

   Shares                                                          Value
---------------------------------------------------------------------------
                      SOFTWARE: 3.9%
       4,500          First Data Corp.                          $   186,480
       4,200          Microsoft Corp.                               107,562
       7,100    @     Packeteer, Inc.                               110,547
      14,400    @     Veritas Software Corp.                        412,848
                                                                -----------
                                                                    817,437
                                                                -----------
                      TELECOMMUNICATIONS: 5.0%
      12,100    @     Cisco Systems, Inc.                           200,739
      29,900    @     Corning, Inc.                                 220,961
      14,100    @     Nextel Communications, Inc.                   254,928
      10,400    @     Utstarcom, Inc.                               369,928
                                                                -----------
                                                                  1,046,556
                                                                -----------
                      TRANSPORTATION: 2.1%
       6,200          CH Robinson Worldwide, Inc.                   220,472
       6,500          Expeditors Intl. Washington, Inc.             225,160
                                                                -----------
                                                                    445,632
                                                                -----------
                      Total Common Stock
                       (Cost $17,109,349)                        19,293,755
                                                                -----------
INVESTMENT COMPANIES: 5.3%
                      EQUITY FUND: 5.3%
         800          Biotech HOLDRs Trust                           98,600
       5,400          Internet HOLDRs Trust                         209,358
      12,140    @     Nasdaq-100 Index Tracking Stock               363,593
       3,400          Semiconductor HOLDRs Trust                     96,322
       3,565          SPDR Trust Series 1                           348,051
                                                                -----------
                                                                  1,115,924
                                                                -----------
                      Total Mutual Funds
                       (Cost $982,767)                            1,115,924
                                                                -----------
                      Total Long-Term Investments
                       (Cost $18,092,116)                        20,409,679
                                                                -----------
 Principal
   Amount                                                          Value
---------------------------------------------------------------------------
SHORT-TERM INVESTMENTS: 2.9%
                      REPURCHASE AGREEMENT: 2.9%
$    596,000          State Street Repurchase Agreement dated
                       06/30/03, 0.950%, due 07/01/03,
                       $596,016 to be received upon repurchase
                       (Collateralized by $400,000 U.S.
                       Treasury Bonds, 8.500%, Market Value
                       $609,304, due 02/15/20)                  $   596,000
                                                                -----------
                      Total Short-Term Investments
                       (Cost $596,000)                              596,000
                                                                -----------


          TOTAL INVESTMENTS IN SECURITIES
           (COST $18,688,116)*                          100.5%  $21,005,679
          OTHER ASSETS AND LIABILITIES-NET               (0.5)     (102,733)
                                                        ------  -----------
          NET ASSETS                                    100.0%  $20,902,946
                                                        ======  ===========

 @    Non-income producing security
 @@   Foreign Issuer
 A    Related Party
 *    Cost for federal income tax purposes is the same as for
      financial statement purposes. Net unrealized appreciation
      consists of:

     Gross Unrealized Appreciation                                $2,434,212
     Gross Unrealized Depreciation                                  (116,649)
                                                                  ----------
     Net Unrealized Appreciation                                  $2,317,563
                                                                  ==========

                 See Accompanying Notes to Financial Statements

ING
VP
MIDCAP
OPPORTUNITIES
PORTFOLIO   PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

 Shares                                                            Value
---------------------------------------------------------------------------
COMMON STOCK: 93.4%
                APPAREL: 0.8%
   2,300   @    Coach, Inc.                                     $   114,402
                                                                -----------
                                                                    114,402
                                                                -----------
                AUTO PARTS & EQUIPMENT: 0.8%
   1,200        Johnson Controls, Inc.                              102,720
                                                                -----------
                                                                    102,720
                                                                -----------
                BANKS: 0.7%
   3,000        Bank of Hawaii Corp.                                 99,450
                                                                -----------
                                                                     99,450
                                                                -----------
                BUILDING MATERIALS: 0.8%
   1,500   @    American Standard Cos., Inc.                        110,895
                                                                -----------
                                                                    110,895
                                                                -----------
                COMMERCIAL SERVICES: 9.2%
   6,000   @    Aramark Corp.                                       134,520
   1,600   @    Career Education Corp.                              109,472
   1,600   @    Corporate Executive Board Co.                        65,312
   1,900   @    Education Management Corp.                          101,042
   5,400   @    FTI Consulting, Inc.                                134,838
   5,300   @    Kroll, Inc.                                         143,418
   4,200        Paychex, Inc.                                       123,102
  10,000   @    Pharmaceutical Product Development, Inc.            287,300
   3,100   @    Weight Watchers Intl., Inc.                         141,019
                                                                -----------
                                                                  1,240,023
                                                                -----------
                COMPUTERS: 5.6%
   3,000   @    Affiliated Computer Services, Inc.                  137,190
   4,300   @    CACI Intl., Inc.                                    147,490
   2,000   @    Lexmark Intl., Inc.                                 141,540
  12,200   @    Network Appliance, Inc.                             197,762
   4,500        Reynolds & Reynolds Co.                             128,520
                                                                -----------
                                                                    752,502
                                                                -----------
                DIVERSIFIED FINANCIAL SERVICES: 0.9%
   1,600        Bear Stearns Cos., Inc.                             115,872
                                                                -----------
                                                                    115,872
                                                                -----------
                ELECTRICAL COMPONENTS & EQUIPMENT: 1.0%
   8,500        American Power Conversion                           132,515
                                                                -----------
                                                                    132,515
                                                                -----------
                ELECTRONICS: 3.1%
   8,800   @    Gentex Corp.                                        269,368
   6,500   @    Jabil Circuit, Inc.                                 143,650
                                                                -----------
                                                                    413,018
                                                                -----------
                ENGINEERING & CONSTRUCTION: 2.3%
   4,300        Fluor Corp.                                         144,652
   3,800   @    Jacobs Engineering Group, Inc.                      160,170
                                                                -----------
                                                                    304,822
                                                                -----------
                ENVIRONMENTAL CONTROL: 0.9%
   5,500   @    Republic Services, Inc.                             124,685
                                                                -----------
                                                                    124,685
                                                                -----------
                FOOD: 2.5%
   6,750   @    Dean Foods Co.                                      212,625
   3,500   @    Performance Food Group Co.                          129,500
                                                                -----------
                                                                    342,125
                                                                -----------
                HEALTHCARE -- PRODUCTS: 6.1%
   2,000        CR Bard, Inc.                                       142,620
   3,100   @    St. Jude Medical, Inc.                              178,250
   5,300   @    Steris Corp.                                        122,377
   4,200   @    Varian Medical Systems, Inc.                        241,794
   3,200   @    Zimmer Holdings, Inc.                               144,160
                                                                -----------
                                                                    829,201
                                                                -----------

 Shares                                                            Value
---------------------------------------------------------------------------
                HEALTHCARE -- SERVICES: 2.8%
   2,000   A    Aetna, Inc.                                     $   120,400
   6,400        Health Management Associates, Inc.                  118,080
   1,600   @    WellPoint Health Networks                           134,880
                                                                -----------
                                                                    373,360
                                                                -----------
                HOME FURNISHINGS: 0.5%
     800        Harman Intl. Industries, Inc.                        63,312
                                                                -----------
                                                                     63,312
                                                                -----------
                INSURANCE: 0.7%
   1,900        WR Berkley Corp.                                    100,130
                                                                -----------
                                                                    100,130
                                                                -----------
                INTERNET: 4.0%
   6,700   @    InterActiveCorp.                                    265,119
  12,000   @    WebMD Corp.                                         129,960
   4,500   @    Yahoo!, Inc.                                        147,420
                                                                -----------
                                                                    542,499
                                                                -----------
                MACHINERY -- DIVERSIFIED: 2.0%
   3,600   @    Cognex Corp.                                         80,460
   5,500        Rockwell Automation, Inc.                           131,120
     700   @    Zebra Technologies Corp.                             52,633
                                                                -----------
                                                                    264,213
                                                                -----------
                MEDIA: 2.5%
   4,300   @    Cablevision Systems Corp.                            89,268
   4,500   @    EchoStar Communications Corp.                       155,790
   3,200   @    Univision Communications, Inc.                       97,280
                                                                -----------
                                                                    342,338
                                                                -----------
                MISCELLANEOUS MANUFACTURING: 1.1%
   2,100        Danaher Corp.                                       142,905
                                                                -----------
                                                                    142,905
                                                                -----------
                OFFICE/BUSINESS EQUIPMENT: 1.0%
  12,400   @    Xerox Corp.                                         131,316
                                                                -----------
                                                                    131,316
                                                                -----------
                OIL & GAS: 6.3%
   2,000        Apache Corp.                                        130,120
   2,700        Devon Energy Corp.                                  144,180
   5,700  @,@@  Nabors Industries Ltd.                              225,435
   7,000   @    Patterson-UTI Energy, Inc.                          226,800
   6,400        XTO Energy, Inc.                                    128,704
                                                                -----------
                                                                    855,239
                                                                -----------
                OIL & GAS SERVICES: 0.9%
   3,300   @    BJ Services Co.                                     123,288
                                                                -----------
                                                                    123,288
                                                                -----------
                PACKAGING & CONTAINERS: 1.0%
   6,700   @    Pactiv Corp.                                        132,057
                                                                -----------
                                                                    132,057
                                                                -----------
                PHARMACEUTICALS: 10.2%
   3,600   @    AdvancePCS                                          137,628
   1,700        Allergan, Inc.                                      131,070
   4,000  @,@@  Biovail Corp.                                       188,240
   4,500   @    Celgene Corp.                                       136,800
   2,400   @    Express Scripts, Inc.                               163,704
   6,000   @    Medimmune, Inc.                                     218,220
   4,500        Mylan Laboratories                                  156,465
   7,100        Omnicare, Inc.                                      239,909
                                                                -----------
                                                                  1,372,036
                                                                -----------
                RETAIL: 11.2%
   4,200   @    99 Cents Only Stores                                144,144
   8,500   @    Abercrombie & Fitch Co.                             241,485
   1,700   @    Autozone, Inc.                                      129,149
   2,700   @    Bed Bath & Beyond, Inc.                             104,787

                 See Accompanying Notes to Financial Statements

ING
VP
MIDCAP
OPPORTUNITIES
PORTFOLIO   PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

 Shares                                                            Value
---------------------------------------------------------------------------
                RETAIL (CONTINUED)
   4,500        CBRL Group, Inc.                                $   174,870
   6,100   @    Chico's FAS, Inc.                                   128,405
   4,800   @    HOT Topic, Inc.                                     129,168
   5,000   @    Sonic Corp.                                         127,150
  10,400   @    Staples, Inc.                                       190,840
   4,500        Tiffany & Co.                                       147,060
                                                                -----------
                                                                  1,517,058
                                                                -----------
                SAVINGS & LOANS: 0.9%
   4,133        New York Community Bancorp, Inc.                    120,229
                                                                -----------
                                                                    120,229
                                                                -----------
                SEMICONDUCTORS: 3.0%
  13,100   @    Altera Corp.                                        214,840
   3,900        Linear Technology Corp.                             125,619
   2,500   @    Xilinx, Inc.                                         63,850
                                                                -----------
                                                                    404,309
                                                                -----------
                SOFTWARE: 3.7%
   2,900   @    D&B Corp.                                           119,190
   3,800        Fair Isaac Corp.                                    195,510
   6,600   @    Veritas Software Corp.                              189,222
                                                                -----------
                                                                    503,922
                                                                -----------
                TELECOMMUNICATIONS: 3.2%
  14,400   @    Corning, Inc.                                       106,416
   5,000   @    Juniper Networks, Inc.                               61,850
   3,200   @    Nextel Communications, Inc.                          57,856
   5,880   @    Utstarcom, Inc.                                     209,152
                                                                -----------
                                                                    435,274
                                                                -----------
                TOYS/GAMES/HOBBIES: 0.8%
   6,000        Mattel, Inc.                                        113,520
                                                                -----------
                                                                    113,520
                                                                -----------
                TRANSPORTATION: 2.9%
   5,500        CH Robinson Worldwide, Inc.                         195,580
   5,600        Expeditors Intl. Washington, Inc.                   193,984
                                                                -----------
                                                                    389,564
                                                                -----------
                Total Common Stock
                 (Cost $11,474,411)                              12,608,799
                                                                -----------
MUTUAL FUNDS: 4.0%
                EQUITY FUND: 4.0%
   4,100        Internet HOLDRs Trust                               158,957
   1,500        Midcap SPDR Trust Series 1                          131,580
   4,300   @    Nasdaq-100 Index Tracking Stock                     128,785
   1,300        SPDR Trust Series 1                                 126,919
                                                                -----------
                                                                    546,241
                                                                -----------
                Total Mutual Funds
                 (Cost $523,146)                                    546,241
                                                                -----------
                Total Long-Term Investments
                 (Cost $11,997,557)                              13,155,040
                                                                -----------

Principal
 Amount                                                             Value
----------------------------------------------------------------------------
SHORT-TERM INVESTMENTS: 3.2%
                 REPURCHASE AGREEMENT: 3.2%
$426,000         State Street Repurchase Agreement dated
                  06/30/03, 0.950%, due 07/01/03, $426,011 to
                  be received upon repurchase (Collateralized
                  by $290,000 U.S. Treasury Bonds, 8.500%,
                  Market Value $441,746,
                  due 02/15/20)                                  $   426,000
                                                                 -----------
                 Total Short-Term Investments
                  (Cost $426,000)                                    426,000
                                                                 -----------


          TOTAL INVESTMENTS IN SECURITIES
           (COST $12,423,557)*                          100.6%  $13,581,040
          OTHER ASSETS AND LIABILITIES-NET               (0.6)      (80,671)
                                                        ------  -----------
          NET ASSETS                                    100.0%  $13,500,369
                                                        ======  ===========

 @    Non-income producing security
 @@   Foreign Issuer
 ADR  American Depositary Receipt
 A    Related Party
 *    Cost for federal income tax purposes is the same as for
      financial statement purposes. Net unrealized appreciation
      consists of:

      Gross Unrealized Appreciation                               $1,276,905
      Gross Unrealized Depreciation                                 (119,422)
                                                                  ----------
      Net Unrealized Appreciation                                 $1,157,483
                                                                  ==========

                 See Accompanying Notes to Financial Statements

ING
VP
SMALLCAP
OPPORTUNITIES
PORTFOLIO   PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

   Shares                                                         Value
---------------------------------------------------------------------------
COMMON STOCK: 91.0%
                      ADVERTISING: 0.6%
      16,480    @     Getty Images, Inc.                       $    680,624
                                                               ------------
                                                                    680,624
                                                               ------------
                      AEROSPACE/DEFENSE: 0.5%
      13,100          Engineered Support Systems, Inc.              548,235
                                                               ------------
                                                                    548,235
                                                               ------------
                      AIRLINES: 0.6%
      69,200    @     Airtran Holdings, Inc.                        724,524
                                                               ------------
                                                                    724,524
                                                               ------------
                      BANKS: 4.2%
      68,635    @     Southwest Bancorp of Texas, Inc.            2,231,324
      27,700          UCBH Holdings, Inc.                           794,436
      47,500          Westamerica Bancorporation                  2,046,300
                                                               ------------
                                                                  5,072,060
                                                               ------------
                      BIOTECHNOLOGY: 2.7%
      51,800    @     Digene Corp.                                1,410,514
      20,900    @     Integra LifeSciences Holdings Corp.           551,342
      30,200    @     Martek Biosciences Corp.                    1,296,788
                                                               ------------
                                                                  3,258,644
                                                               ------------
                      COMMERCIAL SERVICES: 7.3%
      11,000    @     Corinthian Colleges, Inc.                     534,270
      28,000    @     Corporate Executive Board Co.               1,142,960
      17,100    @     Education Management Corp.                    909,378
      35,250    @     FTI Consulting, Inc.                          880,193
      57,700    @     Kroll, Inc.                                 1,561,362
      82,200    @     Pharmaceutical Product Development,
                       Inc.                                       2,361,606
      16,100          Strayer Education, Inc.                     1,279,145
                                                               ------------
                                                                  8,668,914
                                                               ------------
                      COMPUTERS: 7.6%
      37,900    @     CACI Intl., Inc.                            1,299,970
      95,800    @     Cognizant Technology Solutions Corp.        2,333,688
      45,900    @     Hutchinson Technology, Inc.                 1,509,651
      35,000    @     Micros Systems, Inc.                        1,154,300
      21,700    @     NetScreen Technologies, Inc.                  489,335
      20,680          Reynolds & Reynolds Co.                       590,621
      28,300    @     Sandisk Corp.                               1,141,905
      52,200    @     Western Digital Corp.                         537,660
                                                               ------------
                                                                  9,057,130
                                                               ------------
                      DISTRIBUTION/WHOLESALE: 1.0%
      35,455    @     SCP Pool Corp.                              1,219,652
                                                               ------------
                                                                  1,219,652
                                                               ------------
                      DIVERSIFIED FINANCIAL SERVICES: 0.5%
      12,500    @@    Doral Financial Corp.                         558,125
                                                               ------------
                                                                    558,125
                                                               ------------
                      ELECTRICAL COMPONENTS & EQUIPMENT: 1.0%
      34,000    @     Wilson Greatbatch Technologies, Inc.        1,227,400
                                                               ------------
                                                                  1,227,400
                                                               ------------
                      ELECTRONICS: 2.2%
      39,400    @     Benchmark Electronics, Inc.                 1,211,944
      45,520    @     Flir Systems, Inc.                          1,372,428
                                                               ------------
                                                                  2,584,372
                                                               ------------
                      ENERGY -- ALTERNATE SOURCES: 1.0%
      78,300    @     Headwaters, Inc.                            1,150,227
                                                               ------------
                                                                  1,150,227
                                                               ------------
                      ENTERTAINMENT: 1.8%
      41,000          GTECH Holdings Corp.                        1,543,650

   Shares                                                         Value
---------------------------------------------------------------------------
      28,600    @     Penn National Gaming, Inc.               $    587,730
                                                               ------------
                                                                  2,131,380
                                                               ------------
                      ENVIRONMENTAL CONTROL: 1.2%
      23,600    @     Stericycle, Inc.                              908,128
      32,200    @     Tetra Tech, Inc.                              551,586
                                                               ------------
                                                                  1,459,714
                                                               ------------
                      FOOD: 4.1%
      30,300    @     American Italian Pasta Co.                  1,261,995
      22,800          Flowers Foods, Inc.                           450,528
      62,100    @     Performance Food Group Co.                  2,297,700
      30,400    @     United Natural Foods, Inc.                    855,456
                                                               ------------
                                                                  4,865,679
                                                               ------------
                      HEALTHCARE -- PRODUCTS: 6.1%
      23,500    @     Advanced Neuromodulation Systems, Inc.      1,216,595
      22,400    @     Inamed Corp.                                1,202,656
       2,400    @     Kensey Nash Corp.                              62,784
      66,404    @     Kyphon, Inc.                                1,004,028
      59,300    @     Steris Corp.                                1,369,237
      78,600    @     Thoratec Corp.                              1,171,140
      38,800    @     Zoll Medical Corp.                          1,302,128
                                                               ------------
                                                                  7,328,568
                                                               ------------
                      HEALTHCARE -- SERVICES: 4.7%
      68,775    @     Amsurg Corp.                                2,097,637
      37,400    @     Coventry Health Care, Inc.                  1,726,384
      32,800    @     Curative Health Services, Inc.                557,600
      24,700    @     Mid Atlantic Medical Services               1,291,810
                                                               ------------
                                                                  5,673,431
                                                               ------------
                      HOUSEHOLD PRODUCTS/WARES: 0.5%
      24,900    @     Yankee Candle Co., Inc.                       578,178
                                                               ------------
                                                                    578,178
                                                               ------------
                      INSURANCE: 2.7%
      44,200          HCC Insurance Holdings, Inc.                1,306,994
      28,200    @     Philadelphia Consolidated Holding Co.       1,139,280
      30,300    @     ProAssurance Corp.                            817,797
                                                               ------------
                                                                  3,264,071
                                                               ------------
                      INTERNET: 2.8%
      37,700    @     Avocent Corp.                               1,128,361
      51,700    @     Digital Insight Corp.                         984,885
      65,300    @     Digital River, Inc.                         1,260,290
                                                               ------------
                                                                  3,373,536
                                                               ------------
                      LODGING: 0.9%
      44,700    @     Station Casinos, Inc.                       1,128,675
                                                               ------------
                                                                  1,128,675
                                                               ------------
                      MACHINERY -- DIVERSIFIED: 1.8%
      49,300    @     Cognex Corp.                                1,101,855
      13,600    @     Zebra Technologies Corp.                    1,022,584
                                                               ------------
                                                                  2,124,439
                                                               ------------
                      MEDIA: 0.5%
      32,900    @     Radio One, Inc.                               584,633
                                                               ------------
                                                                    584,633
                                                               ------------
                      MISCELLANEOUS MANUFACTURING: 1.6%
      12,400          Donaldson Co., Inc.                           551,180
      30,260    @     ESCO Technologies, Inc.                     1,331,440
                                                               ------------
                                                                  1,882,620
                                                               ------------
                      OIL & GAS: 3.2%
      17,400    @     Evergreen Resources, Inc.                     944,994
      17,250          Patina Oil & Gas Corp.                        554,587

                 See Accompanying Notes to Financial Statements

ING
VP
SMALLCAP
OPPORTUNITIES
PORTFOLIO   PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

   Shares                                                         Value
---------------------------------------------------------------------------
                      OIL & GAS (CONTINUED)
      78,700    @     Southwestern Energy Co.                  $  1,181,287
      52,000    @     Unit Corp.                                  1,087,320
                                                               ------------
                                                                  3,768,188
                                                               ------------
                      OIL & GAS SERVICES: 1.0%
     109,900    @     Key Energy Services, Inc.                   1,178,128
                                                               ------------
                                                                  1,178,128
                                                               ------------
                      PHARMACEUTICALS: 2.4%
      38,500          Alpharma, Inc.                                831,600
      18,500    @     Celgene Corp.                                 562,400
      39,700    @     Endo Pharmaceuticals Holdings, Inc.           671,724
      15,500    @     Pharmaceutical Resources, Inc.                754,230
                                                               ------------
                                                                  2,819,954
                                                               ------------
                      RETAIL: 9.4%
      26,745          Applebees Intl., Inc.                         840,595
      63,000          CBRL Group, Inc.                            2,448,180
      19,400    @     Cheesecake Factory                            696,266
      69,300    @     Chico's FAS, Inc.                           1,458,765
      22,200    @     Dick's Sporting Goods, Inc.                   814,296
      33,700    @     HOT Topic, Inc.                               906,867
      43,400    @     MSC Industrial Direct Co.                     776,860
      54,800    @     Pacific Sunwear of California               1,320,132
      13,800    @     PF Chang's China Bistro, Inc.                 679,098
      48,390    @     Sonic Corp.                                 1,230,558
                                                               ------------
                                                                 11,171,617
                                                               ------------
                      SAVINGS & LOANS: 0.4%
      20,900          Dime Community Bancshares                     531,905
                                                               ------------
                                                                    531,905
                                                               ------------
                      SEMICONDUCTORS: 4.4%
      60,200    @     Artisan Components, Inc.                    1,361,122
      53,600    @     Integrated Circuit Systems, Inc.            1,684,648
      39,300    @     Omnivision Technologies, Inc.               1,226,160
      40,800    @     Power Integrations, Inc.                      992,256
                                                               ------------
                                                                  5,264,186
                                                               ------------
                      SOFTWARE: 6.0%
      56,100    @     Avid Technology, Inc.                       1,967,427
      60,500    @     EPIQ Systems, Inc.                          1,038,785
      29,400          Global Payments, Inc.                       1,043,700
      12,800    @     IMPAC Medical Systems, Inc.                   267,264
      18,210    @     National Instruments Corp.                    687,974
     138,800    @     Packeteer, Inc.                             2,161,116
                                                               ------------
                                                                  7,166,266
                                                               ------------
                      TELECOMMUNICATIONS: 3.8%
      27,400    @     Adtran, Inc.                                1,397,948
      51,800    @     Boston Communications Group                   887,334
     155,900    @     Foundry Networks, Inc.                      2,244,960
                                                               ------------
                                                                  4,530,242
                                                               ------------
                      TOYS/GAMES/HOBBIES: 1.0%
      37,200    @     Leapfrog Enterprises, Inc.                  1,183,332
                                                               ------------
                                                                  1,183,332
                                                               ------------
                      TRANSPORTATION: 1.5%
      48,490    @     Knight Transportation, Inc.                 1,207,401
      27,500    @     Yellow Corp.                                  636,625
                                                               ------------
                                                                  1,844,026
                                                               ------------
                      Total Common Stock
                       (Cost $90,995,643)                       108,602,675
                                                               ------------
MUTUAL FUNDS: 3.3%
                      EQUITY FUND: 3.3%
      42,730          iShares Russell 2000 Growth Index Fund      2,018,993
      22,400          iShares Russell 2000 Index Fund             1,991,360
                                                               ------------
                                                                  4,010,353
                                                               ------------
                      Total Mutual Funds
                       (Cost $3,704,170)                          4,010,353
                                                               ------------
                      Total Long-Term Investments
                       (Cost $94,699,813)                       112,613,028
                                                               ------------
 Principal
   Amount                                                         Value
---------------------------------------------------------------------------
SHORT-TERM INVESTMENTS: 7.7%
                      REPURCHASE AGREEMENT: 7.7%
$  9,195,000          State Street Repurchase Agreement dated
                       06/30/03, 0.950%, due 07/01/03,
                       $9,195,243 to be received upon
                       repurchase (Collateralized by
                       $9,305,000 U.S. Treasury Notes,
                       1.750%, Market Value $9,379,142,
                       due 12/31/04)                              9,195,000
                                                               ------------
                      Total Short-Term Investments
                       (Cost $9,195,000)                          9,195,000
                                                               ------------


              TOTAL INVESTMENTS IN SECURITIES
               (COST $103,894,813)*                    102.0%  $121,808,028
              OTHER ASSETS AND LIABILITIES-NET          (2.0)    (2,412,019)
                                                       ------  ------------
              NET ASSETS                               100.0%  $119,396,009
                                                       ======  ============

 @    Non-income producing security
 @@   Foreign Issuer
 *    Cost for federal income tax purposes is the same as for
      financial statement purposes. Net unrealized appreciation
      consists of:

     Gross Unrealized Appreciation                               $18,380,366
     Gross Unrealized Depreciation                                  (467,151)
                                                                 -----------
     Net Unrealized Appreciation                                 $17,913,215
                                                                 ===========

                 See Accompanying Notes to Financial Statements

ING
VP
DISCIPLINED
LARGECAP
PORTFOLIO   PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

 Shares                                                             Value
----------------------------------------------------------------------------
 COMMON STOCK: 95.9%
                    AEROSPACE/DEFENSE: 1.6%
     610            Boeing Co.                                    $  420,935
   1,110            Lockheed Martin Corp.                             52,803
   1,070            Rockwell Collins, Inc.                            26,354
     350            United Technologies Corp.                         24,791
                                                                  ----------
                                                                     124,883
                                                                  ----------
                    AGRICULTURE: 1.3%
   1,520            Altria Group, Inc.                                69,069
   1,380            Monsanto Co.                                      29,965
                                                                  ----------
                                                                      99,034
                                                                  ----------
                    APPAREL: 1.0%
     660            Liz Claiborne, Inc.                               23,265
     750            Nike, Inc.                                        40,118
     410      @     Reebok Intl. Ltd.                                 13,788
                                                                  ----------
                                                                      77,171
                                                                  ----------
                    AUTO MANUFACTURERS: 1.1%
   4,560            Ford Motor Co.                                    50,114
     460            Paccar, Inc.                                      31,013
                                                                  ----------
                                                                      81,127
                                                                  ----------
                    BANKS: 5.4%
   1,850            Bank of America Corp.                            146,206
     850            Bank One Corp.                                    31,603
   1,490            National City Corp.                               48,738
   1,390            US Bancorp                                        34,055
   2,200            Wachovia Corp.                                    87,912
   1,230            Wells Fargo & Co.                                 61,992
                                                                  ----------
                                                                     410,506
                                                                  ----------
                    BEVERAGES: 1.8%
   1,790            Coca-Cola Co.                                     83,074
   1,280            PepsiCo, Inc.                                     56,960
                                                                  ----------
                                                                     140,034
                                                                  ----------
                    BIOTECHNOLOGY: 0.8%
     941      @     Amgen, Inc.                                       63,028
                                                                  ----------
                                                                      63,028
                                                                  ----------
                    CHEMICALS: 0.8%
     690            Dow Chemical Co.                                  21,362
     860            Du Pont EI de Nemours & Co.                       35,810
                                                                  ----------
                                                                      57,172
                                                                  ----------
                    COMMERCIAL SERVICES: 0.7%
     500            Equifax, Inc.                                     13,000
     710            H&R Block, Inc.                                   30,708
     930      @     Quintiles Transnational Corp.                     13,197
                                                                  ----------
                                                                      56,905
                                                                  ----------
                    COMPUTERS: 5.0%
   1,580      @     Apple Computer, Inc.                              30,193
   3,660      @     Dell Computer Corp.                              116,974
   5,010      @     EMC Corp.                                         52,455
   2,213            Hewlett-Packard Co.                               47,137
   1,230            International Business Machines Corp.            101,475
     470      @     Lexmark Intl., Inc.                               33,262
   2,600    @,@@,X  Seagate Technology, Inc.                              26
                                                                  ----------
                                                                     381,522
                                                                  ----------
                    COSMETICS/PERSONAL CARE: 3.6%
   1,100            Colgate-Palmolive Co.                             63,745
   2,050            Gillette Co.                                      65,313
   1,660            Procter & Gamble Co.                             148,039
                                                                  ----------
                                                                     277,097
                                                                  ----------
                    DIVERSIFIED FINANCIAL SERVICES: 10.3%
     960            American Express Co.                              40,138
     410            Bear Stearns Cos., Inc.                           29,692
     730            Capital One Financial Corp.                       35,901
   3,720            Citigroup, Inc.                                  159,216
     450            Countrywide Financial Corp.                       31,306
   1,460            Fannie Mae                                        98,462
   1,410            Freddie Mac                                       71,586
   2,990            JP Morgan Chase & Co.                            102,198
     650            Lehman Brothers Holdings, Inc.                    43,212
   2,725            MBNA Corp.                                        56,789
   1,660            Merrill Lynch & Co., Inc.                         77,489
     790            Morgan Stanley                                    33,773
                                                                  ----------
                                                                     779,762
                                                                  ----------

 Shares                                                             Value
----------------------------------------------------------------------------
                    ELECTRIC: 2.5%
   3,380      @     AES Corp.                                     $   21,463
     750            Cinergy Corp.                                     27,592
     810            CMS Energy Corp.                                   6,561
     240            Dominion Resources, Inc.                          15,425
     670            Duke Energy Corp.                                 13,366
     840            Exelon Corp.                                      50,240
     130            FPL Group, Inc.                                    8,690
     700            PPL Corp.                                         30,100
     510            Southern Co.                                      15,892
                                                                  ----------
                                                                     189,329
                                                                  ----------
                    ELECTRICAL COMPONENTS & EQUIPMENT: 0.5%
   1,240            American Power Conversion                         19,332
     320            Emerson Electric Co.                              16,352
                                                                  ----------
                                                                      35,684
                                                                  ----------
                    ELECTRONICS: 0.3%
     790      @     Waters Corp.                                      23,013
                                                                  ----------
                                                                      23,013
                                                                  ----------
                    ENVIRONMENTAL CONTROL: 0.2%
   1,300      @     Allied Waste Industries, Inc.                     13,065
                                                                  ----------
                                                                      13,065
                                                                  ----------
                    FOOD: 1.0%
   1,160            HJ Heinz Co.                                      38,257
   1,210            Kellogg Co.                                       41,588
                                                                  ----------
                                                                      79,845
                                                                  ----------
                    FOREST PRODUCTS & PAPER: 0.2%
     360            International Paper Co.                           12,863
                                                                  ----------
                                                                      12,863
                                                                  ----------
                    GAS: 0.2%
     300            Peoples Energy Corp.                              12,867
                                                                  ----------
                                                                      12,867
                                                                  ----------
                    HAND/MACHINE TOOLS: 0.2%
     440            Snap-On, Inc.                                     12,773
                                                                  ----------
                                                                      12,773
                                                                  ----------
                    HEALTHCARE-PRODUCTS: 2.3%
     320            CR Bard, Inc.                                     22,819
     960            Guidant Corp.                                     42,614
   2,150            Johnson & Johnson                                111,155
                                                                  ----------
                                                                     176,588
                                                                  ----------
                    HEALTHCARE-SERVICES: 2.5%
     550      A     Aetna, Inc.                                       33,110
     490      @     Anthem, Inc.                                      37,804
     990      @     Humana, Inc.                                      14,949
   1,260            UnitedHealth Group, Inc.                          63,315
     460      @     WellPoint Health Networks                         38,778
                                                                  ----------
                                                                     187,956
                                                                  ----------
                    HOUSEHOLD PRODUCTS/WARES: 0.1%
     430            Tupperware Corp.                                   6,175
                                                                  ----------
                                                                       6,175
                                                                  ----------

                 See Accompanying Notes to Financial Statements

ING
VP
DISCIPLINED
LARGECAP
PORTFOLIO   PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

 Shares                                                             Value
----------------------------------------------------------------------------
                    INSURANCE: 4.0%
   1,380            Aflac, Inc.                                   $   42,435
   1,550            Allstate Corp.                                    55,257
   1,890            American Intl. Group                             104,290
   1,100            Principal Financial Group                         35,475
     610            Progressive Corp.                                 44,591
     730            Safeco Corp.                                      25,754
                                                                  ----------
                                                                     307,802
                                                                  ----------
                    INTERNET: 1.3%
     640      @     eBay, Inc.                                        66,675
     660      @     Symantec Corp.                                    28,948
                                                                  ----------
                                                                      95,623
                                                                  ----------
                    MACHINERY-DIVERSIFIED: 0.8%
     790            Deere & Co.                                       36,103
   1,040            Rockwell Automation, Inc.                         24,794
                                                                  ----------
                                                                      60,897
                                                                  ----------
                    MEDIA: 3.6%
   3,220      @     AOL Time Warner, Inc.                             51,810
     460      @     Clear Channel Communications, Inc.                19,499
   1,670      @     Comcast Corp.                                     50,401
     200            Gannett Co., Inc.                                 15,362
     290            Meredith Corp.                                    12,760
     890            Tribune Co.                                       42,987
   1,270      @     Viacom, Inc.                                      55,448
   1,480            Walt Disney Co.                                   29,230
                                                                  ----------
                                                                     277,497
                                                                  ----------
                    MINING: 0.1%
     350            Newmont Mining Corp.                              11,361
                                                                  ----------
                                                                      11,361
                                                                  ----------
                    MISCELLANEOUS MANUFACTURING: 5.3%
     280            3M Co.                                            36,114
   1,090            Eastman Kodak Co.                                 29,812
  10,080            General Electric Co.                             289,094
     610            Honeywell Intl., Inc.                             16,378
   1,490      @@    Tyco Intl. Ltd.                                   28,280
                                                                  ----------
                                                                     399,678
                                                                  ----------
                    OIL & GAS: 5.4%
     790            Anadarko Petroleum Corp.                          35,131
     770            ChevronTexaco Corp.                               55,594
     493            ConocoPhillips                                    27,016
   4,870            Exxon Mobil Corp.                                174,882
   1,230            Marathon Oil Corp.                                32,410
   1,160            Occidental Petroleum Corp.                        38,918
     520            Sunoco, Inc.                                      19,625
   1,050            Unocal Corp.                                      30,124
                                                                  ----------
                                                                     413,700
                                                                  ----------
                    PACKAGING & CONTAINERS: 0.2%
     390            Ball Corp.                                        17,749
                                                                  ----------
                                                                      17,749
                                                                  ----------
                    PHARMACEUTICALS: 6.3%
   1,130            Abbott Laboratories                               49,449
     810            Eli Lilly & Co.                                   55,866
   1,430      @     King Pharmaceuticals, Inc.                        21,107
   2,660            Merck & Co., Inc.                                161,063
   5,588            Pfizer, Inc.                                     190,830
                                                                  ----------
                                                                     478,315
                                                                  ----------

 Shares                                                             Value
----------------------------------------------------------------------------
                    RETAIL: 4.4%
     810            Federated Department Stores                   $   29,848
   1,690            Home Depot, Inc.                                  55,973
     560            Lowe's Cos., Inc.                                 24,052
     930            McDonald's Corp.                                  20,516
   1,750      @     Staples, Inc.                                     32,113
   3,190            Wal-Mart Stores, Inc.                            171,207
                                                                  ----------
                                                                     333,709
                                                                  ----------
                    SAVINGS & LOANS: 1.0%
   1,750            Washington Mutual, Inc.                           72,275
                                                                  ----------
                                                                      72,275
                                                                  ----------
                    SEMICONDUCTORS: 1.9%
   1,710      @     Altera Corp.                                      28,044
   2,250      @     Applied Micro Circuits Corp.                      13,613
   4,790            Intel Corp.                                       99,555
                                                                  ----------
                                                                     141,212
                                                                  ----------
                    SOFTWARE: 8.4%
     900            Adobe Systems, Inc.                               28,863
   1,320      @     BMC Software, Inc.                                21,556
   1,030      @     Citrix Systems, Inc.                              20,971
   1,800            Computer Associates Intl., Inc.                   40,104
   2,180      @     Compuware Corp.                                   12,579
     560            First Data Corp.                                  23,206
     760      @     Intuit, Inc.                                      33,843
     540      @     Mercury Interactive Corp.                         20,849
  11,120            Microsoft Corp.                                  284,783
   7,890      @     Oracle Corp.                                      94,838
   2,310      @     Siebel Systems, Inc.                              22,037
   1,360      @     Veritas Software Corp.                            38,991
                                                                  ----------
                                                                     642,620
                                                                  ----------
                    TELECOMMUNICATIONS: 7.7%
   2,930      @     Avaya, Inc.                                       18,928
   8,650      @     Cisco Systems, Inc.                              143,503
   1,260      @     Comverse Technology, Inc.                         18,938
   6,900      @     JDS Uniphase Corp.                                24,219
   2,720      @     Nextel Communications, Inc.                       49,178
     580            Qualcomm, Inc.                                    20,735
   4,470            SBC Communications, Inc.                         114,209
     980            Scientific-Atlanta, Inc.                          23,363
   2,720            Sprint Corp.-FON Group                            39,168
   3,390            Verizon Communications, Inc.                     133,736
                                                                  ----------
                                                                     585,977
                                                                  ----------
                    TOYS/GAMES/HOBBIES: 0.7%
   1,120            Hasbro, Inc.                                      19,589
   1,620            Mattel, Inc.                                      30,650
                                                                  ----------
                                                                      50,239
                                                                  ----------
                    TRANSPORTATION: 1.4%
   1,670            United Parcel Service, Inc.                      106,379
                                                                  ----------
                                                                     106,379
                                                                  ----------
                    Total Common Stock
                     (Cost $6,996,532)                             7,293,432
                                                                  ----------

                 See Accompanying Notes to Financial Statements

ING
VP
DISCIPLINED
LARGECAP
PORTFOLIO   PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

Principal
 Amount                                                             Value
----------------------------------------------------------------------------
 SHORT-TERM INVESTMENTS: 4.6%
                    REPURCHASE AGREEMENT: 4.6%
$354,000            State Street Repurchase Agreement dated
                     06/30/03, 1.100%, due 07/01/03, $354,011 to
                     be received upon repurchase (Collateralized
                     by $355,000 FNMA, 4.250%, Market Value
                     $362,544, due 07/01/03)                      $  354,000
                                                                  ----------
                    Total Short-Term Investments
                     (Cost $354,000)                                 354,000
                                                                  ----------


          TOTAL INVESTMENTS IN SECURITIES
           (COST $7,350,532)*                            100.5%  $7,647,432
          OTHER ASSETS AND LIABILITIES-NET                (0.5)     (40,824)
                                                         ------  ----------
          NET ASSETS                                     100.0%  $7,606,608
                                                         ======  ==========

 @    Non-income producing security
 @@   Foreign Issuer
 A    Related Party
 X    Market Value determined by ING Valuation Committee appointed by the Fund's Board of Trustees
 *    Cost for federal income tax purposes is the same as for
      financial statement purposes. Net unrealized appreciation
      consists of:

     Gross Unrealized Appreciation                                 $ 403,976
     Gross Unrealized Depreciation                                  (107,076)
                                                                   ---------
     Net Unrealized Appreciation                                   $ 296,900
                                                                   =========

                 See Accompanying Notes to Financial Statements

ING
VP
MAGNACAP
PORTFOLIO   PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

   Shares                                                          Value
---------------------------------------------------------------------------
COMMON STOCK: 96.0%
                   AEROSPACE/DEFENSE: 2.8%
       9,000       General Dynamics Corp.                       $   652,500
                                                                -----------
                                                                    652,500
                                                                -----------
                   AGRICULTURE: 4.0%
      21,000       Altria Group, Inc.                               954,240
                                                                -----------
                                                                    954,240
                                                                -----------
                   APPAREL: 1.3%
       5,900       Nike, Inc.                                       315,591
                                                                -----------
                                                                    315,591
                                                                -----------
                   AUTO MANUFACTURERS: 1.0%
      22,300       Ford Motor Co.                                   245,077
                                                                -----------
                                                                    245,077
                                                                -----------
                   BANKS: 5.8%
       8,400       Bank of America Corp.                            663,852
      13,800       Wells Fargo & Co.                                695,520
                                                                -----------
                                                                  1,359,372
                                                                -----------
                   BUILDING MATERIALS: 1.5%
      15,100       Masco Corp.                                      360,135
                                                                -----------
                                                                    360,135
                                                                -----------
                   CHEMICALS: 3.8%
      16,800       Dow Chemical Co.                                 520,128
       6,100       Praxair, Inc.                                    366,610
                                                                -----------
                                                                    886,738
                                                                -----------
                   COMPUTERS: 3.3%
      36,806       Hewlett-Packard Co.                              783,968
                                                                -----------
                                                                    783,968
                                                                -----------
                   COSMETICS/PERSONAL CARE: 1.6%
       7,000       Kimberly-Clark Corp.                             364,980
                                                                -----------
                                                                    364,980
                                                                -----------
                   DIVERSIFIED FINANCIAL SERVICES: 13.6%
      13,500       Citigroup, Inc.                                  577,800
      11,200       Fannie Mae                                       755,328
      14,200       Freddie Mac                                      720,934
      12,700       Merrill Lynch & Co., Inc.                        592,836
      13,200       Morgan Stanley                                   564,300
                                                                -----------
                                                                  3,211,198
                                                                -----------
                   ELECTRICAL COMPONENTS & EQUIPMENT: 3.0%
      13,700       Emerson Electric Co.                             700,070
                                                                -----------
                                                                    700,070
                                                                -----------
                   FOOD: 3.6%
      10,500  @@   Nestle SA ADR                                    544,425
       5,700  @@   Unilever NV ADR                                  307,800
                                                                -----------
                                                                    852,225
                                                                -----------
                   FOREST PRODUCTS & PAPER: 1.8%
      12,100       International Paper Co.                          432,333
                                                                -----------
                                                                    432,333
                                                                -----------
                   HEALTHCARE -- PRODUCTS: 2.3%
      21,100       Baxter Intl., Inc.                               548,600
                                                                -----------
                                                                    548,600
                                                                -----------
                   HEALTHCARE -- SERVICES: 1.5%
      29,700   @   Tenet Healthcare Corp.                           346,005
                                                                -----------
                                                                    346,005
                                                                -----------
                   INSURANCE: 6.9%
      12,100       American Intl. Group                             667,678
      18,000       Metlife, Inc.                                    509,760
      13,200       Prudential Financial, Inc.                       444,180
                                                                -----------
                                                                  1,621,618
                                                                -----------
                   MEDIA: 2.6%
       8,000       Gannett Co., Inc.                                614,480
                                                                -----------
                                                                    614,480
                                                                -----------
                   MISCELLANEOUS MANUFACTURING: 3.8%
      33,700       Honeywell Intl., Inc.                            904,845
                                                                -----------
                                                                    904,845
                                                                -----------
                   OIL & GAS: 12.3%
      12,800       Anadarko Petroleum Corp.                         569,216
       8,900       ChevronTexaco Corp.                              642,580
      10,700       ConocoPhillips                                   586,360
      21,900       Exxon Mobil Corp.                                786,429
       9,000       Valero Energy Corp.                              326,970
                                                                -----------
                                                                  2,911,555
                                                                -----------
                   PHARMACEUTICALS: 4.4%
      21,900       Bristol-Myers Squibb Co.                         594,585
       7,300       Merck & Co., Inc.                                442,015
                                                                -----------
                                                                  1,036,600
                                                                -----------
                   RETAIL: 2.4%
      25,800       McDonald's Corp.                                 569,148
                                                                -----------
                                                                    569,148
                                                                -----------
                   SAVINGS & LOANS: 2.9%
      16,800       Washington Mutual, Inc.                          693,840
                                                                -----------
                                                                    693,840
                                                                -----------
                   SEMICONDUCTORS: 2.6%
      29,900       Intel Corp.                                      621,441
                                                                -----------
                                                                    621,441
                                                                -----------
                   TELECOMMUNICATIONS: 4.9%
      19,800       SBC Communications, Inc.                         505,890
      16,200       Verizon Communications, Inc.                     639,090
                                                                -----------
                                                                  1,144,980
                                                                -----------
                   TRANSPORTATION: 2.3%
       8,700       FedEx Corp.                                      539,661
                                                                -----------
                                                                    539,661
                                                                -----------
                   Total Common Stock
                    (Cost $22,091,580)                           22,671,200
                                                                -----------
 Principal
   Amount                                                          Value
---------------------------------------------------------------------------
SHORT-TERM INVESTMENTS: 3.6%
                   REPURCHASE AGREEMENT: 3.6%
$    849,000       State Street Repurchase Agreement dated
                    06/30/03, 0.950%, due 07/01/03, $849,022
                    to be received upon repurchase
                    (Collateralized by $770,000 U.S. Treasury
                    Notes, 4.875%, Market Value $868,578,
                    due 11/30/04)                                   849,000
                                                                -----------
                   Total Short-Term Investments
                    (Cost $849,000)                                 849,000
                                                                -----------

          TOTAL INVESTMENTS IN SECURITIES
           (COST $22,940,580)*                           99.6%  $23,520,200
          OTHER ASSETS AND LIABILITIES-NET                 0.4       93,231
                                                        ------  -----------
          NET ASSETS                                    100.0%  $23,613,431
                                                        ======  ===========

 @    Non-income producing security
 @@   Foreign Issuer
 ADR  American Depositary Receipt
 *    Cost for federal income tax purposes is the same as for
      financial statement purposes. Net unrealized appreciation
      consists of:

      Gross Unrealized Appreciation                               $1,223,204
      Gross Unrealized Depreciation                                 (643,584)
                                                                  ----------
      Net Unrealized Appreciation                                 $  579,620
                                                                  ==========

                 See Accompanying Notes to Financial Statements

ING
VP
INTERNATIONAL
VALUE
PORTFOLIO   PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

   Shares                                                          Value
---------------------------------------------------------------------------
COMMON STOCK: 87.1%
                      AUSTRALIA: 1.5%
     225,100    A     QBE Insurance Group Ltd.                  $ 1,406,978
                                                                -----------
                      TOTAL AUSTRALIA                             1,406,978
                                                                -----------
                      BELGIUM: 0.9%
       3,260          Electrabel                                    830,710
                                                                -----------
                      TOTAL BELGIUM                                 830,710
                                                                -----------
                      CANADA: 1.9%
      25,500          EnCana Corp.                                  978,435
      20,900          EnCana Corp.                                  795,238
                                                                -----------
                      TOTAL CANADA                                1,773,673
                                                                -----------
                      DENMARK: 3.0%
      50,800          Danske Bank A/S                               989,289
      10,450          Novo-Nordisk A/S                              365,825
       5,500          Novo-Nordisk A/S ADR                          190,685
      41,300          TDC A/S                                     1,235,151
                                                                -----------
                      TOTAL DENMARK                               2,780,950
                                                                -----------
                      FINLAND: 2.0%
      17,400          Nokia OYJ ADR                                 285,882
      32,200          Nokia OYJ                                     530,248
      72,500          UPM-Kymmene OYJ                             1,058,176
                                                                -----------
                      TOTAL FINLAND                               1,874,306
                                                                -----------
                      FRANCE: 7.3%
      13,150          Aventis SA                                    723,480
      29,100          AXA                                           451,463
      19,141    A     Lafarge SA                                  1,121,009
      29,500          Schneider Electric SA                       1,386,897
      17,950          Societe Generale                            1,137,831
      13,300          Total SA ADR                                1,008,140
       2,250          Total SA                                      340,027
      17,911          Valeo SA                                      621,157
                                                                -----------
                      TOTAL FRANCE                                6,790,004
                                                                -----------
                      GERMANY: 3.3%
      15,400          Deutsche Bank AG                              998,826
      26,000          Deutsche Boerse AG                          1,377,308
      78,700          Infineon Technologies AG                      760,959
                                                                -----------
                      TOTAL GERMANY                               3,137,093
                                                                -----------
                      GREECE: 1.0%
      88,200          Greek Organization of Football
                       Prognostics SA                               899,406
                                                                -----------
                      TOTAL GREECE                                  899,406
                                                                -----------
                      HONG KONG: 0.9%
     496,000          Beijing Enterprises Holdings Ltd              416,612
     480,000          China Merchants Holdings Intl. Co. Ltd.       430,871
                                                                -----------
                      TOTAL HONG KONG                               847,483
                                                                -----------
                      HUNGARY: 0.4%
      37,000          OTP Bank Rt                                   357,449
                                                                -----------
                      TOTAL HUNGARY                                 357,449
                                                                -----------
                      INDONESIA: 0.5%
     966,000          HM Sampoerna Tbk PT                           485,927
                                                                -----------
                      TOTAL INDONESIA                               485,927
                                                                -----------
                      IRELAND: 1.4%
     118,400          Irish Life & Permanent PLC                  1,287,585
                                                                -----------
                      TOTAL IRELAND                               1,287,585
                                                                -----------
                      ISRAEL: 1.1%
      17,800          Teva Pharmaceutical Industries ADR          1,013,354
                                                                -----------
                      TOTAL ISRAEL                                1,013,354
                                                                -----------

   Shares                                                          Value
---------------------------------------------------------------------------
                      ITALY: 3.3%
     163,450          Banca Fideuram S.p.A.                     $   891,565
      84,700          Bulgari S.p.A.                                471,736
     134,000    A     Enel S.p.A.                                   835,562
     227,000          Snam Rete Gas S.p.A.                          891,510
                                                                -----------
                      TOTAL ITALY                                 3,090,373
                                                                -----------
                      JAPAN: 15.1%
      41,700          FamilyMart Co. Ltd.                           744,922
      18,400          Fanuc Ltd.                                    911,763
       8,100          Hirose Electric Co. Ltd.                      669,856
      52,000          JGC Corp.                                     349,915
      64,000          Kao Corp.                                   1,191,255
       3,900          Mabuchi Motor Co. Ltd.                        298,164
     100,800          Marui Co. Ltd.                                895,720
      67,000          Matsushita Electric Industrial Co. Ltd.       663,444
     137,000          Nikko Cordial Corp.                           549,940
     126,000          Nomura Holdings, Inc.                       1,599,201
         717          NTT DoCoMo, Inc.                            1,552,530
      10,200    A     Otsuka Kagu Ltd.                              191,131
      37,200          Sekisui House Ltd.                            281,924
      55,000          Sharp Corp.                                   705,851
      55,900          Shimano, Inc.                                 878,944
      22,900          Tokyo Electron Ltd.                         1,085,163
      59,800          Toyota Motor Corp.                          1,548,849
                                                                -----------
                      TOTAL JAPAN                                14,118,572
                                                                -----------
                      MALAYSIA: 1.0%
     473,000          Berjaya Sports Toto BHD                       460,553
     626,200          Public Bank BHD                               497,664
                                                                -----------
                      TOTAL MALAYSIA                                958,217
                                                                -----------
                      MEXICO: 2.5%
     248,100          Cemex SA de CV                              1,109,119
      38,400          Telefonos de Mexico SA de CV ADR            1,206,528
                                                                -----------
                      TOTAL MEXICO                                2,315,647
                                                                -----------
                      NETHERLANDS: 2.6%
      56,200          Koninklijke Philips Electronics NV          1,068,737
       4,550          Royal Dutch Petroleum Co.                     211,194
      25,200          Royal Dutch Petroleum Co. ADR               1,174,824
                                                                -----------
                      TOTAL NETHERLANDS                           2,454,755
                                                                -----------
                      NEW ZEALAND: 1.5%
     448,700          Telecom Corp. of New Zealand Ltd.           1,376,503
                                                                -----------
                      TOTAL NEW ZEALAND                           1,376,503
                                                                -----------
                      NORWAY: 0.3%
      76,000          Tomra Systems ASA                             326,388
                                                                -----------
                      TOTAL NORWAY                                  326,388
                                                                -----------
                      RUSSIA: 1.3%
      21,187    A     YUKOS ADR                                   1,179,057
                                                                -----------
                      TOTAL RUSSIA                                1,179,057
                                                                -----------
                      SINGAPORE: 0.9%
     124,000          United Overseas Bank Ltd.                     873,140
                                                                -----------
                      TOTAL SINGAPORE                               873,140
                                                                -----------
                      SOUTH AFRICA: 1.2%
      89,050          Gold Fields Ltd. ADR                        1,084,629
                                                                -----------
                      TOTAL SOUTH AFRICA                          1,084,629
                                                                -----------
                      SPAIN: 1.5%
     119,900          Telefonica SA                               1,392,017
                                                                -----------
                      TOTAL SPAIN                                 1,392,017
                                                                -----------

                 See Accompanying Notes to Financial Statements

ING
VP
INTERNATIONAL
VALUE
PORTFOLIO   PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

   Shares                                                          Value
---------------------------------------------------------------------------
                      SWEDEN: 2.2%
      33,500          Atlas Copco AB                            $   786,763
      71,500          Foreningssparbanken AB                        986,983
      34,400          Swedish Match AB                              259,989
                                                                -----------
                      TOTAL SWEDEN                                2,033,735
                                                                -----------
                      SWITZERLAND: 5.9%
       1,700          Kuoni Reisen Holding                          436,750
       9,913          Nestle SA                                   2,045,464
      20,800          Novartis AG ADR                               828,048
      13,000          Roche Holding AG                            1,019,711
      21,600          UBS AG                                      1,201,550
                                                                -----------
                      TOTAL SWITZERLAND                           5,531,523
                                                                -----------
                      TAIWAN: 0.6%
      53,400    @     Taiwan Semiconductor Manufacturing Co.
                       Ltd. ADR                                     538,272
                                                                -----------
                      TOTAL TAIWAN                                  538,272
                                                                -----------
                      THAILAND: 0.5%
      80,800          BEC World PLC                                 461,275
                                                                -----------
                      TOTAL THAILAND                                461,275
                                                                -----------
                      UNITED KINGDOM: 20.5%
     264,050          Amvescap PLC                                1,821,318
       1,900          Amvescap PLC ADR                               26,562
     212,800          BAA PLC                                     1,722,400
     285,500          BP PLC                                      1,979,873
      97,900          British American Tobacco PLC                1,110,654
     193,400    @     British Sky Broadcasting PLC                2,143,019
      49,700          Diageo PLC                                    530,621
      15,500          GlaxoSmithKline PLC ADR                       628,370
      74,100          GlaxoSmithKline PLC                         1,495,437
      11,100          HSBC Holdings PLC ADR                         656,121
      63,050          Imperial Tobacco Group PLC                  1,126,774
     143,800          Kingfisher PLC                                657,891
     802,700          Legal & General Group PLC                   1,112,643
      77,500          Provident Financial PLC                       815,277
      46,150          Rio Tinto PLC                                 868,160
       8,850          Rio Tinto PLC ADR                             677,468
     949,050          Vodafone Group PLC                          1,855,799
                                                                -----------
                      TOTAL UNITED KINGDOM                       19,228,387
                                                                -----------
                      UNITED STATES: 1.0%
      20,700          Schlumberger Ltd.                             984,699
                                                                -----------
                      TOTAL UNITED STATES                           984,699
                                                                -----------
                      Total Common Stock
                       (Cost $76,198,659)                        81,432,107
                                                                -----------
MUTUAL FUNDS: 4.5%
                      UNITED STATES: 4.5%
      17,500          iShares MSCI EAFE Index Fund                1,895,425
     140,000          iShares MSCI Japan Index Fund               1,017,800
     100,000          iShares MSCI United Kingdom Index Fund      1,313,000
                                                                -----------
                      Total United States                         4,226,225
                                                                -----------
                      Total Mutual Funds
                       (Cost $3,868,007)                          4,226,225
                                                                -----------
RIGHTS: 0.1%
                      FRANCE: 0.1%
      19,141    @     Lafarge SA                                     51,654
                                                                -----------
                      Total France                                   51,654
                                                                -----------
                      Total Rights
                       (Cost $54,613)                                51,654
                                                                -----------


              TOTAL INVESTMENTS IN SECURITIES
               (COST $80,121,279)*                       91.7%  $85,709,986
              OTHER ASSETS AND LIABILITIES-NET             8.3    7,805,072
                                                        ------  -----------
              NET ASSETS                                100.0%  $93,515,058
                                                        ======  ===========

 @    Non-income producing security
 ADR  American Depositary Receipt
 A    Loaned security, a portion or all of the security is on loan at June 30, 2003.
 *    Cost for federal income tax purposes is the same as for
      financial statement purposes. Net unrealized appreciation
      consists of:

      Gross Unrealized Appreciation                               $ 7,231,478
      Gross Unrealized Depreciation                                (1,642,771)
                                                                  -----------
      Net Unrealized Appreciation                                 $ 5,588,707
                                                                  ===========

                                                              Percentage of
Industry Group                                                 Net Assets
---------------------------------------------------------------------------
Agriculture                                                         3.2%
Auto Manufacturers                                                  1.7%
Auto Parts & Equipment                                              0.7%
Banks                                                               8.2%
Beverages                                                           0.6%
Building Materials                                                  2.4%
Cosmetics/Personal Care                                             1.3%
Diversified Financial Services                                      8.9%
Electric                                                            1.8%
Electrical Components & Equipment                                   0.8%
Electronics                                                         3.2%
Engineering & Construction                                          2.2%
Entertainment                                                       1.5%
Environmental Control                                               0.3%
Equity Fund                                                         4.5%
Food                                                                2.2%
Forest Products & Paper                                             1.1%
Gas                                                                 1.0%
Hand/Machine Tools                                                  1.5%
Holding Companies-Diversified                                       0.9%
Home Builders                                                       0.3%
Home Furnishings                                                    0.7%
Insurance                                                           3.2%
Leisure Time                                                        1.4%
Machinery-Construction & Mining                                     0.8%
Media                                                               2.7%
Mining                                                              2.8%
Oil & Gas                                                           8.2%
Oil & Gas Services                                                  1.1%
Pharmaceuticals                                                     6.7%
Retail                                                              3.2%
Semiconductors                                                      2.5%
Telecommunications                                                 10.1%
Other Assets and Liabilities, Net                                   8.3%
                                                                  -----
NET ASSETS                                                        100.0%
                                                                  =====

                 See Accompanying Notes to Financial Statements

ING
VP
HIGH YIELD
BOND
PORTFOLIO   PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

 Principal
   Amount                                                          Value
---------------------------------------------------------------------------
CORPORATE BONDS: 85.9%
                      ADVERTISING: 0.8%
$     35,000    #     RH Donnelley Finance Corp. I,
                       10.875%, due 12/15/12                    $    40,862
     100,000    #     Vertis, Inc.,
                       9.750%, due 04/01/09                         105,250
                                                                -----------
                                                                    146,112
                                                                -----------
                      AEROSPACE/DEFENSE: 1.3%
      45,000          L-3 Communications Corp.,
                       7.625%, due 06/15/12                          49,387
      25,000          Sequa Corp.,
                       8.875%, due 04/01/08                          26,125
      75,000          Sequa Corp.,
                       9.000%, due 08/01/09                          79,313
      65,000    #     Titan Corp.,
                       8.000%, due 05/15/11                          68,738
                                                                -----------
                                                                    223,563
                                                                -----------
                      AGRICULTURE: 0.3%
      55,000    #     DIMON, Inc.,
                       7.750%, due 06/01/13                          56,787
                                                                -----------
                                                                     56,787
                                                                -----------
                      APPAREL: 1.1%
      90,000          Levi Strauss & Co.,
                       11.625%, due 01/15/08                         77,850
      90,000    #     Phillips-Van Heusen,
                       8.125%, due 05/01/13                          92,812
      20,000          Russell Corp.,
                       9.250%, due 05/01/10                          21,900
                                                                -----------
                                                                    192,562
                                                                -----------
                      AUTO PARTS & EQUIPMENT: 1.5%
      40,000    #     Advanced Accessory Systems LLC,
                       10.750%, due 06/15/11                         42,600
      25,000          Dana Corp.,
                       10.125%, due 03/15/10                         27,750
      25,000          Dura Operating Corp.,
                       8.625%, due 04/15/12                          25,875
      55,000    #     Rexnord Corp.,
                       10.125%, due 12/15/12                         60,775
      90,000    #     TRW Automotive, Inc.,
                       11.000%, due 02/15/13                         98,550
                                                                -----------
                                                                    255,550
                                                                -----------
                      BUILDING MATERIALS: 0.4%
      65,000          Nortek Holdings, Inc.,
                       9.875%, due 06/15/11                          68,575
                                                                -----------
                                                                     68,575
                                                                -----------
                      CHEMICALS: 3.0%
      60,000          Equistar Funding Corp.,
                       10.125%, due 09/01/08                         61,800
      60,000    #     Equistar Funding Corp.,
                       10.625%, due 05/01/11                         61,800
     100,000          IMC Global, Inc.,
                       10.875%, due 06/01/08                        104,500
      50,000          IMC Global, Inc.,
                       11.250%, due 06/01/11                         52,250
     250,000          Lyondell Chemical Co.,
                       9.625%, due 05/01/07                         245,000
                                                                -----------
                                                                    525,350
                                                                -----------
                      COMMERCIAL SERVICES: 2.5%
      75,000          Coinmach Corp.,
                       9.000%, due 02/01/10                          81,375
      95,000          Corrections Corp. of America,
                       7.500%, due 05/01/11                          99,750

 Principal
   Amount                                                          Value
---------------------------------------------------------------------------
$    175,000    @@    Quebecor Media, Inc.,
                       11.125%, due 07/15/11                    $   201,250
      50,000    #     United Rentals North America, Inc.,
                       10.750%, due 04/15/08                         54,500
                                                                -----------
                                                                    436,875
                                                                -----------
                      COMPUTERS: 0.6%
      25,000    @@    Seagate Technology Hdd Holdings,
                       8.000%, due 05/15/09                          27,062
      70,000          Unisys Corp.,
                       8.125%, due 06/01/06                          75,250
                                                                -----------
                                                                    102,312
                                                                -----------
                      COSMETICS/PERSONAL CARE: 0.5%
      75,000          Chattem, Inc.,
                       8.875%, due 04/01/08                          77,813
                                                                -----------
                                                                     77,813
                                                                -----------
                      DIVERSIFIED FINANCIAL SERVICES: 2.4%
      60,000    #     HLI Operating Co., Inc.,
                       10.500%, due 06/15/10                         63,300
      62,000    #     Hollinger Participation Trust,
                       12.125%, due 11/15/10                         69,905
     175,000          Nexstar Finance, Inc.,
                       12.000%, due 04/01/08                        196,875
      60,000          Technical Olympic USA, Inc.,
                       9.000%, due 07/01/10                          65,100
      15,000    #     Universal City Development Partners,
                       11.750%, due 04/01/10                         16,575
                                                                -----------
                                                                    411,755
                                                                -----------
                      ELECTRIC: 1.4%
      80,000    #     AES Corp.,
                       8.750%, due 05/15/13                          83,600
      70,000          Calpine Corp.,
                       7.625%, due 04/15/06                          60,900
      60,000          Homer City Funding LLC,
                       8.734%, due 10/01/26                          65,700
      40,000          TECO Energy, Inc.,
                       7.500%, due 06/15/10                          40,900
                                                                -----------
                                                                    251,100
                                                                -----------
                      ELECTRICAL COMPONENTS & EQUIPMENT: 0.8%
      55,000   @@,#   FIMEP SA,
                       10.500%, due 02/15/13                         61,600
      75,000    @@    Legrand,
                       8.500%, due 02/15/25                          77,625
                                                                -----------
                                                                    139,225
                                                                -----------
                      ELECTRONICS: 0.8%
      70,000   @@,#   Flextronics Intl. Ltd.,
                       6.500%, due 05/15/13                          67,900
      65,000          Stoneridge, Inc.,
                       11.500%, due 05/01/12                         73,125
                                                                -----------
                                                                    141,025
                                                                -----------
                      ENTERTAINMENT: 2.6%
     100,000          Carmike Cinemas, Inc.,
                       10.375%, due 02/01/09                        105,500
      90,000    #     Cinemark USA, Inc.,
                       9.000%, due 02/01/13                          98,325
     100,000    @@    Kerzner Intl. Ltd.,
                       8.875%, due 08/15/11                         108,750
      15,000          Regal Cinemas, Inc.,
                       9.375%, due 02/01/12                          16,612

                 See Accompanying Notes to Financial Statements

ING
VP
HIGH YIELD
BOND
PORTFOLIO   PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

 Principal
   Amount                                                          Value
---------------------------------------------------------------------------
                      ENTERTAINMENT (CONTINUED)
$     60,000          Six Flags, Inc.,
                       9.750%, due 06/15/07                     $    60,600
      55,000    #     Speedway Motorsports, Inc.,
                       6.750%, due 06/01/13                          57,200
                                                                -----------
                                                                    446,987
                                                                -----------
                      ENVIRONMENTAL CONTROL: 0.6%
     100,000          Allied Waste North America,
                       8.500%, due 12/01/08                         108,250
                                                                -----------
                                                                    108,250
                                                                -----------
                      FOOD: 7.5%
     240,000          Ahold Finance USA, Inc.,
                       8.250%, due 07/15/10                         247,200
     130,000    #     Del Monte Corp.,
                       8.625%, due 12/15/12                         139,750
      65,000    #     Domino's, Inc.,
                       8.250%, due 07/01/11                          67,437
     110,000          Great Atlantic & Pacific Tea Co.,
                       9.125%, due 12/15/11                         103,400
      75,000          Ingles Markets, Inc.,
                       8.875%, due 12/01/11                          75,844
     230,000          Michael Foods, Inc.,
                       11.750%, due 04/01/11                        265,650
     110,000          Pilgrims Pride Corp.,
                       9.625%, due 09/15/11                         117,975
      70,000          Roundy's, Inc.,
                       8.875%, due 06/15/12                          73,500
      70,000    #     Smithfield Foods, Inc.,
                       7.750%, due 05/15/13                          75,075
      15,000          Smithfield Foods, Inc.,
                       8.000%, due 10/15/09                          16,275
     105,000          Winn-Dixie Stores, Inc.,
                       8.875%, due 04/01/08                         111,825
                                                                -----------
                                                                  1,293,931
                                                                -----------
                      FOREST PRODUCTS & PAPER: 4.3%
     245,000          Appleton Papers, Inc.,
                       12.500%, due 12/15/08                        275,625
      30,000    #     Georgia-Pacific Corp.,
                       8.875%, due 02/01/10                          32,700
     130,000    #     Georgia-Pacific Corp.,
                       9.375%, due 02/01/13                         143,650
     250,000    @@    Tembec Industries, Inc.,
                       7.750%, due 03/15/12                         241,250
      50,000    @@    Tembec Industries, Inc.,
                       8.625%, due 06/30/09                          49,750
                                                                -----------
                                                                    742,975
                                                                -----------
                      HEALTHCARE-PRODUCTS: 0.5%
      80,000    #     Medex, Inc.,
                       8.875%, due 05/15/13                          83,400
                                                                -----------
                                                                     83,400
                                                                -----------
                      HEALTHCARE -- SERVICES: 0.8%
      55,000          Alliance Imaging, Inc.,
                       10.375%, due 04/15/11                         57,750
      10,000          Tenet Healthcare Corp.,
                       7.375%, due 02/01/13                           9,775
      65,000          Triad Hospitals, Inc.,
                       8.750%, due 05/01/09                          70,525
                                                                -----------
                                                                    138,050
                                                                -----------
                      HOME BUILDERS: 3.2%
     100,000          DR Horton, Inc.,
                       9.375%, due 03/15/11                         110,500
      70,000    #     K Hovnanian Enterprises, Inc.,
                       7.750%, due 05/15/13                          73,675

 Principal
   Amount                                                          Value
---------------------------------------------------------------------------
$    100,000          KB Home,
                       8.625%, due 12/15/08                     $   115,000
     100,000          Ryland Group, Inc.,
                       9.125%, due 06/15/11                         114,750
      35,000          Standard-Pacific Corp.,
                       7.750%, due 03/15/13                          37,275
     100,000          WCI Communities, Inc.,
                       10.625%, due 02/15/11                        111,000
                                                                -----------
                                                                    562,200
                                                                -----------
                      IRON/STEEL: 1.1%
     100,000          Armco, Inc.,
                       8.875%, due 12/01/08                          87,500
      50,000          Armco, Inc.,
                       9.000%, due 09/15/07                          44,250
      55,000          United States Steel Corp.,
                       9.750%, due 05/15/10                          56,100
                                                                -----------
                                                                    187,850
                                                                -----------
                      LEISURE TIME: 0.4%
      70,000    @@    Royal Caribbean Cruises Ltd.,
                       8.000%, due 05/15/10                          73,150
                                                                -----------
                                                                     73,150
                                                                -----------
                      LODGING: 6.0%
     100,000          Aztar Corp.,
                       9.000%, due 08/15/11                         108,750
     100,000          Extended Stay America, Inc.,
                       9.875%, due 06/15/11                         108,000
      75,000          Hilton Hotels Corp.,
                       7.625%, due 05/15/08                          81,000
     110,000          Host Marriott Corp.,
                       7.875%, due 08/01/05                         112,475
      25,000          Host Marriott Corp.,
                       7.875%, due 08/01/08                          25,500
     100,000          MGM Mirage,
                       8.375%, due 02/01/11                         114,000
      25,000          MGM Mirage,
                       8.500%, due 09/15/10                          29,563
     100,000          MGM Mirage,
                       9.750%, due 06/01/07                         114,250
     110,000    #     Park Place Entertainment Corp.,
                       7.000%, due 04/15/13                         118,525
     135,000          Starwood Hotels & Resorts Worldwide,
                       Inc., 7.875%, due 05/01/12                   148,500
      70,000          Venetian Casino Resort LLC,
                       11.000%, due 06/15/10                         79,275
                                                                -----------
                                                                  1,039,838
                                                                -----------
                      MACHINERY-DIVERSIFIED: 0.1%
      15,000    #     Cummins, Inc.,
                       9.500%, due 12/01/10                          17,100
                                                                -----------
                                                                     17,100
                                                                -----------
                      MEDIA: 12.8%
      45,000   @@,#   CanWest Media, Inc.,
                       7.625%, due 04/15/13                          47,925
      60,000          Charter Communications Holdings Cap
                       Corp.,
                       0.000%, due 05/15/11                          30,450
     320,000          Charter Communications Holdings Cap
                       Corp.,
                       9.625%, due 11/15/09                         235,200
     150,000          CSC Holdings, Inc.,
                       10.500%, due 05/15/16                        164,250
      40,000          CSC Holdings, Inc.,
                       7.625%, due 04/01/11                          40,800

                 See Accompanying Notes to Financial Statements

ING
VP
HIGH YIELD
BOND
PORTFOLIO   PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

 Principal
   Amount                                                          Value
---------------------------------------------------------------------------
                      MEDIA (CONTINUED)
$     85,000          Dex Media East Finance Co.,
                       12.125%, due 11/15/12                    $   100,937
      45,000          Dex Media East Finance Co.,
                       9.875%, due 11/15/09                          50,625
      70,000    #     DirecTV Holdings LLC,
                       8.375%, due 03/15/13                          78,400
      35,000          Entravision Communications Corp.,
                       8.125%, due 03/15/09                          36,575
      60,000          Granite Broadcasting Corp.,
                       10.375%, due 05/15/05                         60,300
     155,000          Granite Broadcasting Corp.,
                       8.875%, due 05/15/08                         152,675
      40,000          Gray Television, Inc.,
                       9.250%, due 12/15/11                          44,300
      70,000   @@,#   Hollinger, Inc.,
                       11.875%, due 03/01/11                         78,050
     130,000    +     Insight Communications,
                       0/12.250%, due 02/15/11                      108,550
     255,000          Mediacom Broadband LLC,
                       11.000%, due 07/15/13                        285,600
      35,000   #,+    Nexstar Finance Holdings, Inc.,
                       0/11.375%, due 04/01/13                       23,450
      80,000          Paxson Communications Corp.,
                       10.750%, due 07/15/08                         86,400
      50,000          Primedia, Inc.,
                       7.625%, due 04/01/08                          51,000
      50,000          Radio One, Inc.,
                       8.875%, due 07/01/11                          55,125
      10,000          Salem Communications Holding Corp.,
                       9.000%, due 07/01/11                          10,813
      70,000    #     Sinclair Broadcast Group, Inc.,
                       8.000%, due 03/15/12                          75,250
      60,000          Spanish Broadcasting System,
                       9.625%, due 11/01/09                          63,900
      25,000          Susquehanna Media Co.,
                       8.500%, due 05/15/09                          26,563
      95,000   @@,#   Vivendi Universal SA,
                       9.250%, due 04/15/10                         109,962
     170,000          Young Broadcasting, Inc.,
                       10.000%, due 03/01/11                        184,450
      25,000          Young Broadcasting, Inc.,
                       8.500%, due 12/15/08                          26,937
                                                                -----------
                                                                  2,228,487
                                                                -----------
                      MINING: 0.7%
     105,000          Compass Minerals Group, Inc.,
                       10.000%, due 08/15/11                        118,125
                                                                -----------
                                                                    118,125
                                                                -----------
                      MISCELLANEOUS MANUFACTURING: 1.1%
      95,000          SPX Corp.,
                       7.500%, due 01/01/13                         102,600
      90,000    @@    Tyco Intl. Group SA,
                       6.750%, due 02/15/11                          95,850
                                                                -----------
                                                                    198,450
                                                                -----------
                      OIL & GAS: 3.6%
     120,000    #     Chesapeake Energy Corp.,
                       7.500%, due 09/15/13                         128,400
      55,000          Forest Oil Corp.,
                       8.000%, due 06/15/08                          59,400
      39,000          Nuevo Energy Co.,
                       9.500%, due 06/01/08                          41,096
     220,000          Swift Energy Co.,
                       9.375%, due 05/01/12                         240,350
      65,000          Vintage Petroleum, Inc.,
                       8.250%, due 05/01/12                          71,825

 Principal
   Amount                                                          Value
---------------------------------------------------------------------------
$     45,000          Westport Resources Corp.,
                       8.250%, due 11/01/11                     $    49,500
      25,000    #     Westport Resources Corp.,
                       8.250%, due 11/01/11                          27,500
                                                                -----------
                                                                    618,071
                                                                -----------
                      OIL & GAS SERVICES: 0.7%
      50,000          Hanover Equipment Trust,
                       8.500%, due 09/01/08                          52,750
      65,000          Hanover Equipment Trust,
                       8.750%, due 09/01/11                          68,575
                                                                -----------
                                                                    121,325
                                                                -----------
                      PACKAGING & CONTAINERS: 5.1%
      95,000          Ball Corp.,
                       6.875%, due 12/15/12                         100,937
     150,000    #     BWAY Corp.,
                       10.000%, due 10/15/10                        155,250
      85,000   @@,#   Crown European Holdings SA,
                       10.875%, due 03/01/13                         93,075
      50,000          Graphic Packaging Corp.,
                       8.625%, due 02/15/12                          51,250
      50,000          Greif, Inc.,
                       8.875%, due 08/01/12                          54,000
      50,000   @@,#   Norampac, Inc.,
                       6.750%, due 06/01/13                          52,875
     100,000    @@    Norampac, Inc.,
                       9.375%, due 02/01/08                          77,170
     135,000    #     Owens-Brockway,
                       8.250%, due 05/15/13                         141,412
      50,000          Owens-Illinois, Inc.,
                       7.150%, due 05/15/05                          51,500
     100,000          Stone Container Corp.,
                       9.750%, due 02/01/11                         110,000
                                                                -----------
                                                                    887,469
                                                                -----------
                      PHARMACEUTICALS: 0.3%
      50,000          AmerisourceBergen Corp.,
                       7.250%, due 11/15/12                          54,500
                                                                -----------
                                                                     54,500
                                                                -----------
                      PIPELINES: 4.8%
     125,000    #     ANR Pipeline Co.,
                       8.875%, due 03/15/10                         137,500
     110,000    #     El Paso Production Holding Co.,
                       7.750%, due 06/01/13                         110,550
      60,000    #     GulfTerra Energy Partners LP,
                       8.500%, due 06/01/10                          64,500
      95,000          Southern Natural Gas Co.,
                       7.350%, due 02/15/31                          97,375
      50,000          Southern Natural Gas Co.,
                       8.000%, due 03/01/32                          54,250
     110,000          Tennessee Gas Pipeline Co.,
                       8.375%, due 06/15/32                         120,450
     130,000          Transcontinental Gas Pipe LN,
                       8.875%, due 07/15/12                         147,550
      95,000          Williams Cos., Inc.,
                       8.625%, due 06/01/10                          99,750
                                                                -----------
                                                                    831,925
                                                                -----------
                      REITS: 1.5%
     100,000          Felcor Lodging LP,
                       8.500%, due 06/01/11                         101,250
      50,000          Felcor Lodging LP,
                       9.500%, due 09/15/08                          52,125

                 See Accompanying Notes to Financial Statements

ING
VP
HIGH YIELD
BOND
PORTFOLIO   PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

 Principal
   Amount                                                          Value
---------------------------------------------------------------------------
                      REITS (CONTINUED)
$     20,000          Host Marriott LP,
                       9.500%, due 01/15/07                     $    21,600
      80,000    #     La Quinta Properties, Inc.,
                       8.875%, due 03/15/11                          85,600
                                                                -----------
                                                                    260,575
                                                                -----------
                      RETAIL: 2.5%
      30,000          Dollar General Corp.,
                       8.625%, due 06/15/10                          33,300
      10,000          JC Penney Co., Inc.,
                       7.600%, due 04/01/07                          10,500
      75,000    #     Rent-A-Center, Inc.,
                       7.500%, due 05/01/10                          79,125
     145,000          Rite Aid Corp.,
                       7.625%, due 04/15/05                         144,638
      65,000    #     Rite Aid Corp.,
                       9.250%, due 06/01/13                          64,675
     100,000    #     Star Gas Finance Co.,
                       10.250%, due 02/15/13                        104,500
                                                                -----------
                                                                    436,738
                                                                -----------
                      SEMICONDUCTORS: 0.2%
      40,000    #     Amkor Technology, Inc.,
                       7.750%, due 05/15/13                          38,200
                                                                -----------
                                                                     38,200
                                                                -----------
                      TELECOMMUNICATIONS: 7.5%
      95,000    #     American Tower Corp.,
                       9.375%, due 02/01/09                          95,713
     100,000    #     American Tower Escrow Corp.,
                       0.000%, due 08/01/08                          65,000
     175,000          Block Communications, Inc.,
                       9.250%, due 04/15/09                         191,625
     100,000          Crown Castle Intl. Corp.,
                       10.750%, due 08/01/11                        108,500
      25,000          Crown Castle Intl. Corp.,
                       9.375%, due 08/01/11                          26,188
      50,000          Dobson Communications Corp.,
                       10.875%, due 07/01/10                         54,375
      25,000          Dobson/Sygnet Communications Co.,
                       12.250%, due 12/15/08                         26,875
     175,000          Insight Midwest LP/Insight Capital,
                       Inc.,
                       10.500%, due 11/01/10                        193,375
      45,000          Nextel Partners, Inc.,
                       12.500%, due 11/15/09                         51,300
     150,000    #     Qwest Corp.,
                       8.875%, due 03/15/12                         168,000
     120,000    #     Qwest Services Corp.,
                       14.000%, due 12/15/14                        140,100
      50,000    @@    Rogers Wireless Communications, Inc.,
                       9.625%, due 05/01/11                          57,750
     125,000  #,**,X  SA Telecommunications, Inc.,
                       10.000%, due 08/15/06                             --
      70,000    #     Spectrasite, Inc.,
                       8.250%, due 05/15/10                          73,150
      45,000          Triton PCS, Inc.,
                       9.375%, due 02/01/11                          46,350
                                                                -----------
                                                                  1,298,301
                                                                -----------
                      TRANSPORTATION: 0.6%
     100,000          Gulfmark Offshore, Inc.,
                       8.750%, due 06/01/08                         104,250
                                                                -----------
                                                                    104,250
                                                                -----------
                      Total Corporate Bonds (Cost $14,434,893)   14,918,751
                                                                -----------
COMMON STOCK: 0.0%
                      CONGLOMERATES: 0.0%
         150   @,X    Jordan Telecomm                                 6,096
                                                                -----------
                                                                      6,096
                                                                -----------


   Shares                                                          Value
---------------------------------------------------------------------------
                      TELECOMMUNICATIONS: 0.0%
         908   @,**   Adelphia Business Solutions               $        24
                                                                -----------
                                                                         24
                                                                -----------
                      Total Common Stock (Cost $0)                    6,120
                                                                -----------
WARRANTS: 0.0%
                      BUILDING MATERIALS: 0.0%
         150    @     Dayton Superior Corp.                               2
                                                                -----------
                                                                          2
                                                                -----------
                      TELECOMMUNICATIONS: 0.0%
          25    @     American Tower Corp.                            2,513
                                                                -----------
                                                                      2,513
                                                                -----------
                      Total Warrants (Cost $4,869)                    2,515
                                                                -----------
PREFERRED STOCK: 2.0%
                      MEDIA: 2.0%
     135,000    @     Cablevision Systems Corp.                     138,713
       1,100          Paxson Communications Corp.                   108,625
       1,050    @     Primedia, Inc.                                103,294
                                                                -----------
                                                                    350,632
                                                                -----------
                      SEMICONDUCTORS: 0.0%
           7   @,X    Zilog-Mod III, Inc.                               636
                                                                -----------
                                                                        636
                                                                -----------
                      Total Preferred Stock
                       (Cost $333,162)                              351,268
                                                                -----------
                      Total Long-Term Investments
                       (Cost $14,772,924)                        15,278,654
                                                                -----------

                 See Accompanying Notes to Financial Statements

ING
VP
HIGH YIELD
BOND
PORTFOLIO   PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

 Principal
   Amount                                                          Value
---------------------------------------------------------------------------
SHORT-TERM INVESTMENTS: 10.1%
                      REPURCHASE AGREEMENT: 10.1%
$  1,751,000          State Street Repurchase Agreement dated
                       06/30/03, 0.950%, due 07/01/03,
                       $1,751,046 to be received upon
                       repurchase (Collateralized by
                       $1,775,000 U.S. Treasury Notes, 1.750%,
                       Market Value $1,789,143,
                       due 12/31/04)                            $ 1,751,000
                                                                -----------
                      Total Short-Term Investments
                       (Cost $1,751,000)                          1,751,000
                                                                -----------


              TOTAL INVESTMENTS IN SECURITIES
               (COST $16,523,924)*                       98.0%  $17,029,654
              OTHER ASSETS AND LIABILITIES-NET             2.0      348,524
                                                        ------  -----------
              NET ASSETS                                100.0%  $17,378,178
                                                        ======  ===========

 @      Non-income producing security
 @@     Foreign Issuer
 +      Step-up basis bonds. Interest rates shown reflect current
        and future coupon rates
 #      Securities with purchases pursuant to Rule 144A, under the
        Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These
        securities have been determined to be liquid under the
        guidelines established by the Fund's Board of Trustees
 **     Defaulted security
 REITs  Real Estate Investment Trusts
 X      Market Value determined by ING Valuation Committee appointed by the Fund's Board of Trustees
 *      Cost for federal income tax purposes is the same as for
        financial statement purposesNet unrealized appreciation
        consists of:

        Gross Unrealized Appreciation                                $ 698,525
        Gross Unrealized Depreciation                                 (192,795)
                                                                     ---------
        Net Unrealized Appreciation                                  $ 505,730
                                                                     =========

                 See Accompanying Notes to Financial Statements

                  TRUSTEE AND OFFICER INFORMATION (Unaudited)
--------------------------------------------------------------------------------
The business and affairs of the Trusts are managed under the direction of the Trusts' Board of Trustees. A Trustee who is not an interested person of the Trusts, as defined in the 1940 Act, is an independent trustee ("Independent Trustee"). The Trustees and Officers of the Trust are listed below. The Statement of Additional Information includes additional information about trustees of the Registrant and is available, without charge, upon request at 1-800-992-0180.

                                                   TERM OF OFFICE
                                POSITION(S) HELD    AND LENGTH OF            PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE              WITH TRUST      TIME SERVED(1)           DURING THE PAST FIVE YEARS
---------------------           ----------------   --------------           --------------------------
INDEPENDENT TRUSTEES

Paul S. Doherty(2)                Trustee          December 1993 -   Mr. Doherty is President and Partner,
7337 E. Doubletree Ranch Rd.                       Present           Doherty, Wallace, Pillsbury and Murphy,
Scottsdale, AZ 85258                                                 P.C., Attorneys (1996 - Present);
Born: 1934                                                           Director, Tambrands, Inc. (1993 - 1998);
                                                                     and Trustee of each of the funds managed
                                                                     by Northstar Investment Management
                                                                     Corporation (1993 - 1999).

J. Michael Earley(3)              Trustee          February 2002 -   President and Chief Executive Officer,
7337 E. Doubletree Ranch Rd.                       Present           Bankers Trust Company, N.A. (1992 -
Scottsdale, AZ 85258                                                 Present).
Born: 1945

R. Barbara Gitenstein(2)          Trustee          February 2002 -   President, College of New Jersey (1999 -
7337 E. Doubletree Ranch Rd.                       Present           Present). Formerly, Executive Vice
Scottsdale, AZ 85258                                                 President and Provost, Drake University
Born: 1948                                                           (1992 - 1998).

Walter H. May(2)                  Trustee          1995 - Present    Retired. Formerly, Managing Director and
7337 E. Doubletree Ranch Rd.                                         Director of Marketing, Piper Jaffray,
Scottsdale, AZ 85258                                                 Inc.; Trustee of each of the funds
Born: 1936                                                           managed by Northstar Investment
                                                                     Management Corporation (1996 - 1999).

Jock Patton(2)                    Trustee          October 1999 -    Private Investor (June 1997 - Present).
7337 E. Doubletree Ranch Rd.                       Present           Formerly Director and Chief Executive
Scottsdale, AZ 85258                                                 Officer, Rainbow Multimedia Group, Inc.
Born: 1945                                                           (January 1999 - December 2001); Director
                                                                     of Stuart Entertainment, Inc.; Director
                                                                     of Artisoft, Inc. (1994 - 1998).

David W.C. Putnam(3)              Trustee          1995 - Present    President and Director, F.L. Putnam
7337 E. Doubletree Ranch Rd.                                         Securities Company, Inc. and its
Scottsdale, AZ 85258                                                 affiliates; President, Secretary and
Born: 1939                                                           Trustee, The Principled Equity Market
                                                                     Fund. Formerly, Trustee, Trust Realty
                                                                     Trust (December Corp.; Anchor Investment
                                                                     Trust; Bow 2000 - Present); Ridge Mining
                                                                     Company and each of the F.L. Putnam
                                                                     funds managed by Northstar Investment
                                                                     Foundation Management Corporation (1994
                                                                     - 1999).

                                NUMBER OF
                               PORTFOLIOS
                                 IN FUND
                                 COMPLEX
                               OVERSEEN BY        OTHER DIRECTORSHIPS
NAME, ADDRESS AND AGE            TRUSTEE            HELD BY TRUSTEE
---------------------          -----------        -------------------
INDEPENDENT TRUSTEES
Paul S. Doherty(2)                111
7337 E. Doubletree Ranch Rd.
Scottsdale, AZ 85258
Born: 1934

J. Michael Earley(3)              111
7337 E. Doubletree Ranch Rd.
Scottsdale, AZ 85258
Born: 1945
R. Barbara Gitenstein(2)          111
7337 E. Doubletree Ranch Rd.
Scottsdale, AZ 85258
Born: 1948
Walter H. May(2)                  111        Best Prep Charity (1991 -
7337 E. Doubletree Ranch Rd.                 Present).
Scottsdale, AZ 85258
Born: 1936

Jock Patton(2)                    111        Director, Hypercom, Inc.
7337 E. Doubletree Ranch Rd.                 (January 1999 - Present); JDA
Scottsdale, AZ 85258                         Software Group, Inc. (January
Born: 1945                                   1999 - Present); Buick of
                                             Scottsdale, Inc.; National
                                             Airlines, Inc.
David W.C. Putnam(3)              111        Anchor International Bond
7337 E. Doubletree Ranch Rd.                 (December 2000 - Present);
Scottsdale, AZ 85258                         Progressive Capital
Born: 1939                                   Accumulation Trust (August
                                             1998 - Present); Principled
                                             Equity Market Fund (November
                                             1996 - Present), Mercy
                                             Endowment Foundation (1995 -
                                             Present); Director, F.L.
                                             Putnam Investment Management
                                             Company (December 2001 -
                                             Present); Asian American Bank
                                             and Trust Company (June 1992 -
                                             Present); and Notre Dame
                                             Health Care Center (1991 -
                                             Present) F.L. Putnam
                                             Securities Company, Inc. (June
                                             1978 - Present); and an
                                             Honorary Trustee, Mercy
                                             Hospital (1973 - Present).

--------------------------------------------------------------------------------

                                                   TERM OF OFFICE
                                POSITION(S) HELD    AND LENGTH OF            PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE              WITH TRUST      TIME SERVED(1)           DURING THE PAST FIVE YEARS
---------------------           ----------------   --------------           --------------------------
INDEPENDENT TRUSTEES
Blaine E. Rieke(3)                Trustee          February 2001 -   General Partner, Huntington Partners
7337 E. Doubletree Ranch Rd.                       Present           (January 1997 - Present). Chairman of
Scottsdale, AZ 85258                                                 the Board and Trustee of each of the
Born: 1933                                                           funds managed by ING Investment
                                                                     Management Co. LLC (November 1998 -
                                                                     February 2001).

Roger B. Vincent(3)               Trustee          February 2002 -   President, Springwell Corporation (1989
7337 E. Doubletree Ranch Rd.                       Present           - Present). Formerly, Director Tatham
Scottsdale, AZ 85258                                                 Offshore, Inc. (1996 - 2000).
Born: 1945

Richard A. Wedemeyer(2)           Trustee          February 2001 -   Retired. Mr. Wedemeyer was formerly Vice
7337 E. Doubletree Ranch Rd.                       Present           President -- Finance and Administration,
Scottsdale, AZ 85258                                                 Channel Corporation (June 1996 - April
Born: 1936                                                           2002). Formerly Vice President,
                                                                     Operations and Administration, Jim
                                                                     Henson Productions. (1979 - 1997);
                                                                     Trustee, First Choice Funds (1997 -
                                                                     2001); and of each of the funds managed
                                                                     by ING Investment Management Co. LLC
                                                                     (1998 - 2001).
TRUSTEES WHO ARE "INTERESTED PERSONS"

Thomas J. McInerney(4)            Trustee          February 2001 -   Chief Executive Officer, ING U.S.
7337 E. Doubletree Ranch Rd.                       Present           Financial Services (September 2001 to
Scottsdale, AZ 85258                                                 present); General Manager and Chief
Born: 1956                                                           Executive Officer, ING U.S. Worksite
                                                                     Financial Services (December 2000 to
                                                                     present); Member, ING Americas Executive
                                                                     Committee (2001 to present); President,
                                                                     Chief Executive Officer and Director of
                                                                     Northern Life Insurance Company (2001 to
                                                                     present), ING Aeltus Holding Company,
                                                                     Inc. (2000 to present), ING Retail
                                                                     Holding Company (1998 to present).
                                                                     Formerly, ING Life Insurance and Annuity
                                                                     Company (1997 to November 2002); ING
                                                                     Retirement Holdings, Inc. (1997 to March
                                                                     2003). General Manager and Chief
                                                                     Executive Officer, ING Worksite Division
                                                                     (December 2000 to October 2001),
                                                                     President, ING-SCI, Inc. (August 1997 to
                                                                     December 2000); President, Aetna
                                                                     Financial Services (August 1997 to
                                                                     December 2000); Head of National
                                                                     Accounts, Core Sales and Marketing,
                                                                     Aetna U.S. Healthcare (April 1996 to
                                                                     March 1997)

                                NUMBER OF
                               PORTFOLIOS
                                 IN FUND
                                 COMPLEX
                               OVERSEEN BY        OTHER DIRECTORSHIPS
NAME, ADDRESS AND AGE            TRUSTEE            HELD BY TRUSTEE
---------------------          -----------        -------------------
INDEPENDENT TRUSTEES
Blaine E. Rieke(3)                111        Morgan Chase Trust Co.
7337 E. Doubletree Ranch Rd.                 (January 1998 - Present).
Scottsdale, AZ 85258
Born: 1933

Roger B. Vincent(3)               111        Director, AmeriGas Propane,
7337 E. Doubletree Ranch Rd.                 Inc. (1998 - Present).
Scottsdale, AZ 85258
Born: 1945
Richard A. Wedemeyer(2)           111        Touchstone Consulting Group
7337 E. Doubletree Ranch Rd.                 (1997 - Present).
Scottsdale, AZ 85258
Born: 1936

TRUSTEES WHO ARE "INTERESTED
Thomas J. McInerney(4)            165        Director, Hemisphere, Inc.
7337 E. Doubletree Ranch Rd.                 (May 2003 - Present). Trustee,
Scottsdale, AZ 85258                         ING Investors Trust (February
Born: 1956                                   2002 - Present); Director,
                                             Equitable Life Insurance Co.,
                                             Golden American Life Insurance
                                             Co., Life Insurance Company of
                                             Georgia, Midwestern United
                                             Life Insurance Co., ReliaStar
                                             Life Insurance Co., Security
                                             Life of Denver, Security
                                             Connecticut Life Insurance
                                             Co., Southland Life Insurance
                                             Co., USG Annuity and Life
                                             Company, and United Life and
                                             Annuity Insurance Co. Inc
                                             (March 2001 - Present);
                                             Trustee, Ameribest Life
                                             Insurance Co., (2001 - 2003);
                                             Trustee, First Columbine Life
                                             Insurance Co., (2001 - 2002);
                                             Member of the Board, National
                                             Commission on Retirement
                                             Policy, Governor's Council on
                                             Economic Competitiveness and
                                             Technology of Connecticut,
                                             Connecticut Business and
                                             Industry Association,
                                             Bushnell; Connecticut Forum;
                                             Metro Hartford Chamber of
                                             Commerce; and is Chairman,
                                             Concerned Citizens for
                                             Effective Government.

--------------------------------------------------------------------------------

                                                   TERM OF OFFICE
                                POSITION(S) HELD    AND LENGTH OF            PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE              WITH TRUST      TIME SERVED(1)           DURING THE PAST FIVE YEARS
---------------------           ----------------   --------------           --------------------------
TRUSTEES WHO ARE "INTERESTED
 PERSONS"
John G. Turner(5)                 Trustee          December 1993 -   Chairman, Hillcrest Capital Partners
7337 E. Doubletree Ranch Rd.                       Present           (May 2002 - Present); President, Turner
Scottsdale, AZ 85258                                                 Investment Company (January 2002 -
Born: 1939                                                           Present). Mr. Turner was formerly Vice
                                                                     Chairman of ING Americas (2000 - 2002);
                                                                     Chairman and Chief Executive Officer of
                                                                     ReliaStar Financial Corp. and ReliaStar
                                                                     Life Insurance Company (1993 - 2000);
                                                                     Chairman of ReliaStar United Services
                                                                     Life Insurance Company (1995 - 1998);
                                                                     Chairman of ReliaStar Life Insurance
                                                                     Company of New York (1995 - 2001);
                                                                     Chairman of Northern Life Insurance
                                                                     Company (1992 - 2001); Chairman and
                                                                     Trustee of the Northstar affiliated
                                                                     investment companies (1993 - 2001) and
                                                                     Director, Northstar Investment
                                                                     Management Corporation and its
                                                                     affiliates (1993 - 1999).

                                NUMBER OF
                               PORTFOLIOS
                                 IN FUND
                                 COMPLEX
                               OVERSEEN BY        OTHER DIRECTORSHIPS
NAME, ADDRESS AND AGE            TRUSTEE            HELD BY TRUSTEE
---------------------          -----------        -------------------
TRUSTEES WHO ARE "INTERESTED
 PERSONS"
John G. Turner(5)                 111        Director, Hormel Foods
7337 E. Doubletree Ranch Rd.                 Corporation (March 2000 -
Scottsdale, AZ 85258                         Present); Shopko Stores, Inc.
Born: 1939                                   (August 1999 - Present); and
                                             M.A. Mortenson Company (March
                                             2002 - Present).

------------------

(1) Trustees serve until their successors are duly elected and qualified, subject to the Board's retirement policy.

(2) Valuation Committee member.

(3) Audit Committee member.

(4) Mr. McInerney is an "interested person," as defined by the 1940 Act, because of his affiliation with ING U.S. Worksite Financial Services, an affiliate of ING Investments, LLC.

(5) Mr. Turner is an "interested person" as defined by the 1940 Act, because of his affiliation with ING Americas, an affiliate of ING Investments, LLC.

--------------------------------------------------------------------------------

                                                            TERM OF OFFICE
                                    POSITION(S) HELD         AND LENGTH OF               PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE                WITH THE TRUST         TIME SERVED(1)              DURING THE PAST FIVE YEARS
---------------------               ----------------        --------------              --------------------------
OFFICERS:

James M. Hennessy                  President and Chief      February 2001 -      President and Chief Executive Officer of
7337 E. Doubletree Ranch Rd.       Executive Officer        Present              ING Capital Corporation, LLC, ING Funds
Scottsdale, AZ 85258               Chief Operating                               Services, LLC, ING Advisors, Inc., ING
Born: 1949                         Officer                  June 2000 -          Investments, LLC, Lexington Funds
                                   Executive Vice           Present              Distributor, Inc., Express America T.C.
                                   President and            November 1999 -      Inc. and EAMC Liquidation Corp. (since
                                   Secretary                February 2001        December 2001); Executive Vice President
                                                                                 and Chief Operating Officer of ING Funds
                                                                                 Distributor, LLC (since June 2000).
                                                                                 Formerly, Executive Vice President and
                                                                                 Chief Operating Officer of ING
                                                                                 Quantitative Management, Inc. (October
                                                                                 2001 to September 2002); Senior
                                                                                 Executive Vice President (June 2000 to
                                                                                 December 2000) and Secretary (April 1995
                                                                                 to December 2000) of ING Capital
                                                                                 Corporation, LLC, ING Funds Services,
                                                                                 LLC, ING Investments, LLC, ING Advisors,
                                                                                 Inc., Express America T.C. Inc., and
                                                                                 EAMC Liquidation Corp.; and Executive
                                                                                 Vice President, ING Capital Corporation,
                                                                                 LLC and its affiliates (May 1998 to June
                                                                                 2000) and Senior Vice President, ING
                                                                                 Capital Corporation, LLC and its
                                                                                 affiliates (April 1995 to April 1998).

Michael J. Roland                  Executive Vice           February 2002 -      Executive Vice President, Chief
7337 E. Doubletree Ranch Rd.       President and            Present              Financial Officer and Treasurer of ING
Scottsdale, AZ 85258               Assistant Secretary                           Funds Services, LLC, ING Funds
Born: 1958                         Principal Financial      November 1999 -      Distributor, LLC, ING Advisors, Inc.,
                                   Officer                  Present              ING Investments, LLC (December 2001 to
                                   Senior Vice              November 1999 -      present), Lexington Funds Distributor,
                                   President                February 2002        Inc., Express America T.C. Inc. and EAMC
                                                                                 Liquidation Corp. (since December 2001).
                                                                                 Formerly, Executive Vice President,
                                                                                 Chief Financial Officer and Treasurer of
                                                                                 ING Quantitative Management, Inc.
                                                                                 (December 2001 to October 2002); Senior
                                                                                 Vice President, ING Funds Services, LLC,
                                                                                 ING Investments, LLC, and ING Funds
                                                                                 Distributor, LLC (June 1998 to December
                                                                                 2001) and Chief Financial Officer of
                                                                                 Endeavor Group (April 1997 to June
                                                                                 1998).

Stanley D. Vyner                   Executive Vice           November 1999 -      Executive Vice President of ING
7337 E. Doubletree Ranch Rd.       President                Present              Advisors, Inc. and ING Investments, LLC
Scottsdale, Arizona 85258                                                        (July 2000 to present) and Chief
Born: 1950                                                                       Investment Officer of the International
                                                                                 Portfolios, ING Investments, LLC (July
                                                                                 1996 to present). Formerly, President
                                                                                 and Chief Executive Officer of ING
                                                                                 Investments, LLC (August 1996 to August
                                                                                 2000).

Robert S. Naka                     Senior Vice              November 1999 -      Senior Vice President and Assistant
7337 E. Doubletree Ranch Rd.       President and            Present              Secretary of ING Funds Services, LLC,
Scottsdale, AZ 85258               Assistant Secretary                           ING Funds Distributor, LLC, ING
Born: 1963                                                                       Advisors, Inc., ING Investments, LLC
                                                                                 (October 2001 to present) and Lexington
                                                                                 Funds Distributor, Inc. (since December
                                                                                 2001). Formerly, Senior Vice President
                                                                                 and Assistant Secretary for ING
                                                                                 Quantitative Management, Inc. (October
                                                                                 2001 to October 2002); Vice President,
                                                                                 ING Investments, LLC (April 1997 to
                                                                                 October 1999), ING Funds Services, LLC
                                                                                 (February 1997 to August 1999) and
                                                                                 Assistant Vice President, ING Funds
                                                                                 Services, LLC (August 1995 to February
                                                                                 1997).

Kimberly A. Anderson               Vice President and       February 2001 -      Vice President and Assistant Secretary
7337 E. Doubletree Ranch Rd.       Secretary                Present              of ING Funds Services, LLC, ING Funds
Scottsdale, AZ 85258               Assistant Vice           November 1999 -      Distributor, LLC, ING Advisors, Inc.,
Born: 1964                         President and            February 2001        ING Investments, LLC (since October
                                   Assistant Secretary                           2001) and Lexington Funds Distributor,
                                                                                 Inc. (since December 2001). Formerly,
                                                                                 Vice President for ING Quantitative
                                                                                 Management, Inc. (October 2001 to
                                                                                 October 2002); Assistant Vice President
                                                                                 of ING Funds Services, LLC (November
                                                                                 1999 to January 2001) and has held
                                                                                 various other positions with ING Funds
                                                                                 Services, LLC for more than the last
                                                                                 five years.

Robyn L. Ichilov                   Vice President           November 1999 -      Vice President of ING Funds Services,
7337 E. Doubletree Ranch Rd.       and Treasurer            Present              LLC (since October 2001) and ING
Scottsdale, AZ 85258                                                             Investments, LLC (since August 1997);
Born: 1967                                                                       Accounting Manager, ING Investments, LLC
                                                                                 (since November 1995).

Lauren D. Bensinger                Vice President           February 2003 -      Vice President and Chief Compliance
7337 E. Doubletree Ranch Rd.                                Present              Officer, ING Funds Distributor, LLC.
Scottsdale, Arizona 85258                                                        (July 1995 - Present); Vice President
Born: 1954                                                                       (February 1996 - Present) and Chief
                                                                                 Compliance Officer (October 2001 -
                                                                                 Present) ING Investments, LLC; Vice
                                                                                 President and Chief Compliance Officer,
                                                                                 ING Advisors, Inc. (July 2000 -
                                                                                 Present), Vice President and Chief
                                                                                 Compliance Officer, ING Quantitative
                                                                                 Management, Inc. (July 2000 - September
                                                                                 2002), and Vice President, ING Fund
                                                                                 Services, LLC (July 1995 - Present).

--------------------------------------------------------------------------------

                                                            TERM OF OFFICE
                                    POSITION(S) HELD         AND LENGTH OF               PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE                WITH THE TRUST         TIME SERVED(1)              DURING THE PAST FIVE YEARS
---------------------               ----------------        --------------              --------------------------
OFFICERS:
Maria M. Anderson                  Assistant Vice           August 2001 -        Assistant Vice President of ING Funds
7337 E. Doubletree Ranch Rd.       President                Present              Services, LLC (since October 2001).
Scottsdale, AZ 85258                                                             Formerly, Manager of Fund Accounting and
Born: 1958                                                                       Fund Compliance, ING Investments, LLC
                                                                                 (September 1999 to November 2001);
                                                                                 Section Manager of Fund Accounting,
                                                                                 Stein Roe Mutual Funds (July 1998 to
                                                                                 August 1999); and Financial Reporting
                                                                                 Analyst, Stein Roe Mutual Funds (August
                                                                                 1997 to July 1998).

Todd Modic                         Assistant Vice           August 2001 -        Vice President of Financial
7337 E. Doubletree Ranch Rd.       President                Present              Reporting-Fund Accounting of ING Funds
Scottsdale, AZ 85258                                                             Services, LLC (September 2002 to
Born: 1967                                                                       present). Director of Financial
                                                                                 Reporting of ING Investments, LLC (since
                                                                                 March 2001). Formerly, Director of
                                                                                 Financial Reporting, Axient
                                                                                 Communications, Inc. (May 2000 to
                                                                                 January 2001) and Director of Finance,
                                                                                 Rural/Metro Corporation (March 1995 to
                                                                                 May 2000).

Susan P. Kinens                    Assistant Vice           February 2003 -      Assistant Vice President and Assistant
7337 E. Doubletree Ranch Rd.       President and            Present              Secretary, ING Funds Services, LLC
Scottsdale, AZ 85258               Assistant Secretary                           (December 2002 - Present); and has held
Born: 1976                                                                       various other positions with ING Funds
                                                                                 Services, LLC for the last five years.

------------------

(1) The officers hold office until the next annual meeting of the Trustees and until their successors have been elected and qualified.

      INVESTMENT MANAGER

      ING Investments, LLC
      7337 E. Doubletree Ranch Road
      Scottsdale, Arizona 85258

      ADMINISTRATOR

      ING Funds Services, LLC
      7337 E. Doubletree Ranch Road
      Scottsdale, Arizona 85258

      DISTRIBUTOR

      ING Funds Distributor, LLC
      7337 E. Doubletree Ranch Road
      Scottsdale, Arizona 85258
      1-800-992-0180

      TRANSFER AGENT

      DST Systems, Inc.
      P.O. Box 419368
      Kansas City, Missouri 64141-6368

      CUSTODIANS

      State Street Bank & Trust
      801 Pennsylvania Avenue
      Kansas City, Missouri 64105

      Brown Brothers Harriman
      40 Water Street
      Boston, Massachusetts 02109-3661

      LEGAL COUNSEL

      Dechert
      1775 Eye Street, N.W.
      Washington, D.C. 20006

      INDEPENDENT AUDITORS

      KPMG LLP
      99 High Street
      Boston, MA 02110-2371

      Contact your investment professional, or call (800) 992-0180 for a current ING Funds prospectus. The prospectuses contain more complete information on all charges, fees, risks and expenses. Please read the prospectus carefully before investing or sending money.


[ING FUNDS LOGO]                                     VPTRSAR0603-081803

SEMI-ANNUAL REPORT

SEMI-ANNUAL REPORT


[PHOTO OF COMPASS]

June 30, 2003


Class S

DOMESTIC EQUITY GROWTH PORTFOLIOS

ING VP Growth Opportunities Portfolio
ING VP LargeCap Growth Portfolio
ING VP MidCap Opportunities Portfolio
ING VP SmallCap Opportunities Portfolio

DOMESTIC EQUITY VALUE PORTFOLIOS

ING VP Large Company Value Portfolio
ING VP MagnaCap Portfolio

DOMESTIC EQUITY AND INCOME PORTFOLIO

ING VP Convertible Portfolio

INTERNATIONAL EQUITY PORTFOLIO

ING VP International Value Portfolio


                                                                [ING FUNDS LOGO]

                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

President's Letter......................................    1
Portfolio Managers' Reports.............................    2
Index Descriptions......................................   18
Statements of Assets and Liabilities....................   19
Statements of Operations................................   21
Statements of Changes in Net Assets.....................   23
Financial Highlights....................................   27
Notes to Financial Statements...........................   35
Portfolios of Investments...............................   45
Shareholder Meeting Information.........................   62
Trustee and Officer Information.........................   63

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                               PRESIDENT'S LETTER
--------------------------------------------------------------------------------

[PHOTO]

JAMES M. HENNESSY

Dear Shareholder,

It would be an understatement to refer to this past year as a challenging one for investors. In the past twelve months, there have been a number of events on the geopolitical front and numerous economic setbacks that have tested investor resilience.

We are now in the third year of one of the longest economic downturns in U.S. history. And although few of us will take much comfort in the fact that we have coped through a particularly challenging time, perhaps we should.

We at ING Funds remain optimistic about the future. We acknowledge the recent difficulties, but we also prefer to look at the positives that have emerged in the wake of those difficulties. For instance, the quick actions on the part of the financial industry and government regulators following a string of recent corporate scandals may have helped regain investor trust as well as introduce new accounting standards that may bring permanent improvements to our industry.

Although I do not wish to overstate my enthusiasm, I do believe that the gradual market upturn of recent months supports our long-held philosophy that it is important for investors to remain focused on their long-term goals and maintain reasonable expectations.

We remain committed to providing quality service and innovative products to help meet the needs of our investors, and we are excited and optimistic about the future.

On behalf of ING Funds, I thank you for your continued support and confidence and look forward to serving you in the future.

Sincerely,

/s/ James M. Hennessy
James M. Hennessy
President
ING Funds
August 15, 2003

ING VP GROWTH OPPORTUNITIES PORTFOLIO                 PORTFOLIO MANAGERS' REPORT
--------------------------------------------------------------------------------

PORTFOLIO MANAGEMENT: A team of investment professionals led by Matthew Price, CFA and David Campbell, ING Investments, LLC.*

GOAL: The ING VP Growth Opportunities Portfolio (the "Portfolio") seeks long-term growth of capital.

MARKET OVERVIEW: The first half of 2003 marked a return to positive territory for the S&P 500, with the Index increasing 11.77% for the six months ending June 30, 2003. The positive first half performance was led by a blistering 15.37% increase in the second quarter. Investors showed their fondness for equities once again, as the Iraqi War came to an end. Resolution of this conflict allowed investors to refocus on the markets, and less on the uncertain geo-political events abroad. The Federal Reserve and Washington both did their parts to create a favorable environment for equities compared to fixed income through a low interest rate environment and a tax rate reduction on dividends.

PERFORMANCE: For the six months ended June 30, 2003, the Portfolio's Class S shares, excluding any charges, provided a total return of 13.30% compared to the Russell 3000 Index and S&P 500, which returned 12.71% and 11.77%, respectively.

PORTFOLIO SPECIFICS: Relative performance was hurt by our below-market weighting in technology stocks. However, good stock selection in both the technology and health care sectors were positive factors, while exposure to the consumer staples retailing and energy sectors acted as a drag on performance. Strong performers included Amazon, Hewlett Packard, and Aetna U.S. Healthcare. Wal-Mart Stores and Nabors Industries negatively impacted results.

The second quarter marked a transitional period for the Portfolio. We began the stewardship of these assets in mid-April and have gradually reoriented the portfolio holdings. Our emphasis is on a broadly diversified portfolio of stocks that are chosen based on our expectation of continued earnings growth, ongoing relative price strength, and reasonable valuations.

MARKET OUTLOOK: The resurgence of stocks in the June quarter was a welcome relief after three years of wealth deflation. Most questions center around whether this most recent advance represents the beginning of a new upward trend or whether it is a false start reminiscent of the second and fourth quarters of 2000. The weight of the argument appears to us to lean towards the optimistic side, which does not imply that advances from here will be without interruptions. The Fed seems intent on maintaining liquidity and the tax cuts boost the appeal of stock investing. While the geopolitical questions and threats certainly still loom, on balance we believe investors' perception is one of relief. Stock valuations very much depend on predictions about future earnings streams. We think that the economy is likely to continue to grow and that the corporate cost cutting of the past few years should translate that growth into strong profit gains. Importantly, alternatives to stocks for long-term investors do not appear particularly appealing right now.

---------------

* A team of investment professionals led by Matthew Price, CFA and David Campbell, ING Investments, LLC assumed responsibility for the Portfolio on April 21, 2003.

PORTFOLIO MANAGERS' REPORT                 ING VP GROWTH OPPORTUNITIES PORTFOLIO
--------------------------------------------------------------------------------

                                                             AVERAGE ANNUAL TOTAL RETURNS
                                                          FOR THE PERIODS ENDED JUNE 30, 2003
                                                        ---------------------------------------
                                                                                SINCE INCEPTION
                                                        1 YEAR                      5/3/01
                                                        ------                      ------
Class S                                                 -6.58%                      -20.01%
Russell 3000 Index                                       0.77%                       -8.49%(1)
S&P 500 Index                                            0.25%                       -9.39%(1)

Based on a $10,000 initial investment, the table above illustrates the total return of ING VP Growth Opportunities Portfolio against the Russell 3000 Index and S&P 500 Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

Performance table does not reflect the deduction of taxes that a shareholder will pay on Portfolio distributions or the redemption of Portfolio shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Portfolio. Total return results would have been lower had there been no waiver to the Portfolio.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

Portfolio holdings are subject to change daily.

(1) Since inception performance for the index is shown from 5/1/01.

PRINCIPAL RISK FACTOR(S): Exposure to financial and market risks that accompany investments in equities. The Portfolio invests in small and medium-sized companies which may be more susceptible to price swings and less liquid than larger companies. This Portfolio invests in companies that the portfolio managers feel have the potential for rapid growth, which may give the portfolio a higher risk of price volatility than a portfolio that emphasizes other styles.

                See accompanying index descriptions on page 18.

ING VP LARGECAP GROWTH PORTFOLIO                      PORTFOLIO MANAGERS' REPORT
--------------------------------------------------------------------------------

PORTFOLIO MANAGER: Andrew J. Shilling, Senior Vice President and Partner, Wellington Management Company, LLP, the Sub-Adviser.*

GOAL: The ING VP LargeCap Growth Portfolio (the "Portfolio") seeks long-term capital appreciation.

MARKET OVERVIEW: The first half of 2003 marked a return to positive territory for the S&P 500, with the Index increasing 11.77% for the six months ending June 30, 2003. The positive first half performance was led by a blistering 15.37% increase in the second quarter. Investors showed their fondness for equities once again, as the Iraqi War came to an end. Resolution of this conflict allowed investors to refocus on the markets, and less on the uncertain geo-political events abroad. The Federal Reserve and Washington both did their parts to create a favorable environment for equities compared to fixed income through a low interest rate environment and a tax rate reduction on dividends.

PERFORMANCE: For the six months ended June 30, 2003, the Portfolio's Class S shares, excluding any charges, provided a total return of 14.67%, compared to the Russell 1000 Growth Index and S&P 500 Index, which returned 13.09% and 11.77%, respectively.

PORTFOLIO SPECIFICS: The Portfolio outperformed its benchmarks since June 4, 2003, returning 2.7%.* The Russell 1000 Growth benchmark performance was 0.8% for the same period.

Strong performance this month was significantly aided by out performance and an overweight position in the Healthcare sector. Our underweight position and strong stock selection offset weakness in Technology sector, and added to Portfolio performance.

For the six months ended June 30, 2003 the sources of the over performance were fairly evenly split between sector and stock selection. The largest sector bets were to under weight Consumer Staples stocks and to over weight Technology. Both decisions paid off as the former sector was a relatively weak, and the latter a relatively strong performer against the benchmarks. The beneficial effect of other sector decisions almost offset the drag from holding an average cash balance in a strong market. Good stock selection in the Technology and Health Care sectors more than compensated for adverse selection among Telecommunications stocks.

MARKET OUTLOOK: While we expect the recovery to continue at a more moderate pace as compared to prior cycles, our optimism has improved at the margin. The economic cycle is greatly influenced by psychology and the inventory cycle. Although the consumer has been supported by a housing refinance boom during the down cycle, business spending has been weak. Once corporate psychology improves to the point that pent up projects are released, the positive feedback loop of psychology and the inventory cycle can be put into play. Inventories remain at very low levels, so there is reason to believe that the boost to the economy from inventory growth could be substantial.

Meanwhile, government authorities are doing everything possible to set a recovery in motion. The combined monetary and fiscal stimulus of the Fed rate cuts, mortgage refinancings, and the most recent tax cut will continue to inject tremendous additional liquidity into the financial system.

In summary, the economic outlook has improved. Reduced geo-political uncertainty and aggressive economic policy conditions have lowered investors' risk aversion and improved capital market sentiment. This condition has reduced the financial distress of consumers, corporations and emerging markets government borrowers alike, setting the stage for improved growth in the quarters ahead. This enhanced economic backdrop should bode well for corporate profit growth and investor sentiment.

---------------

* Andrew J. Shilling, CFA Wellington Management Company, LLP assumed responsibility for the Portfolio on June 2, 2003.

PORTFOLIO MANAGERS' REPORT                      ING VP LARGECAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                                             AVERAGE ANNUAL TOTAL RETURNS
                                                          FOR THE PERIODS ENDED JUNE 30, 2003
                                                        ---------------------------------------
                                                                                SINCE INCEPTION
                                                        1 YEAR                      8/2/01
                                                        ------                      ------
Class S                                                 -3.96%                      -15.66%
Russell 1000 Growth Index                                2.94%                      -12.39%(1)
S&P 500 Index                                            0.25%                       -9.24%(1)

Based on a $10,000 initial investment, the table above illustrates the total return of ING VP LargeCap Growth Portfolio against the Russell 1000 Growth Index and S&P 500 Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

Performance table does not reflect the deduction of taxes that a shareholder will pay on Portfolio distributions or the redemption of Portfolio shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Portfolio. Total return results would have been lower had there been no waiver to the Portfolio.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

Portfolio holdings are subject to change daily.

(1) Since inception performance for the index is shown from 8/1/01.

PRINCIPAL RISK FACTOR(S): Exposure to financial and market risks that accompany investment in equities. The Portfolio invests in companies that the portfolio managers believe have the potential for rapid growth, which may give the portfolio a higher risk of price volatility and less liquidity than a portfolio that emphasizes other styles. The Portfolio may invest in mid-sized companies, which may be more susceptible to price swings than larger companies. International investing does pose special risks including currency fluctuations, economic and political risks not found in investments that are solely domestic. Risks of foreign investing are generally intensified for investments in emerging markets.

                See accompanying index descriptions on page 18.

ING VP MIDCAP OPPORTUNITIES PORTFOLIO                 PORTFOLIO MANAGERS' REPORT
--------------------------------------------------------------------------------

PORTFOLIO MANAGEMENT: A team of investment professionals led by Matthew Price, CFA and David Campbell, ING Investments, LLC.*

GOAL: The ING VP MidCap Opportunities Portfolio (the "Portfolio") seeks long-term capital appreciation.

MARKET OVERVIEW: The first half of 2003 marked a return to positive territory for the S&P MidCap 400 Index (S&P 400), with the Index increasing 12.42% for the six months ending June 30, 2003. The positive first half performance was led by a blistering 17.64% increase in the second quarter. Investors showed their fondness for equities once again, as the Iraqi War came to an end. Resolution of this conflict allowed investors to refocus on the markets, and less on the uncertain geo-political events abroad. The Federal Reserve and Washington both did their parts to create a favorable environment for equities compared to fixed income through a low interest rate environment and a tax rate reduction on dividends.

PERFORMANCE: For the six months ended June 30, 2003, the Portfolio's Class S shares, excluding any charges, provided a total return of 17.23% compared to the Russell MidCap Growth and S&P 400, which returned 18.74% and 12.42%, respectively.

PORTFOLIO SPECIFICS: The outperformance in the first three months of the year was largely attributable to the Portfolio's health care, information technology and energy holdings, offset somewhat by weaker results from the materials and industrial sectors. Consistent with our longstanding strategy, the Portfolio remained significantly overweight in information technology, health care and energy stocks, all of which held up well during a volatile quarter. Within the "Life Sciences Revolution" category, Biovail (a manufacturer of advanced drug delivery technologies) was the Portfolio's top performer. Media and telecommunications stocks also helped the Portfolio's tech holdings outperform during this period, especially such companies as Echostar and Comverse Technology. The decision to increase the Portfolio's weighting to gas and oil exploration stocks also provided to be fortuitous in light of global supply concerns. The Portfolio's exposure to industrial companies was cut in half by selling Parker Hannafin and discount air carrier Ryanair. Another significant portfolio reduction was in "The New Consumer" category, where Coach, Ralph Lauren, Pier I, and Williams-Sonoma were sold.

The second quarter marked a transitional period for the Portfolio. We began the stewardship of these assets in mid-April and have gradually reoriented the portfolio holdings. Our emphasis is on a broadly diversified portfolio of stocks that are chosen based on our expectation of continued earnings growth, ongoing relative price strength, and reasonable valuations. Performance was helped by favorable sector allocation and stock selection. Exposure to the health care and technology sectors were positive factors, while positions in consumer staples and business services acted as a drag on performance. Examples of positive stock selection were Veritas Software, Yahoo, and Omnicare. Conversely, among the holdings that negatively impacted results were Abercrombie & Fitch, Expeditors Intl., and Staples.

MARKET OUTLOOK: The resurgence of stocks in the June quarter was a welcome relief after three years of wealth deflation. Most questions center around whether this advance represents the beginning of a long upward trend or whether it is a false start reminiscent of the second and fourth quarters of 2001 when the Russell MidCap Growth Index posted a strong advance only to decline sharply in 2002. The weight of the argument appears to us to lean towards the optimistic side, which does not imply that advances from here will be without interruptions. Stock valuations very much depend on predictions about future earnings streams. We think that the corporate cost cutting of the past few years should translate that growth into strong profit gains. Importantly, alternatives to stocks for long-term investors do not appear particularly appealing right now.

---------------

* A team of investment professionals led by Matthew Price, CFA and David Campbell, ING Investments, LLC assumed responsibility for the Portfolio on April 21, 2003.

PORTFOLIO MANAGERS' REPORT                 ING VP MIDCAP OPPORTUNITIES PORTFOLIO
--------------------------------------------------------------------------------

                                                         AVERAGE ANNUAL TOTAL RETURNS FOR THE
                                                              PERIODS ENDED JUNE 30, 2003
                                                        ---------------------------------------
                                                                                SINCE INCEPTION
                                                        1 YEAR                      5/7/01
                                                        ------                      ------
Class S                                                  0.38%                      -13.18%
Russell MidCap Growth Index                              7.35%                      -10.44%(1)
S&P MidCap 400 Index                                    -0.71%                       -1.67%(1)

Based on a $10,000 initial investment, the table above illustrates the total return of ING VP MidCap Opportunities Portfolio against the Russell MidCap Growth Index and S&P MidCap 400 Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

Performance table does not reflect the deduction of taxes that a shareholder will pay on Portfolio distributions or the redemption of Portfolio shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Portfolio. Total returns would have been lower had there been no waiver to the Portfolio.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

Portfolio holdings are subject to change daily.

(1) Since inception performance for the index is shown from 5/1/01.

PRINCIPAL RISK FACTOR(S): Exposure to financial and market risks that accompany investments in equities. In exchange for higher growth potential, investing in stocks of smaller medium-sized companies may entail greater price variability than investing in stocks of larger companies.

                See accompanying index descriptions on page 18.

ING VP SMALLCAP OPPORTUNITIES PORTFOLIO               PORTFOLIO MANAGERS' REPORT
--------------------------------------------------------------------------------

PORTFOLIO MANAGEMENT: A team of investment professionals led by Matthew Price, CFA and David Campbell, ING Investments, LLC.*

GOAL: The ING VP Small Cap Opportunities Portfolio (the "Portfolio") seeks capital appreciation.

MARKET OVERVIEW: The first half of 2003 marked a return to positive territory for the Russell 2000 Index, with the Index increasing 17.88% for the six months ending June 30, 2003. The positive first half performance was led by a blistering 23.42% increase in the second quarter as small-cap stocks continued to outperform their large-cap brethren. Investors showed their fondness for equities once again, as the Iraqi War came to an end. Resolution of this conflict allowed investors to refocus on the markets, and less on the uncertain geo-political events abroad. The Federal Reserve and Washington both did their parts to create a favorable environment for equities compared to fixed income through a low interest rate environment and a tax rate reduction on dividends.

PERFORMANCE: For the six months ended June 30, 2003, the Portfolio's Class S shares, excluding any charges, provided a total return of 13.29% compared to the Russell 2000 Growth Index and Russell 2000 Index, which returned 19.33% and 17.88%, respectively.

PORTFOLIO SPECIFICS: During the first three months of this reporting period, the source of the underperformance was mainly stock selection in the health care and technology sectors. We estimate that these accounted for approximately half and one quarter of the underperformance, respectively. Sector selection also detracted from performance as an overweight in technology, which was a laggard for most of the period, held back results, as did an underweight in the financial sector, which was relatively strong.

The second quarter marked a transitional period for the Portfolio. We began the stewardship of these assets in mid-April and have gradually reoriented the portfolio holdings. Our emphasis is on a broadly diversified portfolio of small-capitalization stocks that are chosen based on our expectation of continued earnings growth, ongoing relative price strength and reasonable valuations. Performance in the second half of the reporting period was helped by favorable sector allocation and stock selection. Exposure to the health care and technology sectors were positive factors, while the consumer staples and financial services acted as a drag on performance. Examples of positive stock selection were Sandisk, Inamed, and Digital River. Southwest Bancorporation, Flowers Foods, and Chico's negatively affected performance.

MARKET OUTLOOK: The resurgence of stocks in the June quarter was a welcome relief after three years of wealth deflation. Most questions center around whether this advance represents the beginning of a long upward trend or whether it is a false start reminiscent of the second and fourth quarters of 2001 when the Russell 2000 Growth Index advanced 18% and 26%, respectively, only to be crushed in 2002. The weight of the argument appears to us to lean towards the optimistic side, which does not imply that advances from here will be without interruptions. Stock valuations very much depend on predictions about future earnings streams. We think that the economy is likely to continue to grow, and that the corporate cost cutting of the past few years should translate that growth into strong profit gains. Importantly, alternatives to stocks for long-term investors do not appear particularly appealing right now.

---------------

* A team of investment professionals led by Matthew Price, CFA and David Campbell, ING Investments, LLC assumed responsibility for the Portfolio on April 21, 2003.

PORTFOLIO MANAGERS' REPORT               ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
--------------------------------------------------------------------------------

                                                         AVERAGE ANNUAL TOTAL RETURNS FOR THE
                                                             PERIODS ENDED JUNE 30, 2003
                                                       ----------------------------------------
                                                                                SINCE INCEPTION
                                                       1 YEAR                       5/3/01
                                                       ------                       ------
Class S                                                -13.40%                      -24.26%
Russell 2000 Growth Index                                0.69%                      -10.12%(1)
Russell 2000 Index                                      -1.64%                       -2.20%(1)

Based on a $10,000 initial investment, the table above illustrates the total return of ING VP SmallCap Opportunities Portfolio against the Russell 2000 Growth Index and Russell 2000 Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

Performance table does not reflect the deduction of taxes that a shareholder will pay on Portfolio distributions or the redemption of Portfolio shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Portfolio. Total return results would have been lower had there been no waiver to the Portfolio.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

Portfolio holdings are subject to change daily.

(1) Since inception performance for the index is shown from 5/1/01.

PRINCIPAL RISK FACTOR(S): Exposure to financial and market risks that accompany investment in equities. The Portfolio invests in smaller companies which may be more susceptible to price volatility and are less liquid than larger companies.

                See accompanying index descriptions on page 18.

ING VP LARGE COMPANY VALUE PORTFOLIO                  PORTFOLIO MANAGERS' REPORT
--------------------------------------------------------------------------------

PORTFOLIO MANAGEMENT: A team of investment professionals led by William F. Coughlin, CFA, ING Investments, LLC.*

GOAL: The ING VP Large Company Value Portfolio (the "Portfolio") seeks long-term capital appreciation through investment in a diversified portfolio consisting primarily of common stocks of large companies. Income is a secondary objective.

MARKET OVERVIEW: The first half of 2003 marked a return to positive territory for the S&P 500 Index, with the Index increasing 11.77% for the six months ending June 30, 2003. The positive first half performance was led by a blistering 15.37% increase in the second quarter. Investors showed their fondness for equities once again, as the Iraqi War came to an end. Resolution of this conflict allowed investors to refocus on the markets, and less on the uncertain geo-political events abroad. The Federal Reserve and Washington both did their parts to create a favorable environment for equities compared to fixed income through a low interest rate environment and a tax rate reduction on dividends.

PERFORMANCE: For the six months ended June 30, 2003, the Portfolio's Class S shares, excluding any charges, returned 10.06% compared to the S&P Barra Value Index and S&P 500, which returned 12.29% and 11.77%, respectively.

PORTFOLIO SPECIFICS: During this period, the primary source of the underperformance was sector selection, although the components were individually small. In the largest case, utilities were the best performing sector in the Index, but were under weighted in the portfolio. By contrast, the aggregate effects of stock selection were minor, although some of the components were individually significant. Stock selection in financials and the consumer sectors had an adverse effect on performance, while stock selection in health care and industrials was positive. Over the last six months, portfolio sector weights underwent significant change. The primary change was to move to an overweight in financials and reduce the underweight in the consumer sectors. This was financed by increased underweights in technology and health care. However, our security selection in the financial services sector was disappointing. Specifically, Freddie Mac and Fannie Mae (both government-sponsored enterprises engaged in the mortgage markets) were hampered by various accounting issues and management resignations. Both stocks have declined as considerable debate has emerged as how best to reflect hedging strategies in their public financial statements.

MARKET OUTLOOK: Value stocks have recently been trailing their growth counterparts. While we believe this is a short-term reactionary move, equities across the spectrum appear to be reasonably priced. This, in combination with low interest rates and fairly indifferent/low consumer sentiment, makes for one of the most attractive investment opportunities we have seen in several years. Considering such factors as stock market fear, post-war reconstruction uncertainty, record low interest rates and a business environment that has been extremely conservative, we believe the upside potential for our equity market far exceeds the downside risk.

---------------

* A team of investment professionals led by William F. Coughlin, CFA, ING Investments, LLC assumed responsibility for the Portfolio on April 21, 2003.

PORTFOLIO MANAGERS' REPORT                  ING VP LARGE COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                                             AVERAGE ANNUAL TOTAL RETURNS
                                                          FOR THE PERIODS ENDED JUNE 30, 2003
                                                        ---------------------------------------
                                                                                SINCE INCEPTION
                                                        1 YEAR                      7/31/01
                                                        ------                      -------
Class S                                                 -5.65%                      -5.55%
S&P Barra Value Index                                   -1.84%                      -9.94%(1)
S&P 500 Index                                            0.25%                      -9.24%(1)

Based on a $10,000 initial investment, the table above illustrates the total return of the ING VP Large Company Value Portfolio against the S&P Barra Value Index and the S&P 500 Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

Performance table does not reflect the reduction of taxes that a shareholder will pay on Portfolio distributions or the redemption of Portfolio shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Portfolio. Total return results would have been lower had there been no waiver to the Portfolio.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

Portfolio holdings are subject to change daily.

(1) Since inception performance for the index is shown from 8/1/01.

PRINCIPAL RISK FACTOR(S): Exposure to financial and market risks that accompany investments in equities. In exchange for higher growth potential, investing in stocks of small and medium-sized companies may entail greater price variability than investing in stocks of larger companies. The Portfolio may also invest in foreign securities. International investing does pose special risks, including currency fluctuations, economic and political risks not found in investments that are solely domestic.

                See accompanying index descriptions on page 18.

ING VP MAGNACAP PORTFOLIO                             PORTFOLIO MANAGERS' REPORT
--------------------------------------------------------------------------------

PORTFOLIO MANAGEMENT: A team of investment professionals led by William F. Coughlin, CFA, ING Investments, LLC.*

GOAL: The ING VP MagnaCap Portfolio ("the Portfolio") seeks growth of capital, with dividend income as a secondary consideration.

MARKET OVERVIEW: The first half of 2003 marked a return to positive territory for the S&P 500, with the Index increasing 11.77% for the six months ending June 30, 2003. The positive first half performance was led by a blistering 15.37% increase in the second quarter. Investors showed their fondness for equities once again, as the Iraqi War came to an end. Resolution of this conflict allowed investors to refocus on the markets, and less on the uncertain geo-political events abroad. The Federal Reserve and Washington both did their parts to create a favorable environment for equities compared to fixed income through a low interest rate environment and a tax rate reduction on dividends.

PERFORMANCE: For the six months ended June 30, 2003, the Portfolio's Class S shares, excluding any charges, provided a total return of 11.32% compared to the S&P Barra Value Index and S&P 500, which returned 12.29% and 11.77%, respectively.

PORTFOLIO SPECIFICS: During this period, the primary source of the underperformance was sector selection, although the components were individually small. In the largest case, we underweighted utilities, which was the best performing sector in the Index. By contrast, the aggregate effect of stock selection was minor, although some of the components were individually significant. Stock selection in financials and the consumer sectors had an adverse effect on performance, while stock selection in health care and industrials was positive. Over the last six months, portfolio sector weights underwent significant change. The primary change was to move to an overweight in financials and reduced the underweight in the consumer sectors. This was financed by increased underweights in technology and health care. However, our security selection in the financial services sector has been disappointing. Specifically, Freddie Mac and Fannie Mae (both government-sponsored enterprises engaged in the mortgage markets) were hampered by various accounting issues and management resignations. Both stocks have declined as considerable debate has emerged as how best to reflect hedging strategies in their public financial statements.

MARKET OUTLOOK: Value stocks have recently been trailing their growth counterparts. While we believe this is a short-term reactionary move, equities across the spectrum are very reasonably priced today. This, in combination with low interest rates and fairly indifferent/low consumer sentiment, makes for one of the best investment opportunities we have seen in at least five years. Adding in such factors as stock market fear, post-war reconstruction uncertainty, record low interest rates, and a business environment that has been extremely conservative, we believe the upside potential for our equity market far exceeds the downside risk.

---------------

* A team of investment professionals led by William F. Coughlin, CFA, ING Investments, LLC assumed responsibility for the Portfolio on April 21, 2003.

PORTFOLIO MANAGERS' REPORT                             ING VP MAGNACAP PORTFOLIO
--------------------------------------------------------------------------------

                                                             AVERAGE ANNUAL TOTAL RETURNS
                                                          FOR THE PERIODS ENDED JUNE 30, 2003
                                                        ---------------------------------------
                                                                                SINCE INCEPTION
                                                        1 YEAR                      5/3/01
                                                        ------                      ------
Class S                                                 -5.53%                       -9.40%
S&P Barra Value Index                                   -1.84%                      -10.51%(1)
S&P 500 Index                                            0.25%                       -9.39%(1)

Based on a $10,000 initial investment, the table above illustrates the total return of ING VP MagnaCap Portfolio against the S&P Barra Value Index and S&P 500 Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

Performance table does not reflect the deduction of taxes that a shareholder will pay on Portfolio distributions or the redemption of Portfolio shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Portfolio. Total return results would have been lower had there been no waiver to the Portfolio.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

Portfolio holdings are subject to change daily.

(1) Since inception performance for the index is shown from 5/1/01.

PRINCIPAL RISK FACTOR(S): Exposure to financial and market risks that accompany investments in equities. International investing does pose special risks including currency fluctuation, economical and political risks not found in domestic investments. The value of convertible debt may fall when interest rates rise.

                See accompanying index descriptions on page 18.

ING VP CONVERTIBLE PORTFOLIO                          PORTFOLIO MANAGERS' REPORT
--------------------------------------------------------------------------------

PORTFOLIO MANAGEMENT: A team of investment professionals led by Anuradha Sahai, Vice President, ING Investments, LLC*

GOAL: The ING VP Convertible Portfolio (the "Portfolio") seeks maximum total return, consisting of capital appreciation and current income.

MARKET OVERVIEW: The first half of 2003 was marked by improved economic numbers in the U.S. economy, fueled further by the victory in Iraq and the President's tax cuts. Corporate earnings for the first quarter of 2003 also came in generally better than expectations. Thus the equity markets posted positive returns during this period. The credit markets also improved with bond spreads tightening dramatically. As a result, convertibles rallied with both stock and bond markets.

The increasingly bullish tone of the U.S. financial markets led to the comeback of sectors that were out of favor last year, with technology, telecom and utility sectors posting the strongest returns.

With the rally in the equity markets, the convertible market witnessed record new issuance in May and June, bringing year to date new issuance up to $54 billion versus $55 billion for all of 2002. With rates at all time lows and equity markets on an up trend, companies have been opportunistic about refinancing more expensive debt and raising additional capital in the convertible market, which has been supply hungry.

PERFORMANCE: For the six months ended June 30, 2003, the Portfolio's Class S shares, excluding any charges, returned 10.80%, compared to 14.86% for the First Boston Convertible Index.

PORTFOLIO SPECIFICS: The Portfolio underperformed its peers and benchmark partly due to its defensive positioning. Thanks in large part to the strength in the high yield market, speculative grade securities outpaced higher quality convertibles significantly during the quarter. Distressed securities in the technology, telecom equipment and utility sectors were particularly strong. The Portfolio is under exposed to the riskier names in the market. Hence, the Portfolio under performed in these sectors.

Individual security selection generally contributed positively to Portfolio performance during the period. Security selection was particularly successful in the staples and financial sectors where the Portfolio was overweight. This was somewhat offset by under performance in the healthcare and materials sector, primarily due to the under weightings of these sectors during this period.

MARKET OUTLOOK: We believe the recent surge in the equity markets, led by over optimism in the strength of the economy, is unsustainable in the near term. Economic indicators are improving, albeit gradually. Despite the Fed easing further in the last week of June, we think the profitability outlook for firms will only slowly improve. Many companies have recently announced lower guidance for earnings going forward for the remainder of the year. Businesses simply do not have much pricing power and thus inflation should remain under control during the economic recovery. We believe a market correction may occur in the second half of the year as investors realize economic growth is more moderate than current expectations.

In these volatile times, we believe that convertible securities are attractive relative to comparable alternative asset classes. We continue to be opportunistic in adding to existing positions while looking for new companies across the spectrum that may benefit from a gradually recovering economy, as we expect the market will reward companies that typically benefit in the recovery part of the cycle.

A bottom up approach, which relies on fundamental analysis and careful security selection within our broader top down sector positioning strategy, continues to be the foundation for our investment decisions.

---------------

* A team of investment professionals led by Anuradha Sahai, Vice President, ING Investments, LLC assumed responsibility for the Portfolio on April 21, 2003.

PORTFOLIO MANAGERS' REPORT                          ING VP CONVERTIBLE PORTFOLIO
--------------------------------------------------------------------------------

                                                             AVERAGE ANNUAL TOTAL RETURNS
                                                          FOR THE PERIODS ENDED JUNE 30, 2003
                                                        ---------------------------------------
                                                                                SINCE INCEPTION
                                                        1 YEAR                      8/20/01
                                                        ------                      -------
Class S                                                  7.17%                       4.76%
First Boston Convertible Index                          15.46%                       3.15%(1)

Based on a $10,000 initial investment, the table above illustrates the total return of ING VP Convertible Portfolio against the First Boston Convertible Index. The Index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

Performance table does not reflect the deduction of taxes that a shareholder will pay on Portfolio distributions or the redemption of Portfolio shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Portfolio. Total return results would have been lower had there been no waiver to the Portfolio.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

Portfolio holdings are subject to change daily.

(1) Since inception performance for the index is shown from 9/1/01.

PRINCIPAL RISK FACTOR(S): The credit standing of the issuer and other factors may affect the investment value of a convertible security. The market value of convertible debt securities tends to vary inversely with the level of interest rates. Lower rated securities may be less liquid than higher quality investments. This Portfolio also has exposure to financial, market and interest rate risks. Higher yields reflect the higher credit risks associated with certain lower rated securities in the portfolio and in some cases, the lower market prices for those instruments. The Portfolio may also invest in small and medium sized companies, which may be more susceptible to greater price volatility than larger companies.

                See accompanying index descriptions on page 18.

ING VP INTERNATIONAL VALUE PORTFOLIO                  PORTFOLIO MANAGERS' REPORT
--------------------------------------------------------------------------------

PORTFOLIO MANAGEMENT TEAM: Brandes' LargeCap Investment Committee, Brandes Investment Partners, LLC, the Sub-Adviser.*

GOAL: The ING VP International Value Portfolio (the "Portfolio") seeks long-term capital appreciation.

MARKET OVERVIEW: During the six-month period ended June 30, 2003 market behavior shifted from risk-aversion towards more confident opportunity seeking. In dollar terms, the MSCI EAFE Index rose 9.9%, Europe rose 8.6% while Japan rose 2.3%. Emerging markets were the stellar performers, rising 13.9% overall, where several individual emerging countries were up each over 50%. Germany was the leader in developed markets, rising 17.9% through June. World market declines into March were acute, as war and deflation fears together raised questions of systemic risk. Within days of the onset of war, a sharp reversal rally began from oversold lows, which has continued since.

Driving markets higher is the expectation for economic recovery and sharply lower interest rates. Through the end of the period, evidence of recovery is thin. Markets are for now willing to ignore short-term weaker news while betting on a stronger second half. The logic is consistent with market history, as is the potential for disappointment.

Economic news in developed countries was relatively weak. In the Euro zone, GDP growth stalled after an anemic bounce back to 1.2% during 2002. Adding pressure to Europe's competitiveness was the 20% fall in the dollar versus the euro. Germany in particular looks close to deflationary conditions, but is absent a credible recovery strategy. Japan emerged from recession, at least temporarily, showing GDP growth of 2.7% in the first quarter of 2003. Japanese stocks made new 20-year lows during the first half, but then rebounded with world markets. Little, if any, progress was made towards structural reform.

PERFORMANCE: For the six months ended June 30, 2003, the Portfolio's Class S shares, excluding any charges, provided a total return of 5.94% compared to the MSCI EAFE Index, which returned 9.85%.

PORTFOLIO SPECIFICS: Relative performance was affected by the powerful surge in lower quality stocks, and the portfolio's relatively light weighting in such names. We are biased in our long-term experience to own financially strong companies, and from time to time, lower quality wins out. The portfolio remained well diversified. Attractive valuations, negative sentiment and multi-pronged economic stimulus provided an opportunity to become more aggressive. As a result, the portfolio was underweight consumer staples and 2% underweight healthcare. Financials were underweight by 4% due to an increased risk of lower asset quality at many banks. Energy was somewhat overweight as valuations and dividend yields were favorable. Deutsche Bank's 44% rise was the largest positive contributor to performance, as global investment banks came back into favor. Teva Pharmaceutical rose 48% as earnings continued to rise. Also strong was newly purchased Yukos, which soared 55%. Yukos is a major Russian oil company with rapid production growth and undervalued assets. Sony was a disappointment, falling 40% after a profit shortfall. Japanese retailer Ito-Yokado declined 18% as severe competition hurt earnings.

MARKET OUTLOOK: Although long-term economic imbalances still exist globally, the near-term outlook has improved. Stocks have enjoyed a strong rally since the March lows. Economic stimulus in the form of tax cuts and falling interest rates are significant. Globally, economies are still weak but due to lower rates and an expected pick up in the U.S., there is reason to be more positive. There are even some positive signs in Germany and Japan. German labor reform is progressing and new tax cuts are likely to be implemented. Japanese growth, although muted, is somewhat better than expected. Profits at Japanese companies have been relatively good as cost cutting continues. More cautiously, the strong Euro will likely further pressure European economies and corporate profits. Given the strong move up in stocks, valuation is considerably less attractive.

---------------

* Effective June 30, 2003 ING Investments, LLC assumed direct management of the Portfolio.

PORTFOLIO MANAGERS' REPORT                  ING VP INTERNATIONAL VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                                             AVERAGE ANNUAL TOTAL RETURNS
                                                          FOR THE PERIODS ENDED JUNE 30, 2003
                                                        ---------------------------------------
                                                                                SINCE INCEPTION
                                                        1 YEAR                      3/19/02
                                                        ------                      -------
Class S                                                 -8.42%                      -11.30%
MSCI EAFE Index                                         -6.06%                       -6.35%(1)

Based on a $10,000 initial investment, the table above illustrates the total return of ING VP International Value Portfolio against the MSCI EAFE Index. The Index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

Performance table does not reflect the deduction of taxes that a shareholder will pay on Portfolio distributions or the redemption of Portfolio shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Portfolio. Total return results would have been lower had there been no waiver to the Portfolio.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

Portfolio holdings are subject to change daily.

(1) Since inception performance for the index is shown from 5/1/94.

PRINCIPAL RISK FACTOR(S): Exposure to financial and market risks that accompany investments in equities. International investing does pose special risks including currency fluctuation, economic, and political risks not found in domestic investments. In exchange for higher growth potential, investing in stocks of small and medium-sized companies may entail greater price volatility than investing in stocks of larger companies.

                See accompanying index descriptions on page 18.

                               INDEX DESCRIPTIONS
--------------------------------------------------------------------------------

The FIRST BOSTON CONVERTIBLE INDEX is an unmanaged index that measures the performance of a universe of convertible securities that are similar, but not identical to those in the Portfolio's investment portfolio.

The MSCI EAFE INDEX is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australia and the Far East.

The RUSSELL MIDCAP GROWTH INDEX measures the performance of those companies included in the Russell MidCap Index with relatively higher price-to-book ratios and higher forecasted growth values.

The RUSSELL 1000 GROWTH INDEX is an unmanaged index that measures the performance of those companies in the Russell 1000 Index with higher than average price-to-book ratios and forecasted growth.

The RUSSELL 2000 INDEX is an unmanaged index that measures the performance of securities of smaller U.S. companies.

The RUSSELL 2000 GROWTH INDEX is an unmanaged index that measures the performance of securities of smaller U.S. companies with greater-than-average growth orientation.

The RUSSELL 3000 INDEX is an unmanaged index that measures the performance of 3000 U.S. companies based on total market capitalization.

The S&P BARRA VALUE INDEX is a capitalization weighted index of all stocks in the S&P 500 Index that have ratios. It is designed so that approximately 50% of the market low price-to-book capitalization of the S&P 500 Index is in the S&P Barra Value Index.

The S&P 500 INDEX is an unmanaged index that measures the performance of securities of approximately 500 large capitalization companies whose securities are traded on major U.S. stock markets.

The S&P MIDCAP 400 INDEX is an unmanaged index that measures the performance of the mid-size company segment of the U.S. market.

                           All indices are unmanaged.
                An investor cannot invest directly in an index.

      STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

                                                                 ING VP            ING VP           ING VP             ING VP
                                                                 GROWTH           LARGECAP          MIDCAP            SMALLCAP
                                                              OPPORTUNITIES        GROWTH        OPPORTUNITIES      OPPORTUNITIES
                                                                PORTFOLIO        PORTFOLIO         PORTFOLIO          PORTFOLIO
                                                                ---------        ---------         ---------          ---------
ASSETS:
Investments in securities at value*                            $20,409,679       $1,790,433       $13,155,040       $112,613,028
Short-term investments at amortized cost                           596,000           28,000           426,000          9,195,000
Cash                                                                   568              111               252                519
Receivables:
  Investment securities sold                                       155,736           63,973                --            223,004
  Portfolio shares sold                                            122,836           13,353            27,125            308,024
  Dividends and interest                                             4,081              492             2,506              3,884
Prepaid expenses                                                        37               --                --              1,585
Reimbursement due from manager                                       6,142            2,072             6,353             14,455
                                                               -----------       ----------       -----------       ------------
  Total assets                                                  21,295,079        1,898,434        13,617,276        122,359,499
                                                               -----------       ----------       -----------       ------------
LIABILITIES:
Payable for investment securities purchased                        352,417           59,975            63,850          2,779,762
Payable for portfolio shares redeemed                                  878               --            18,686             19,837
Payable to affiliates                                               16,573            1,628             9,822             89,013
Payable for trustee fees                                               755            1,206               416              5,042
Other accrued expenses and liabilities                              21,510           19,718            24,133             69,836
                                                               -----------       ----------       -----------       ------------
  Total liabilities                                                392,133           82,527           116,907          2,963,490
                                                               -----------       ----------       -----------       ------------
NET ASSETS                                                     $20,902,946       $1,815,907       $13,500,369       $119,396,009
                                                               ===========       ==========       ===========       ============
NET ASSETS WERE COMPRISED OF:
Paid-in capital                                                 28,077,578        2,117,662        14,813,550        193,662,135
Accumulated net investment loss                                    (44,778)          (6,468)          (29,848)          (413,839)
Accumulated net realized loss on investments                    (9,447,417)        (389,657)       (2,440,816)       (91,765,502)
Net unrealized appreciation of investments                       2,317,563           94,370         1,157,483         17,913,215
                                                               -----------       ----------       -----------       ------------
NET ASSETS                                                     $20,902,946       $1,815,907       $13,500,369       $119,396,009
                                                               ===========       ==========       ===========       ============
------------------
* Cost of investments in securities                            $18,092,116       $1,696,063       $11,997,557       $ 94,699,813

CLASS R:
  Net assets                                                   $ 5,335,957              n/a       $ 9,674,601       $ 68,726,667
  Shares authorized                                              unlimited              n/a         unlimited          unlimited
  Par value                                                    $      0.01              n/a       $      0.01       $       0.01
  Shares outstanding                                             1,251,960              n/a         1,834,838          5,694,689
  Net asset value and redemption price per share               $      4.26              n/a       $      5.27       $      12.07
CLASS S:
  Net assets                                                   $15,566,989       $1,815,907       $ 3,825,768       $ 50,669,342
  Shares authorized                                              unlimited        unlimited         unlimited          unlimited
  Par value                                                    $      0.01       $     0.01       $      0.01       $       0.01
  Shares outstanding                                             3,652,575          252,450           730,379          4,216,708
  Net asset value and redemption price per share               $      4.26       $     7.19       $      5.24       $      12.02

                 See Accompanying Notes to Financial Statements

--------------------------------------------------------------------------------

                                                                 ING VP                                               ING VP
                                                              LARGE COMPANY        ING VP           ING VP         INTERNATIONAL
                                                                  VALUE           MAGNACAP        CONVERTIBLE          VALUE
                                                                PORTFOLIO         PORTFOLIO        PORTFOLIO         PORTFOLIO
                                                                ---------         ---------        ---------         ---------
ASSETS:
Investments in securities at value*                            $1,646,817        $22,671,200      $2,372,700        $85,709,986
Short-term investments at amortized cost                           66,000            849,000         140,000                 --
Cash                                                                   62                603             984          7,305,248
Receivables:
  Investment securities sold                                           --                 --          20,025             52,400
  Portfolio shares sold                                             1,518             91,761             995            386,646
  Dividends and interest                                            1,885             26,771          11,891            318,569
Other investments (Note 7)                                             --                 --              --          3,895,572
Prepaid expenses                                                       --                 36              --             10,236
Reimbursement due from manager                                      1,660              6,653           2,063             41,250
                                                               ----------        -----------      ----------        -----------
  Total assets                                                  1,717,942         23,646,024       2,548,658         97,719,907
                                                               ----------        -----------      ----------        -----------
LIABILITIES:
Payable for investment securities purchased                            --                 --         100,000             53,016
Payable for portfolio shares redeemed                                  --              1,754              --             51,430
Payable for securities loaned                                          --                 --              --          3,895,572
Payable to affiliates                                               1,568             19,546           2,124             84,665
Payable for trustee fees                                            1,208                253             305             10,738
Other accrued expenses and liabilities                             20,403             11,040          24,678            109,428
                                                               ----------        -----------      ----------        -----------
  Total liabilities                                                23,179             32,593         127,107          4,204,849
                                                               ----------        -----------      ----------        -----------
NET ASSETS                                                     $1,694,763        $23,613,431      $2,421,551        $93,515,058
                                                               ==========        ===========      ==========        ===========
NET ASSETS WERE COMPRISED OF:
Paid-in capital                                                 1,848,711         25,391,310       2,347,423         98,749,239
Accumulated net investment income                                   2,415             62,917          10,978            827,858
Accumulated net realized loss on investments and foreign
  currencies                                                     (183,906)        (2,420,416)        (17,032)       (11,658,204)
Net unrealized appreciation of investments and foreign
  currencies                                                       27,543            579,620          80,182          5,596,165
                                                               ----------        -----------      ----------        -----------
NET ASSETS                                                     $1,694,763        $23,613,431      $2,421,551        $93,515,058
                                                               ==========        ===========      ==========        ===========
------------------
* Cost of investments in securities                            $1,619,274        $22,091,580      $2,292,518        $80,121,279

CLASS R:
Net assets                                                            n/a        $ 5,802,916             n/a        $93,328,354
Shares authorized                                                     n/a          unlimited             n/a          unlimited
Par value                                                             n/a        $      0.01             n/a        $      0.01
Shares outstanding                                                    n/a            765,785             n/a         10,284,225
Net asset value and redemption price per share                        n/a        $      7.58             n/a        $      9.08
CLASS S:
Net assets                                                     $1,694,763        $17,810,515      $2,421,551        $   186,704
Shares authorized                                               unlimited          unlimited       unlimited          unlimited
Par value                                                      $     0.01        $      0.01      $     0.01        $      0.01
Shares outstanding                                                194,823          2,340,315         234,177             20,364
Net asset value and redemption price per share                 $     8.70        $      7.61      $    10.34        $      9.17

                 See Accompanying Notes to Financial Statements

  STATEMENTS OF OPERATIONS for the six months ended June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

                                                                  ING VP           ING VP           ING VP             ING VP
                                                                  GROWTH          LARGECAP          MIDCAP            SMALLCAP
                                                               OPPORTUNITIES       GROWTH        OPPORTUNITIES      OPPORTUNITIES
                                                                 PORTFOLIO        PORTFOLIO        PORTFOLIO          PORTFOLIO
                                                                 ---------        ---------        ---------          ---------
INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld)*                    $   36,346        $  3,738        $   10,711         $    39,429
  Interest                                                           4,900             728             4,263              34,303
                                                                ----------        --------        ----------         -----------
    Total investment income                                         41,246           4,466            14,974              73,732
                                                                ----------        --------        ----------         -----------
EXPENSES:
  Investment advisory fees                                          61,891           5,648            34,860             374,731
  Shareholder service fees:
    Class S                                                         14,484           1,883             3,663              46,370
  Transfer agent fees:
    Class R                                                          2,073              --             4,524               6,511
    Class S                                                          4,832           3,330             2,155               3,874
  Administrative service fees                                        8,252             753             4,648              49,964
  Custody and accounting expense                                    10,612           4,525            11,955              26,890
  Shareholder reporting expense                                      3,665             511               914              31,531
  Registration fees                                                     21              --                51                 271
  Professional fees                                                 12,253           3,516             5,378              46,540
  Trustee fees                                                         278             362               181               3,471
  Miscellaneous expense                                                369             273               162               3,278
                                                                ----------        --------        ----------         -----------
    Total expenses                                                 118,730          20,801            68,491             593,431
Less:
  Net waived and reimbursed fees                                    32,706          12,471            23,669             105,860
  Reimbursement of directed brokerage commissions                       --             635                --                  --
                                                                ----------        --------        ----------         -----------
    Net expenses                                                    86,024           7,695            44,822             487,571
                                                                ----------        --------        ----------         -----------
  Net investment loss                                              (44,778)         (3,229)          (29,848)           (413,839)
                                                                ----------        --------        ----------         -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND OPTIONS
  Net realized gain on:
    Investments                                                     23,816         166,275           441,533             540,581
    Options                                                          3,656           1,573             2,017              49,284
                                                                ----------        --------        ----------         -----------
    Net realized gain on investments and options                    27,472         167,848           443,550             589,865
  Net change in unrealized appreciation of investments           2,251,755          53,192         1,135,737          13,359,887
                                                                ----------        --------        ----------         -----------
    Net realized and unrealized gain on investments and
      options                                                    2,279,227         221,040         1,579,287          13,949,752
                                                                ----------        --------        ----------         -----------
  INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $2,234,449        $217,811        $1,549,439         $13,535,913
                                                                ==========        ========        ==========         ===========
------------------
* Foreign taxes withheld                                        $      289        $     10        $      143         $       368

                 See Accompanying Notes to Financial Statements

  STATEMENTS OF OPERATIONS for the six months ended June 30, 2003 (Unaudited)
                                  (Continued)
--------------------------------------------------------------------------------

                                                                 ING VP
                                                                  LARGE                                             ING VP
                                                                 COMPANY         ING VP           ING VP         INTERNATIONAL
                                                                  VALUE         MAGNACAP        CONVERTIBLE          VALUE
                                                                PORTFOLIO       PORTFOLIO        PORTFOLIO         PORTFOLIO
                                                                ---------       ---------        ---------         ---------
INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld)*                    $  15,365      $   199,645       $  8,794         $ 1,459,796
  Interest                                                            775            7,528         27,980              24,185
  Securities loaned income                                             --               --             --              17,935
                                                                ---------      -----------       --------         -----------
    Total investment income                                        16,140          207,173         36,774           1,501,916
                                                                ---------      -----------       --------         -----------
EXPENSES:
  Investment advisory fees                                          5,588           74,433          6,801             383,280
  Shareholder service fees:
    Class S                                                         1,863           18,311          2,267                 105
  Transfer agent fees:
    Class R                                                            --            2,190             --              11,390
    Class S                                                         3,376            6,125          3,294                  12
  Administrative service fees                                         745            9,924            907              38,328
  Custody and accounting expense                                    1,810            4,851          6,059              50,148
  Shareholder reporting expense                                       744            1,668            822              15,430
  Registration fees                                                    --                6             --                 557
  Professional fees                                                 3,231           12,007          4,754              63,379
  Trustee fees                                                        362              181            181               6,887
  Miscellaneous expense                                               373              391            198              20,356
                                                                ---------      -----------       --------         -----------
    Total expenses                                                 18,092          130,087         25,283             589,872
Less:
  Net waived and reimbursed fees                                    9,880           26,033         15,284             204,680
                                                                ---------      -----------       --------         -----------
    Net expenses                                                    8,212          104,054          9,999             385,192
                                                                ---------      -----------       --------         -----------
  Net investment income                                             7,928          103,119         26,775           1,116,724
                                                                ---------      -----------       --------         -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES
  AND FOREIGN CURRENCIES
  Net realized gain (loss) on:
    Investments                                                  (123,259)      (1,522,784)        62,791          (3,679,766)
    Foreign currencies                                                 --               --          1,115             (25,622)
                                                                ---------      -----------       --------         -----------
    Net realized gain (loss) on investments, futures and
      foreign currencies                                         (123,259)      (1,522,784)        63,906          (3,705,388)
  Net change in unrealized appreciation of investments and
    foreign currencies                                            266,192        3,654,141         90,533           8,667,197
                                                                ---------      -----------       --------         -----------
    Net realized and unrealized gain on investments, futures
      and foreign currencies                                      142,933        2,131,357        154,439           4,961,809
                                                                ---------      -----------       --------         -----------
  INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $ 150,861      $ 2,234,476       $181,214         $ 6,078,533
                                                                =========      ===========       ========         ===========
------------------
* Foreign taxes withheld                                        $     291      $     1,498       $     --         $   172,956

                 See Accompanying Notes to Financial Statements

                STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)
--------------------------------------------------------------------------------

                                                                        ING VP                       ING VP
                                                                 GROWTH OPPORTUNITIES           LARGECAP GROWTH
                                                                      PORTFOLIO                    PORTFOLIO
                                                              --------------------------   --------------------------
                                                              SIX MONTHS                   SIX MONTHS
                                                                 ENDED       YEAR ENDED       ENDED       YEAR ENDED
                                                               JUNE 30,     DECEMBER 31,    JUNE 30,     DECEMBER 31,
                                                                 2003           2002          2003           2002
                                                                 ----           ----          ----           ----
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss                                           $   (44,778)  $   (86,543)   $   (3,229)   $    (4,991)
Net realized gain (loss) on investments and options                27,472    (4,318,716)      167,848       (491,100)
Net change in unrealized appreciation (depreciation) of
  investments                                                   2,251,755      (983,883)       53,192        (13,247)
                                                              -----------   -----------    ----------    -----------
Net increase (decrease) in net assets resulting from
  operations                                                    2,234,449    (5,389,142)      217,811       (509,338)
                                                              -----------   -----------    ----------    -----------
DISTRIBUTIONS TO SHAREHOLDERS:
Net Investment income:
  Class S                                                              --            --            --         (5,645)
                                                              -----------   -----------    ----------    -----------
Total distributions                                                    --            --            --         (5,645)
                                                              -----------   -----------    ----------    -----------
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares                                5,913,310    14,682,749       680,515      1,864,616
Dividends reinvested                                                   --            --            --          5,645
Cost of shares redeemed                                        (2,110,384)   (6,801,716)     (402,301)    (1,052,512)
                                                              -----------   -----------    ----------    -----------
Net increase in net assets resulting from capital share
  transactions                                                  3,802,926     7,881,033       278,214        817,749
                                                              -----------   -----------    ----------    -----------
Net increase in net assets                                      6,037,375     2,491,891       496,025        302,766
NET ASSETS:
Beginning of period                                            14,865,571    12,373,680     1,319,882      1,017,116
                                                              -----------   -----------    ----------    -----------
End of period                                                 $20,902,946   $14,865,571    $1,815,907    $ 1,319,882
                                                              ===========   ===========    ==========    ===========
Accumulated net investment loss at end of period              $   (44,778)  $        --    $   (6,468)   $    (3,239)
                                                              ===========   ===========    ==========    ===========

                 See Accompanying Notes to Financial Statements

--------------------------------------------------------------------------------

                                                                        ING VP                       ING VP
                                                                 MIDCAP OPPORTUNITIES        SMALLCAP OPPORTUNITIES
                                                                      PORTFOLIO                     PORTFOLIO
                                                              --------------------------   ---------------------------
                                                              SIX MONTHS                    SIX MONTHS
                                                                 ENDED       YEAR ENDED       ENDED        YEAR ENDED
                                                               JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,
                                                                 2003           2002           2003           2002
                                                                 ----           ----           ----           ----
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss                                           $   (29,848)  $   (29,157)   $   (413,839)  $   (865,262)
Net realized gain (loss) on investments and options               443,550    (1,362,217)        589,865    (53,973,850)
Net change in unrealized appreciation (depreciation) of
  investments                                                   1,135,737      (443,368)     13,359,887     (8,612,173)
                                                              -----------   -----------    ------------   ------------
Net increase (decrease) in net assets resulting from
  operations                                                    1,549,439    (1,834,742)     13,535,913    (63,451,285)
                                                              -----------   -----------    ------------   ------------
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares                                9,084,041     9,201,732      31,678,730     72,144,579
Cost of shares redeemed                                        (4,410,605)   (4,570,452)    (22,499,545)   (31,028,615)
                                                              -----------   -----------    ------------   ------------
Net increase in net assets resulting from capital share
  transactions                                                  4,673,436     4,631,280       9,179,185     41,115,964
                                                              -----------   -----------    ------------   ------------
Net increase (decrease) in net assets                           6,222,875     2,796,538      22,715,098    (22,335,321)
NET ASSETS:
Beginning of period                                             7,277,494     4,480,956      96,680,911    119,016,232
                                                              -----------   -----------    ------------   ------------
End of period                                                 $13,500,369   $ 7,277,494    $119,396,009   $ 96,680,911
                                                              ===========   ===========    ============   ============
Accumulated net investment loss at end of period              $   (29,848)  $        --    $   (413,839)  $         --
                                                              ===========   ===========    ============   ============

                 See Accompanying Notes to Financial Statements

--------------------------------------------------------------------------------

                                                                        ING VP                       ING VP
                                                                 LARGE COMPANY VALUE                MAGNACAP
                                                                      PORTFOLIO                    PORTFOLIO
                                                              --------------------------   --------------------------
                                                              SIX MONTHS                   SIX MONTHS
                                                                 ENDED       YEAR ENDED       ENDED       YEAR ENDED
                                                               JUNE 30,     DECEMBER 31,    JUNE 30,     DECEMBER 31,
                                                                 2003           2002          2003           2002
                                                                 ----           ----          ----           ----
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income                                         $     7,928    $   11,927    $   103,119   $   145,118
Net realized loss on investments and futures                     (123,259)      (54,063)    (1,522,784)     (726,298)
Net change in unrealized appreciation (depreciation) of
  investments                                                     266,192      (268,118)     3,654,141    (3,062,141)
                                                              -----------    ----------    -----------   -----------
Net increase (decrease) in net assets resulting from
  operations                                                      150,861      (310,254)     2,234,476    (3,643,321)
                                                              -----------    ----------    -----------   -----------
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
  Class R                                                              --            --        (12,748)      (43,315)
  Class S                                                          (2,692)      (13,658)       (27,454)     (103,242)
                                                              -----------    ----------    -----------   -----------
Total distributions                                                (2,692)      (13,658)       (40,202)     (146,557)
                                                              -----------    ----------    -----------   -----------
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares                                  465,887     1,367,632      8,046,492    18,749,038
Dividends reinvested                                                2,692        13,658         40,202       146,557
Cost of shares redeemed                                          (288,372)     (372,487)    (4,379,080)   (5,548,976)
                                                              -----------    ----------    -----------   -----------
Net increase in net assets resulting from capital share
  transactions                                                    180,207     1,008,803      3,707,614    13,346,619
                                                              -----------    ----------    -----------   -----------
Net increase in net assets                                        328,376       684,891      5,901,888     9,556,741
NET ASSETS:
Beginning of period                                             1,366,387       681,496     17,711,543     8,154,802
                                                              -----------    ----------    -----------   -----------
End of period                                                 $ 1,694,763    $1,366,387    $23,613,431   $17,711,543
                                                              ===========    ==========    ===========   ===========
Undistributed net investment income (accumulated net
  investment loss) at end of period                           $     2,415    $   (2,821)   $    62,917   $        --
                                                              ===========    ==========    ===========   ===========

                 See Accompanying Notes to Financial Statements

--------------------------------------------------------------------------------

                                                                        ING VP                        ING VP
                                                                     CONVERTIBLE               INTERNATIONAL VALUE
                                                                      PORTFOLIO                     PORTFOLIO
                                                              --------------------------   ----------------------------
                                                              SIX MONTHS                    SIX MONTHS
                                                                 ENDED       YEAR ENDED       ENDED        YEAR ENDED
                                                               JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,
                                                                 2003           2002           2003           2002
                                                                 ----           ----           ----           ----
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income                                         $    26,775    $   33,903    $  1,116,724   $     393,074
Net realized gain (loss) on investments and foreign
  currencies                                                       63,906       (76,620)     (3,705,388)     (7,731,041)
Net change in unrealized appreciation (depreciation) of
  investments and foreign currencies                               90,533       (38,482)      8,667,197        (930,382)
                                                              -----------    ----------    ------------   -------------
Net increase (decrease) in net assets resulting from
  operations                                                      181,214       (81,199)      6,078,533      (8,268,349)
                                                              -----------    ----------    ------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
  Class R                                                              --            --        (288,624)       (465,254)
  Class S                                                         (12,746)      (35,863)           (242)           (260)
                                                              -----------    ----------    ------------   -------------
Total distributions                                               (12,746)      (35,863)       (288,866)       (465,514)
                                                              -----------    ----------    ------------   -------------
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares                                  865,291     1,073,298     110,226,408     187,989,450
Dividends reinvested                                               12,746        35,863         288,866         465,585
Cost of shares redeemed                                          (151,582)     (187,311)    (86,873,761)   (148,859,996)
                                                              -----------    ----------    ------------   -------------
Net increase in net assets resulting from capital share
  transactions                                                    726,455       921,850      23,641,513      39,595,039
                                                              -----------    ----------    ------------   -------------
Net increase in net assets                                        894,923       804,788      29,431,180      30,861,176
NET ASSETS:
Beginning of period                                             1,526,628       721,840      64,083,878      33,222,702
                                                              -----------    ----------    ------------   -------------
End of period                                                 $ 2,421,551    $1,526,628    $ 93,515,058   $  64,083,878
                                                              ===========    ==========    ============   =============
Undistributed net investment income (accumulated net
  investment loss) at end of period                           $    10,978    $   (3,051)   $    827,858   $          --
                                                              ===========    ==========    ============   =============

                 See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS           ING VP GROWTH OPPORTUNITIES PORTFOLIO (UNAUDITED)
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                        CLASS S
                                                                     ----------------------------------------------
                                                                     SIX MONTHS
                                                                       ENDED          YEAR ENDED       PERIOD ENDED
                                                                      JUNE 30,       DECEMBER 31,      DECEMBER 31,
                                                                        2003             2002            2001(1)
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                           $        3.76             5.49              6.90
 Income from investment operations:
 Net investment loss                                            $       (0.01)           (0.02)            (0.01)
 Net realized and unrealized gain (loss) on investments         $        0.51            (1.71)            (1.40)
 Total from investment operations                               $        0.50            (1.73)            (1.41)
 Net asset value, end of period                                 $        4.26             3.76              5.49
 TOTAL RETURN(2):                                               %       13.30           (31.51)           (20.43)
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                              $      15,567           10,057             5,387
 Ratio of expenses to average net assets after expense
 reimbursement(3)(4)                                            %        1.10             1.10              1.10
 Ratio of expenses to average net assets prior to expense
 reimbursement(3)                                               %        1.51             1.58              2.58
 Ratio of net investment loss to average net assets after
 expense reimbursement(3)(4)                                    %       (0.60)           (0.70)            (0.72)
 Portfolio turnover rate                                        %         151              407               471
-------------------------------------------------------------------------------------------------------------------

(1)The Portfolio commenced offering of Class S shares on May 3, 2001.
(2)Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges. Total return for periods less than one year are not annualized.
(3)Annualized for periods less than one year.
(4)The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

                 See Accompanying Notes to Financial Statements

ING LARGECAP GROWTH PORTFOLIO (UNAUDITED)                   FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                        CLASS S
                                                                     ----------------------------------------------
                                                                     SIX MONTHS
                                                                       ENDED          YEAR ENDED       PERIOD ENDED
                                                                      JUNE 30,       DECEMBER 31,      DECEMBER 31,
                                                                        2003             2002            2001(1)
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                           $        6.27             9.66            10.00
 Income from investment operations:
 Net investment loss                                            $       (0.01)           (0.01)           (0.01)
 Net realized and unrealized gain (loss) on investments         $        0.93            (3.35)           (0.33)
 Total from investment operations                               $        0.92            (3.36)           (0.34)
 Less distributions from:
 Net investment income                                          $          --             0.03               --
 Total distributions                                            $          --             0.03               --
 Net asset value, end of period                                 $        7.19             6.27             9.66
 TOTAL RETURN(2):                                               %       14.67           (34.80)           (3.40)
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                              $       1,816            1,320            1,017
 Ratio of expenses to average net assets after expense
 reimbursement(3)(4)                                            %        1.10             1.10             1.10
 Ratio of expenses to average net assets after expense and
 direct brokerage reimbursement(3)(4)                           %        1.02             1.10             1.10
 Ratio of expenses to average net assets prior to expense
 and direct brokerage reimbursement(3)                          %        2.76             3.64             7.19
 Ratio of net investment loss to average net assets after
 expense reimbursement(3)(4)                                    %       (0.43)           (0.41)           (0.47)
 Portfolio turnover rate                                        %         193              496              159
-------------------------------------------------------------------------------------------------------------------

(1)The Portfolio commenced operations on August 2, 2001.
(2)Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges. Total return for periods less than one year are not annualized.
(3)Annualized for periods less than one year.
(4)The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

                 See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS           ING VP MIDCAP OPPORTUNITIES PORTFOLIO (UNAUDITED)
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                        CLASS S
                                                                     ----------------------------------------------
                                                                     SIX MONTHS
                                                                       ENDED          YEAR ENDED       PERIOD ENDED
                                                                      JUNE 30,       DECEMBER 31,      DECEMBER 31,
                                                                        2003             2002            2001(1)
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                           $       4.47              6.04              7.10
 Income from investment operations:
 Net investment loss                                            $      (0.02)            (0.02)            (0.01)
 Net realized and unrealized gain (loss) on investments         $       0.79             (1.55)            (1.05)
 Total from investment operations                               $       0.77             (1.57)            (1.06)
 Net asset value, end of period                                 $       5.24              4.47              6.04
 TOTAL RETURN(2):                                               %      17.23            (25.99)           (14.93)
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                              $      3,826             2,595               865
 Ratio of expenses to average net assets after expense
 reimbursement(3)(4)                                            %       1.10              1.12              1.10
 Ratio of expenses to average net assets prior to expense
 reimbursement(3)                                               %       1.65              1.75              4.28
 Ratio of net investment loss to average net assets after
 expense reimbursement(3)(4)                                    %      (0.79)            (0.67)            (0.67)
 Portfolio turnover rate                                        %        165               387               429
-------------------------------------------------------------------------------------------------------------------

(1)The Portfolio commenced offering of Class S shares on May 7, 2001.
(2)Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges. Total return for periods less than one year are not annualized.
(3)Annualized for periods less than one year.
(4)The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

                 See Accompanying Notes to Financial Statements

ING VP SMALLCAP OPPORTUNITIES PORTFOLIO (UNAUDITED)         FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                        CLASS S
                                                                     ----------------------------------------------
                                                                     SIX MONTHS
                                                                       ENDED          YEAR ENDED       PERIOD ENDED
                                                                      JUNE 30,       DECEMBER 31,      DECEMBER 31,
                                                                        2003             2002            2001(1)
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                           $       10.61            18.86             21.97
 Income from investment operations:
 Net investment loss                                            $       (0.04)           (0.08)            (0.05)
 Net realized and unrealized gain (loss) on investments         $        1.45            (8.17)            (3.01)
 Total from investment operations                               $        1.41            (8.25)            (3.06)
 Less distributions from:
 Net realized gain on investments                               $          --               --              0.05
 Total distributions                                            $          --               --              0.05
 Net asset value, end of period                                 $       12.02            10.61             18.86
 TOTAL RETURN(2):                                               %       13.29           (43.74)           (13.90)
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                              $      50,669           31,914            15,743
 Ratio of expenses to average net assets after expense
 reimbursement(3)(4)                                            %        1.10             1.10              1.10
 Ratio of expenses to average net assets prior to expense
 reimbursement(3)                                               %        1.35             1.49              1.71
 Ratio of net investment loss to average net assets after
 expense reimbursement(3)(4)                                    %       (0.95)           (0.97)            (0.90)
 Portfolio turnover rate                                        %         165              414               304
-------------------------------------------------------------------------------------------------------------------

(1)The Portfolio commenced offering of Class S shares on May 3, 2001.
(2)Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges. Total return for periods less than one year are not annualized.
(3)Annualized for periods less than one year.
(4)The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

                 See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS            ING VP LARGE COMPANY VALUE PORTFOLIO (UNAUDITED)
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                        CLASS S
                                                                     ----------------------------------------------
                                                                     SIX MONTHS
                                                                       ENDED          YEAR ENDED       PERIOD ENDED
                                                                      JUNE 30,       DECEMBER 31,      DECEMBER 31,
                                                                        2003             2002            2001(1)
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                           $       7.92             10.31            10.00
 Income from investment operations:
 Net investment income                                          $       0.04              0.09             0.03
 Net realized and unrealized gain (loss) on investments         $       0.76             (2.39)            0.46
 Total from investment operations                               $       0.80             (2.30)            0.49
 Less distributions from:
 Net investment income                                          $       0.02              0.09             0.03
 Net realized gain on investments                               $         --                --             0.15
 Total distributions                                            $       0.02              0.09             0.18
 Net asset value, end of period                                 $       8.70              7.92            10.31
 TOTAL RETURN(2):                                               %      10.06            (22.39)            4.92
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                              $      1,695             1,366              681
 Ratio of expenses to average net assets after expense
 reimbursement(3)(4)                                            %       1.10              1.10             1.10
 Ratio of expenses to average net assets prior to expense
 reimbursement(3)                                               %       2.43              3.55             8.57
 Ratio of net investment income to average net assets after
 expense reimbursement(3)(4)                                    %       1.06              1.00             0.96
 Portfolio turnover rate                                        %         81                41               22
-------------------------------------------------------------------------------------------------------------------

(1)The Portfolio commenced operations on July 31, 2001.
(2)Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges. Total return for periods less than one year are not annualized.
(3)Annualized for periods less than one year.
(4)The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

                 See Accompanying Notes to Financial Statements

ING VP MAGNACAP PORTFOLIO (UNAUDITED)                       FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                        CLASS S
                                                                     ----------------------------------------------
                                                                     SIX MONTHS
                                                                       ENDED          YEAR ENDED       PERIOD ENDED
                                                                      JUNE 30,       DECEMBER 31,      DECEMBER 31,
                                                                        2003             2002            2001(1)
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                           $        6.85             8.98             9.59
 Income from investment operations:
 Net investment income                                          $        0.03             0.07             0.05
 Net realized and unrealized gain (loss) on investments         $        0.74            (2.13)           (0.60)
 Total from investment operations                               $        0.77            (2.06)           (0.55)
 Less distributions from:
 Net investment income                                          $        0.01             0.07             0.06
 Total distributions                                            $        0.01             0.07             0.06
 Net asset value, end of period                                 $        7.61             6.85             8.98
 TOTAL RETURN(2):                                               %       11.32           (22.99)           (5.75)
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                              $      17,811           12,843            5,854
 Ratio of expenses to average net assets after expense
 reimbursement(3)(4)                                            %        1.10             1.10             1.10
 Ratio of expenses to average net assets prior to expense
 reimbursement(3)                                               %        1.38             1.45             1.53
 Ratio of net investment income to average net assets after
 expense reimbursement(3)(4)                                    %        0.99             1.01             1.13
 Portfolio turnover rate                                        %          95               47               72
-------------------------------------------------------------------------------------------------------------------

(1)The Portfolio commenced offering of Class S shares on May 7, 2001.
(2)Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges. Total return for periods less than one year are not annualized.
(3)Annualized for periods less than one year.
(4)The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

                 See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS                    ING VP CONVERTIBLE PORTFOLIO (UNAUDITED)
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                        CLASS S
                                                                     ----------------------------------------------
                                                                     SIX MONTHS
                                                                       ENDED          YEAR ENDED       PERIOD ENDED
                                                                      JUNE 30,       DECEMBER 31,      DECEMBER 31,
                                                                        2003             2002            2001(1)
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                           $        9.45           10.42             10.00
 Income from investment operations:
 Net investment income                                          $        0.14            0.25              0.08
 Net realized and unrealized gain (loss) on investments         $        0.83           (0.97)             0.49
 Total from investment operations                               $        0.97           (0.72)             0.57
 Less distributions from:
 Net investment income                                          $        0.08            0.25              0.08
 Net realized gains on investments                              $          --              --              0.07
 Total distributions                                            $        0.08            0.25              0.15
 Net asset value, end of period                                 $       10.34            9.45             10.42
 TOTAL RETURN(2):                                               %       10.80           (6.89)             5.67
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                              $       2,422           1,527               722
 Ratio of expenses to average net assets after expense
 reimbursement(3)(4)                                            %        1.10            1.12              1.10
 Ratio of expenses to average net assets prior to expense
 reimbursement(3)                                               %        2.79            3.49              7.33
 Ratio of net investment income to average net assets after
 expense reimbursement(3)(4)                                    %        2.95            2.76              2.49
 Portfolio turnover rate                                        %          31              69                14
-------------------------------------------------------------------------------------------------------------------

(1)The Portfolio commenced operations on August 20, 2001.
(2)Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges. Total return for periods less than one year are not annualized.
(3)Annualized for periods less than one year.
(4)The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

                 See Accompanying Notes to Financial Statements

ING VP INTERNATIONAL VALUE PORTFOLIO (UNAUDITED)            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                               CLASS S
                                                                     ----------------------------
                                                                     SIX MONTHS
                                                                       ENDED         PERIOD ENDED
                                                                      JUNE 30,       DECEMBER 31,
                                                                        2003           2002(1)
-------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                           $       8.68             10.80
 Income from investment operations:
 Net investment income                                          $       0.03              0.05
 Net realized and unrealized gain (loss) on investments         $       0.48             (2.10)
 Total from investment operations                               $       0.51             (2.05)
 Less distributions from:
 Net investment income                                          $       0.02              0.07
 Total distributions                                            $       0.02              0.07
 Net asset value, end of period                                 $       9.17              8.68
 TOTAL RETURN(2):                                               %       5.94            (19.04)
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                              $        187                42
 Ratio of expenses to average net assets after expense
 reimbursement(3)(4)                                            %       1.20              1.20
 Ratio of expenses to average net assets prior to expense
 reimbursement(3)                                               %       1.82              1.83
 Ratio of net investment income to average net assets after
 expense reimbursement(3)(4)                                    %       2.71              0.56
 Portfolio turnover rate                                        %         46               164
-------------------------------------------------------------------------------------------------

(1)The Portfolio commenced operations on March 19, 2002.
(2)Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges. Total return for periods less than one year are not annualized.
(3)Annualized for periods less than one year.
(4)The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

                 See Accompanying Notes to Financial Statements

         NOTES TO FINANCIAL STATEMENTS as of June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION

Organization. The ING Variable Products Trust is a business trust organized under the laws of the Commonwealth of Massachusetts on December 17, 1993 and registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. There are eleven investment series which comprise the Trust. The names of the eight Portfolios in this report, which offer Class S shares along with their respective investment objectives, are set forth below.

ING VP Growth Opportunities Portfolio ("Growth Opportunities Portfolio") is a diversified portfolio with an investment objective of long-term growth of capital through investments in common stocks and convertible securities that are believed to provide above average potential for capital appreciation.

ING VP LargeCap Growth Portfolio ("LargeCap Growth Portfolio") is a diversified portfolio which seeks long-term capital appreciation by investing primarily in stocks from a universe of U.S. companies with market capitalization corresponding to the upper 90% of the S&P 500 Index.

ING VP MidCap Opportunities Portfolio ("MidCap Opportunities Portfolio") is a diversified portfolio which seeks long-term capital appreciation through investments in common stock of mid-sized U.S. companies that the portfolio managers feel have above average prospects for growth.

ING VP SmallCap Opportunities Portfolio ("SmallCap Opportunities Portfolio") is a diversified portfolio with the investment objective of long-term capital appreciation by investing primarily in small to mid-sized companies that are believed to have above average prospects for growth.

ING VP Large Company Value Portfolio ("Large Company Value Portfolio") is a diversified portfolio which seeks long-term capital appreciation with income as a secondary objective.

ING VP MagnaCap Portfolio ("MagnaCap Portfolio") is a diversified portfolio whose investment objective is growth of capital through investments in common stock of companies that have paid increasing dividends or have had the capability to pay rising dividends from their operations, with dividend income as a second consideration.

ING VP Convertible Portfolio ("Convertible Portfolio") is a diversified portfolio which seeks to maximize total return by investing primarily in convertible securities, while maintaining aggregate risk measures similar to that of the overall convertible universe.

ING VP International Value Portfolio ("International Value Portfolio") is a diversified portfolio with the investment objective of long-term capital appreciation by investing primarily in foreign companies with a market valuation greater than $1 billion, but may hold up to 25% of its assets in companies with smaller market capitalization.

Each Portfolio offers Class S shares. Growth Opportunities Portfolio, MidCap Opportunities Portfolio, SmallCap Opportunities Portfolio, MagnaCap Portfolio and International Value Portfolio also offer Class R shares. The two classes differ principally in the applicable shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolio and earn income and gains and losses from the portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions are allocated to each class pro rata based on the net assets of each class on the date of distribution. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weighting of pro rata income and realized gain allocations and from differences in separate class expenses, including shareholder servicing fees.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A. Security Valuation. Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Portfolio securities reported by NASDAQ will be valued at the NASDAQ official closing price. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities are valued at bid prices obtained from independent services or from one or more dealers making markets in the securities. U.S. Government obligations are valued by using market quotations or independent pricing services which uses prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

--------------------------------------------------------------------------------

      Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) are valued at their fair values as determined in good faith by or under the supervision of the Portfolio's Board of Trustees ("Board"), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Portfolio calculates its net asset value may also be valued at their fair values as determined in good faith by or under the supervision of a Portfolio's Board, in accordance with methods that are specifically authorized by the Board. If a significant event which is likely to impact the value of one or more foreign securities held by a Portfolio occurs after the time at which the foreign market for such security (ies) closes but before the time that the Portfolio's net asset value is calculated on any business day, such event may be taken into account in determining the fair value of such security (ies) at the time the Portfolio calculates its net asset value. For these purposes, significant events after the close of trading on a foreign market may include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis, the Board has authorized the use of one or more research services to assist with the determination of the fair value of foreign securities in light of significant events. Research services use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its net asset value. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment, and the fair value assigned to a security may not represent the actual value that a Portfolio could obtain if it were to sell the security at the time of the close of the NYSE.

      Investments in securities maturing in less than 60 days from the date of acquisition are valued at amortized cost, which, when combined with accrued interest, approximates market value.

B.    Security Transactions and Revenue Recognition.
      Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

C. Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

      (1) Market value of investment securities, other assets and liabilities -- at the exchange rates prevailing at the end of the day.

      (2) Purchases and sales of investment securities, income and expenses -- at the rates of exchange prevailing on the respective dates of such transactions.

      Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the statement of assets and liabilities for the estimated tax withholding based on the securities current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax. Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolios' books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and the U.S. Government. These risks include but are not limited to re-evaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and the U.S. Government.

D.    Foreign Currency Transactions and Futures Contracts.
      Certain portfolios may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. The Portfolios either enter into

--------------------------------------------------------------------------------

      these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

      Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and securities indices, for hedging purposes only. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price. Upon entering into such a contract, a Portfolio is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, a Portfolio agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margins and are recorded as unrealized gains or losses by the Portfolios. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. Distributions to Shareholders. The Portfolios record distributions to their shareholders on ex-dividend date. Dividends from net investment income are declared and paid quarterly by the Growth + Value Portfolio, Growth Opportunities Portfolio, MidCap Opportunities Portfolio, SmallCap Opportunities Portfolio, Disciplined LargeCap Portfolio, MagnaCap Portfolio and the International Value Portfolio; and declared daily and paid quarterly by the High Yield Bond Portfolio. Each portfolio distributes capital gains, if any, annually.

F. Federal Income Taxes. It is the policy of the Portfolios, to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, a federal income tax or excise tax provision is not required. The Board intends to offset any net capital gains with any available capital loss carryforward until each carryforward has been fully utilized or expires. In addition, no capital gain distribution shall be made until the capital loss carryforward has been fully utilized or expires.

G. Use of Estimates. Management of the Portfolios has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with accounting principles generally accepted in the United States of America. Actual results could differ from these estimates.

H. Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System or with member banks of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase the security at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will always receive as collateral securities acceptable to it whose market value is equal to at least 100% of the amount being invested by the Portfolio. The underlying collateral is valued daily on a mark to market basis to assure that the value, including accrued interest is at least equal to the repurchase price. If the seller defaults, a Portfolio might incur a loss or delay in the realization of proceeds if the value of the collateral securing the repurchase agreement declines, and it might incur disposition costs in liquidating the collateral.

I. Securities Lending. Portfolios can lend its securities to approved brokers, dealers and other financial institutions. It has the option to temporarily loan up to 30% of its total assets in exchange for a negotiated lender's fee. The borrower is required to fully collateralize the loans with cash or U.S. Government securities. The collateral must be in an amount equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The cash collateral received is reflected on the Statement of Assets and Liabilities as Other Assets. The cash collateral received as of June 30, 2003 is $3,895,572 for the International Value Portfolio. Brown Brothers Harriman ("BBH") invests cash collateral, on behalf of the ING Funds participating in the BBH Securities Lending Program, in the Securities Lending Investment Fund ("SLIF") which is a series of the Brown Brothers Investment Trust ("BBIT"). The BBIT is a Delaware business trust whose units

--------------------------------------------------------------------------------

      are not offered for sale to the public, and whose purchasers are qualified purchasers such as registered investment companies ("RICs") in accordance with the provisions of Section 3(C) of the Investment Company Act of 1940. The standard investment guidelines are modeled after SEC Rule 2a-7. A portion of the income generated by the investment of the collateral, net of any rebates paid by BBH to borrowers, is remitted to BBH as lending agent and the remainder is paid to the Portfolio. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. There would be a potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears the risk of loss with respect to the investment of collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio. At June 30, 2003, the International Value Portfolio had securities on loan with a total market value of $3,723,435.

J. Illiquid and Restricted Securities. Illiquid securities are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Portfolio to sell them promptly at an acceptable price. Restricted securities are those sold under Rule 144A of the Securities Act of 1933 (1933 Act) or are securities offered pursuant to Section 4(2) of the 1933 Act, and are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Each Portfolio may invest up to 15% of its net assets in illiquid securities. Restricted securities may be considered liquid pursuant to procedures adopted by the Board or may be deemed to be illiquid because they may not be readily marketable. Illiquid and restricted securities are valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined under procedures approved by the Board. The Portfolio will not pay the costs of disposition of restricted securities other than ordinary brokerage fees, if any.

K. Delayed Delivery Transactions. A Portfolio may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of these securities is identified in each Portfolios' Portfolio of Investments. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to segregate liquid assets sufficient to cover the purchase price.

NOTE 3 -- INVESTMENT TRANSACTIONS

For the six months ended June 30, 2003, the cost of purchases and sales of securities, excluding short-term and U.S. government securities, were as follows:

                                      PURCHASES        SALES
                                     ------------   ------------
Growth Opportunities Portfolio       $ 27,784,126   $ 23,993,996
LargeCap Growth Portfolio               3,046,618      2,709,933
MidCap Opportunities Portfolio         19,783,801     14,996,570
SmallCap Opportunities Portfolio      166,467,624    159,108,885
Large Company Value Portfolio           1,325,925      1,142,669
MagnaCap Portfolio                     21,556,584     17,977,303
Convertible Portfolio                   2,064,750      1,206,016
International Value Portfolio          54,543,249     31,985,254

NOTE 4 -- INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

Each of the Portfolios has entered into an Investment Management Agreement with ING Investments, LLC ("the Manager", the "Investment Manager" or the "Adviser"), a wholly-owned subsidiary of ING Groep N.V. The investment management agreements compensate the Manager with a fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio. The Manager receives an investment advisory fee calculated at an annual rate of 0.75% of average daily net assets from each Portfolio, except International Value Portfolio, from which it receives 1.00% and SmallCap Opportunities Portfolio which it receives 0.75% on the first $250 million; 0.70% on next $250 million; 0.65% on next $250 million; 0.60% on next $250 million; and 0.55% in excess of $1 billion of average daily net assets.

Effective June 2, 2003, the Manager engaged Wellington Management Company, LLP, a registered investment adviser, to serve as subadviser to the LargeCap Growth Portfolio.

Effective June 30, 2002 ING Investments, LLC assumed direct management of the International Value Portfolio, the Manager engaged Brandes Investment Partners, L.P. ("Brandes"), a registered investment adviser, to serve as subadviser to the International Value Portfolio.

--------------------------------------------------------------------------------

ING Funds Services, LLC ("IFS") acts as administrator and provides certain administrative and shareholder services necessary for Portfolios operations and is responsible for the supervision of other service providers. The services provided by IFS will include: (a) internal accounting services; (b) monitoring regulatory compliance, such as reports and filings with the Commission and state securities regulatory authorities; (c) preparing financial information for proxy statements; (d) preparing semiannual and annual reports to shareholders; (e) calculating net asset values; (f) preparation of certain shareholder communications; (g) supervision of the custodians and transfer agent; and (h) reporting to the Board. For its services, IFS is entitled to receive from each Portfolio a fee at an annual rate of 0.10% of the Portfolio's average daily net assets.

NOTE 5 -- SHAREHOLDER SERVICE FEES

Class S shares of each Portfolio are subject to a Shareholder Service Plan (the "Plan"). Under the Plan, each Portfolio pays ING Funds Services, LLC (the "Administrator") a fee calculated at an annual rate of 0.25% of average daily net assets attributable to its Class S shares. The Administrator is entitled to use the proceeds from the Plan to make payments to insurance companies, broker-dealers or other financial intermediaries for providing services to shareholders of Class S shares.

NOTE 6 -- OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

At June 30, 2003 the Portfolios had the following amounts recorded in payable to affiliates on the accompanying Statements of Assets and Liabilities (see Notes 4 and 5):

                                                               ACCRUED
                                                              INVESTMENT      ACCRUED          ACCRUED
                                                              MANAGEMENT   ADMINISTRATIVE    SHAREHOLDER
                                                                 FEES           FEES        SERVICES FEES    TOTAL
                                                              ----------   --------------   -------------   -------
Growth Opportunities Portfolio                                 $12,454         $1,660          $2,459       $16,573
LargeCap Growth Portfolio                                        1,110            148             370         1,628
MidCap Opportunities Portfolio                                   8,128          1,084             610         9,822
SmallCap Opportunities Portfolio                                71,567          9,542           7,904        89,013
Large Company Value Portfolio                                    1,069            143             356         1,568
MagnaCap Portfolio                                              14,648          1,953           2,945        19,546
Convertible Portfolio                                            1,448            193             483         2,124
International Value Portfolio                                   76,946          7,695              24        84,665

The Manager may direct the Trust's portfolio managers to use their best efforts (subject to obtaining best execution of each transaction) to allocate a Portfolio's equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will effect a recapture of a portion of the brokerage commissions (in the form of a credit to the Portfolio) to pay certain expenses of that Portfolio. Any amounts credited to the Portfolio are reflected as a reimbursement in the Statement of Operations.

Each Portfolio has adopted a Retirement Policy covering all independent trustees of the Portfolio who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as defined in the plan agreement.

NOTE 7 -- EXPENSE LIMITATIONS

For all Portfolios, the Investment Manager has voluntarily agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses.

For Class R shares, the Manager has voluntarily agreed to limit the expenses of the Growth Opportunities Portfolio, MidCap Opportunities Portfolio, SmallCap Opportunities Portfolio and MagnaCap Portfolio to 0.90% and International Value Portfolio to 1.00% of the average daily net assets.

For Class S shares, the Manager has voluntarily agreed to limit the expenses of the Growth Opportunities Portfolio, LargeCap Growth Portfolio, MidCap Opportunities Portfolio, SmallCap Opportunities Portfolio, Large Company Value Portfolio, MagnaCap Portfolio, and Convertible Portfolio to 1.10% and International Value Portfolio to 1.20% of the average daily net assets.

The Investment Manager may at a later date, recoup from each Portfolio, expenses waived during the previous 36 months, but only if, after such recoupment,

--------------------------------------------------------------------------------

the Portfolios expense ratio does not exceed the percentage described above. Waived and reimbursed fees and any recoupment by the Investment Manager of such waived and reimbursed fees are reflected on the accompanying Statements of Operations for each Portfolio.

As of June 30, 2003, the cumulative amounts of reimbursed fees that are subject to possible recoupment by the Manager are as follows:

Growth Opportunities Portfolio                        $194,058
LargeCap Growth Portfolio                               56,234
MidCap Opportunities Portfolio                         139,003
SmallCap Opportunities Portfolio                       800,624
Large Company Value Portfolio                           51,561
MagnaCap Portfolio                                     116,273
Convertible Portfolio                                   57,299
International Value Portfolio                          689,117

NOTE 8 -- LINE OF CREDIT

All of the Portfolios included in this report, in addition to certain other funds managed by the Adviser, have entered into an unsecured committed revolving line of credit agreement (the "Credit Agreement") with State Street Bank and Trust Company for an aggregate amount of $125,000,000. The proceeds may be used only to: (1) temporarily finance the purchase and sale of securities; (2) finance the redemption of shares of an investor in the Portfolios; and (3) enable the Portfolios to meet other emergency expenses as defined in the Credit agreement. The Portfolios to which the line of credit is available pay a commitment fee equal to 0.10% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. At June 30, 2003 the Portfolios did not have any loans outstanding.

--------------------------------------------------------------------------------

NOTE 9 -- CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

                                                                 CLASS R                                  CLASS S
                                                   ------------------------------------   ---------------------------------------
                                                   SIX MONTHS ENDED      YEAR ENDED       SIX MONTHS ENDED        YEAR ENDED
                                                    JUNE 30, 2003     DECEMBER 31, 2002    JUNE 30, 2003      DECEMBER 31, 2002
                                                   ----------------   -----------------   ----------------    -----------------
GROWTH OPPORTUNITIES PORTFOLIO (NUMBER OF SHARES)
Shares sold                                               316,432             977,706         1,185,349            2,263,413
Shares redeemed                                          (344,971)           (972,913)         (208,407)            (568,100)
                                                     ------------       -------------       -----------          -----------
Net increase in shares outstanding                        (28,539)              4,793           976,942            1,695,313
                                                     ============       =============       ===========          ===========
GROWTH OPPORTUNITIES PORTFOLIO ($)
Shares sold                                          $  1,226,804       $   4,398,150       $ 4,686,506          $10,284,599
Shares redeemed                                        (1,329,103)         (4,345,599)         (781,281)          (2,456,117)
                                                     ------------       -------------       -----------          -----------
Net increase                                         $   (102,299)      $      52,551       $ 3,905,225          $ 7,828,482
                                                     ============       =============       ===========          ===========

                                                                                                          CLASS S
                                                                                          ---------------------------------------
                                                                                          SIX MONTHS ENDED        YEAR ENDED
                                                                                           JUNE 30, 2003      DECEMBER 31, 2002
                                                                                          ----------------    -----------------
LARGECAP GROWTH PORTFOLIO (NUMBER OF SHARES)
Shares sold                                                                                     107,942              263,051
Shares issued as reinvestment of dividends                                                           --                  778
Shares redeemed                                                                                 (66,159)            (158,466)
                                                                                            -----------          -----------
Net increase in shares outstanding                                                               41,783              105,363
                                                                                            ===========          ===========
LARGECAP GROWTH PORTFOLIO ($)
Shares sold                                                                                 $   680,515          $ 1,864,616
Shares issued as reinvestment of dividends                                                           --                5,645
Shares redeemed                                                                                (402,301)          (1,052,512)
                                                                                            -----------          -----------
Net increase                                                                                $   278,214          $   817,749
                                                                                            ===========          ===========

                                                                 CLASS R                                  CLASS S
                                                   ------------------------------------   ---------------------------------------
                                                   SIX MONTHS ENDED      YEAR ENDED       SIX MONTHS ENDED        YEAR ENDED
                                                    JUNE 30, 2003     DECEMBER 31, 2002    JUNE 30, 2003      DECEMBER 31, 2002
                                                   ----------------   -----------------   ----------------    -----------------
MIDCAP OPPORTUNITIES PORTFOLIO (NUMBER OF SHARES)
Shares sold                                             1,584,359           1,222,684           253,376              543,064
Shares redeemed                                          (790,512)           (777,906)         (103,643)            (105,581)
                                                     ------------       -------------       -----------          -----------
Net increase in shares outstanding                        793,847             444,778           149,733              437,483
                                                     ============       =============       ===========          ===========
MIDCAP OPPORTUNITIES PORTFOLIO ($)
Shares sold                                          $  7,844,485       $   6,387,138       $ 1,239,556          $ 2,814,594
Shares redeemed                                        (3,933,061)         (4,046,935)         (477,544)            (523,517)
                                                     ------------       -------------       -----------          -----------
Net increase                                         $  3,911,424       $   2,340,203       $   762,012          $ 2,291,077
                                                     ============       =============       ===========          ===========

--------------------------------------------------------------------------------

NOTE 9 -- CAPITAL SHARES (CONTINUED)

                                                                 CLASS R                                  CLASS S
                                                   ------------------------------------   ---------------------------------------
                                                   SIX MONTHS ENDED      YEAR ENDED       SIX MONTHS ENDED        YEAR ENDED
                                                    JUNE 30, 2003     DECEMBER 31, 2002    JUNE 30, 2003      DECEMBER 31, 2002
                                                   ----------------   -----------------   ----------------    -----------------
SMALLCAP OPPORTUNITIES PORTFOLIO (NUMBER OF
  SHARES)
Shares sold                                             1,577,451           2,706,339         1,329,638            2,373,133
Shares redeemed                                        (1,967,398)         (2,091,191)         (121,143)            (199,602)
                                                     ------------       -------------       -----------          -----------
Net increase in shares outstanding                       (389,947)            615,148         1,208,495            2,173,531
                                                     ============       =============       ===========          ===========
SMALLCAP OPPORTUNITIES PORTFOLIO ($)
Shares sold                                          $ 17,221,401       $  38,988,490       $14,457,329          $33,156,089
Shares redeemed                                       (21,227,761)        (28,480,974)       (1,271,784)          (2,547,641)
                                                     ------------       -------------       -----------          -----------
Net increase                                         $ (4,006,360)      $  10,507,516       $13,185,545          $30,608,448
                                                     ============       =============       ===========          ===========

                                                                                                          CLASS S
                                                                                          ---------------------------------------
                                                                                          SIX MONTHS ENDED        YEAR ENDED
                                                                                           JUNE 30, 2003      DECEMBER 31, 2002
                                                                                          ----------------    -----------------
LARGE COMPANY VALUE PORTFOLIO (NUMBER OF SHARES)
Shares sold                                                                                      59,224              145,615
Shares issued as reinvestment of dividends                                                          349                1,622
Shares redeemed                                                                                 (37,166)             (40,914)
                                                                                            -----------          -----------
Net increase in shares outstanding                                                               22,407              106,323
                                                                                            ===========          ===========
LARGE COMPANY VALUE PORTFOLIO ($)
Shares sold                                                                                 $   465,887          $ 1,367,632
Shares issued as reinvestment of dividends                                                        2,692               13,658
Shares redeemed                                                                                (288,372)            (372,487)
                                                                                            -----------          -----------
Net increase                                                                                $   180,207          $ 1,008,803
                                                                                            ===========          ===========

                                                                 CLASS R                                  CLASS S
                                                   ------------------------------------   ---------------------------------------
                                                   SIX MONTHS ENDED      YEAR ENDED       SIX MONTHS ENDED        YEAR ENDED
                                                    JUNE 30, 2003     DECEMBER 31, 2002    JUNE 30, 2003      DECEMBER 31, 2002
                                                   ----------------   -----------------   ----------------    -----------------
MAGNACAP PORTFOLIO (NUMBER OF SHARES)
Shares sold                                               539,776             638,924           587,877            1,710,812
Shares issued as reinvestment of dividends                  1,917               5,974             4,110               14,128
Shares redeemed                                          (490,134)           (188,337)         (127,209)            (501,591)
                                                     ------------       -------------       -----------          -----------
Net increase in shares outstanding                         51,559             456,561           464,778            1,223,349
                                                     ============       =============       ===========          ===========
MAGNACAP PORTFOLIO ($)
Shares sold                                          $  3,848,587       $   5,037,591       $ 4,197,905          $13,711,447
Shares issued as reinvestment of dividends                 12,748              43,315            27,454              103,242
Shares redeemed                                        (3,473,627)         (1,521,013)         (905,453)          (4,027,963)
                                                     ------------       -------------       -----------          -----------
Net increase                                         $    387,708       $   3,559,893       $ 3,319,906          $ 9,786,726
                                                     ============       =============       ===========          ===========

--------------------------------------------------------------------------------

NOTE 9 -- CAPITAL SHARES (CONTINUED)

                                                                                                          CLASS S
                                                                                          ---------------------------------------
                                                                                          SIX MONTHS ENDED        YEAR ENDED
                                                                                           JUNE 30, 2003      DECEMBER 31, 2002
                                                                                          ----------------   --------------------
CONVERTIBLE PORTFOLIO (NUMBER OF SHARES)
Shares sold                                                                                      86,960            1,073,298
Shares issued as reinvestment of dividends                                                        1,323               35,863
Shares redeemed                                                                                 (15,629)            (187,311)
                                                                                            -----------          -----------
Net increase in shares outstanding                                                               72,654              921,850
                                                                                            ===========          ===========
CONVERTIBLE PORTFOLIO ($)
Shares sold                                                                                 $   865,291          $   108,071
Shares issued as reinvestment of dividends                                                       12,746                3,733
Shares redeemed                                                                                (151,582)             (19,564)
                                                                                            -----------          -----------
Net increase                                                                                $   726,455          $    92,240
                                                                                            ===========          ===========

                                                                 CLASS R                                  CLASS S
                                                   ------------------------------------   ---------------------------------------
                                                   SIX MONTHS ENDED      YEAR ENDED       SIX MONTHS ENDED       PERIOD ENDED
                                                    JUNE 30, 2003     DECEMBER 31, 2002    JUNE 30, 2003     DECEMBER 31, 2002(1)
                                                   ----------------   -----------------   ----------------   --------------------
INTERNATIONAL VALUE PORTFOLIO (NUMBER OF SHARES)
Shares sold                                            13,028,570          19,907,274            16,834                4,895
Shares issued as reinvestment of dividends                 36,396              47,712                30                   27
Shares redeemed                                       (10,230,761)        (15,740,348)           (1,317)                (105)
                                                     ------------       -------------       -----------          -----------
Net increase in shares outstanding                      2,834,205           4,214,638            15,547                4,817
                                                     ============       =============       ===========          ===========
INTERNATIONAL VALUE PORTFOLIO ($)
Shares sold                                          $110,081,577       $ 187,936,914       $   144,831          $    52,607
Shares issued as reinvestment of dividends                288,624             465,254               242                  260
Shares redeemed                                       (86,862,631)       (148,859,082)          (11,130)                (914)
                                                     ------------       -------------       -----------          -----------
Net increase                                         $ 23,507,570       $  39,543,086       $   133,943          $    51,953
                                                     ============       =============       ===========          ===========

------------------
(1) Class S commenced offering of shares on March 19, 2002

NOTE 10 -- FEDERAL INCOME TAXES

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. The tax composition of dividends and distributions to shareholders were as follows:

                                                      ORDINARY
                                                       INCOME
                                                      --------
MagnaCap Portfolio                                    $ 40,202
Convertible Portfolio                                   12,746
International Value Portfolio                          288,866

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. Key differences are the treatment of short-term capital gains, foreign currency transactions, organization costs and other temporary differences. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications. To the extent distributions exceed net investment income and/or net realized capital gains for tax purposes, they are reported as distributions of paid-in capital.

Capital loss carryforwards, which may be used to offset future realized capital gains for federal income tax purposes were as follows at December 31, 2002:

                                    AMOUNT      EXPIRATION DATES
                                  -----------   ----------------
Growth Opportunities Portfolio    $ 9,235,672      2009-2010
LargeCap Growth Portfolio             502,083      2009-2011
MidCap Opportunities Portfolio      2,768,100      2009-2010
SmallCap Opportunities Portfolio   89,425,663      2009-2011
Large Company Value Portfolio          60,647           2010
MagnaCap Portfolio                    896,162      2009-2010
Convertible Portfolio                  80,938      2010-2011
International Value Portfolio       7,693,903      2009-2011

--------------------------------------------------------------------------------

NOTE 11 -- SUBSEQUENT EVENTS

At a special meeting held on July 22, 2003, Shareholders approved a Sub-Advisory Agreement between ING Investments, LLC and ING Aeltus Investment Management, Inc., for the Growth Opportunities Portfolio, MidCap Opportunities Portfolio, SmallCap Opportunities Portfolio, Large Company Value Portfolio, MagnaCap Portfolio, Convertible Portfolio and the International Value Portfolio with no change in the Adviser, the portfolio manger(s), or the overall management fee paid by each Portfolio.

ING
VP
GROWTH
OPPORTUNITIES
PORTFOLIO   PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

 Shares                                                            Value
---------------------------------------------------------------------------
COMMON STOCK: 92.3%
                APPAREL: 0.9%
   3,900   @    Coach, Inc.                                     $   193,986
                                                                -----------
                                                                    193,986
                                                                -----------
                AUTO PARTS & EQUIPMENT: 0.9%
   2,100        Johnson Controls, Inc.                              179,760
                                                                -----------
                                                                    179,760
                                                                -----------
                BANKS: 3.4%
   4,600        Bank of America Corp.                               363,538
   7,100        Wells Fargo & Co.                                   357,840
                                                                -----------
                                                                    721,378
                                                                -----------
                BIOTECHNOLOGY: 1.8%
   2,800   @    Amgen, Inc.                                         187,544
   7,300   @    Digene Corp.                                        198,779
                                                                -----------
                                                                    386,323
                                                                -----------
                COMMERCIAL SERVICES: 3.2%
   7,600   @    FTI Consulting, Inc.                                189,772
   3,700   @    Kroll, Inc.                                         100,122
  13,000   @    Pharmaceutical Product Development, Inc.            373,490
                                                                -----------
                                                                    663,384
                                                                -----------
                COMPUTERS: 8.2%
   6,500   @    CACI Intl., Inc.                                    222,950
   5,700   @    Dell Computer Corp.                                 182,172
  30,700   @    EMC Corp.                                           321,429
   9,700        Hewlett-Packard Co.                                 206,610
   2,200        International Business Machines Corp.               181,500
   4,200   @    NetScreen Technologies, Inc.                         94,710
  19,500   @    Network Appliance, Inc.                             316,095
   6,800        Reynolds & Reynolds Co.                             194,208
                                                                -----------
                                                                  1,719,674
                                                                -----------
                DIVERSIFIED FINANCIAL SERVICES: 4.0%
   8,700        Citigroup, Inc.                                     372,360
   6,100        JP Morgan Chase & Co.                               208,498
   6,300        SLM Corp.                                           246,771
                                                                -----------
                                                                    827,629
                                                                -----------
                ELECTRONICS: 2.8%
   3,300   @    Flir Systems, Inc.                                   99,495
   9,300   @    Gentex Corp.                                        284,673
   9,300   @    Jabil Circuit, Inc.                                 205,530
                                                                -----------
                                                                    589,698
                                                                -----------
                ENERGY -- ALTERNATE SOURCES: 0.4%
   5,200   @    Headwaters, Inc.                                     76,388
                                                                -----------
                                                                     76,388
                                                                -----------
                ENGINEERING & CONSTRUCTION: 2.6%
   6,200        Fluor Corp.                                         208,568
   7,900   @    Jacobs Engineering Group, Inc.                      332,985
                                                                -----------
                                                                    541,553
                                                                -----------
                FOOD: 2.8%
   6,500   @    Dean Foods Co.                                      204,750
   5,400   @    Performance Food Group Co.                          199,800
   6,100        Sysco Corp.                                         183,244
                                                                -----------
                                                                    587,794
                                                                -----------

 Shares                                                            Value
---------------------------------------------------------------------------
                HEALTHCARE -- PRODUCTS: 5.0%
   2,000   @    Boston Scientific Corp.                         $   122,200
   4,100        Medtronic, Inc.                                     196,677
   5,500   @    St. Jude Medical, Inc.                              316,250
   3,600   @    Varian Medical Systems, Inc.                        207,252
   4,500   @    Zimmer Holdings, Inc.                               202,725
                                                                -----------
                                                                  1,045,104
                                                                -----------
                HEALTHCARE -- SERVICES: 1.9%
   3,300   A    Aetna, Inc.                                         198,660
   3,800        UnitedHealth Group, Inc.                            190,950
                                                                -----------
                                                                    389,610
                                                                -----------
                INSURANCE: 2.3%
   6,300        Aflac, Inc.                                         193,725
   3,300        American Intl. Group                                182,094
   2,200        WR Berkley Corp.                                    115,940
                                                                -----------
                                                                    491,759
                                                                -----------
                INTERNET: 4.7%
   5,600   @    Amazon.Com, Inc.                                    204,344
   8,700   @    InterActiveCorp.                                    344,259
  20,000   @    WebMD Corp.                                         216,600
   6,700   @    Yahoo!, Inc.                                        219,492
                                                                -----------
                                                                    984,695
                                                                -----------
                MACHINERY -- DIVERSIFIED: 1.0%
   9,000   @    Cognex Corp.                                        201,150
                                                                -----------
                                                                    201,150
                                                                -----------
                MEDIA: 2.3%
   5,700   @    Comcast Corp.                                       164,331
   3,000   @    EchoStar Communications Corp.                       103,860
   4,800   @    Viacom, Inc.                                        211,362
                                                                -----------
                                                                    479,553
                                                                -----------
                MISCELLANEOUS MANUFACTURING: 1.0%
   3,000        Danaher Corp.                                       204,150
                                                                -----------
                                                                    204,150
                                                                -----------
                OIL & GAS: 7.7%
   4,600        Apache Corp.                                        299,276
   9,700        Exxon Mobil Corp.                                   348,327
  11,500  @,@@  Nabors Industries Ltd.                              454,825
   9,300   @    Patterson-UTI Energy, Inc.                          301,320
   9,800        XTO Energy, Inc.                                    197,078
                                                                -----------
                                                                  1,600,826
                                                                -----------
                PHARMACEUTICALS: 8.4%
   5,200   @    AdvancePCS                                          198,796
   6,600  @,@@  Biovail Corp.                                       310,596
   3,200   @    Celgene Corp.                                        97,280
   3,500   @    Express Scripts, Inc.                               238,735
   7,800   @    Medimmune, Inc.                                     283,686
  13,600        Omnicare, Inc.                                      459,544
   5,000        Pfizer, Inc.                                        170,750
                                                                -----------
                                                                  1,759,387
                                                                -----------
                RETAIL: 11.4%
   3,100   @    99 Cents Only Stores                                106,392
  11,400   @    Abercrombie & Fitch Co.                             323,874
   3,300        Applebees Intl., Inc.                               103,719
   2,700   @    Autozone, Inc.                                      205,119
   5,500        CBRL Group, Inc.                                    213,730
  10,100   @    Chico's FAS, Inc.                                   212,605
  10,800        Gap, Inc.                                           202,608
   7,200   @    HOT Topic, Inc.                                     193,752
   3,800   @    Pacific Sunwear of California                        91,542
   4,200   @    Sonic Corp.                                         106,806
  13,400   @    Staples, Inc.                                       245,890
   5,900        Tiffany & Co.                                       192,812
   3,500        Wal-Mart Stores, Inc.                               187,845
                                                                -----------
                                                                  2,386,694
                                                                -----------

ING
VP
GROWTH
OPPORTUNITIES
PORTFOLIO   PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

 Shares                                                            Value
---------------------------------------------------------------------------
                SEMICONDUCTORS: 4.6%
  20,900   @    Altera Corp.                                    $   342,760
   6,000        Linear Technology Corp.                             193,260
  16,500   @    Xilinx, Inc.                                        417,615
                                                                -----------
                                                                    953,635
                                                                -----------
                SOFTWARE: 3.9%
   4,500        First Data Corp.                                    186,480
   4,200        Microsoft Corp.                                     107,562
   7,100   @    Packeteer, Inc.                                     110,547
  14,400   @    Veritas Software Corp.                              412,848
                                                                -----------
                                                                    817,437
                                                                -----------
                TELECOMMUNICATIONS: 5.0%
  12,100   @    Cisco Systems, Inc.                                 200,739
  29,900   @    Corning, Inc.                                       220,961
  14,100   @    Nextel Communications, Inc.                         254,928
  10,400   @    Utstarcom, Inc.                                     369,928
                                                                -----------
                                                                  1,046,556
                                                                -----------
                TRANSPORTATION: 2.1%
   6,200        CH Robinson Worldwide, Inc.                         220,472
   6,500        Expeditors Intl. Washington, Inc.                   225,160
                                                                -----------
                                                                    445,632
                                                                -----------
                Total Common Stock
                 (Cost $17,109,349)                              19,293,755
                                                                -----------
INVESTMENT COMPANIES: 5.3%
                EQUITY FUND: 5.3%
     800        Biotech HOLDRs Trust                                 98,600
   5,400        Internet HOLDRs Trust                               209,358
  12,140   @    Nasdaq-100 Index Tracking Stock                     363,593
   3,400        Semiconductor HOLDRs Trust                           96,322
   3,565        SPDR Trust Series 1                                 348,051
                                                                -----------
                                                                  1,115,924
                                                                -----------
                Total Mutual Funds
                 (Cost $982,767)                                  1,115,924
                                                                -----------
                Total Long-Term Investments
                 (Cost $18,092,116)                              20,409,679
                                                                -----------
Principal
 Amount                                                             Value
----------------------------------------------------------------------------
SHORT-TERM INVESTMENTS: 2.9%
                 REPURCHASE AGREEMENT: 2.9%
$596,000         State Street Repurchase Agreement dated
                  06/30/03, 0.950%, due 07/01/03, 596,016 to be
                  received upon repurchase (Collateralized by
                  $400,000 U.S. Treasury Bonds, 8.500%, Market
                  Value $609,304, due 02/15/20)                      596,000
                                                                 -----------
                 Total Short-Term Investments
                  (Cost $596,000)                                    596,000
                                                                 -----------


          TOTAL INVESTMENTS IN SECURITIES
           (COST $18,688,116)*                          100.5%  $21,005,679
          OTHER ASSETS AND LIABILITIES-NET               (0.5)     (102,733)
                                                        ------  -----------
          NET ASSETS                                    100.0%  $20,902,946
                                                        ======  ===========

 @     Non-income producing security
 @@    Foreign Issuer
 A     Related Party
 *     Cost for federal income tax purposes is the same as for
       financial statement purposes. Net unrealized appreciation
       consists of:

      Gross Unrealized Appreciation                               $2,434,212
      Gross Unrealized Depreciation                                 (116,649)
                                                                  ----------
      Net Unrealized Appreciation                                 $2,317,563
                                                                  ==========

ING
VP
LARGECAP
GROWTH
PORTFOLIO   PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

Shares                                                              Value
----------------------------------------------------------------------------
COMMON STOCK: 98.6%
              ADVERTISING: 3.9%
  1,000       Omnicom Group                                       $   71,700
                                                                  ----------
                                                                      71,700
                                                                  ----------
              BIOTECHNOLOGY: 2.1%
    600   @   Genzyme Corp.-Genl Division                             25,080
    400   @   Idec Pharmaceuticals Corp.                              13,600
                                                                  ----------
                                                                      38,680
                                                                  ----------
              COMMERCIAL SERVICES: 4.8%
  1,400   @   Apollo Group, Inc.                                      86,464
                                                                  ----------
                                                                      86,464
                                                                  ----------
              COMPUTERS: 5.3%
  3,000   @   Dell Computer Corp.                                     95,880
                                                                  ----------
                                                                      95,880
                                                                  ----------
              DIVERSIFIED FINANCIAL SERVICES: 7.8%
  1,800       Citigroup, Inc.                                         77,040
    940       Countrywide Financial Corp.                             65,396
                                                                  ----------
                                                                     142,436
                                                                  ----------
              ENTERTAINMENT: 2.3%
    400       International Game Technology                           40,932
                                                                  ----------
                                                                      40,932
                                                                  ----------
              HEALTHCARE-PRODUCTS: 3.2%
  1,295       Guidant Corp.                                           57,485
                                                                  ----------
                                                                      57,485
                                                                  ----------
              HEALTHCARE-SERVICES: 4.9%
    500   @   Anthem, Inc.                                            38,575
    600   @   WellPoint Health Networks                               50,580
                                                                  ----------
                                                                      89,155
                                                                  ----------
              INSURANCE: 4.3%
    900       American Intl. Group                                    49,662
    800       St. Paul Cos.                                           29,208
                                                                  ----------
                                                                      78,870
                                                                  ----------
              INTERNET: 12.6%
    545   @   eBay, Inc.                                              56,778
  2,200   @   InterActiveCorp.                                        87,054
    800   @   Symantec Corp.                                          35,088
  1,520   @   Yahoo!, Inc.                                            49,795
                                                                  ----------
                                                                     228,715
                                                                  ----------
              MEDIA: 6.7%
    600   @   Clear Channel Communications, Inc.                      25,434
  1,000   @   EchoStar Communications Corp.                           34,620
  2,000   @   Univision Communications, Inc.                          60,800
                                                                  ----------
                                                                     120,854
                                                                  ----------
              PHARMACEUTICALS: 22.1%
    900       Abbott Laboratories                                     39,384
    300       AmerisourceBergen Corp.                                 20,805
  1,500  @@   AstraZeneca PLC ADR                                     61,155
    300       Cardinal Health, Inc.                                   19,290
  1,100       Eli Lilly & Co.                                         75,867

Shares                                                              Value
----------------------------------------------------------------------------
    700   @   Forest Laboratories, Inc.                           $   38,325
    400   @   Gilead Sciences, Inc.                                   22,232
  1,035       Pfizer, Inc.                                            35,345
  3,800       Schering-Plough Corp.                                   70,680
  1,300  @@   Serono SA ADR                                           18,928
                                                                  ----------
                                                                     402,011
                                                                  ----------
              RETAIL: 4.9%
    700   @   Autozone, Inc.                                          53,179
    900   @   Staples, Inc.                                           16,515
  1,000       TJX Cos., Inc.                                          18,840
                                                                  ----------
                                                                      88,534
                                                                  ----------
              SEMICONDUCTORS: 4.8%
    675   @   Analog Devices, Inc.                                    23,504
  4,000   @   Applied Materials, Inc.                                 63,440
                                                                  ----------
                                                                      86,944
                                                                  ----------
              SOFTWARE: 8.5%
  1,800       First Data Corp.                                        74,592
  3,125       Microsoft Corp.                                         80,031
                                                                  ----------
                                                                     154,623
                                                                  ----------
              TELECOMMUNICATIONS: 0.4%
    200       Qualcomm, Inc.                                           7,150
                                                                  ----------
                                                                       7,150
                                                                  ----------
              Total Common Stock
               (Cost $1,696,063)                                   1,790,433
                                                                  ----------
Principal
 Amount                                                               Value
------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS: 1.5%
                REPURCHASE AGREEMENT: 1.5%
 $28,000        State Street Repurchase Agreement dated 06/30/03,
                 0.950%, due 07/01/03, $28,001 to be received upon
                 repurchase (Collateralized by $30,000 U.S.
                 Treasury Notes, 2.000%, Market Value $30,375, due
                 11/30/04)                                              28,000
                                                                    ----------
                Total Short-Term Investments
                 (Cost $28,000)                                         28,000
                                                                    ----------

              TOTAL INVESTMENTS IN SECURITIES
               (COST $1,724,063)*                         100.1%  $1,818,433
              OTHER ASSETS AND LIABILITIES-NET             (0.1)      (2,526)
                                                          ------  ----------
              NET ASSETS                                  100.0%  $1,815,907
                                                          ======  ==========

 @      Non-income producing security
 @@     Foreign Issuer
 ADR    American Depositary Receipt
 *      Cost for federal income tax purposes is the same as for
        financial statement purposes. Net unrealized appreciation
        consists of:

       Gross Unrealized Appreciation                                $111,689
       Gross Unrealized Depreciation                                 (17,319)
                                                                    --------
       Net Unrealized Appreciation                                  $ 94,370
                                                                    ========

                 See Accompanying Notes to Financial Statements

ING
VP
MIDCAP
OPPORTUNITIES
PORTFOLIO   PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

 Shares                                                            Value
---------------------------------------------------------------------------
COMMON STOCK: 93.4%
                  APPAREL: 0.8%
   2,300    @     Coach, Inc.                                   $   114,402
                                                                -----------
                                                                    114,402
                                                                -----------
                  AUTO PARTS & EQUIPMENT: 0.8%
   1,200          Johnson Controls, Inc.                            102,720
                                                                -----------
                                                                    102,720
                                                                -----------
                  BANKS: 0.7%
   3,000          Bank of Hawaii Corp.                               99,450
                                                                -----------
                                                                     99,450
                                                                -----------
                  BUILDING MATERIALS: 0.8%
   1,500    @     American Standard Cos., Inc.                      110,895
                                                                -----------
                                                                    110,895
                                                                -----------
                  COMMERCIAL SERVICES: 9.2%
   6,000    @     Aramark Corp.                                     134,520
   1,600    @     Career Education Corp.                            109,472
   1,600    @     Corporate Executive Board Co.                      65,312
   1,900    @     Education Management Corp.                        101,042
   5,400    @     FTI Consulting, Inc.                              134,838
   5,300    @     Kroll, Inc.                                       143,418
   4,200          Paychex, Inc.                                     123,102
  10,000    @     Pharmaceutical Product Development, Inc.          287,300
   3,100    @     Weight Watchers Intl., Inc.                       141,019
                                                                -----------
                                                                  1,240,023
                                                                -----------
                  COMPUTERS: 5.6%
   3,000    @     Affiliated Computer Services, Inc.                137,190
   4,300    @     CACI Intl., Inc.                                  147,490
   2,000    @     Lexmark Intl., Inc.                               141,540
  12,200    @     Network Appliance, Inc.                           197,762
   4,500          Reynolds & Reynolds Co.                           128,520
                                                                -----------
                                                                    752,502
                                                                -----------
                  DIVERSIFIED FINANCIAL SERVICES: 0.9%
   1,600          Bear Stearns Cos., Inc.                           115,872
                                                                -----------
                                                                    115,872
                                                                -----------
                  ELECTRICAL COMPONENTS & EQUIPMENT: 1.0%
   8,500          American Power Conversion                         132,515
                                                                -----------
                                                                    132,515
                                                                -----------
                  ELECTRONICS: 3.1%
   8,800    @     Gentex Corp.                                      269,368
   6,500    @     Jabil Circuit, Inc.                               143,650
                                                                -----------
                                                                    413,018
                                                                -----------
                  ENGINEERING & CONSTRUCTION: 2.3%
   4,300          Fluor Corp.                                       144,652
   3,800    @     Jacobs Engineering Group, Inc.                    160,170
                                                                -----------
                                                                    304,822
                                                                -----------
                  ENVIRONMENTAL CONTROL: 0.9%
   5,500    @     Republic Services, Inc.                           124,685
                                                                -----------
                                                                    124,685
                                                                -----------
                  FOOD: 2.5%
   6,750    @     Dean Foods Co.                                    212,625
   3,500    @     Performance Food Group Co.                        129,500
                                                                -----------
                                                                    342,125
                                                                -----------
                  HEALTHCARE -- PRODUCTS: 6.1%
   2,000          CR Bard, Inc.                                     142,620
   3,100    @     St. Jude Medical, Inc.                            178,250
   5,300    @     Steris Corp.                                      122,377
   4,200    @     Varian Medical Systems, Inc.                      241,794
   3,200    @     Zimmer Holdings, Inc.                             144,160
                                                                -----------
                                                                    829,201
                                                                -----------

 Shares                                                            Value
---------------------------------------------------------------------------
                  HEALTHCARE -- SERVICES: 2.8%
   2,000    A     Aetna, Inc.                                   $   120,400
   6,400          Health Management Associates, Inc.                118,080
   1,600    @     WellPoint Health Networks                         134,880
                                                                -----------
                                                                    373,360
                                                                -----------
                  HOME FURNISHINGS: 0.5%
     800          Harman Intl. Industries, Inc.                      63,312
                                                                -----------
                                                                     63,312
                                                                -----------
                  INSURANCE: 0.7%
   1,900          WR Berkley Corp.                                  100,130
                                                                -----------
                                                                    100,130
                                                                -----------
                  INTERNET: 4.0%
   6,700    @     InterActiveCorp.                                  265,119
  12,000    @     WebMD Corp.                                       129,960
   4,500    @     Yahoo!, Inc.                                      147,420
                                                                -----------
                                                                    542,499
                                                                -----------
                  MACHINERY -- DIVERSIFIED: 2.0%
   3,600    @     Cognex Corp.                                       80,460
   5,500          Rockwell Automation, Inc.                         131,120
     700    @     Zebra Technologies Corp.                           52,633
                                                                -----------
                                                                    264,213
                                                                -----------
                  MEDIA: 2.5%
   4,300    @     Cablevision Systems Corp.                          89,268
   4,500    @     EchoStar Communications Corp.                     155,790
   3,200    @     Univision Communications, Inc.                     97,280
                                                                -----------
                                                                    342,338
                                                                -----------
                  MISCELLANEOUS MANUFACTURING: 1.1%
   2,100          Danaher Corp.                                     142,905
                                                                -----------
                                                                    142,905
                                                                -----------
                  OFFICE/BUSINESS EQUIPMENT: 1.0%
  12,400    @     Xerox Corp.                                       131,316
                                                                -----------
                                                                    131,316
                                                                -----------
                  OIL & GAS: 6.3%
   2,000          Apache Corp.                                      130,120
   2,700          Devon Energy Corp.                                144,180
   5,700   @,@@   Nabors Industries Ltd.                            225,435
   7,000    @     Patterson-UTI Energy, Inc.                        226,800
   6,400          XTO Energy, Inc.                                  128,704
                                                                -----------
                                                                    855,239
                                                                -----------
                  OIL & GAS SERVICES: 0.9%
   3,300    @     BJ Services Co.                                   123,288
                                                                -----------
                                                                    123,288
                                                                -----------
                  PACKAGING & CONTAINERS: 1.0%
   6,700    @     Pactiv Corp.                                      132,057
                                                                -----------
                                                                    132,057
                                                                -----------
                  PHARMACEUTICALS: 10.2%
   3,600    @     AdvancePCS                                        137,628
   1,700          Allergan, Inc.                                    131,070
   4,000   @,@@   Biovail Corp.                                     188,240
   4,500    @     Celgene Corp.                                     136,800
   2,400    @     Express Scripts, Inc.                             163,704
   6,000    @     Medimmune, Inc.                                   218,220
   4,500          Mylan Laboratories                                156,465
   7,100          Omnicare, Inc.                                    239,909
                                                                -----------
                                                                  1,372,036
                                                                -----------
                  RETAIL: 11.2%
   4,200    @     99 Cents Only Stores                              144,144
   8,500    @     Abercrombie & Fitch Co.                           241,485
   1,700    @     Autozone, Inc.                                    129,149
   2,700    @     Bed Bath & Beyond, Inc.                           104,787
   4,500          CBRL Group, Inc.                                  174,870
   6,100    @     Chico's FAS, Inc.                                 128,405
   4,800    @     HOT Topic, Inc.                                   129,168

ING
VP
MIDCAP
OPPORTUNITIES
PORTFOLIO   PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

 Shares                                                            Value
---------------------------------------------------------------------------
                  RETAIL (CONTINUED)
   5,000    @     Sonic Corp.                                   $   127,150
  10,400    @     Staples, Inc.                                     190,840
   4,500          Tiffany & Co.                                     147,060
                                                                -----------
                                                                  1,517,058
                                                                -----------
                  SAVINGS & LOANS: 0.9%
   4,133          New York Community Bancorp, Inc.                  120,229
                                                                -----------
                                                                    120,229
                                                                -----------
                  SEMICONDUCTORS: 3.0%
  13,100    @     Altera Corp.                                      214,840
   3,900          Linear Technology Corp.                           125,619
   2,500    @     Xilinx, Inc.                                       63,850
                                                                -----------
                                                                    404,309
                                                                -----------
                  SOFTWARE: 3.7%
   2,900    @     D&B Corp.                                         119,190
   3,800          Fair Isaac Corp.                                  195,510
   6,600    @     Veritas Software Corp.                            189,222
                                                                -----------
                                                                    503,922
                                                                -----------
                  TELECOMMUNICATIONS: 3.2%
  14,400    @     Corning, Inc.                                     106,416
   5,000    @     Juniper Networks, Inc.                             61,850
   3,200    @     Nextel Communications, Inc.                        57,856
   5,880    @     Utstarcom, Inc.                                   209,152
                                                                -----------
                                                                    435,274
                                                                -----------
                  TOYS/GAMES/HOBBIES: 0.8%
   6,000          Mattel, Inc.                                      113,520
                                                                -----------
                                                                    113,520
                                                                -----------
                  TRANSPORTATION: 2.9%
   5,500          CH Robinson Worldwide, Inc.                       195,580
   5,600          Expeditors Intl. Washington, Inc.                 193,984
                                                                -----------
                                                                    389,564
                                                                -----------
                  Total Common Stock
                   (Cost $11,474,411)                            12,608,799
                                                                -----------
MUTUAL FUNDS: 4.0%
                  EQUITY FUND: 4.0%
   4,100          Internet HOLDRs Trust                             158,957
   1,500          Midcap SPDR Trust Series 1                        131,580
   4,300    @     Nasdaq-100 Index Tracking Stock                   128,785
   1,300          SPDR Trust Series 1                               126,919
                                                                -----------
                                                                    546,241
                                                                -----------
                  Total Mutual Funds
                   (Cost $523,146)                                  546,241
                                                                -----------
                  Total Long-Term Investments
                   (Cost $11,997,557)                            13,155,040
                                                                -----------


Principal
 Amount                                                             Value
----------------------------------------------------------------------------
SHORT-TERM INVESTMENTS: 3.2%
                   REPURCHASE AGREEMENT: 3.2%
$426,000           State Street Repurchase Agreement dated
                    06/30/03, 0.950%, due 07/01/03, $426,011 to
                    be received upon repurchase (Collateralized
                    by $290,000 U.S. Treasury Bonds, 8.500%,
                    Market Value $441,746, due 02/15/20)         $   426,000
                                                                 -----------

Principal
 Amount                                                             Value
----------------------------------------------------------------------------
                   Total Short-Term Investments
                    (Cost $426,000)                                  426,000
                                                                 -----------

              TOTAL INVESTMENTS IN SECURITIES
               (COST $12,423,557)*                      100.6%  $13,581,040
              OTHER ASSETS AND LIABILITIES-NET           (0.6)      (80,671)
                                                        ------  -----------
              NET ASSETS                                100.0%  $13,500,369
                                                        ======  ===========

 @     Non-income producing security
 @@    Foreign Issuer
 ADR   American Depositary Receipt
 A     Related Party
 *     Cost for federal income tax purposes is the same as for
       financial statement purposes. Net unrealized appreciation
       consists of:

      Gross Unrealized Appreciation                               $1,276,905
      Gross Unrealized Depreciation                                 (119,422)
                                                                  ----------
      Net Unrealized Appreciation                                 $1,157,483
                                                                  ==========

ING
VP
SMALLCAP
OPPORTUNITIES
PORTFOLIO   PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

  Shares                                                           Value
----------------------------------------------------------------------------
COMMON STOCK: 91.0%
                 ADVERTISING: 0.6%
    16,480   @   Getty Images, Inc.                             $    680,624
                                                                ------------
                                                                     680,624
                                                                ------------
                 AEROSPACE/DEFENSE: 0.5%
    13,100       Engineered Support Systems, Inc.                    548,235
                                                                ------------
                                                                     548,235
                                                                ------------
                 AIRLINES: 0.6%
    69,200   @   Airtran Holdings, Inc.                              724,524
                                                                ------------
                                                                     724,524
                                                                ------------
                 BANKS: 4.2%
    68,635   @   Southwest Bancorp of Texas, Inc.                  2,231,324
    27,700       UCBH Holdings, Inc.                                 794,436
    47,500       Westamerica Bancorporation                        2,046,300
                                                                ------------
                                                                   5,072,060
                                                                ------------
                 BIOTECHNOLOGY: 2.7%
    51,800   @   Digene Corp.                                      1,410,514
    20,900   @   Integra LifeSciences Holdings Corp.                 551,342
    30,200   @   Martek Biosciences Corp.                          1,296,788
                                                                ------------
                                                                   3,258,644
                                                                ------------
                 COMMERCIAL SERVICES: 7.3%
    11,000   @   Corinthian Colleges, Inc.                           534,270
    28,000   @   Corporate Executive Board Co.                     1,142,960
    17,100   @   Education Management Corp.                          909,378
    35,250   @   FTI Consulting, Inc.                                880,193
    57,700   @   Kroll, Inc.                                       1,561,362
    82,200   @   Pharmaceutical Product Development, Inc.          2,361,606
    16,100       Strayer Education, Inc.                           1,279,145
                                                                ------------
                                                                   8,668,914
                                                                ------------
                 COMPUTERS: 7.6%
    37,900   @   CACI Intl., Inc.                                  1,299,970
    95,800   @   Cognizant Technology Solutions Corp.              2,333,688
    45,900   @   Hutchinson Technology, Inc.                       1,509,651
    35,000   @   Micros Systems, Inc.                              1,154,300
    21,700   @   NetScreen Technologies, Inc.                        489,335
    20,680       Reynolds & Reynolds Co.                             590,621
    28,300   @   Sandisk Corp.                                     1,141,905
    52,200   @   Western Digital Corp.                               537,660
                                                                ------------
                                                                   9,057,130
                                                                ------------
                 DISTRIBUTION/WHOLESALE: 1.0%
    35,455   @   SCP Pool Corp.                                    1,219,652
                                                                ------------
                                                                   1,219,652
                                                                ------------
                 DIVERSIFIED FINANCIAL SERVICES: 0.5%
    12,500  @@   Doral Financial Corp.                               558,125
                                                                ------------
                                                                     558,125
                                                                ------------
                 ELECTRICAL COMPONENTS & EQUIPMENT: 1.0%
    34,000   @   Wilson Greatbatch Technologies, Inc.              1,227,400
                                                                ------------
                                                                   1,227,400
                                                                ------------
                 ELECTRONICS: 2.2%
    39,400   @   Benchmark Electronics, Inc.                       1,211,944
    45,520   @   Flir Systems, Inc.                                1,372,428
                                                                ------------
                                                                   2,584,372
                                                                ------------
                 ENERGY -- ALTERNATE SOURCES: 1.0%
    78,300   @   Headwaters, Inc.                                  1,150,227
                                                                ------------
                                                                   1,150,227
                                                                ------------
                 ENTERTAINMENT: 1.8%
    41,000       GTECH Holdings Corp.                              1,543,650
    28,600   @   Penn National Gaming, Inc.                          587,730
                                                                ------------
                                                                   2,131,380
                                                                ------------

  Shares                                                           Value
----------------------------------------------------------------------------
                 ENVIRONMENTAL CONTROL: 1.2%
    23,600   @   Stericycle, Inc.                               $    908,128
    32,200   @   Tetra Tech, Inc.                                    551,586
                                                                ------------
                                                                   1,459,714
                                                                ------------
                 FOOD: 4.1%
    30,300   @   American Italian Pasta Co.                        1,261,995
    22,800       Flowers Foods, Inc.                                 450,528
    62,100   @   Performance Food Group Co.                        2,297,700
    30,400   @   United Natural Foods, Inc.                          855,456
                                                                ------------
                                                                   4,865,679
                                                                ------------
                 HEALTHCARE -- PRODUCTS: 6.1%
    23,500   @   Advanced Neuromodulation Systems, Inc.            1,216,595
    22,400   @   Inamed Corp.                                      1,202,656
     2,400   @   Kensey Nash Corp.                                    62,784
    66,404   @   Kyphon, Inc.                                      1,004,028
    59,300   @   Steris Corp.                                      1,369,237
    78,600   @   Thoratec Corp.                                    1,171,140
    38,800   @   Zoll Medical Corp.                                1,302,128
                                                                ------------
                                                                   7,328,568
                                                                ------------
                 HEALTHCARE -- SERVICES: 4.7%
    68,775   @   Amsurg Corp.                                      2,097,637
    37,400   @   Coventry Health Care, Inc.                        1,726,384
    32,800   @   Curative Health Services, Inc.                      557,600
    24,700   @   Mid Atlantic Medical Services                     1,291,810
                                                                ------------
                                                                   5,673,431
                                                                ------------
                 HOUSEHOLD PRODUCTS/WARES: 0.5%
    24,900   @   Yankee Candle Co., Inc.                             578,178
                                                                ------------
                                                                     578,178
                                                                ------------
                 INSURANCE: 2.7%
    44,200       HCC Insurance Holdings, Inc.                      1,306,994
    28,200   @   Philadelphia Consolidated Holding Co.             1,139,280
    30,300   @   ProAssurance Corp.                                  817,797
                                                                ------------
                                                                   3,264,071
                                                                ------------
                 INTERNET: 2.8%
    37,700   @   Avocent Corp.                                     1,128,361
    51,700   @   Digital Insight Corp.                               984,885
    65,300   @   Digital River, Inc.                               1,260,290
                                                                ------------
                                                                   3,373,536
                                                                ------------
                 LODGING: 0.9%
    44,700   @   Station Casinos, Inc.                             1,128,675
                                                                ------------
                                                                   1,128,675
                                                                ------------
                 MACHINERY -- DIVERSIFIED: 1.8%
    49,300   @   Cognex Corp.                                      1,101,855
    13,600   @   Zebra Technologies Corp.                          1,022,584
                                                                ------------
                                                                   2,124,439
                                                                ------------
                 MEDIA: 0.5%
    32,900   @   Radio One, Inc.                                     584,633
                                                                ------------
                                                                     584,633
                                                                ------------
                 MISCELLANEOUS MANUFACTURING: 1.6%
    12,400       Donaldson Co., Inc.                                 551,180
    30,260   @   ESCO Technologies, Inc.                           1,331,440
                                                                ------------
                                                                   1,882,620
                                                                ------------
                 OIL & GAS: 3.2%
    17,400   @   Evergreen Resources, Inc.                           944,994
    17,250       Patina Oil & Gas Corp.                              554,587
    78,700   @   Southwestern Energy Co.                           1,181,287
    52,000   @   Unit Corp.                                        1,087,320
                                                                ------------
                                                                   3,768,188
                                                                ------------

                 See Accompanying Notes to Financial Statements

ING
VP
SMALLCAP
OPPORTUNITIES
PORTFOLIO   PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

  Shares                                                           Value
----------------------------------------------------------------------------
                 OIL & GAS SERVICES: 1.0%
   109,900   @   Key Energy Services, Inc.                      $  1,178,128
                                                                ------------
                                                                   1,178,128
                                                                ------------
                 PHARMACEUTICALS: 2.4%
    38,500       Alpharma, Inc.                                      831,600
    18,500   @   Celgene Corp.                                       562,400
    39,700   @   Endo Pharmaceuticals Holdings, Inc.                 671,724
    15,500   @   Pharmaceutical Resources, Inc.                      754,230
                                                                ------------
                                                                   2,819,954
                                                                ------------
                 RETAIL: 9.4%
    26,745       Applebees Intl., Inc.                               840,595
    63,000       CBRL Group, Inc.                                  2,448,180
    19,400   @   Cheesecake Factory                                  696,266
    69,300   @   Chico's FAS, Inc.                                 1,458,765
    22,200   @   Dick's Sporting Goods, Inc.                         814,296
    33,700   @   HOT Topic, Inc.                                     906,867
    43,400   @   MSC Industrial Direct Co.                           776,860
    54,800   @   Pacific Sunwear of California                     1,320,132
    13,800   @   PF Chang's China Bistro, Inc.                       679,098
    48,390   @   Sonic Corp.                                       1,230,558
                                                                ------------
                                                                  11,171,617
                                                                ------------
                 SAVINGS & LOANS: 0.4%
    20,900       Dime Community Bancshares                           531,905
                                                                ------------
                                                                     531,905
                                                                ------------
                 SEMICONDUCTORS: 4.4%
    60,200   @   Artisan Components, Inc.                          1,361,122
    53,600   @   Integrated Circuit Systems, Inc.                  1,684,648
    39,300   @   Omnivision Technologies, Inc.                     1,226,160
    40,800   @   Power Integrations, Inc.                            992,256
                                                                ------------
                                                                   5,264,186
                                                                ------------
                 SOFTWARE: 6.0%
    56,100   @   Avid Technology, Inc.                             1,967,427
    60,500   @   EPIQ Systems, Inc.                                1,038,785
    29,400       Global Payments, Inc.                             1,043,700
    12,800   @   IMPAC Medical Systems, Inc.                         267,264
    18,210   @   National Instruments Corp.                          687,974
   138,800   @   Packeteer, Inc.                                   2,161,116
                                                                ------------
                                                                   7,166,266
                                                                ------------
                 TELECOMMUNICATIONS: 3.8%
    27,400   @   Adtran, Inc.                                      1,397,948
    51,800   @   Boston Communications Group                         887,334
   155,900   @   Foundry Networks, Inc.                            2,244,960
                                                                ------------
                                                                   4,530,242
                                                                ------------
                 TOYS/GAMES/HOBBIES: 1.0%
    37,200   @   Leapfrog Enterprises, Inc.                        1,183,332
                                                                ------------
                                                                   1,183,332
                                                                ------------
                 TRANSPORTATION: 1.5%
    48,490   @   Knight Transportation, Inc.                       1,207,401
    27,500   @   Yellow Corp.                                        636,625
                                                                ------------
                                                                   1,844,026
                                                                ------------
                 Total Common Stock
                  (Cost $90,995,643)                             108,602,675
                                                                ------------
MUTUAL FUNDS: 3.3%
                 EQUITY FUND: 3.3%
    42,730       iShares Russell 2000 Growth Index Fund            2,018,993
    22,400       iShares Russell 2000 Index Fund                   1,991,360
                                                                ------------
                                                                   4,010,353
                                                                ------------
                 Total Mutual Funds
                  (Cost $3,704,170)                                4,010,353
                                                                ------------
                 Total Long-Term Investments
                  (Cost $94,699,813)                             112,613,028
                                                                ------------
Principal
  Amount                                                           Value
----------------------------------------------------------------------------
SHORT-TERM INVESTMENTS: 7.7%
                 REPURCHASE AGREEMENT: 7.7%
$9,195,000       State Street Repurchase Agreement dated
                  06/30/03, 0.950%, due 07/01/03, $9,195,243
                  to be received upon repurchase
                  (Collateralized by $9,305,000 U.S. Treasury
                  Notes, 1.750%, Market Value $9,379,142, due
                  12/31/04)                                     $  9,195,000
                                                                ------------
                 Total Short-Term Investments
                  (Cost $9,195,000)                                9,195,000
                                                                ------------


              TOTAL INVESTMENTS IN SECURITIES
               (COST $103,894,813)*                    102.0%  $121,808,028
              OTHER ASSETS AND LIABILITIES-NET          (2.0)    (2,412,019)
                                                       ------  ------------
              NET ASSETS                               100.0%  $119,396,009
                                                       ======  ============


 @     Non-income producing security
 @@    Foreign Issuer
 *     Cost for federal income tax purposes is the same as for
       financial statement purposes. Net unrealized appreciation
       consists of:

      Gross Unrealized Appreciation                              $18,380,366
      Gross Unrealized Depreciation                                 (467,151)
                                                                 -----------
      Net Unrealized Appreciation                                $17,913,215
                                                                 ===========


                 See Accompanying Notes to Financial Statements

ING
VP LARGE
COMPANY
VALUE
PORTFOLIO   PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

Shares                                                              Value
----------------------------------------------------------------------------
COMMON STOCK: 97.2%
                 AEROSPACE/DEFENSE: 3.2%
    750          General Dynamics Corp.                           $   54,375
                                                                  ----------
                                                                      54,375
                                                                  ----------
                 AGRICULTURE: 4.0%
  1,500          Altria Group, Inc.                                   68,160
                                                                  ----------
                                                                      68,160
                                                                  ----------
                 APPAREL: 1.3%
    400          Nike, Inc.                                           21,396
                                                                  ----------
                                                                      21,396
                                                                  ----------
                 AUTO MANUFACTURERS: 1.0%
  1,600          Ford Motor Co.                                       17,584
                                                                  ----------
                                                                      17,584
                                                                  ----------
                 BANKS: 5.8%
    600          Bank of America Corp.                                47,418
  1,000          Wells Fargo & Co.                                    50,400
                                                                  ----------
                                                                      97,818
                                                                  ----------
                 BUILDING MATERIALS: 1.6%
  1,100          Masco Corp.                                          26,235
                                                                  ----------
                                                                      26,235
                                                                  ----------
                 CHEMICALS: 3.6%
  1,200          Dow Chemical Co.                                     37,152
    400          Praxair, Inc.                                        24,040
                                                                  ----------
                                                                      61,192
                                                                  ----------
                 COMPUTERS: 2.3%
  1,806          Hewlett-Packard Co.                                  38,467
                                                                  ----------
                                                                      38,467
                                                                  ----------
                 COSMETICS/PERSONAL CARE: 1.5%
    500          Kimberly-Clark Corp.                                 26,070
                                                                  ----------
                                                                      26,070
                                                                  ----------
                 DIVERSIFIED FINANCIAL SERVICES: 13.7%
  1,000          Citigroup, Inc.                                      42,800
    800          Fannie Mae                                           53,952
  1,000          Freddie Mac                                          50,770
  1,000          Merrill Lynch & Co., Inc.                            46,680
    900          Morgan Stanley                                       38,475
                                                                  ----------
                                                                     232,677
                                                                  ----------
                 ELECTRICAL COMPONENTS & EQUIPMENT: 3.0%
  1,000          Emerson Electric Co.                                 51,100
                                                                  ----------
                                                                      51,100
                                                                  ----------
                 ELECTRONICS: 3.0%
  2,700    @@    Koninklijke Philips Electronics NV ADR               51,597
                                                                  ----------
                                                                      51,597
                                                                  ----------
                 FOOD: 4.2%
    900    @@    Nestle SA ADR                                        46,665
    450    @@    Unilever NV ADR                                      24,300
                                                                  ----------
                                                                      70,965
                                                                  ----------

Shares                                                              Value
----------------------------------------------------------------------------
                 FOREST PRODUCTS & PAPER: 1.9%
    900          International Paper Co.                          $   32,157
                                                                  ----------
                                                                      32,157
                                                                  ----------
                 HEALTHCARE -- PRODUCTS: 2.2%
    900          Beckman Coulter, Inc.                                36,576
                                                                  ----------
                                                                      36,576
                                                                  ----------
                 HEALTHCARE -- SERVICES: 1.7%
  2,500    @     Tenet Healthcare Corp.                               29,125
                                                                  ----------
                                                                      29,125
                                                                  ----------
                 INSURANCE: 6.8%
    850          American Intl. Group                                 46,903
  1,000          John Hancock Financial Services, Inc.                30,730
  1,300          Metlife, Inc.                                        36,816
                                                                  ----------
                                                                     114,449
                                                                  ----------
                 MEDIA: 2.7%
    600          Gannett Co., Inc.                                    46,086
                                                                  ----------
                                                                      46,086
                                                                  ----------
                 MISCELLANEOUS MANUFACTURING: 3.5%
  2,200          Honeywell Intl., Inc.                                59,070
                                                                  ----------
                                                                      59,070
                                                                  ----------
                 OIL & GAS: 13.5%
    900          Anadarko Petroleum Corp.                             40,023
  1,300    @@    BP PLC ADR                                           54,626
    750          ChevronTexaco Corp.                                  54,150
  1,300          Exxon Mobil Corp.                                    46,683
    700    @@    Royal Dutch Petroleum Co. ADR                        32,634
                                                                  ----------
                                                                     228,116
                                                                  ----------
                 PHARMACEUTICALS: 4.5%
  1,500          Bristol-Myers Squibb Co.                             40,725
    600          Merck & Co., Inc.                                    36,330
                                                                  ----------
                                                                      77,055
                                                                  ----------
                 RETAIL: 2.2%
  1,700          McDonald's Corp.                                     37,502
                                                                  ----------
                                                                      37,502
                                                                  ----------
                 SAVINGS & LOANS: 2.9%
  1,200          Washington Mutual, Inc.                              49,560
                                                                  ----------
                                                                      49,560
                                                                  ----------
                 TELECOMMUNICATIONS: 4.7%
  1,400          SBC Communications, Inc.                             35,770
  1,100          Verizon Communications, Inc.                         43,395
                                                                  ----------
                                                                      79,165
                                                                  ----------
                 TRANSPORTATION: 2.4%
    650          FedEx Corp.                                          40,320
                                                                  ----------
                                                                      40,320
                                                                  ----------
                 Total Common Stock
                  (Cost $1,619,274)                                1,646,817
                                                                  ----------

                 See Accompanying Notes to Financial Statements

ING
VP LARGE
COMPANY
VALUE
PORTFOLIO   PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

Principal
 Amount                                                               Value
------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS: 3.9%
                   REPURCHASE AGREEMENT: 3.9%
 $66,000           State Street Repurchase Agreement dated
                    06/30/03, 0.950%, due 07/01/03, $65,002 to be
                    received upon repurchase (Collateralized by
                    $70,000 U.S. Treasury Notes, 1.750%, Market
                    Value $70,558, due 12/31/04)                    $   66,000
                                                                    ----------
                   Total Short-Term Investments
                    (cost $66,000)                                      66,000
                                                                    ----------

              TOTAL INVESTMENTS IN SECURITIES
               (COST $1,685,274)*                         101.1%  $1,712,817
              OTHER ASSETS AND LIABILITIES-NET             (1.1)     (18,054)
                                                          ------  ----------
              NET ASSETS                                  100.0%  $1,694,763
                                                          ======  ==========


 @     Non-income producing security
 @@    Foreign Issuer
 ADR   American Depositary Receipt
 *     Cost for federal income tax purposes is the same as for
       financial statement purposes. Net unrealized appreciation
       consists of:

      Gross Unrealized Appreciation                                 $ 83,581
      Gross Unrealized Depreciation                                  (56,038)
                                                                    --------
      Net Unrealized Appreciation                                   $ 27,543
                                                                    ========


                 See Accompanying Notes to Financial Statements

ING
VP
MAGNACAP
PORTFOLIO   PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

 Shares                                                            Value
---------------------------------------------------------------------------
COMMON STOCK: 96.0%
                  AEROSPACE/DEFENSE: 2.8%
   9,000          General Dynamics Corp.                        $   652,500
                                                                -----------
                                                                    652,500
                                                                -----------
                  AGRICULTURE: 4.0%
  21,000          Altria Group, Inc.                                954,240
                                                                -----------
                                                                    954,240
                                                                -----------
                  APPAREL: 1.3%
   5,900          Nike, Inc.                                        315,591
                                                                -----------
                                                                    315,591
                                                                -----------
                  AUTO MANUFACTURERS: 1.0%
  22,300          Ford Motor Co.                                    245,077
                                                                -----------
                                                                    245,077
                                                                -----------
                  BANKS: 5.8%
   8,400          Bank of America Corp.                             663,852
  13,800          Wells Fargo & Co.                                 695,520
                                                                -----------
                                                                  1,359,372
                                                                -----------
                  BUILDING MATERIALS: 1.5%
  15,100          Masco Corp.                                       360,135
                                                                -----------
                                                                    360,135
                                                                -----------
                  CHEMICALS: 3.8%
  16,800          Dow Chemical Co.                                  520,128
   6,100          Praxair, Inc.                                     366,610
                                                                -----------
                                                                    886,738
                                                                -----------
                  COMPUTERS: 3.3%
  36,806          Hewlett-Packard Co.                               783,968
                                                                -----------
                                                                    783,968
                                                                -----------
                  COSMETICS/PERSONAL CARE: 1.6%
   7,000          Kimberly-Clark Corp.                              364,980
                                                                -----------
                                                                    364,980
                                                                -----------
                  DIVERSIFIED FINANCIAL SERVICES: 13.6%
  13,500          Citigroup, Inc.                                   577,800
  11,200          Fannie Mae                                        755,328
  14,200          Freddie Mac                                       720,934
  12,700          Merrill Lynch & Co., Inc.                         592,836
  13,200          Morgan Stanley                                    564,300
                                                                -----------
                                                                  3,211,198
                                                                -----------
                  ELECTRICAL COMPONENTS & EQUIPMENT: 3.0%
  13,700          Emerson Electric Co.                              700,070
                                                                -----------
                                                                    700,070
                                                                -----------
                  FOOD: 3.6%
  10,500    @@    Nestle SA ADR                                     544,425
   5,700    @@    Unilever NV ADR                                   307,800
                                                                -----------
                                                                    852,225
                                                                -----------
                  FOREST PRODUCTS & PAPER: 1.8%
  12,100          International Paper Co.                           432,333
                                                                -----------
                                                                    432,333
                                                                -----------

 Shares                                                            Value
---------------------------------------------------------------------------
                  HEALTHCARE -- PRODUCTS: 2.3%
  21,100          Baxter Intl., Inc.                            $   548,600
                                                                -----------
                                                                    548,600
                                                                -----------
                  HEALTHCARE -- SERVICES: 1.5%
  29,700    @     Tenet Healthcare Corp.                            346,005
                                                                -----------
                                                                    346,005
                                                                -----------
                  INSURANCE: 6.9%
  12,100          American Intl. Group                              667,678
  18,000          Metlife, Inc.                                     509,760
  13,200          Prudential Financial, Inc.                        444,180
                                                                -----------
                                                                  1,621,618
                                                                -----------
                  MEDIA: 2.6%
   8,000          Gannett Co., Inc.                                 614,480
                                                                -----------
                                                                    614,480
                                                                -----------
                  MISCELLANEOUS MANUFACTURING: 3.8%
  33,700          Honeywell Intl., Inc.                             904,845
                                                                -----------
                                                                    904,845
                                                                -----------
                  OIL & GAS: 12.3%
  12,800          Anadarko Petroleum Corp.                          569,216
   8,900          ChevronTexaco Corp.                               642,580
  10,700          ConocoPhillips                                    586,360
  21,900          Exxon Mobil Corp.                                 786,429
   9,000          Valero Energy Corp.                               326,970
                                                                -----------
                                                                  2,911,555
                                                                -----------
                  PHARMACEUTICALS: 4.4%
  21,900          Bristol-Myers Squibb Co.                          594,585
   7,300          Merck & Co., Inc.                                 442,015
                                                                -----------
                                                                  1,036,600
                                                                -----------
                  RETAIL: 2.4%
  25,800          McDonald's Corp.                                  569,148
                                                                -----------
                                                                    569,148
                                                                -----------
                  SAVINGS & LOANS: 2.9%
  16,800          Washington Mutual, Inc.                           693,840
                                                                -----------
                                                                    693,840
                                                                -----------
                  SEMICONDUCTORS: 2.6%
  29,900          Intel Corp.                                       621,441
                                                                -----------
                                                                    621,441
                                                                -----------
                  TELECOMMUNICATIONS: 4.9%
  19,800          SBC Communications, Inc.                          505,890
  16,200          Verizon Communications, Inc.                      639,090
                                                                -----------
                                                                  1,144,980
                                                                -----------
                  TRANSPORTATION: 2.3%
   8,700          FedEx Corp.                                       539,661
                                                                -----------
                                                                    539,661
                                                                -----------
                  Total Common Stock
                   (Cost $22,091,580)                            22,671,200
                                                                -----------

                 See Accompanying Notes to Financial Statements

ING
VP
MAGNACAP
PORTFOLIO   PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

Principal
 Amount                                                             Value
----------------------------------------------------------------------------
SHORT-TERM INVESTMENTS: 3.6%
                   REPURCHASE AGREEMENT: 3.6%
$849,000           State Street Repurchase Agreement dated
                    06/30/03, 0.950%, due 07/01/03, $849,022 to
                    be received upon repurchase (Collateralized
                    by $770,000 U.S. Treasury Notes, 4.875%,
                    Market Value $868,578, due 11/30/04)         $   849,000
                                                                 -----------
                   Total Short-Term Investments
                    (Cost $849,000)                                  849,000
                                                                 -----------


              TOTAL INVESTMENTS IN SECURITIES
               (COST $22,940,580)*                       99.6%  $23,520,200
              OTHER ASSETS AND LIABILITIES-NET             0.4       93,231
                                                        ------  -----------
              NET ASSETS                                100.0%  $23,613,431
                                                        ======  ===========


 @      Non-income producing security
 @@     Foreign Issuer
 ADR    American Depositary Receipt
 *      Cost for federal income tax purposes is the same as for
        financial statement purposes. Net unrealized appreciation
        consists of:

       Gross Unrealized Appreciation                              $1,223,204
       Gross Unrealized Depreciation                                (643,584)
                                                                  ----------
       Net Unrealized Appreciation                                $  579,620
                                                                  ==========


                 See Accompanying Notes to Financial Statements

ING
VP
CONVERTIBLE
PORTFOLIO   PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

 Shares                                                            Value
---------------------------------------------------------------------------
COMMON STOCK: 5.7%
                  AEROSPACE/DEFENSE: 0.3%
     700    @     Titan Corp.                                    $    7,154
                                                                 ----------
                                                                      7,154
                                                                 ----------
                  FOOD: 1.1%
     861    @     Dean Foods Co.                                     26,346
                                                                 ----------
                                                                     26,346
                                                                 ----------
                  HEALTHCARE-SERVICES: 1.6%
   2,000    @     Community Health Systems, Inc.                     39,400
                                                                 ----------
                                                                     39,400
                                                                 ----------
                  MISCELLANEOUS MANUFACTURING: 0.3%
     275          General Electric Co.                                7,870
                                                                 ----------
                                                                      7,870
                                                                 ----------
                  PHARMACEUTICALS: 0.8%
     200          Cardinal Health, Inc.                              12,960
     150    @     Medimmune, Inc.                                     5,383
                                                                 ----------
                                                                     18,343
                                                                 ----------
                  RETAIL: 0.4%
     350          Wendy's Intl., Inc.                                10,160
                                                                 ----------
                                                                     10,160
                                                                 ----------
                  SOFTWARE: 0.4%
   1,400    @     MSC.Software Corp.                                  9,730
                                                                 ----------
                                                                      9,730
                                                                 ----------
                  TELECOMMUNICATIONS: 0.8%
     500          Qualcomm, Inc.                                     17,970
                                                                 ----------
                                                                     17,970
                                                                 ----------
                  Total Common Stock
                   (Cost $135,354)                                  136,973
                                                                 ----------
PREFERRED STOCK: 13.9%
                  AUTO MANUFACTURERS: 3.0%
     500          Ford Motor Co. Capital Trust II                    21,850
   1,200          General Motors Corp.                               29,460
     800          General Motors Corp.                               20,000
                                                                 ----------
                                                                     71,310
                                                                 ----------
                  DIVERSIFIED FINANCIAL SERVICES: 1.7%
   1,700          Gabelli Asset Management, Inc.                     40,970
                                                                 ----------
                                                                     40,970
                                                                 ----------
                  ENVIRONMENTAL CONTROL: 1.2%
     500          Allied Waste Industries, Inc.                      29,950
                                                                 ----------
                                                                     29,950
                                                                 ----------
                  FOREST PRODUCTS & PAPER: 0.3%
     135          International Paper Capital                         6,801
                                                                 ----------
                                                                      6,801
                                                                 ----------
                  INSURANCE: 4.8%
   1,000          Hartford Financial Services Group, Inc.            55,450
     185          Prudential Financial, Inc.                         10,386
   2,000          Travelers Property Casualty Corp.                  49,220
                                                                 ----------
                                                                    115,056
                                                                 ----------
                  MEDIA: 0.0%
     150    #     News Corp. Finance Trust II                           159
                                                                 ----------
                                                                        159
                                                                 ----------
                  OFFICE/BUSINESS EQUIPMENT: 0.4%
     100          Xerox Corp.                                        10,530
                                                                 ----------
                                                                     10,530
                                                                 ----------

 Shares                                                            Value
---------------------------------------------------------------------------
                  OIL & GAS: 0.1%
      40    #     Chesapeake Energy Corp.                        $    2,540
                                                                 ----------
                                                                      2,540
                                                                 ----------
                  PHARMACEUTICALS: 1.1%
     500          Omnicare, Inc.                                     26,775
                                                                 ----------
                                                                     26,775
                                                                 ----------
                  SAVINGS & LOANS: 0.7%
     300          Washington Mutual, Inc.                            17,850
                                                                 ----------
                                                                     17,850
                                                                 ----------
                  TELECOMMUNICATIONS: 0.4%
      10          Lucent Technologies, Inc.                          10,054
                                                                 ----------
                                                                     10,054
                                                                 ----------
                  TRANSPORTATION: 0.2%
      10    #     Kansas City Southern                                5,250
                                                                 ----------
                                                                      5,250
                                                                 ----------
                  Total Preferred Stock
                   (Cost $340,865)                                  337,245
                                                                 ----------
CONVERTIBLE PREFERRED STOCK: 0.8%
                  HEALTHCARE-SERVICES: 0.8%
     200          Anthem, Inc.                                       18,790
                                                                 ----------
                                                                     18,790
                                                                 ----------
                  Total Convertible Preferred Stock
                   (Cost $14,957)                                    18,790
                                                                 ----------
MUTUAL FUNDS: 1.8%
                  EQUITY FUND: 1.8%
     450          SPDR Trust Series 1                                43,947
                                                                 ----------
                                                                     43,947
                                                                 ----------
                  Total Mutual Funds
                   (Cost $39,847)                                    43,947
                                                                 ----------
Principal
 Amount                                                             Value
----------------------------------------------------------------------------
CONVERTIBLE CORPORATE BONDS: 72.8%
                   ADVERTISING: 1.1%
$ 10,000     @     Lamar Advertising Co.,
                    2.875%, due 12/31/10                              10,138
  16,000     @     Young & Rubicam, Inc.,
                    3.000%, due 01/15/05                              15,940
                                                                  ----------
                                                                      26,078
                                                                  ----------
                   AGRICULTURE: 0.5%
  10,000    @,#    Bunge Ltd Finance Corp.,
                    3.750%, due 11/15/22                              11,325
                                                                  ----------
                                                                      11,325
                                                                  ----------
                   AIRLINES: 0.4%
   8,000    @,#    Alaska Air Group, Inc.,
                    3.528%, due 03/21/23                               8,885
                                                                  ----------
                                                                       8,885
                                                                  ----------
                   APPAREL: 2.1%
  90,000     @     Jones Apparel Group, Inc.,
                    0.000%, due 02/01/21                              49,725
                                                                  ----------
                                                                      49,725
                                                                  ----------
                   AUTO PARTS & EQUIPMENT: 1.4%
  70,000     @     Lear Corp.,
                    3.826%, due 02/20/22                              32,725
                                                                  ----------
                                                                      32,725
                                                                  ----------

                 See Accompanying Notes to Financial Statements

ING
VP
CONVERTIBLE
PORTFOLIO   PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

Principal
 Amount                                                             Value
----------------------------------------------------------------------------
                   BIOTECHNOLOGY: 2.8%
$ 40,000     @     Amgen, Inc.,
                    1.061%, due 03/01/32                          $   30,950
  15,000    @,#    ICOS Corp.,
                    2.000%, due 07/01/23                              13,781
  25,000     @     Millennium Pharmaceuticals, Inc.,
                    5.500%, due 01/15/07                              24,375
                                                                  ----------
                                                                      69,106
                                                                  ----------
                   COMPUTERS: 2.1%
  20,000   @,@@,#  ASML Holding NV,
                    4.250%, due 11/30/04                              19,876
  20,000    @,@@   ASML Holding NV,
                    4.250%, due 11/30/04                              19,876
  10,000    @,#    Electronics for Imaging,
                    1.500%, due 06/01/23                              10,263
                                                                  ----------
                                                                      50,015
                                                                  ----------
                   DISTRIBUTION/WHOLESALE: 1.0%
  30,000     @     Costco Wholesale Corp.,
                    1.133%, due 08/19/17                              24,862
                                                                  ----------
                                                                      24,862
                                                                  ----------
                   DIVERSIFIED FINANCIAL SERVICES: 4.5%
  90,000           Merrill Lynch & Co., Inc.,
                    2.252%, due 05/23/31                              49,275
 100,000           Verizon Global Funding Corp.,
                    0.000%, due 05/15/21                              60,125
                                                                  ----------
                                                                     109,400
                                                                  ----------
                   ELECTRIC: 4.1%
  13,000     @     Calpine Corp.,
                    4.000%, due 12/26/06                              11,814
   5,000     #     Centerpoint Energy, Inc.,
                    3.750%, due 05/15/23                               5,206
  40,000     @     Mirant Corp.,
                    2.500%, due 06/15/21                              28,000
  20,000     @     Mirant Corp.,
                    5.750%, due 07/15/07                              12,800
  40,000     #     PPL Energy Supply LLC,
                    2.625%, due 05/15/23                              41,700
                                                                  ----------
                                                                      99,520
                                                                  ----------
                   ELECTRICAL COMPONENTS & EQUIPMENT: 0.5%
  10,000    @,#    Wilson Greatbatch Technologies, Inc.,
                    2.250%, due 06/15/13                              11,400
                                                                  ----------
                                                                      11,400
                                                                  ----------
                   ELECTRONICS: 0.2%
   5,000    @,#    Flir Systems, Inc.,
                    3.000%, due 06/01/23                               5,125
                                                                  ----------
                                                                       5,125
                                                                  ----------
                   FOOD: 3.1%
  50,000     #     General Mills, Inc.,
                    1.917%, due 10/28/22                              35,688
  80,000     @@    Koninklijke Ahold NV,
                    3.000%, due 09/30/03                              40,326
                                                                  ----------
                                                                      76,014
                                                                  ----------
                   HEALTHCARE -- SERVICES: 3.1%
  35,000     @     Laboratory Corp. of America Holdings,
                    2.175%, due 09/11/21                              24,719
  20,000     @     Quest Diagnostics,
                    1.750%, due 11/30/21                              20,625
  50,000     @     Universal Health Services, Inc.,
                    0.426%, due 06/23/20                              29,750
                                                                  ----------
                                                                      75,094
                                                                  ----------

Principal
 Amount                                                             Value
----------------------------------------------------------------------------
                   INSURANCE: 1.1%
$ 30,000     #     AmerUs Group Co.,
                    2.000%, due 03/06/32                          $   27,188
                                                                  ----------
                                                                      27,188
                                                                  ----------
                   INTERNET: 0.8%
  20,000     @     E*TRADE Group, Inc.,
                    6.000%, due 02/01/07                              19,450
                                                                  ----------
                                                                      19,450
                                                                  ----------
                   LODGING: 1.6%
 120,000     @@    Four Seasons Hotels, Inc.,
                    4.119%, due 09/23/29                              39,300
                                                                  ----------
                                                                      39,300
                                                                  ----------
                   MEDIA: 3.5%
  20,000     @     America Online, Inc.,
                    3.089%, due 12/06/19                              12,275
  40,000     @     EchoStar Communications Corp.,
                    4.875%, due 01/01/07                              40,100
   5,000     @     Sirius Satellite Radio, Inc.,
                    3.500%, due 06/01/08                               6,881
  25,000           Walt Disney Co.,
                    2.125%, due 04/15/23                              25,875
                                                                  ----------
                                                                      85,131
                                                                  ----------
                   METAL FABRICATE/HARDWARE: 0.8%
  30,000     @     Shaw Group, Inc.,
                    2.500%, due 05/01/21                              19,200
                                                                  ----------
                                                                      19,200
                                                                  ----------
                   MINING: 1.1%
  20,000    @,@@   Inco Ltd.,
                    2.153%, due 03/29/21                              13,375
  15,000   @,@@,#  Inco Ltd.,
                    1.000%, due 03/14/23                              13,706
                                                                  ----------
                                                                      27,081
                                                                  ----------
                   MISCELLANEOUS MANUFACTURING: 2.4%
  25,000    @@,#   Tyco Intl.,
                    2.750%, due 01/15/18                              27,156
  40,000     @@    Tyco Intl. Ltd.,
                    2.004%, due 11/17/20                              30,550
                                                                  ----------
                                                                      57,706
                                                                  ----------
                   OIL & GAS: 5.1%
  40,000           Devon Energy Corp.,
                    4.900%, due 08/15/08                              41,000
  18,000           Kerr-McGee Corp.,
                    5.250%, due 02/15/10                              19,327
  35,000     @     Nabors Industries, Inc.,
                    2.955%, due 02/05/21                              22,881
  15,000    @,#    Pride Intl., Inc.,
                    3.250%, due 05/01/33                              16,650
  25,000     @@    Transocean, Inc.,
                    1.500%, due 05/15/21                              24,437
                                                                  ----------
                                                                     124,295
                                                                  ----------
                   OIL & GAS SERVICES: 1.5%
  25,000     @     Cooper Cameron Corp.,
                    1.750%, due 05/17/21                              25,094
  10,000     #     Halliburton Co.,
                    3.125%, due 07/15/23                              10,188
                                                                  ----------
                                                                      35,282
                                                                  ----------
                   PACKAGING & CONTAINERS: 0.8%
  20,000    @,#    Sealed Air Corp.,
                    3.000%, due 06/30/33                              20,000
                                                                  ----------
                                                                      20,000
                                                                  ----------

                 See Accompanying Notes to Financial Statements

ING
VP
CONVERTIBLE
PORTFOLIO   PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

Principal
 Amount                                                             Value
----------------------------------------------------------------------------
                   PHARMACEUTICALS: 8.0%
$ 15,000     @     Alza Corp.,
                    0.829%, due 07/28/20                          $   10,762
  10,000    @,#    Amylin Pharmaceuticals, Inc.,
                    2.250%, due 06/30/08                               9,725
  20,000    @,#    Celgene Corp.,
                    1.750%, due 06/01/08                              19,575
  60,000     @     Cephalon, Inc.,
                    2.500%, due 12/15/06                              55,950
  20,000     @     Cephalon, Inc.,
                    5.250%, due 05/01/06                              20,575
  30,000    @,#    NPS Pharmaceuticals, Inc.,
                    3.000%, due 06/15/08                              28,988
  50,000     #     Roche Holdings, Inc.,
                    5.651%, due 05/06/12                              30,000
  15,000    @,#    Watson Pharmaceuticals, Inc.,
                    1.750%, due 03/15/23                              18,300
                                                                  ----------
                                                                     193,875
                                                                  ----------
                   REITS: 0.8%
  20,000           Meristar Hospitality Corp.,
                    9.500%, due 04/01/10                              20,250
                                                                  ----------
                                                                      20,250
                                                                  ----------
                   RETAIL: 2.2%
  60,000     @     Duane Reade, Inc.,
                    2.148%, due 04/16/22                              31,350
  10,000     @     Guitar Center, Inc.,
                    4.000%, due 07/15/13                              11,050
  10,000    @,#    Triarc Cos.,
                    5.000%, due 05/15/23                              10,900
                                                                  ----------
                                                                      53,300
                                                                  ----------
                   SEMICONDUCTORS: 6.0%
  30,000     @     Advanced Micro Devices, Inc.,
                    4.750%, due 02/01/22                              22,725
  40,000     @     Analog Devices, Inc.,
                    4.750%, due 10/01/05                              40,900
  10,000    @,@@   Chartered Semiconductor Manufacturing Ltd.,
                    2.500%, due 04/02/06                              10,312
  20,000    @,#    Cypress Semiconductor Corp.,
                    1.250%, due 06/15/08                              20,950
  50,000     @     Cypress Semiconductor Corp.,
                    4.000%, due 02/01/05                              50,062
                                                                  ----------
                                                                     144,949
                                                                  ----------
                   SOFTWARE: 3.0%
  40,000     @     BEA Systems, Inc.,
                    4.000%, due 12/15/06                              38,800
  30,000     @     First Data Corp.,
                    2.000%, due 03/01/08                              33,975
                                                                  ----------
                                                                      72,775
                                                                  ----------
                   TELECOMMUNICATIONS: 7.2%
  40,000     @     Aether Systems, Inc.,
                    6.000%, due 03/22/05                              39,200
  30,000     @     American Tower Corp.,
                    2.250%, due 10/15/09                              23,962
  10,000     @     Nextel Communications, Inc.,
                    6.000%, due 06/01/11                              10,538
  30,000    @,#    Nextel Partners, Inc.,
                    1.500%, due 11/15/08                              36,825
  20,000    @,#    RF Micro Devices, Inc.,
                    1.500%, due 07/01/10                              20,400

Principal
 Amount                                                             Value
----------------------------------------------------------------------------
$ 40,000     @     US Cellular Corp.,
                    6.799%, due 06/15/15                          $   18,800
  15,000    @,#    Utstarcom, Inc.,
                    0.875%, due 03/01/08                              24,188
                                                                  ----------
                                                                     173,913
                                                                  ----------
                   Total Convertible Corporate Bonds
                    (Cost $1,690,587)                              1,762,969
                                                                  ----------
CORPORATE BONDS: 3.0%
                   ENGINEERING & CONSTRUCTION: 0.9%
  20,000     #     Massey Energy Co.,
                    4.750%, due 05/15/23                              21,375
                                                                  ----------
                                                                      21,375
                                                                  ----------
                   INSURANCE: 1.9%
  50,000           American Intl. Group,
                    0.500%, due 05/15/07                              47,438
                                                                  ----------
                                                                      47,438
                                                                  ----------
                   SEMICONDUCTORS: 0.2%
   5,000           Kulicke & Soffa Industries, Inc.,
                    4.750%, due 12/15/06                               3,963
                                                                  ----------
                                                                       3,963
                                                                  ----------
                   Total Corporate Bonds
                    (Cost $70,908)                                    72,776
                                                                  ----------
                   Total Long-Term Investments
                    (Cost $2,292,518)                              2,372,700
                                                                  ----------
SHORT-TERM INVESTMENTS: 5.8%
                   REPURCHASE AGREEMENT: 5.8%
$140,000           State Street Repurchase Agreement dated
                    06/30/03, 0.950%, due 07/01/03, $140,004 to
                    be received upon repurchase (Collateralized
                    by $100,000 USTB, 7.875%, Market Value
                    $145,124, due 02/15/21)                          140,000
                                                                  ----------
                   Total Short-Term Investments
                    (Cost $140,000)                                  140,000
                                                                  ----------

              TOTAL INVESTMENTS IN SECURITIES
               (COST $2,432,518)*                         103.8%  $2,512,700
              OTHER ASSETS AND LIABILITIES-NET             (3.8)     (91,149)
                                                          ------  ----------
              NET ASSETS                                  100.0%  $2,421,551
                                                          ======  ==========

 @        Non-income producing security
 @@       Foreign Issuer
 #        Securities with purchases pursuant to Rule 144A, under the
          Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These
          securities have been determined to be liquid under the
          guidelines established by the Fund's Board of Trustees.
 REITs    Real Estate Investment Trusts
 *        Cost for federal income tax purposes is the same as for
          financial statement purposes. Net unrealized appreciation
          consists of:

         Gross Unrealized Appreciation                               $128,676
         Gross Unrealized Depreciation                                (48,494)
                                                                     --------
         Net Unrealized Appreciation                                 $ 80,182
                                                                     ========

                 See Accompanying Notes to Financial Statements

ING
VP
INTERNATIONAL
VALUE
PORTFOLIO   PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

  Shares                                                            Value
----------------------------------------------------------------------------
COMMON STOCK: 87.1%
                     AUSTRALIA: 1.5%
    225,100          QBE Insurance Group Ltd.                    $ 1,406,978
                                                                 -----------
                     TOTAL AUSTRALIA                               1,406,978
                                                                 -----------
                     BELGIUM: 0.9%
      3,260          Electrabel                                      830,710
                                                                 -----------
                     TOTAL BELGIUM                                   830,710
                                                                 -----------
                     CANADA: 1.9%
     25,500          EnCana Corp.                                    978,435
     20,900          EnCana Corp.                                    795,238
                                                                 -----------
                     TOTAL CANADA                                  1,773,673
                                                                 -----------
                     DENMARK: 3.0%
     50,800          Danske Bank A/S                                 989,289
     10,450          Novo-Nordisk A/S                                365,825
      5,500          Novo-Nordisk A/S ADR                            190,685
     41,300          TDC A/S                                       1,235,151
                                                                 -----------
                     TOTAL DENMARK                                 2,780,950
                                                                 -----------
                     FINLAND: 2.0%
     17,400          Nokia OYJ ADR                                   285,882
     32,200          Nokia OYJ                                       530,248
     72,500          UPM-Kymmene OYJ                               1,058,176
                                                                 -----------
                     TOTAL FINLAND                                 1,874,306
                                                                 -----------
                     FRANCE: 7.3%
     13,150          Aventis SA                                      723,480
     29,100          AXA                                             451,463
     19,141          Lafarge SA                                    1,121,009
     29,500          Schneider Electric SA                         1,386,897
     17,950          Societe Generale                              1,137,831
     13,300          Total SA ADR                                  1,008,140
      2,250          Total SA                                        340,027
     17,911          Valeo SA                                        621,157
                                                                 -----------
                     TOTAL FRANCE                                  6,790,004
                                                                 -----------
                     GERMANY: 3.3%
     15,400          Deutsche Bank AG                                998,826
     26,000          Deutsche Boerse AG                            1,377,308
     78,700          Infineon Technologies AG                        760,959
                                                                 -----------
                     TOTAL GERMANY                                 3,137,093
                                                                 -----------
                     GREECE: 1.0%
     88,200          Greek Organization of Football Prognostics
                      SA                                             899,406
                                                                 -----------
                     TOTAL GREECE                                    899,406
                                                                 -----------
                     HONG KONG: 0.9%
    496,000          Beijing Enterprises Holdings Ltd.               416,612
    480,000          China Merchants Holdings Intl. Co. Ltd.         430,871
                                                                 -----------
                     TOTAL HONG KONG                                 847,483
                                                                 -----------

  Shares                                                            Value
----------------------------------------------------------------------------
                     HUNGARY: 0.4%
     37,000          OTP Bank Rt                                 $   357,449
                                                                 -----------
                     TOTAL HUNGARY                                   357,449
                                                                 -----------
                     INDONESIA: 0.5%
    966,000          HM Sampoerna Tbk PT                             485,927
                                                                 -----------
                     TOTAL INDONESIA                                 485,927
                                                                 -----------
                     IRELAND: 1.4%
    118,400          Irish Life & Permanent PLC                    1,287,585
                                                                 -----------
                     TOTAL IRELAND                                 1,287,585
                                                                 -----------
                     ISRAEL: 1.1%
     17,800          Teva Pharmaceutical Industries ADR            1,013,354
                                                                 -----------
                     TOTAL ISRAEL                                  1,013,354
                                                                 -----------
                     ITALY: 3.3%
    163,450          Banca Fideuram S.p.A.                           891,565
     84,700          Bulgari S.p.A.                                  471,736
    134,000          Enel S.p.A.                                     835,562
    227,000          Snam Rete Gas S.p.A.                            891,510
                                                                 -----------
                     TOTAL ITALY                                   3,090,373
                                                                 -----------
                     JAPAN: 15.1%
     41,700          FamilyMart Co. Ltd.                             744,922
     18,400          Fanuc Ltd.                                      911,763
      8,100          Hirose Electric Co. Ltd.                        669,856
     52,000          JGC Corp.                                       349,915
     64,000          Kao Corp.                                     1,191,255
      3,900          Mabuchi Motor Co. Ltd.                          298,164
    100,800          Marui Co. Ltd.                                  895,720
     67,000          Matsushita Electric Industrial Co. Ltd.         663,444
    137,000          Nikko Cordial Corp.                             549,940
    126,000          Nomura Holdings, Inc.                         1,599,201
        717          NTT DoCoMo, Inc.                              1,552,530
     10,200          Otsuka Kagu Ltd.                                191,131
     37,200          Sekisui House Ltd.                              281,924
     55,000          Sharp Corp.                                     705,851
     55,900          Shimano, Inc.                                   878,944
     22,900          Tokyo Electron Ltd.                           1,085,163
     59,800          Toyota Motor Corp.                            1,548,849
                                                                 -----------
                     TOTAL JAPAN                                  14,118,572
                                                                 -----------

                 See Accompanying Notes to Financial Statements

ING
VP
INTERNATIONAL
VALUE
PORTFOLIO   PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

  Shares                                                            Value
----------------------------------------------------------------------------
                     MALAYSIA: 1.0%
    473,000          Berjaya Sports Toto BHD                     $   460,553
    626,200          Public Bank BHD                                 497,664
                                                                 -----------
                     TOTAL MALAYSIA                                  958,217
                                                                 -----------
                     MEXICO: 2.5%
    248,100          Cemex SA de CV                                1,109,119
     38,400          Telefonos de Mexico SA de CV ADR              1,206,528
                                                                 -----------
                     TOTAL MEXICO                                  2,315,647
                                                                 -----------
                     NETHERLANDS: 2.6%
     56,200          Koninklijke Philips Electronics NV            1,068,737
      4,550          Royal Dutch Petroleum Co.                       211,194
     25,200          Royal Dutch Petroleum Co. ADR                 1,174,824
                                                                 -----------
                     TOTAL NETHERLANDS                             2,454,755
                                                                 -----------
                     NEW ZEALAND: 1.5%
    448,700          Telecom Corp. of New Zealand Ltd.             1,376,503
                                                                 -----------
                     TOTAL NEW ZEALAND                             1,376,503
                                                                 -----------
                     NORWAY: 0.3%
     76,000          Tomra Systems ASA                               326,388
                                                                 -----------
                     TOTAL NORWAY                                    326,388
                                                                 -----------
                     RUSSIA: 1.3%
     21,187          YUKOS ADR                                     1,179,057
                                                                 -----------
                     TOTAL RUSSIA                                  1,179,057
                                                                 -----------
                     SINGAPORE: 0.9%
    124,000          United Overseas Bank Ltd.                       873,140
                                                                 -----------
                     TOTAL SINGAPORE                                 873,140
                                                                 -----------
                     SOUTH AFRICA: 1.2%
     89,050          Gold Fields Ltd. ADR                          1,084,629
                                                                 -----------
                     TOTAL SOUTH AFRICA                            1,084,629
                                                                 -----------
                     SPAIN: 1.5%
    119,900          Telefonica SA                                 1,392,017
                                                                 -----------
                     TOTAL SPAIN                                   1,392,017
                                                                 -----------
                     SWEDEN: 2.2%
     33,500          Atlas Copco AB                                  786,763
     71,500          Foreningssparbanken AB                          986,983
     34,400          Swedish Match AB                                259,989
                                                                 -----------
                     TOTAL SWEDEN                                  2,033,735
                                                                 -----------
                     SWITZERLAND: 5.9%
      1,700          Kuoni Reisen Holding                            436,750
      9,913          Nestle SA                                     2,045,464
     20,800          Novartis AG ADR                                 828,048
     13,000          Roche Holding AG                              1,019,711
     21,600          UBS AG                                        1,201,550
                                                                 -----------
                     TOTAL SWITZERLAND                             5,531,523
                                                                 -----------
                     TAIWAN: 0.6%
     53,400    @     Taiwan Semiconductor Manufacturing Co.
                      Ltd. ADR                                       538,272
                                                                 -----------
                     TOTAL TAIWAN                                    538,272
                                                                 -----------
                     THAILAND: 0.5%
     80,800          BEC World PLC                                   461,275
                                                                 -----------
                     TOTAL THAILAND                                  461,275
                                                                 -----------

  Shares                                                            Value
----------------------------------------------------------------------------
                     UNITED KINGDOM: 20.5%
    264,050          Amvescap PLC                                $ 1,821,318
      1,900          Amvescap PLC ADR                                 26,562
    212,800          BAA PLC                                       1,722,400
    285,500          BP PLC                                        1,979,873
     97,900          British American Tobacco PLC                  1,110,654
    193,400    @     British Sky Broadcasting PLC                  2,143,019
     49,700          Diageo PLC                                      530,621
     15,500          GlaxoSmithKline PLC ADR                         628,370
     74,100          GlaxoSmithKline PLC                           1,495,437
     11,100          HSBC Holdings PLC ADR                           656,121
     63,050          Imperial Tobacco Group PLC                    1,126,774
    143,800          Kingfisher PLC                                  657,891
    802,700          Legal & General Group PLC                     1,112,643
     77,500          Provident Financial PLC                         815,277
     46,150          Rio Tinto PLC                                   868,160
      8,850          Rio Tinto PLC ADR                               677,468
    949,050          Vodafone Group PLC                            1,855,799
                                                                 -----------
                     TOTAL UNITED KINGDOM                         19,228,387
                                                                 -----------
                     UNITED STATES: 1.0%
     20,700          Schlumberger Ltd.                               984,699
                                                                 -----------
                     TOTAL UNITED STATES                             984,699
                                                                 -----------
                     Total Common Stock (Cost $76,198,659)        81,432,107
                                                                 -----------
MUTUAL FUNDS: 4.5%
                     UNITED STATES: 4.5%
     17,500          iShares MSCI EAFE Index Fund                  1,895,425
    140,000          iShares MSCI Japan Index Fund                 1,017,800
    100,000          iShares MSCI United Kingdom Index Fund        1,313,000
                                                                 -----------
                     TOTAL UNITED STATES                           4,226,225
                                                                 -----------
                     Total Mutual Funds (Cost $3,868,007)          4,226,225
                                                                 -----------
RIGHTS: 0.1%
                     FRANCE: 0.1%
     19,141    @     Lafarge SA                                       51,654
                                                                 -----------
                     TOTAL FRANCE                                     51,654
                                                                 -----------
                     Total Rights (Cost $54,613)                      51,654
                                                                 -----------

              TOTAL INVESTMENTS IN SECURITIES
               (COST $80,121,279)*                       91.7%  $85,709,986
              OTHER ASSETS AND LIABILITIES-NET           8.3      7,805,072
                                                        ------  -----------
              NET ASSETS                                100.0%  $93,515,058
                                                        ======  ===========

 @      Non-income producing security
 ADR    American Depositary Receipt
 *      Cost for federal income tax purposes is the same as for
        financial statement purposes. Net unrealized appreciation
        consists of:

       Gross Unrealized Appreciation                              $ 7,231,478
       Gross Unrealized Depreciation                               (1,642,771)
                                                                  -----------
       Net Unrealized Appreciation                                $ 5,588,707
                                                                  ===========

                 See Accompanying Notes to Financial Statements

ING
VP
INTERNATIONAL
VALUE
PORTFOLIO   PORTFOLIO OF INVESTMENTS as of June 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                             Percentage of
Industry Group                                                Net Assets
--------------------------------------------------------------------------
Agriculture                                                        3.2%
Auto Manufacturers                                                 1.7%
Auto Parts & Equipment                                             0.7%
Banks                                                              8.2%
Beverages                                                          0.6%
Building Materials                                                 2.4%
Cosmetics/Personal Care                                            1.3%
Diversified Financial Services                                     8.9%
Electric                                                           1.8%
Electrical Components & Equipment                                  0.8%
Electronics                                                        3.2%
Engineering & Construction                                         2.2%
Entertainment                                                      1.5%
Environmental Control                                              0.3%
Equity Fund                                                        4.5%
Food                                                               2.2%
Forest Products & Paper                                            1.1%
Gas                                                                1.0%
Hand/Machine Tools                                                 1.5%
Holding Companies-Diversified                                      0.9%
Home Builders                                                      0.3%
Home Furnishings                                                   0.7%
Insurance                                                          3.2%
Leisure Time                                                       1.4%
Machinery-Construction & Mining                                    0.8%
Media                                                              2.7%
Mining                                                             2.8%
Oil & Gas                                                          8.2%
Oil & Gas Services                                                 1.1%
Pharmaceuticals                                                    6.7%
Retail                                                             3.2%
Semiconductors                                                     2.5%
Telecommunications                                                10.1%
Other Assets and Liabilities, Net                                  8.3%
                                                                 -----
NET ASSETS                                                       100.0%
                                                                 =====

                 See Accompanying Notes to Financial Statements

                  SHAREHOLDER MEETING INFORMATION (Unaudited)
--------------------------------------------------------------------------------

A SPECIAL MEETING OF SHAREHOLDERS OF THE ING RETAIL FUNDS AND VARIABLE PRODUCTS HELD MAY 29, 2003, AT THE OFFICES OF ING FUNDS, 7337 EAST DOUBLETREE RANCH ROAD, SCOTTSDALE, AZ 85258.

A BRIEF DESCRIPTION OF EACH MATTER VOTED UPON AS WELL AS THE RESULTS ARE OUTLINED BELOW:

                                                                           SHARES
                                                               SHARES      VOTED                              TOTAL
                                                                VOTED    AGAINST OR    SHARES      BROKER    SHARES
                                                                 FOR      WITHHELD    ABSTAINED   NON-VOTE    VOTED
                                                                 ---      --------    ---------   --------    -----
1. To approve a Sub-Advisory Agreement for each of the ING
   LargeCap Growth Fund and ING VP LargeCap Growth
   Portfolio, between ING Investments, LLC and Wellington
   Management Company, LLP with no change in the Adviser or
   the overall management fee paid by each Fund.
  ING VP LargeCap Growth Portfolio                             202,011     2,936       12,074       --       217,021

                  TRUSTEE AND OFFICER INFORMATION (Unaudited)
--------------------------------------------------------------------------------
The business and affairs of the Trusts are managed under the direction of the Trusts' Board of Trustees. A Trustee who is not an interested person of the Trusts, as defined in the 1940 Act, is an independent trustee ("Independent Trustee"). The Trustees and Officers of the Trust are listed below. The Statement of Additional Information includes additional information about trustees of the Registrant and is available, without charge, upon request at 1-800-992-0180.

                                                  TERM OF OFFICE
                               POSITION(S) HELD    AND LENGTH OF           PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE             WITH TRUST      TIME SERVED(1)          DURING THE PAST FIVE YEARS
---------------------          ----------------   --------------          --------------------------
INDEPENDENT TRUSTEES

Paul S. Doherty(2)               Trustee          December 1993 -  Mr. Doherty is President and Partner,
7337 E. Doubletree Ranch Rd.                      Present          Doherty, Wallace, Pillsbury and Murphy,
Scottsdale, AZ 85258                                               P.C., Attorneys (1996 - Present);
Born: 1934                                                         Director, Tambrands, Inc. (1993 - 1998);
                                                                   and Trustee of each of the funds managed
                                                                   by Northstar Investment Management
                                                                   Corporation (1993 - 1999).

J. Michael Earley(3)             Trustee          February 2002 -  President and Chief Executive Officer,
7337 E. Doubletree Ranch Rd.                      Present          Bankers Trust Company, N.A. (1992 -
Scottsdale, AZ 85258                                               Present).
Born: 1945

R. Barbara Gitenstein(2)         Trustee          February 2002 -  President, College of New Jersey (1999 -
7337 E. Doubletree Ranch Rd.                      Present          Present). Formerly, Executive Vice
Scottsdale, AZ 85258                                               President and Provost, Drake University
Born: 1948                                                         (1992 - 1998).

Walter H. May(2)                 Trustee          1995 - Present   Retired. Formerly, Managing Director and
7337 E. Doubletree Ranch Rd.                                       Director of Marketing, Piper Jaffray,
Scottsdale, AZ 85258                                               Inc.; Trustee of each of the funds
Born: 1936                                                         managed by Northstar Investment
                                                                   Management Corporation (1996 - 1999).

Jock Patton(2)                   Trustee          October 1999 -   Private Investor (June 1997 - Present).
7337 E. Doubletree Ranch Rd.                      Present          Formerly Director and Chief Executive
Scottsdale, AZ 85258                                               Officer, Rainbow Multimedia Group, Inc.
Born: 1945                                                         (January 1999 - December 2001); Director
                                                                   of Stuart Entertainment, Inc.; Director
                                                                   of Artisoft, Inc. (1994 - 1998).

David W.C. Putnam(3)             Trustee          1995 - Present   President and Director, F.L. Putnam
7337 E. Doubletree Ranch Rd.                                       Securities Company, Inc. and its
Scottsdale, AZ 85258                                               affiliates; President, Secretary and
Born: 1939                                                         Trustee, The Principled Equity Market
                                                                   Fund. Formerly, Trustee, Trust Realty
                                                                   Trust (December Corp.; Anchor Investment
                                                                   Trust; Bow 2000 - Present); Ridge Mining
                                                                   Company and each of the F.L. Putnam
                                                                   funds managed by Northstar Investment
                                                                   Foundation Management Corporation (1994
                                                                   - 1999).

Blaine E. Rieke(3)               Trustee          February 2001 -  General Partner, Huntington Partners
7337 E. Doubletree Ranch Rd.                      Present          (January 1997 - Present). Chairman of
Scottsdale, AZ 85258                                               the Board and Trustee of each of the
Born: 1933                                                         funds managed by ING Investment
                                                                   Management Co. LLC (November 1998 -
                                                                   February 2001).

                                NUMBER OF
                               PORTFOLIOS
                                 IN FUND
                                 COMPLEX
                               OVERSEEN BY        OTHER DIRECTORSHIPS
NAME, ADDRESS AND AGE            TRUSTEE            HELD BY TRUSTEE
---------------------          -----------        -------------------
INDEPENDENT TRUSTEES
Paul S. Doherty(2)                111
7337 E. Doubletree Ranch Rd.
Scottsdale, AZ 85258
Born: 1934
J. Michael Earley(3)              111
7337 E. Doubletree Ranch Rd.
Scottsdale, AZ 85258
Born: 1945
R. Barbara Gitenstein(2)          111
7337 E. Doubletree Ranch Rd.
Scottsdale, AZ 85258
Born: 1948
Walter H. May(2)                  111        Best Prep Charity (1991 -
7337 E. Doubletree Ranch Rd.                 Present).
Scottsdale, AZ 85258
Born: 1936
Jock Patton(2)                    111        Director, Hypercom, Inc.
7337 E. Doubletree Ranch Rd.                 (January 1999 - Present); JDA
Scottsdale, AZ 85258                         Software Group, Inc. (January
Born: 1945                                   1999 - Present); Buick of
                                             Scottsdale, Inc.; National
                                             Airlines, Inc.
David W.C. Putnam(3)              111        Anchor International Bond
7337 E. Doubletree Ranch Rd.                 (December 2000 - Present);
Scottsdale, AZ 85258                         Progressive Capital
Born: 1939                                   Accumulation Trust (August
                                             1998 - Present); Principled
                                             Equity Market Fund (November
                                             1996 - Present), Mercy
                                             Endowment Foundation (1995 -
                                             Present); Director, F.L.
                                             Putnam Investment Management
                                             Company (December 2001 -
                                             Present); Asian American Bank
                                             and Trust Company (June 1992 -
                                             Present); and Notre Dame
                                             Health Care Center (1991 -
                                             Present) F.L. Putnam
                                             Securities Company, Inc. (June
                                             1978 - Present); and an
                                             Honorary Trustee, Mercy
                                             Hospital (1973 - Present).
Blaine E. Rieke(3)                111        Morgan Chase Trust Co.
7337 E. Doubletree Ranch Rd.                 (January 1998 - Present).
Scottsdale, AZ 85258
Born: 1933

--------------------------------------------------------------------------------

                                                  TERM OF OFFICE
                               POSITION(S) HELD    AND LENGTH OF           PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE             WITH TRUST      TIME SERVED(1)          DURING THE PAST FIVE YEARS
---------------------          ----------------   --------------          --------------------------
INDEPENDENT TRUSTEES
Roger B. Vincent(3)              Trustee          February 2002 -  President, Springwell Corporation (1989
7337 E. Doubletree Ranch Rd.                      Present          - Present). Formerly, Director Tatham
Scottsdale, AZ 85258                                               Offshore, Inc. (1996 - 2000).
Born: 1945

Richard A. Wedemeyer(2)          Trustee          February 2001 -  Retired. Mr. Wedemeyer was formerly Vice
7337 E. Doubletree Ranch Rd.                      Present          President -- Finance and Administration,
Scottsdale, AZ 85258                                               Channel Corporation (June 1996 - April
Born: 1936                                                         2002). Formerly Vice President,
                                                                   Operations and Administration, Jim
                                                                   Henson Productions. (1979 - 1997);
                                                                   Trustee, First Choice Funds (1997 -
                                                                   2001); and of each of the funds managed
                                                                   by ING Investment Management Co. LLC
                                                                   (1998 - 2001).
TRUSTEES WHO ARE "INTERESTED
 PERSONS"

Thomas J. McInerney(4)           Trustee          February 2001 -  Chief Executive Officer, ING U.S.
7337 E. Doubletree Ranch Rd.                      Present          Financial Services (September 2001 to
Scottsdale, AZ 85258                                               present); General Manager and Chief
Born: 1956                                                         Executive Officer, ING U.S. Worksite
                                                                   Financial Services (December 2000 to
                                                                   present); Member, ING Americas Executive
                                                                   Committee (2001 to present); President,
                                                                   Chief Executive Officer and Director of
                                                                   Northern Life Insurance Company (2001 to
                                                                   present), ING Aeltus Holding Company,
                                                                   Inc. (2000 to present), ING Retail
                                                                   Holding Company (1998 to present).
                                                                   Formerly, ING Life Insurance and Annuity
                                                                   Company (1997 to November 2002); ING
                                                                   Retirement Holdings, Inc. (1997 to March
                                                                   2003). General Manager and Chief
                                                                   Executive Officer, ING Worksite Division
                                                                   (December 2000 to October 2001),
                                                                   President, ING-SCI, Inc. (August 1997 to
                                                                   December 2000); President, Aetna
                                                                   Financial Services (August 1997 to
                                                                   December 2000); Head of National
                                                                   Accounts, Core Sales and Marketing,
                                                                   Aetna U.S. Healthcare (April 1996 to
                                                                   March 1997)

                                NUMBER OF
                               PORTFOLIOS
                                 IN FUND
                                 COMPLEX
                               OVERSEEN BY        OTHER DIRECTORSHIPS
NAME, ADDRESS AND AGE            TRUSTEE            HELD BY TRUSTEE
---------------------          -----------        -------------------
INDEPENDENT TRUSTEES
Roger B. Vincent(3)               111        Director, AmeriGas Propane,
7337 E. Doubletree Ranch Rd.                 Inc. (1998 - Present).
Scottsdale, AZ 85258
Born: 1945
Richard A. Wedemeyer(2)           111        Touchstone Consulting Group
7337 E. Doubletree Ranch Rd.                 (1997 - Present).
Scottsdale, AZ 85258
Born: 1936

TRUSTEES WHO ARE "INTERESTED
 PERSONS"
Thomas J. McInerney(4)            165        Director, Hemisphere, Inc.
7337 E. Doubletree Ranch Rd.                 (May 200 - present). Trustee,
Scottsdale, AZ 85258                         ING Investors Trust (February
Born: 1956                                   2002- Present); Director,
                                             Equitable Life Insurance Co.,
                                             Golden American Life Insurance
                                             Co., Life Insurance Company of
                                             Georgia, Midwestern United
                                             Life Insurance Co., ReliaStar
                                             Life Insurance Co., Security
                                             Life of Denver, Security
                                             Connecticut Life Insurance
                                             Co., Southland Life Insurance
                                             Co., USG Annuity and Life
                                             Company, and United Life and
                                             Annuity Insurance Co. Inc
                                             (March 2001 - Present);
                                             Trustee, Ameribest Life
                                             Insurance Co., (2001 - 2003);
                                             Trustee, First Columbine Life
                                             Insurance Co., (2001 - 2002);
                                             Member of the Board, National
                                             Commission on Retirement
                                             Policy, Governor's Council on
                                             Economic Competitiveness and
                                             Technology of Connecticut,
                                             Connecticut Business and
                                             Industry Association,
                                             Bushnell; Connecticut Forum;
                                             Metro Hartford Chamber of
                                             Commerce; and is Chairman,
                                             Concerned Citizens for
                                             Effective Government.

--------------------------------------------------------------------------------

                                                  TERM OF OFFICE
                               POSITION(S) HELD    AND LENGTH OF           PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE             WITH TRUST      TIME SERVED(1)          DURING THE PAST FIVE YEARS
---------------------          ----------------   --------------          --------------------------
TRUSTEES WHO ARE "INTERESTED
 PERSONS"
John G. Turner(5)                Trustee          December         Chairman, Hillcrest Capital Partners
7337 E. Doubletree Ranch Rd.                      1993 - Present   (May 2002 - Present); President, Turner
Scottsdale, AZ 85258                                               Investment Company (January
Born: 1939                                                         2002 - Present). Mr. Turner was formerly
                                                                   Vice Chairman of ING Americas
                                                                   (2000 - 2002); Chairman and Chief
                                                                   Executive Officer of ReliaStar Financial
                                                                   Corp. and ReliaStar Life Insurance
                                                                   Company (1993 - 2000); Chairman of
                                                                   ReliaStar United Services Life Insurance
                                                                   Company (1995 - 1998); Chairman of
                                                                   ReliaStar Life Insurance Company of New
                                                                   York (1995 - 2001); Chairman of Northern
                                                                   Life Insurance Company (1992 - 2001);
                                                                   Chairman and Trustee of the Northstar
                                                                   affiliated investment companies
                                                                   (1993 - 2001) and Director, Northstar
                                                                   Investment Management Corporation and
                                                                   its affiliates (1993 - 1999).

                                NUMBER OF
                               PORTFOLIOS
                                 IN FUND
                                 COMPLEX
                               OVERSEEN BY        OTHER DIRECTORSHIPS
NAME, ADDRESS AND AGE            TRUSTEE            HELD BY TRUSTEE
---------------------          -----------        -------------------
TRUSTEES WHO ARE "INTERESTED
 PERSONS"
John G. Turner(5)                 111        Director, Hormel Foods
7337 E. Doubletree Ranch Rd.                 Corporation (March
Scottsdale, AZ 85258                         2000 - Present); Shopko
Born: 1939                                   Stores, Inc. (August
                                             1999 - Present); and M.A.
                                             Mortenson Company (March
                                             2002 - Present).

------------------

(1) Trustees serve until their successors are duly elected and qualified, subject to the Board's retirement policy.

(2) Valuation Committee member.

(3) Audit Committee member.

(4) Mr. McInerney is an "interested person," as defined by the 1940 Act, because of his affiliation with ING U.S. Worksite Financial Services, an affiliate of ING Investments, LLC.

(5) Mr. Turner is an "interested person" as defined by the 1940 Act, because of his affiliation with ING America, as an affiliate of ING Investments, LLC.

--------------------------------------------------------------------------------

                                                            TERM OF OFFICE
                                    POSITION(S) HELD         AND LENGTH OF               PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE                WITH THE TRUST         TIME SERVED(1)              DURING THE PAST FIVE YEARS
---------------------               ----------------        --------------              --------------------------
OFFICERS:

James M. Hennessy                  President and Chief      February 2001 -      President and Chief Executive Officer of
7337 E. Doubletree Ranch Rd.       Executive Officer        Present              ING Capital Corporation, LLC, ING Funds
Scottsdale, AZ 85258                                                             Services, LLC, ING Advisors, Inc., ING
Born: 1949                         Chief Operating                               Investments, LLC, Lexington Funds
                                   Officer                  June 2000 -          Distributor, Inc., Express America T.C.
                                                            Present              Inc. and EAMC Liquidation Corp. (since
                                   Executive Vice                                December 2001); Executive Vice President
                                   President and            November 1999 -      and Chief Operating Officer of ING Funds
                                   Secretary                February 2001        Distributor, LLC (since June 2000).
                                                                                 Formerly, Executive Vice President and
                                                                                 Chief Operating Officer of ING
                                                                                 Quantitative Management, Inc. (October
                                                                                 2001 to September 2002); Senior
                                                                                 Executive Vice President (June 2000 to
                                                                                 December 2000) and Secretary (April 1995
                                                                                 to December 2000) of ING Capital
                                                                                 Corporation, LLC, ING Funds Services,
                                                                                 LLC, ING Investments, LLC, ING Advisors,
                                                                                 Inc., Express America T.C. Inc., and
                                                                                 EAMC Liquidation Corp.; and Executive
                                                                                 Vice President, ING Capital Corporation,
                                                                                 LLC and its affiliates (May 1998 to June
                                                                                 2000) and Senior Vice President, ING
                                                                                 Capital Corporation, LLC and its
                                                                                 affiliates (April 1995 to April 1998).

Michael J. Roland                  Executive Vice           February 2002 -      Executive Vice President, Chief
7337 E. Doubletree Ranch Rd.       President and            Present              Financial Officer and Treasurer of ING
Scottsdale, AZ 85258               Assistant Secretary                           Funds Services, LLC, ING Funds
Born: 1958                                                                       Distributor, LLC, ING Advisors, Inc.,
                                   Chief Principal          November 1999 -      ING Investments, LLC (December 2001 to
                                   Officer                  Present              present), Lexington Funds Distributor,
                                                                                 Inc., Express America T.C. Inc. and EAMC
                                   Senior Vice              November 1999 -      Liquidation Corp. (since December 2001).
                                   President                February 2002        Formerly, Executive Vice President,
                                                                                 Chief Financial Officer and Treasurer of
                                                                                 ING Quantitative Management, Inc.
                                                                                 (December 2001 to October 2002); Senior
                                                                                 Vice President, ING Funds Services, LLC,
                                                                                 ING Investments, LLC, and ING Funds
                                                                                 Distributor, LLC (June 1998 to December
                                                                                 2001) and Chief Financial Officer of
                                                                                 Endeavor Group (April 1997 to June
                                                                                 1998).

Stanley D. Vyner                   Executive Vice           November 1999 -      Executive Vice President of ING
7337 E. Doubletree Ranch Rd.       President                Present              Advisors, Inc. and ING Investments, LLC
Scottsdale, Arizona 85258                                                        (July 2000 to present) and Chief
Born: 1950                                                                       Investment Officer of the International
                                                                                 Portfolios, ING Investments, LLC (July
                                                                                 1996 to present). Formerly, President
                                                                                 and Chief Executive Officer of ING
                                                                                 Investments, LLC (August 1996 to August
                                                                                 2000).

Robert S. Naka                     Senior Vice              November 1999 -      Senior Vice President and Assistant
7337 E. Doubletree Ranch Rd.       President and            Present              Secretary of ING Funds Services, LLC,
Scottsdale, AZ 85258               Assistant Secretary                           ING Funds Distributor, LLC, ING
Born: 1963                                                                       Advisors, Inc., ING Investments, LLC
                                                                                 (October 2001 to present) and Lexington
                                                                                 Funds Distributor, Inc. (since December
                                                                                 2001). Formerly, Senior Vice President
                                                                                 and Assistant Secretary for ING
                                                                                 Quantitative Management, Inc. (October
                                                                                 2001 to October 2002); Vice President,
                                                                                 ING Investments, LLC (April 1997 to
                                                                                 October 1999), ING Funds Services, LLC
                                                                                 (February 1997 to August 1999) and
                                                                                 Assistant Vice President, ING Funds
                                                                                 Services, LLC (August 1995 to February
                                                                                 1997).

Kimberly A. Anderson               Vice President and       February 2001 -      Vice President and Assistant Secretary
7337 E. Doubletree Ranch Rd.       Secretary                Present              of ING Funds Services, LLC, ING Funds
Scottsdale, AZ 85258                                                             Distributor, LLC, ING Advisors, Inc.,
Born: 1964                         Assistant Vice           November 1999 -      ING Investments, LLC (since October
                                   President and            February 2001        2001) and Lexington Funds Distributor,
                                   Assistant Secretary                           Inc. (since December 2001). Formerly,
                                                                                 Vice President for ING Quantitative
                                                                                 Management, Inc. (October 2001 to
                                                                                 October 2002); Assistant Vice President
                                                                                 of ING Funds Services, LLC (November
                                                                                 1999 to January 2001) and has held
                                                                                 various other positions with ING Funds
                                                                                 Services, LLC for more than the last
                                                                                 five years.

Robyn L. Ichilov                   Vice President and       November 1999 -      Vice President of ING Funds Services,
7337 E. Doubletree Ranch Rd.       Treasurer                Present              LLC (since October 2001) and ING
Scottsdale, AZ 85258                                                             Investments, LLC (since August 1997);
Born: 1967                                                                       Accounting Manager, ING Investments, LLC
                                                                                 (since November 1995).

Lauren D. Bensinger                Vice President           February 2003 -      Vice President and Chief Compliance
7337 E. Doubletree Ranch Rd.                                Present              Officer, ING Funds Distributor, LLC.
Scottsdale, Arizona 85258                                                        (July 1995 - Present); Vice President
Born: 1954                                                                       (February 1996 - Present) and Chief
                                                                                 Compliance Officer (October 2001 -
                                                                                 Present) ING Investments, LLC; Vice
                                                                                 President and Chief Compliance Officer,
                                                                                 ING Advisors, Inc. (July 2000 -
                                                                                 Present), Vice President and Chief
                                                                                 Compliance Officer, ING Quantitative
                                                                                 Management, Inc. (July 2000 - September
                                                                                 2002), and Vice President, ING Fund
                                                                                 Services, LLC (July 1995 - Present).

--------------------------------------------------------------------------------

                                                            TERM OF OFFICE
                                    POSITION(S) HELD         AND LENGTH OF               PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE                WITH THE TRUST         TIME SERVED(1)              DURING THE PAST FIVE YEARS
---------------------               ----------------        --------------              --------------------------
OFFICERS:
Maria M. Anderson                  Assistant Vice           August 2001 -        Assistant Vice President of ING Funds
7337 E. Doubletree Ranch Rd.       President                Present              Services, LLC (since October 2001).
Scottsdale, AZ 85258                                                             Formerly, Manager of Fund Accounting and
Born: 1958                                                                       Fund Compliance, ING Investments, LLC
                                                                                 (September 1999 to November 2001);
                                                                                 Section Manager of Fund Accounting,
                                                                                 Stein Roe Mutual Funds (July 1998 to
                                                                                 August 1999); and Financial Reporting
                                                                                 Analyst, Stein Roe Mutual Funds (August
                                                                                 1997 to July 1998).

Todd Modic                         Assistant Vice           August 2001 -        Vice President of Financial
7337 E. Doubletree Ranch Rd.       President                Present              Reporting-Fund Accounting of ING Funds
Scottsdale, AZ 85258                                                             Services, LLC (September 2002 to
Born: 1967                                                                       present). Director of Financial
                                                                                 Reporting of ING Investments, LLC (since
                                                                                 March 2001). Formerly, Director of
                                                                                 Financial Reporting, Axient
                                                                                 Communications, Inc. (May 2000 to
                                                                                 January 2001) and Director of Finance,
                                                                                 Rural/Metro Corporation (March 1995 to
                                                                                 May 2000).

Susan P. Kinens                    Assistant Vice           February 2003 -      Assistant Vice President and Assistant
7337 E. Doubletree Ranch Rd.       President and            Present              Secretary, ING Funds Services, LLC
Scottsdale, AZ 85258               Assistant Secretary                           (December 2002 - Present); and has held
Born: 1976                                                                       various other positions with ING Funds
                                                                                 Services, LLC for the last five years.

------------------

(1) The officers hold office until the next annual meeting of the Trustees and until their successors have been elected and qualified.

      INVESTMENT MANAGER

      ING Investments, LLC
      7337 E. Doubletree Ranch Road
      Scottsdale, Arizona 85258

      ADMINISTRATOR

      ING Funds Services, LLC
      7337 E. Doubletree Ranch Road
      Scottsdale, Arizona 85258

      DISTRIBUTOR

      ING Funds Distributor, LLC
      7337 E. Doubletree Ranch Road
      Scottsdale, Arizona 85258
      1-800-992-0180

      TRANSFER AGENT

      DST Systems, Inc.
      P.O. Box 419368
      Kansas City, Missouri 64141-6368

      CUSTODIANS

      Bank of New York
      100 Colonial Center Parkway, Suite 300
      Lake Mary, FL 32746

      Brown Brothers Harriman
      40 Water Street
      Boston, Massachusetts 02109-3661

      LEGAL COUNSEL

      Dechert
      1775 Eye Street, N.W.
      Washington, D.C. 20006

      INDEPENDENT AUDITORS

      KPMG LLP
      99 High Street
      Boston, MA 02110-2371

      Contact your investment professional, or call (800) 992-0180 for a current ING Funds prospectus. The prospectuses contain more complete information on all charges, fees, risks and expenses. Please read the prospectus carefully before investing or sending money.


[ING FUNDS LOGO]                                     VPTSSAR0603-081803

ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEMS 4-8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant's disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant's disclosure controls and procedures allow timely preparation and review of the information for the registrant's Form N-CSR and the officer certifications of such Form N-CSR.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS.

(a) Not applicable.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT. The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Variable Products Trust




By /s/ James M. Hennessy
   --------------------------
        James M. Hennessy
        President and Chief Executive Officer

Date:  August 28, 2003
       -------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By  /s/ James M. Hennessy
   --------------------------
         James M. Hennessy
         President and Chief Executive Officer

Date:  August 28, 2003
       -------------------------------------





By /s/ Michael J. Roland
   --------------------------
        Michael J. Roland
        Executive Vice President and Chief Financial Officer

Date:  August 28, 2003
       -------------------------------------